UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2019 to September 30, 2020

Item 1. Reports to Shareholders.

a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.

Annual Report
September 30, 2020
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style Fund
AQR TM Large Cap Multi-Style Fund
AQR TM Small Cap Multi-Style Fund
AQR TM International Multi-Style Fund
AQR TM Emerging Multi-Style Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR TM Large Cap Momentum Style Fund
AQR TM Small Cap Momentum Style Fund
AQR TM International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Emerging Defensive Style Fund
AQR Global Equity Fund
AQR International Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.

Table of Contents
Shareholder Letters (Unaudited)
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
4
AQR International Multi-Style Fund
..................................................................
6
AQR Emerging Multi-Style Fund
....................................................................
8
AQR TM Large Cap Multi-Style Fund
.................................................................
10
AQR TM Small Cap Multi-Style Fund
.................................................................
12
AQR TM International Multi-Style Fund
................................................................
14
AQR TM Emerging Multi-Style Fund
..................................................................
16
AQR Large Cap Momentum Style Fund
...............................................................
18
AQR Small Cap Momentum Style Fund
...............................................................
20
AQR International Momentum Style Fund
..............................................................
22
AQR TM Large Cap Momentum Style Fund
............................................................
24
AQR TM Small Cap Momentum Style Fund
............................................................
26
AQR TM International Momentum Style Fund
...........................................................
28
AQR Large Cap Defensive Style Fund
................................................................
30
AQR International Defensive Style Fund
...............................................................
32
AQR Emerging Defensive Style Fund
.................................................................
34
AQR Global Equity Fund
..........................................................................
36
AQR International Equity Fund
......................................................................
39
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
43
AQR Small Cap Multi-Style Fund
....................................................................
48
AQR International Multi-Style Fund
..................................................................
56
AQR Emerging Multi-Style Fund
....................................................................
60
AQR TM Large Cap Multi-Style Fund
.................................................................
65
AQR TM Small Cap Multi-Style Fund
.................................................................
70
AQR TM International Multi-Style Fund
................................................................
78
AQR TM Emerging Multi-Style Fund
..................................................................
82
AQR Large Cap Momentum Style Fund
...............................................................
87
AQR Small Cap Momentum Style Fund
...............................................................
93
AQR International Momentum Style Fund
..............................................................
102
AQR TM Large Cap Momentum Style Fund
............................................................
108
AQR TM Small Cap Momentum Style Fund
............................................................
114
AQR TM International Momentum Style Fund
...........................................................
124
AQR Large Cap Defensive Style Fund
................................................................
130
AQR International Defensive Style Fund
...............................................................
136
AQR Emerging Defensive Style Fund
.................................................................
141
AQR Global Equity Fund
..........................................................................
144
AQR International Equity Fund
......................................................................
153
Financial Statements and Notes
........................................................................
161
Report of Independent Registered Public Accounting Firm
.....................................................
243
Other Federal Tax Information (Unaudited)
................................................................
244
Fund Expense Examples (Unaudited)
....................................................................
246
Trustees and Officers (Unaudited)
......................................................................
251
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
252
Liquidity Risk Management Program (Unaudited)
...........................................................
255

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2020, the Fund returned 10.30% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 16.01%. The Fund’s underperformance was driven primarily by stock selection within the financials (-1.8%) and industrials (-1.6%) sectors and was partially offset by positive performance within information technology (0.9%).
Over the course of the period, the Fund's largest active positions included sector overweights to information technology (5.8%) and consumer discretionary (3.9%), while the portfolio was underweight energy (-3.5%)
and industrials (-3.5%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.39%, 0.65% and 0.30%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR LARGE CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QCELX 10.30% 6.68% 9.57% 10.56% 3/26/2013
Fund - Class N: QCENX 10.07% 6.41% 9.30% 10.30% 3/26/2013
Fund - Class R6: QCERX 10.43% 6.76% 9.67% 7.76% 7/10/2014
Russell 1000® Total Return Index 16.01% 12.38% 14.09% 12.95% 3/26/2013
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2020, the Fund returned 1.13% while the Russell 2000® Total
Return Index (the “Benchmark”) returned 0.39%. The Fund’s outperformance was driven primarily by sector selection. An underweight to real estate (0.8%) and health care (0.3%) were the largest contributors.
Over the course of the period, the Fund’s largest active positions included sector overweights to industrials
(4.5%) and information technology (2.3%); the portfolio was underweight real estate (-3.5%) and utilities
(-2.0%)
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.61%, 0.87% and 0.52%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR SMALL CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSMLX 1.13% -0.86% 5.54% 6.91% 3/26/2013
Fund - Class N: QSMNX 0.87% -1.09% 5.29% 6.64% 3/26/2013
Fund - Class R6: QSERX 1.22% -0.75% 5.64% 3.89% 7/10/2014
Russell 2000® Total Return Index 0.39% 1.77% 8.00% 7.81% 3/26/2013
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-
cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2020, the Fund returned -0.51% while the MSCI Daily TR Net
World Ex USA Index (the “Benchmark”) returned 0.16%. The Fund’s underperformance was driven primarily by stock selection within the health care (-1.4%) and information technology (-1.1%) sectors and was partially offset by positive performance within materials (1.0%) and consumer staples (0.6%).
Over the course of the period, the Fund 's largest active positions included sector overweights to health care
(5.4%) and information technology (3.4%); the portfolio was underweight industrials (-4.3%) and consumer staples (-2.5%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.62%, 0.87% and 0.52%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR INTERNATIONAL MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QICLX -0.51% -0.70% 3.60% 3.11% 3/26/2013
Fund - Class N: QICNX -0.75% -0.96% 3.32% 2.85% 3/26/2013
Fund - Class R6: QICRX -0.47% -0.62% 3.69% 0.81% 7/10/2014
MSCI Daily TR Net World Ex USA
Index** 0.16% 0.62% 5.32% 3.94% 3/26/2013
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR INTERNATIONAL MULTI-STYLE FUNDVS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF
$10,000 INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and midcap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2020, the Fund returned 10.69% while the MSCI Daily TR
Net Emerging Markets Index (the “Benchmark”) returned 10.54%. The Fund’s outperformance was driven primarily by sector selection. An underweight to financials (1.3%) and energy (0.3%) were the largest contributors.
Over the course of the period, the Fund’s largest active positions included sector overweight to industrials
(3.2%) and consumer discretionary (1.0%); the portfolio was underweight financials (-4.4%) and energy
(-0.9%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.81%, 1.07% and 0.72%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR EMERGING MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QEELX 10.69% 0.65% 6.88% 2.23% 5/13/2014
Fund - Class N: QEENX 10.51%* 0.44% 6.61% 1.99% 5/13/2014
Fund - Class R6: QECRX 10.88% 0.78% 6.99% 1.63% 7/10/2014
MSCI Daily TR Net Emerging Markets
Index** 10.54% 2.42% 8.97% 3.38% 5/13/2014
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR EMERGING MULTI-STYLE FUND VS.MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF
$10,000 INVESTED ON 5/13/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 09/30/2020 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Shareholder Letter (Unaudited)
AQR TM LARGE CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the one-year period ended September 30, 2020, the Fund returned 11.76% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 16.01%. The Fund’s underperformance was driven primarily by stock selection within the information technology (-2.7%) and consumer discretionary (-1.5%) sectors and was partially offset by positive performance within real estate (0.5%).
Over the course of the period, the Fund's largest active positions included sector overweights to consumer staples (3.2%) and health care (2.6%); the portfolio was underweight energy (-3.0%) and industrials (-2.9%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.50%, 0.72% and 0.40%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM LARGE CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QTLLX 11.76% 7.52% 10.19% 7.84% 2/11/2015
Fund - Class N: QTLNX 11.44% 7.26% 9.91% 7.56% 2/11/2015
Fund - Class R6: QTLRX 11.84% 7.64% 10.30% 7.94% 2/11/2015
Russell 1000® Total Return Index 16.01% 12.38% 14.09% 11.15% 2/11/2015
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM LARGE CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR TM LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR TM SMALL CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the one-year period ended September 30, 2020, the Fund returned -1.34% while the Russell 2000®
Total Return Index (the “Benchmark”) returned 0.39%. The Fund’s underperformance was driven primarily by stock selection within the healthcare (-2.1%) and industrials (-1.3%) sectors and was partially offset by positive performance within financials (0.9%).
Over the course of the period, the Fund's largest active positions included sector overweights to industrials
(4.7%) and information technology (2.6%); the portfolio was underweight real estate (-3.6%) and utilities
(-2.0%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
1.28%, 1.51% and 1.19%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM SMALL CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSSLX -1.34% -1.74% 4.71% 2.66% 2/11/2015
Fund - Class N: QSSNX -1.68% -1.98% 4.44% 2.40% 2/11/2015
Fund - Class R6: QSSRX -1.34% -1.66% 4.81% 2.76% 2/11/2015
Russell 2000® Total Return Index 0.39% 1.77% 8.00% 5.58% 2/11/2015
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM SMALL CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR TM SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the one-year period ended September 30, 2020, the Fund returned 0.38% while the MSCI Daily TR Net
World Ex USA Index (the “Benchmark”) returned 0.16%. The Fund’s outperformance was driven primarily by stock selection within the materials (0.9%) and consumer staples (0.7%) sectors and was partially offset by negative performance within health care (-1.4%) and information technology (-1.3%).
Over the course of the period, the Fund 's largest active positions included sector overweights to the health care (4.6%) and information technology (3.5%); the portfolio was underweight industrials (-4.1%) and consumer staples (-2.0%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.71%, 0.96% and 0.61%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM INTERNATIONAL MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QIMLX 0.38% -0.19% 4.07% 2.47% 2/11/2015
Fund - Class N: QIMNX 0.00 -0.46% 3.79% 2.21% 2/11/2015
Fund - Class R6: QIMRX 0.47% -0.09% 4.16% 2.57% 2/11/2015
MSCI Daily TR Net World Ex USA Index** 0.16% 0.62% 5.32% 3.28% 2/11/2015
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM INTERNATIONAL MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
AQR TM INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF
$10,000 INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Shareholder Letter (Unaudited)
AQR TM EMERGING MULTI-STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the one-year period ended September 30, 2020, the Fund returned 10.94% while the MSCI Daily TR
Net Emerging Markets Index (the “Benchmark”) returned 10.54%. The Fund’s outperformance was driven primarily by stock selection within the financials (1.1%) and information technology (0.8%) sectors and was partially offset by negative performance within communication services (-1.7%) and consumer discretionary
(-1.6%). The Fund’s performance was negatively impacted by positioning across 5 sectors.
Over the course of the period, the Fund's largest active positions included sector overweights to industrials
(2.6%) and information technology (1.2%); the portfolio was underweight financials (-3.9%) and energy
(-0.9%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM EMERGING MULTI-STYLE FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.84%, 1.09% and 0.74%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR TM EMERGING MULTI-STYLE FUND VS.MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF
$10,000 INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM EMERGING MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QTELX 10.94% 0.38% 6.86% 2.64% 2/11/2015
Fund - Class N: QTENX 10.65% 0.08% 6.57% 2.37% 2/11/2015
Fund - Class R6: QTERX 11.03% 0.46% 6.93% 2.72% 2/11/2015
MSCI Daily TR Net Emerging Market Index** 10.53% 2.41% 8.96% 4.62% 2/11/2015

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the period ended September 30, 2020, the Fund returned 19.52% while the Russell 1000® Total Return
Index (the “Benchmark”) returned 16.01%. The Fund’s outperformance was driven primarily by sector selection. An overweight to information technology (2.4%) and an underweight to energy (2.0%) sectors were the largest contributors.
Over the course of the period, the Fund's largest active positions included sector overweights to the information technology (8.9%) and real estate (1.4%) sectors; the portfolio was underweight financials
(-3.8%) and energy (-2.9%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.41%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020
AQR LARGE CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AMOMX 19.52% 14.52% 14.20% 13.45% 14.86% 7/9/2009
Fund - Class N: AMONX 19.20% 14.22% 13.91% N/A 13.79% 12/17/2012
Fund - Class R6: QMORX 19.66% 14.64% 14.31% N/A 11.38% 7/10/2014
Russell 1000® Total Return Index 16.01% 12.38% 14.09% 13.76% 15.11% 7/9/2009
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2020
AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 7/9/2009
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark.
Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the period ended September 30, 2020, the Fund returned 8.89% while the Russell 2000® Total Return
Index (the “Benchmark”) returned 0.39%. The Fund’s outperformance was driven primarily by stock selection within the financials (2.0%) and real estate (1.5%) sectors.
Over the course of the period, the Fund's largest active positions included sector overweights to the information technology (3.5%) and health care (3.0%) sectors; the portfolio was underweight financials
(-7.1%) and materials (-1.4%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.66%, 0.91% and 0.56%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020
AQR SMALL CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ASMOX 8.89% 5.23% 9.10% 11.16% 12.76% 7/9/2009
Fund - Class N: ASMNX 8.59% 4.98% 8.83% N/A 10.26% 12/17/2012
Fund - Class R6: QSMRX 8.99% 5.35% 9.20% N/A 6.76% 7/10/2014
Russell 2000® Total Return Index 0.39% 1.77% 8.00% 9.85% 12.26% 7/9/2009
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2020
AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 7/9/2009
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR International Momentum Style Fund (the “Fund”) invests in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark.
Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2020, the Fund returned 10.62% while the MSCI Daily TR Net
World Ex USA Index (the “Benchmark”) returned 0.16%. The Fund’s outperformance was driven primarily by stock selection within the materials (1.3%) and information technology (1.0%) sectors, but it was partially offset by negative performance in consumer discretionary (-0.1%).
Over the course of the period, the Fund's largest active positions included sector overweights to health care
(6.6%) and information technology (3.6%); the portfolio was underweight financials (-8.2%) and energy
(-3.3%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.61%, 0.86% and 0.51%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020
AQR INTERNATIONAL MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AIMOX 10.62% 3.73% 6.37% 4.71% 6.62% 7/9/2009
Fund - Class N: AIONX 10.33% 3.46% 6.10% N/A 4.74% 12/17/2012
Fund - Class R6: QIORX 10.68% 3.81% 6.47% N/A 3.07% 7/10/2014
MSCI Daily TR Net World Ex USA
Index** 0.16% 0.62% 5.32% 4.37% 6.27% 7/9/2009
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2020
AQR INTERNATIONAL MOMENTUM STYLE FUNDVS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF
$10,000 INVESTED ON 7/9/2009
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Shareholder Letter (Unaudited)
AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the period ended September 30, 2020, the Fund returned 21.37% while the Russell 1000® Total Return
Index (the “Benchmark”) returned 16.01%. The Fund’s outperformance was driven primarily by sector selection. An overweight to information technology (2.6%) and underweight to energy (2.1%) sectors were the largest contributors. Stock Selection also aided outperformance, within communication services (0.6%)
and health care (0.6%) sectors.
Over the course of the period, the Fund's largest active positions included sector overweights to information technology (9.3%) and real estate (1.3%); the portfolio was underweight financials (-5.5%) and energy
(-3.0%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.46%, 0.71% and 0.36%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM LARGE CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ATMOX 21.37% 14.90% 14.19% 14.27% 1/27/2012
Fund - Class N: ATMNX 21.09% 14.60% 13.94% 13.87% 12/17/2012
Fund - Class R6: QTMRX 21.50% 15.01% 14.31% 11.46% 7/10/2014
Russell 1000® Total Return Index 16.01% 12.38% 14.09% 13.73% 1/27/2012
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM LARGE CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2020
AQR TM LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF
$10,000 INVESTED ON 1/27/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the period ended September 30, 2020, the Fund returned 11.02% while the Russell 2000® Total Return
Index (the “Benchmark”) returned 0.39%. The Fund’s outperformance was driven primarily by stock selection within the financials (2.1%) and information technology (1.4%) sectors.
Over the course of the period, the Fund's largest active positions included sector overweights to the health care (3.9%) and information technology (3.7%) sectors; the portfolio was underweight financials (-7.3%) and materials (-1.4%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.91%, 1.14% and 0.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM SMALL CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ATSMX 11.02% 5.78% 9.53% 10.86% 1/27/2012
Fund - Class N: ATSNX 10.74% 5.51% 9.29% 10.47% 12/17/2012
Fund - Class R6: QTSRX 11.19% 5.89% 9.66% 7.23% 7/10/2014
Russell 2000® Total Return Index 0.39% 1.77% 8.00% 9.10% 1/27/2012
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM SMALL CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2020
AQR TM SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF
$10,000 INVESTED ON 1/27/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR TM International Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap
non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.
For the one-year period ended September 30, 2020, the Fund returned 10.07% while the MSCI Daily TR Net
World Ex USA Index (the “Benchmark”) returned 0.16%. The Fund’s outperformance was driven primarily by stock selection within the health care (1.0%) and information technology (0.9%) sectors.
Over the course of the period, the Fund's largest active positions within the stock selection strategy included sector overweights to health care (7.1%) and information technology (4.3%); the portfolio was underweight financials (-8.3%) and industrials (-2.3%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%1. The VIX index which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are
0.74%, 0.99% and 0.64%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ATIMX 10.07% 3.34% 6.06% 6.06% 1/27/2012
Fund - Class N: ATNNX 9.85% 3.10% 5.83% 4.83% 12/17/2012
Fund - Class R6: QTIRX 10.20% 3.43% 6.16% 2.77% 7/10/2014
MSCI Daily TR Net World Ex USA
Index** 0.16% 0.62% 5.32% 5.08% 1/27/2012
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2020
AQR TM INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX**
VALUE OF $10,000 INVESTED ON 1/27/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets.
To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2020, the Fund returned 10.21% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 16.01%. The Fund’s underperformance was driven primarily by sector selection. An underweight to information technology (-2.3%) and overweight to financials (-1.2%)
sectors were the largest detractors.
Over the course of the period, the Fund's largest active positions included sector overweights to consumer staples (8.5%) and utilities (6.8%); the portfolio was underweight information technology (-9.2%) and communication services (-4.4%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.39%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR LARGE CAP DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: AUEIX 10.21% 12.83% 14.14% 14.40% 7/9/2012
Fund - Class N: AUENX 9.95% 12.53% 13.85% 14.12% 7/9/2012
Fund - Class R6: QUERX 10.32% 12.93% 14.25% 13.14% 9/2/2014
Russell 1000® Total Return Index 16.01% 12.38% 14.09% 14.07% 7/9/2012

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2020, the Fund returned 3.21% while the MSCI Daily TR Net
World Ex USA Index (the “Benchmark”) returned 0.16%. The Fund’s outperformance was driven primarily by stock selection within the energy (2.6%) and consumer staples (0.6%) sectors, although negative performance in utilities (-0.7%) and communication services (-0.7%) detracted.
Over the course of the period, the Fund's largest active positions included sector overweights to consumer staples (8.2%) and utilities (7.4%); the portfolio was underweight financials (-5.3%) and industrials (-4.1%).
Notable active positions also included a country overweight to Japan (9.0%) and Canada (1.5%) and an underweight to the United Kingdom (-5.0%) and Germany (-3.8%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.64%, 0.89% and 0.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL DEFENSIVE STYLE FUND VS.MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF
$10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR INTERNATIONAL DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ANDIX 3.21% 2.17% 6.02% 5.84% 7/9/2012
Fund - Class N: ANDNX 3.04% 1.94% 5.77% 5.58% 7/9/2012
Fund - Class R6: ANDRX 3.32% 2.29% 6.13% 2.94% 9/2/2014
MSCI Daily TR Net World Ex USA Index** 0.16% 0.62% 5.32% 5.97% 7/9/2012

Shareholder Letter (Unaudited)
AQR EMERGING DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Emerging Defensive Style Fund (the “Fund”) pursues a defensive strategy in emerging markets, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets.
To achieve this objective, the Fund invests in a broadly diversified set of large/ midcap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2020, the Fund returned -2.99% while the MSCI Daily TR
Net Emerging Markets Index (the “Benchmark”) returned 10.54%. The Fund’s underperformance was driven primarily by stock selection within the communication services (-2.9%) and consumer discretionary (-2.2%)
sectors and was partially offset by positive performance within energy (0.2%) and financials (0.2%).
Over the course of the period, the Fund's largest active positions included sector overweights to consumer staples (18.0%) and utilities (5.1%); the portfolio was underweight consumer discretionary (-10.7%) and information technology (-7.9%). Notable active positions also included a country overweight to Malaysia
(4.9%) and Thailand (4.7%) and an underweight to China (-11.2%) and Brazil (-3.4%).
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EMERGING DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.97%, 1.22% and 0.87%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EMERGING DEFENSIVE STYLE FUND VS.MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF
$10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR EMERGING DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: AZEIX -2.99% -1.14% 3.15% -0.05% 7/9/2012
Fund - Class N: AZENX -3.17% -1.38% 2.92% -0.27% 7/9/2012
Fund - Class R6: AZERX -2.90% -1.05% 3.24% -2.07% 9/2/2014
MSCI Daily TR Net Emerging Markets Index** 10.54% 2.42% 8.97% 4.24% 7/9/2012

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND

AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over-and under-weight countries and currencies relative to the benchmark.
For the one-year period ended September 30, 2020, the Fund returned 6.48% while the MSCI Daily TR Net
World Index (the “Benchmark”) returned 10.41%. The portfolio's underperformance was driven primarily by stock selection (-1.6%), country selection (-1.4%), and currency selection (-0.1%).
Specifically, within the stock selection strategy, stock selection within industries (-5.3%) contributed most to negative performance, with the main drivers being within the financials (-2.0%) and industrials (-1.5%)
sectors.
Over the course of the period, the Fund's largest active positions within the stock selection strategy included overweights to the information technology (5.3%) and health care (3.4%) sectors; the portfolio was underweight energy (-3.1%) and communication services (-2.7%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies.  During the fiscal year ended September 30, 2020, the Fund’s use of derivative instruments in accordance with its principal investment strategies did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.82%, 1.07% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON
12/31/2009
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020
AQR GLOBAL EQUITY FUND
PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQGIX 6.48% 2.60% 7.73% 8.56% 8.35% 12/31/2009
Fund - Class N: AQGNX 6.24% 2.29% 7.44% 8.27% 8.05% 12/31/2009
Fund - Class R6: AQGRX 6.40% 2.64% 7.81% N/A 5.98% 1/8/2014
MSCI Daily TR Net World Index** 10.41% 7.74% 10.48% 9.37% 8.95% 12/31/2009

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.82%, 1.07% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON
6/30/2006
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR GLOBAL EQUITY FUND
PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQGIX 6.48% 2.60% 7.73% 8.56% 5.45% 6/30/2006
Fund - Class N:AQGNX 6.24% 2.29% 7.44% 8.27% 5.14% 6/30/2006
Fund - Class R6:AQGRX 6.40% 2.64% 7.81% N/A 5.97% 1/8/2014
MSCI Daily TR Net World Index** 10.41% 7.74% 10.48% 9.37% 6.30% 6/30/2006

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over-and under-weight countries and currencies relative to the benchmark.
For the one-year period ended September 30, 2020, the Fund returned 0.23% while the MSCI Daily TR Net
EAFE Index (the “Benchmark”) returned 0.49%. The portfolio's underperformance was driven primarily by currency selection (-1.4%) but was partially offset by stock selection (1.2%) and country selection (0.7%).
Specifically, within the stock selection strategy, stock selection within industries (-2.0%) contributed most to negative performance, with the main drivers being within the industrials (-1.6%) and health care (-0.9%)
sectors.
Over the course of the period, the Fund's largest active positions within the stock selection strategy included overweights to the information technology (5.4%) and health care (4.4%) sectors; the portfolio was underweight financials (-5.6%) and consumer staples (-2.5%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies.  During the fiscal year ended September 30, 2020, the Fund’s use of derivative instruments in accordance with its principal investment strategies did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
The global COVID-19 crisis had a material impact on global equity markets during the first quarter of 2020 and continues to do so in many respects to date. In February and March, the MSCI ACWI Index (net total return, USD) lost as much as 31.1%, while the S&P 500 Index lost as much as -30.4%
1
. The VIX index
which measures expected volatility of the S&P 500 index reached a 10-year high of more than 82 (from a prior level of approximately 18 on January 31). From February through April, a series of global market interventions occurred, which included government stimulus programs, restrictions on stock shorting, delays of some financial reporting, and others. As of September 30, 2020, many countries in both developed and emerging markets have continued to maintain travel and business restrictions, as the COVID-19 pandemic continues to impact the global economy.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies maintain extensive levels of diversification (at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring.
We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during the recent COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 pandemic remains a potential factor within the global equity market environment.
1
Index returns calculated from Jan 31, 2020 – March 23, 2020 which was the lowest point during the first quarter.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.89%, 1.06% and 0.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED
ON 9/29/2009
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2020
AQR INTERNATIONAL EQUITY FUND
PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQIIX 0.23% -2.67% 3.87% 4.30% 4.33% 9/29/2009
Fund - Class N: AQINX -0.12% -2.90% 3.62% 3.99% 4.05% 9/29/2009
Fund - Class R6: AQIRX 0.34% -2.61% 3.96% N/A 1.55% 1/8/2014
MSCI Daily TR Net EAFE Index** 0.49% 0.62% 5.26% 4.62% 4.49% 9/29/2009

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.89%, 1.06% and 0.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED
ON 7/31/2004
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR INTERNATIONAL EQUITY FUND
PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQIIX 0.23% -2.67% 3.87% 4.30% 4.88% 7/31/2004
Fund - Class N:AQINX -0.12% -2.90% 3.62% 3.99% 4.57% 7/31/2004
Fund - Class R6:AQIRX 0.34% -2.61% 3.96% N/A 1.55% 1/8/2014
MSCI Daily TR Net EAFE Index** 0.49% 0.62% 5.26% 4.62% 5.13% 7/31/2004

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | September 2020
DEFINITIONS:
The MSCI Daily TR Ne t EAFE Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI Daily TR Net Emerging Markets Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI D aily TR Net World Ex USA Index : captures large and mid cap securities exhibiting overall growth style characteristics across 22 Developed
Markets countries and 23 Emerging Markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI Daily TR Net World Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 1000® Total Return Index
:
measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000
®
Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 2000® Total Return Index
:
measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Total Return Index is a subset of the Russell 3000
®
Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.4%
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.
7,807 728,081
Howmet Aerospace, Inc.
95,226 1,592,179
Huntington Ingalls Industries, Inc.
27,433 3,861,195
Lockheed Martin Corp.
906 347,251
Northrop Grumman Corp.
6,230 1,965,503
8,494,209
Automobiles - 1.5%
General Motors Co.
92,464 2,736,010
Tesla, Inc. *
26,565 11,396,651
Thor Industries, Inc.
26,206 2,496,383
16,629,044
Banks - 1.3%
Associated Banc-Corp.
63,107 796,410
Citizens Financial Group, Inc.
62,934 1,590,972
First Citizens BancShares , Inc.,
Class A 3,515 1,120,512
FNB Corp.
44,140 299,269
JPMorgan Chase & Co.
35,250 3,393,517
People's United Financial, Inc.
30,355 312,960
Popular, Inc.
171,636 6,225,238
13,738,878
Beverages - 1.0%
Coca-Cola Co. (The)
9,629 475,384
Monster Beverage Corp. *
14,156 1,135,311
PepsiCo, Inc.
65,155 9,030,483
10,641,178
Biotechnology - 5.0%
AbbVie, Inc.
141,558 12,399,065
Alexion Pharmaceuticals, Inc. *
51,761 5,923,011
Amgen, Inc.
26,282 6,679,833
Biogen, Inc. *
42,053 11,929,595
Exelixis , Inc. *
249,666 6,104,334
Gilead Sciences, Inc.
52,445 3,314,000
Immunomedics , Inc. *
7,965 677,264
Regeneron Pharmaceuticals, Inc. *
2,073 1,160,424
United Therapeutics Corp. *
58,787 5,937,487
54,125,013
Building Products - 0.4%
A O Smith Corp.
11,403 602,078
Fortune Brands Home & Security,
Inc. 22,068 1,909,323
Masco Corp.
11,990 661,009
Owens Corning
18,591 1,279,247
4,451,657
Capital Markets - 1.8%
Ameriprise Financial, Inc.
68,358 10,534,651
Bank of New York Mellon Corp.
(The) 26,481 909,358
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.8% (continued)
LPL Financial Holdings, Inc.
8,078 619,340
Morgan Stanley
87,246 4,218,344
MSCI, Inc.
1,673 596,893
State Street Corp.
43,183 2,562,048
19,440,634
Chemicals - 0.9%
Cabot Corp.
19,696 709,647
DuPont de Nemours, Inc.
32,826 1,821,186
Eastman Chemical Co.
25,871 2,021,043
Huntsman Corp.
32,620 724,490
LyondellBasell Industries NV, Class
A 61,329 4,323,081
9,599,447
Commercial Services & Supplies - 0.9%
ADT, Inc.
160,063 1,307,715
Cintas Corp.
4,797 1,596,585
Copart , Inc. *
18,962 1,994,044
Waste Management, Inc.
40,790 4,616,204
9,514,548
Communications Equipment - 0.1%
Ciena Corp. *
25,366 1,006,776
Lumentum Holdings, Inc. *
4,374 328,619
1,335,395
Construction & Engineering - 0.2%
Quanta Services, Inc. 50,244 2,655,898
Consumer Finance - 0.2%
OneMain Holdings, Inc.
9,666 302,063
SLM Corp.
252,716 2,044,472
2,346,535
Distributors - 0.1%
LKQ Corp. * 30,523 846,403
Diversified Consumer Services - 0.2%
frontdoor , Inc. *
15,479 602,288
Graham Holdings Co., Class B
3,238 1,308,508
1,910,796
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B * 67,597 14,394,105
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
236,594 6,745,295
Verizon Communications, Inc.
139,009 8,269,645
15,014,940
Electric Utilities - 0.9%
Exelon Corp.
63,584 2,273,764
NRG Energy, Inc.
243,207 7,476,183
9,749,947

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.4%
Acuity Brands, Inc. (a)
14,584 1,492,672
GrafTech International Ltd.
74,677 510,791
Hubbell, Inc.
3,602 492,898
Regal Beloit Corp.
16,017 1,503,516
3,999,877
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. *
68,481 5,386,716
Avnet, Inc.
17,927 463,234
CDW Corp.
17,982 2,149,388
Jabil, Inc.
238,690 8,177,519
SYNNEX Corp.
85,542 11,981,013
28,157,870
Entertainment - 0.6%
Electronic Arts, Inc. * 47,747 6,226,686
Equity Real Estate Investment Trusts (REITs) - 0.2%
Brixmor Property Group, Inc.
54,745 639,969
CoreSite Realty Corp.
5,297 629,707
SBA Communications Corp.
4,505 1,434,753
2,704,429
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.
13,321 4,728,955
Kroger Co. (The)
218,594 7,412,522
Sprouts Farmers Market, Inc. *
212,054 4,438,290
Walgreens Boots Alliance, Inc.
56,955 2,045,824
Walmart, Inc.
63,845 8,932,554
27,558,145
Food Products - 1.5%
Flowers Foods, Inc.
17,814 433,415
General Mills, Inc.
64,908 4,003,525
Ingredion, Inc.
5,161 390,585
J M Smucker Co. (The)
28,546 3,297,634
Pilgrim's Pride Corp. *
176,401 2,639,841
Tyson Foods, Inc., Class A
94,938 5,646,912
16,411,912
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.
29,950 2,408,579
Danaher Corp.
30,770 6,625,704
Medtronic plc
42,776 4,445,282
Quidel Corp. *
12,068 2,647,478
16,127,043
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.
22,417 2,172,656
Anthem, Inc.
31,598 8,486,907
Cigna Corp.
9,942 1,684,274
CVS Health Corp.
105,572 6,165,405
Humana, Inc.
32,397 13,408,794
McKesson Corp.
6,870 1,023,149
Molina Healthcare, Inc. *
33,365 6,107,130
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.7% (continued)
UnitedHealth Group, Inc.
1,671 520,968
Universal Health Services, Inc.,
Class B 12,065 1,291,196
40,860,479
Health Care Technology - 0.6%
Teladoc Health, Inc. *(a)
10,650 2,334,906
Veeva Systems, Inc., Class A *
16,716 4,700,372
7,035,278
Hotels, Restaurants & Leisure - 1.1%
Aramark
78,705 2,081,747
Darden Restaurants, Inc.
15,720 1,583,633
Domino's Pizza, Inc.
7,354 3,127,509
Extended Stay America, Inc.
135,578 1,620,157
McDonald's Corp.
9,460 2,076,375
MGM Resorts International
63,060 1,371,555
Yum! Brands, Inc.
5,389 492,016
12,352,992
Household Durables - 2.4%
DR Horton, Inc.
59,712 4,516,019
Lennar Corp., Class A
67,355 5,501,556
Mohawk Industries, Inc. *
18,428 1,798,389
NVR, Inc. *
626 2,556,033
PulteGroup, Inc.
158,422 7,333,354
Whirlpool Corp.
23,708 4,359,664
26,065,015
Household Products - 2.9%
Clorox Co. (The)
39,892 8,384,102
Kimberly-Clark Corp.
63,620 9,394,129
Procter & Gamble Co. (The)
103,953 14,448,427
32,226,658
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 45,975 867,089
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 17,094 2,091,793
Insurance - 2.8%
Allstate Corp. (The)
126,373 11,896,754
Assurant, Inc.
23,344 2,831,861
Assured Guaranty Ltd.
26,349 565,977
Everest Re Group Ltd.
34,299 6,775,425
First American Financial Corp.
93,165 4,743,030
MetLife, Inc.
40,830 1,517,651
Old Republic International Corp.
67,783 999,121
Progressive Corp. (The)
18,793 1,779,133
31,108,952
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A *
11,133 16,316,525
Alphabet, Inc., Class C *
9,873 14,509,361
Facebook, Inc., Class A *
82,082 21,497,276

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - 4.9% (continued)
IAC/InterActiveCorp *
4,504 539,489
Match Group, Inc. *
9,750 1,078,837
53,941,488
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. *
11,386 35,851,440
Booking Holdings, Inc. *
175 299,369
eBay, Inc.
45,654 2,378,573
Qurate Retail, Inc., Series A
172,469 1,238,328
Wayfair, Inc., Class A *
2,214 644,296
40,412,006
IT Services - 4.3%
Accenture plc, Class A
16,917 3,823,073
Akamai Technologies, Inc. *
64,146 7,090,699
Alliance Data Systems Corp.
76,562 3,214,073
Amdocs Ltd.
26,270 1,508,161
Booz Allen Hamilton Holding Corp.
52,405 4,348,567
CACI International, Inc., Class A *
19,257 4,104,822
Cognizant Technology Solutions
Corp., Class A 70,491 4,893,485
DXC Technology Co.
13,629 243,278
International Business Machines
Corp. 65,474 7,966,221
Leidos Holdings, Inc.
28,042 2,499,944
VeriSign, Inc. *
23,064 4,724,660
Visa, Inc., Class A
11,761 2,351,847
46,768,830
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class
A * 1,671 861,334
Charles River Laboratories
International, Inc. * 43,906 9,942,514
PRA Health Sciences, Inc. *
7,115 721,746
Syneos Health, Inc. *
29,534 1,570,027
Thermo Fisher Scientific, Inc.
16,533 7,299,650
20,395,271
Machinery - 2.0%
AGCO Corp.
10,746 798,105
Colfax Corp. *
31,286 981,129
Cummins, Inc.
23,927 5,052,425
ITT, Inc.
15,872 937,242
Oshkosh Corp.
110,041 8,088,014
PACCAR, Inc.
25,935 2,211,737
Snap-on, Inc.
3,493 513,925
Timken Co. (The)
63,584 3,447,524
22,030,101
Media - 1.1%
Comcast Corp., Class A
176,855 8,181,312
DISH Network Corp., Class A *
46,567 1,351,840
Interpublic Group of Cos., Inc. (The)
94,449 1,574,465
INVESTMENTS SHARES VALUE ($)
Media - 1.1% (continued)
Omnicom Group, Inc.
11,987 593,357
11,700,974
Multiline Retail - 1.5%
Dollar General Corp.
22,985 4,818,115
Target Corp.
72,228 11,370,132
16,188,247
Oil, Gas & Consumable Fuels - 0.1%
Pioneer Natural Resources Co. 10,426 896,532
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 9,763 2,130,775
Nu Skin Enterprises, Inc., Class A
10,808 541,372
2,672,147
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.
112,687 6,793,899
Eli Lilly and Co.
4,214 623,756
Horizon Therapeutics plc *
61,567 4,782,524
Jazz Pharmaceuticals plc *
50,128 7,147,751
Johnson & Johnson
121,101 18,029,517
Merck & Co., Inc.
174,948 14,511,937
Mylan NV *(a)
291,026 4,315,916
Pfizer, Inc.
225,241 8,266,345
64,471,645
Professional Services - 0.9%
FTI Consulting, Inc. *
5,590 592,372
ManpowerGroup , Inc.
81,384 5,967,889
Robert Half International, Inc.
70,168 3,714,694
10,274,955
Road & Rail - 0.2%
AMERCO
1,585 564,229
Schneider National, Inc., Class B
48,925 1,209,915
1,774,144
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.
104,833 6,232,322
Cirrus Logic, Inc. *
23,293 1,571,113
Intel Corp.
259,710 13,447,784
Lam Research Corp.
21,258 7,052,342
Micron Technology, Inc. *
109,138 5,125,120
MKS Instruments, Inc.
14,613 1,596,178
NVIDIA Corp.
5,376 2,909,599
Qorvo , Inc. *
30,809 3,974,669
QUALCOMM, Inc.
17,268 2,032,098
Skyworks Solutions, Inc.
29,492 4,291,086
Teradyne, Inc.
46,845 3,722,304
Texas Instruments, Inc.
14,365 2,051,178
54,005,793

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Software - 8.1%
Adobe, Inc. *
13,221 6,483,975
ANSYS, Inc. *
3,850 1,259,836
Cadence Design Systems, Inc. *
45,180 4,817,543
CDK Global, Inc.
7,899 344,317
Citrix Systems, Inc.
11,689 1,609,692
Intuit, Inc.
10,213 3,331,583
Manhattan Associates, Inc. *
11,467 1,094,984
Microsoft Corp.
234,201 49,259,496
NortonLifeLock , Inc.
188,986 3,938,468
Oracle Corp.
172,246 10,283,086
SS&C Technologies Holdings, Inc.
20,015 1,211,308
Teradata Corp. *
42,300 960,210
Trade Desk, Inc. (The), Class A *
1,747 906,309
VMware, Inc., Class A *(a)
6,694 961,727
Zoom Video Communications, Inc.,
Class A * 5,541 2,604,880
89,067,414
Specialty Retail - 4.1%
AutoNation, Inc. *
136,196 7,208,854
Best Buy Co., Inc.
84,824 9,440,063
Dick's Sporting Goods, Inc.
93,218 5,395,458
Foot Locker, Inc.
103,197 3,408,597
Home Depot, Inc. (The)
18,277 5,075,706
Lowe's Cos., Inc.
19,059 3,161,126
Penske Automotive Group, Inc.
38,873 1,852,687
TJX Cos., Inc. (The)
5,456 303,626
Tractor Supply Co.
10,154 1,455,474
Williams-Sonoma, Inc.
79,170 7,160,135
44,461,726
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.
551,998 63,926,888
HP, Inc.
143,257 2,720,450
Xerox Holdings Corp.
225,859 4,239,374
70,886,712
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.
24,883 2,154,370
Hanesbrands, Inc.
139,201 2,192,416
Lululemon Athletica, Inc. *
8,609 2,835,546
NIKE, Inc., Class B
8,855 1,111,657
Ralph Lauren Corp.
18,438 1,253,231
Skechers USA, Inc., Class A *
152,478 4,607,885
14,155,105
Thrifts & Mortgage Finance - 0.0% (b)
MGIC Investment Corp. 51,692 457,991
Tobacco - 0.6%
Altria Group, Inc.
65,947 2,548,192
Philip Morris International, Inc.
51,595 3,869,109
6,417,301
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.0%
Air Lease Corp.
71,346 2,098,999
MSC Industrial Direct Co., Inc.,
Class A 38,920 2,462,858
United Rentals, Inc. *
23,405 4,084,172
Watsco , Inc.
8,645 2,013,334
10,659,363
Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp. 14,016 376,890
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 12,754 1,458,547
TOTAL COMMON STOCKS
(Cost $765,432,465) 1,032,156,027
PREFERRED STOCKS - 0.1%
Internet & Direct Marketing Retail - 0.1%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $375,955) 3,832 377,452
SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4.9%
Limited Purpose Cash Investment
Fund, 0.12% (c)
(Cost $53,482,342) 53,485,206 53,474,509
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(c)(d) 481,996 481,996
Limited Purpose Cash Investment
Fund 0.12% (c)(d) 3,139,925 3,139,296
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,621,920) 3,621,292
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $822,912,682) 1,089,629,280
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% (e) 3,552,569
NET ASSETS - 100.0% 1,093,181,849

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 88,342,636 8.1%
Consumer Discretionary 173,398,786 15.9
Consumer Staples 95,927,342 8.8
Energy 896,532 0.1
Financials 81,487,095 7.4
Health Care 203,014,728 18.6
Industrials 76,323,435 7.0
Information Technology 290,222,014 26.5
Materials 9,599,447 0.9
Real Estate 2,704,429 0.2
Utilities 10,617,035 1.0
Short-Term Investments 53,474,509 4.9
Securities Lending Collateral 3,621,292 0.3
Total Investments In Securities
At Value 1,089,629,280 99.7
Other Assets in Excess of
Liabilities (e ) 3,552,569 0.3
Net Assets
$ 1,093,181,849 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $3,546,819.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 317 12/2020 USD $ 53,129,200 $ 421,982
$ 421,982
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 4,052,022 $ 4,052,022

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.6%
Aerospace & Defense - 1.0%
AAR Corp.
7,997 150,344
Aerojet Rocketdyne Holdings, Inc.
*(a) 3,202 127,728
Astronics Corp. *
18,582 143,453
Maxar Technologies, Inc. (a)
12,777 318,658
Vectrus , Inc. *
45,371 1,724,098
2,464,281
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. *
3,300 200,970
Hub Group, Inc., Class A *
10,728 538,492
739,462
Airlines - 0.1%
Allegiant Travel Co. (a) 2,163 259,127
Auto Components - 0.5%
Adient plc *
4,919 85,246
Dana, Inc.
32,846 404,663
LCI Industries
6,028 640,716
Tenneco, Inc., Class A *
13,685 94,974
XPEL, Inc. *(b)
5,261 137,207
1,362,806
Automobiles - 0.1%
Winnebago Industries, Inc. (a) 4,116 212,674
Banks - 4.2%
1st Source Corp.
5,129 158,178
BancFirst Corp.
4,584 187,211
Bancorp, Inc. (The) *
46,964 405,769
Bank of NT Butterfield & Son Ltd.
(The) 7,323 163,156
Cathay General Bancorp
21,900 474,792
Columbia Banking System, Inc.
16,902 403,113
Customers Bancorp, Inc. *
23,067 258,350
Dime Community Bancshares, Inc.
5,000 56,550
First Bancorp/PR
62,670 327,137
First Interstate BancSystem , Inc.,
Class A 20,632 657,129
First Merchants Corp.
4,446 102,969
Fulton Financial Corp.
27,451 256,118
Glacier Bancorp, Inc.
3,078 98,650
Great Southern Bancorp, Inc.
15,666 567,423
Hancock Whitney Corp.
6,984 131,369
Heartland Financial USA, Inc.
21,735 651,941
Hilltop Holdings, Inc.
60,041 1,235,644
Home BancShares , Inc.
30,077 455,967
International Bancshares Corp.
48,162 1,255,102
Investors Bancorp, Inc.
23,725 172,244
Midland States Bancorp, Inc.
6,609 84,926
MidWestOne Financial Group, Inc.
3,770 67,370
NBT Bancorp, Inc.
13,137 352,334
OFG Bancorp
46,879 584,112
Old National Bancorp
17,437 219,009
INVESTMENTS SHARES VALUE ($)
Banks - 4.2% (continued)
Pacific Premier Bancorp, Inc.
9,911 199,608
Preferred Bank
4,596 147,624
ServisFirst Bancshares, Inc.
4,842 164,773
South State Corp.
10,523 506,682
Stock Yards Bancorp, Inc.
5,469 186,165
United Community Banks, Inc.
11,455 193,933
10,725,348
Beverages - 0.4%
Celsius Holdings, Inc. *
7,328 166,419
Coca-Cola Consolidated, Inc.
1,908 459,218
National Beverage Corp. *(a)
1,704 115,889
Primo Water Corp.
22,021 312,698
1,054,224
Biotechnology - 8.5%
Adverum Biotechnologies, Inc. *
10,426 107,388
Affimed NV (Germany) *
21,853 74,082
Akebia Therapeutics, Inc. *
16,765 42,080
Allakos , Inc. *(a)
1,633 133,008
Allogene Therapeutics, Inc. *
5,652 213,137
Amicus Therapeutics, Inc. *
39,018 550,934
Anika Therapeutics, Inc. *
26,806 948,664
Applied Therapeutics, Inc. *
5,243 108,845
Arcus Biosciences, Inc. *
7,893 135,286
Ardelyx , Inc. *
17,915 94,054
Arena Pharmaceuticals, Inc. *
7,409 554,119
Arrowhead Pharmaceuticals, Inc. *
16,774 722,288
BioCryst Pharmaceuticals, Inc. *(a)
24,809 85,219
Biohaven Pharmaceutical Holding
Co. Ltd. * 4,952 321,929
BioSpecifics Technologies Corp. *
26,319 1,390,433
Blueprint Medicines Corp. *
5,248 486,490
Bridgebio Pharma, Inc. *(a)
5,073 190,339
Catalyst Pharmaceuticals, Inc. *
175,275 520,567
ChemoCentryx , Inc. *
6,322 346,446
Coherus Biosciences, Inc. *(a)
8,800 161,392
Constellation Pharmaceuticals,
Inc. * 7,606 154,098
Cue Biopharma, Inc. *
6,408 96,440
Deciphera Pharmaceuticals, Inc. *
2,599 133,329
Denali Therapeutics, Inc. *
3,574 128,056
Dicerna Pharmaceuticals, Inc. *
10,916 196,379
Eagle Pharmaceuticals, Inc. *
19,214 816,211
Emergent BioSolutions , Inc. *
12,419 1,283,255
Enanta Pharmaceuticals, Inc. *
7,983 365,462
Epizyme , Inc. *
6,135 73,190
Fate Therapeutics, Inc. *
4,401 175,908
Flexion Therapeutics, Inc. *(a)
8,673 90,286
Halozyme Therapeutics, Inc. *
20,783 546,177
ImmunoGen , Inc. *
46,934 168,962
Inovio Pharmaceuticals, Inc. *(a)
15,178 176,065
Insmed , Inc. *
15,152 486,985
Intercept Pharmaceuticals, Inc. *
6,817 282,633
Invitae Corp. *(a)
5,198 225,333

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.5% (continued)
Ironwood Pharmaceuticals, Inc. *
17,609 158,393
Jounce Therapeutics, Inc. *
84,070 686,011
Karuna Therapeutics, Inc. *
2,099 162,295
Karyopharm Therapeutics, Inc. *(a)
19,533 285,182
Kodiak Sciences, Inc. *(a)
5,815 344,306
Lexicon Pharmaceuticals, Inc. *
118,563 170,731
Ligand Pharmaceuticals, Inc. *(a)
7,310 696,789
Mersana Therapeutics, Inc. *
6,390 118,982
Mirati Therapeutics, Inc. *
2,123 352,524
Momenta Pharmaceuticals, Inc. *
12,033 631,492
Myriad Genetics, Inc. *
22,802 297,338
Natera , Inc. *
15,391 1,111,846
Novavax , Inc. *
7,629 826,602
PDL BioPharma , Inc. *
154,113 485,456
PTC Therapeutics, Inc. *
6,425 300,369
Selecta Biosciences, Inc. *(a)
47,665 118,209
Sorrento Therapeutics, Inc. *(a)
15,446 172,223
TG Therapeutics, Inc. *
14,316 383,096
Translate Bio, Inc. *
6,161 83,851
Turning Point Therapeutics, Inc. *
1,509 131,826
Ultragenyx Pharmaceutical, Inc. *
4,919 404,293
Veracyte , Inc. *
8,246 267,912
Vericel Corp. *
16,468 305,152
Vir Biotechnology, Inc. *
7,236 248,412
XBiotech , Inc. *(a)
6,426 122,672
Xencor , Inc. *
9,840 381,694
21,833,125
Building Products - 3.5%
Alpha Pro Tech Ltd. *
37,709 557,339
American Woodmark Corp. *
4,515 354,608
Apogee Enterprises, Inc.
3,475 74,261
Builders FirstSource , Inc. *
96,014 3,131,977
Griffon Corp.
16,551 323,407
Insteel Industries, Inc.
6,416 119,979
Masonite International Corp. *
812 79,901
Patrick Industries, Inc.
17,495 1,006,312
UFP Industries, Inc.
59,708 3,374,099
9,021,883
Capital Markets - 2.1%
Artisan Partners Asset
Management, Inc., Class A 48,974 1,909,496
Cohen & Steers, Inc.
11,743 654,555
Cowen, Inc., Class A
7,547 122,790
Federated Hermes, Inc., Class B
3,409 73,327
Stifel Financial Corp.
24,989 1,263,444
StoneX Group, Inc. *
3,655 186,990
Virtus Investment Partners, Inc.
4,163 577,200
Waddell & Reed Financial, Inc.,
Class A 48,371 718,309
5,506,111
INVESTMENTS SHARES VALUE ($)
Chemicals - 0.8%
Koppers Holdings, Inc. *
31,203 652,455
Stepan Co.
12,241 1,334,269
Tredegar Corp.
4,988 74,171
2,060,895
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.
10,317 378,221
ACCO Brands Corp.
101,135 586,583
Advanced Disposal Services, Inc. *
9,373 283,346
Cimpress plc (Ireland) *(a)
4,149 311,839
Ennis, Inc.
49,251 858,938
Herman Miller, Inc.
28,496 859,439
Kimball International, Inc., Class B
57,861 609,855
Knoll, Inc.
5,902 71,178
McGrath RentCorp
2,041 121,623
Quad/Graphics, Inc.
27,132 82,210
Steelcase, Inc., Class A
99,538 1,006,329
UniFirst Corp.
2,267 429,302
5,598,863
Communications Equipment - 0.6%
Acacia Communications, Inc. *
5,650 380,810
Calix, Inc. *
10,416 185,196
Comtech Telecommunications
Corp. 28,953 405,342
Digi International, Inc. *
10,760 168,179
Inseego Corp. *(a)
10,950 113,004
NETGEAR, Inc. *
5,302 163,408
NetScout Systems, Inc. *
5,290 115,481
Plantronics, Inc. (a)
6,638 78,594
1,610,014
Construction & Engineering - 2.2%
API Group Corp. *(c)
18,318 260,665
Arcosa , Inc.
29,161 1,285,709
EMCOR Group, Inc.
13,676 926,002
Great Lakes Dredge & Dock Corp. *
125,655 1,194,979
MasTec , Inc. *
3,897 164,453
MYR Group, Inc. *
39,592 1,472,031
Sterling Construction Co., Inc. *
9,984 141,373
Tutor Perini Corp. *(a)
25,387 282,557
5,727,769
Construction Materials - 0.2%
Summit Materials, Inc., Class A *
15,567 257,478
US Concrete, Inc. *
5,720 166,109
423,587
Consumer Finance - 0.1%
Curo Group Holdings Corp.
15,391 108,507
Encore Capital Group, Inc. *
3,689 142,358
250,865

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Distributors - 0.1%
Core-Mark Holding Co., Inc. 6,192 179,135
Diversified Consumer Services - 1.2%
American Public Education, Inc. *
39,830 1,122,808
Collectors Universe, Inc.
20,205 999,945
Houghton Mifflin Harcourt Co. *
49,877 86,287
Laureate Education, Inc., Class A *
18,652 247,699
Perdoceo Education Corp. *
17,579 215,167
Select Interior Concepts, Inc., Class
A * 29,318 202,294
Universal Technical Institute, Inc. *
32,644 165,831
WW International, Inc. *
4,156 78,424
3,118,455
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. * 10,309 384,113
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc., Class A *
1,924 335,873
Cogent Communications Holdings,
Inc. 13,303 798,845
Consolidated Communications
Holdings, Inc. * 108,808 619,117
Vonage Holdings Corp. *
7,917 80,991
1,834,826
Electric Utilities - 0.3%
Portland General Electric Co. 25,331 899,250
Electrical Equipment - 1.2%
Atkore International Group, Inc. *
58,383 1,327,046
Encore Wire Corp.
20,786 964,886
FuelCell Energy, Inc. *(a)
28,728 61,478
Orion Energy Systems, Inc. *
42,958 325,192
Plug Power, Inc. *(a)
16,527 221,627
Powell Industries, Inc.
2,842 68,577
2,968,806
Electronic Equipment, Instruments & Components - 2.9%
Benchmark Electronics, Inc.
14,843 299,086
Coda Octopus Group, Inc. *(a)
10,769 59,553
ePlus , Inc. *
7,832 573,302
Fabrinet (Thailand) *
8,530 537,646
Fitbit, Inc., Class A *
36,420 253,483
Insight Enterprises, Inc. *
27,519 1,557,025
Methode Electronics, Inc.
39,850 1,135,725
PC Connection, Inc.
26,030 1,068,792
Sanmina Corp. *
74,532 2,016,091
7,500,703
Energy Equipment & Services - 0.2%
Nabors Industries Ltd.
3,332 81,434
ProPetro Holding Corp. *
82,367 334,410
415,844
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust
7,538 79,149
Agree Realty Corp.
2,000 127,280
American Assets Trust, Inc.
4,706 113,368
American Finance Trust, Inc.
45,583 285,805
Bluerock Residential Growth REIT,
Inc. 33,088 250,807
Columbia Property Trust, Inc.
11,147 121,614
CoreCivic , Inc.
17,642 141,136
DiamondRock Hospitality Co.
52,121 264,254
Easterly Government Properties,
Inc. 18,390 412,120
EastGroup Properties, Inc.
4,452 575,777
Essential Properties Realty Trust,
Inc. 6,796 124,503
Front Yard Residential Corp.
15,286 133,600
GEO Group, Inc. (The)
15,393 174,557
Healthcare Realty Trust, Inc.
15,364 462,764
Hersha Hospitality Trust
29,720 164,649
Independence Realty Trust, Inc.
31,738 367,843
Industrial Logistics Properties Trust
4,209 92,051
Innovative Industrial Properties, Inc.
1,757 218,061
iStar , Inc.
23,226 274,299
Kite Realty Group Trust
18,572 215,064
Lexington Realty Trust
91,143 952,444
Mack-Cali Realty Corp.
12,875 162,483
National Health Investors, Inc.
3,508 211,427
National Storage Affiliates Trust
4,666 152,625
New Senior Investment Group, Inc.
50,559 202,236
NexPoint Residential Trust, Inc.
3,827 169,727
Office Properties Income Trust
17,723 367,221
Physicians Realty Trust
26,411 473,021
Piedmont Office Realty Trust, Inc.,
Class A 35,948 487,814
PS Business Parks, Inc.
826 101,094
QTS Realty Trust, Inc., Class A
9,368 590,371
Retail Opportunity Investments
Corp. 9,939 103,515
Retail Properties of America, Inc.,
Class A 19,137 111,186
RPT Realty
37,644 204,783
Ryman Hospitality Properties, Inc.
1,933 71,134
Sabra Health Care REIT, Inc.
38,539 531,260
Service Properties Trust
24,684 196,238
Sunstone Hotel Investors, Inc.
15,909 126,317
Uniti Group, Inc.
47,881 504,426
Universal Health Realty Income
Trust 5,634 321,082
Urban Edge Properties
39,485 383,794
Urstadt Biddle Properties, Inc.,
Class A 9,225 84,870
Whitestone REIT
17,338 104,028
Xenia Hotels & Resorts, Inc.
16,406 144,045
11,355,842

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings,
Inc. * 17,744 737,263
Ingles Markets, Inc., Class A
37,346 1,420,642
Performance Food Group Co. *
17,586 608,828
Rite Aid Corp. *(a)
29,143 276,567
SpartanNash Co.
6,106 99,833
United Natural Foods, Inc. *(a)
20,714 308,017
Weis Markets, Inc.
2,447 117,456
3,568,606
Food Products - 1.4%
B&G Foods, Inc.
10,521 292,168
Darling Ingredients, Inc. *
7,051 254,048
Fresh Del Monte Produce, Inc.
32,138 736,603
John B Sanfilippo & Son, Inc.
27,195 2,049,959
Seneca Foods Corp., Class A *
7,569 270,440
3,603,218
Health Care Equipment & Supplies - 2.4%
Cantel Medical Corp.
1,813 79,663
Co-Diagnostics, Inc. *(a)
9,362 127,230
CONMED Corp.
1,495 117,612
Electromed , Inc. *(a)
9,958 103,663
Integer Holdings Corp. *
9,625 567,971
Invacare Corp.
88,406 664,813
iRhythm Technologies, Inc. *(a)
3,052 726,712
Lantheus Holdings, Inc. *
48,182 610,466
LeMaitre Vascular, Inc.
6,732 218,992
LivaNova plc *
2,635 119,128
Meridian Bioscience, Inc. *
7,776 132,036
Neogen Corp. *
2,837 221,995
Nevro Corp. *
5,282 735,783
NuVasive , Inc. *
5,243 254,652
Repro-Med Systems, Inc. *
18,928 136,660
Retractable Technologies, Inc. *
15,049 100,226
Utah Medical Products, Inc.
1,148 91,691
Wright Medical Group NV *
35,274 1,077,268
Zynex , Inc. *(a)
12,784 223,081
6,309,642
Health Care Providers & Services - 4.2%
AMN Healthcare Services, Inc. *
9,482 554,318
Brookdale Senior Living, Inc. *
62,399 158,493
Community Health Systems, Inc. *
53,300 224,926
CorVel Corp. *
15,729 1,343,729
Ensign Group, Inc. (The)
12,647 721,638
Joint Corp. (The) *(a)
27,588 479,755
LHC Group, Inc. *
2,175 462,318
Magellan Health, Inc. *
19,220 1,456,492
National Research Corp.
16,721 822,840
Owens & Minor, Inc.
63,546 1,595,640
Patterson Cos., Inc.
28,558 688,391
Select Medical Holdings Corp. *
30,189 628,535
Tenet Healthcare Corp. *
20,575 504,293
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.2% (continued)
Triple-S Management Corp., Class
B *(a) 66,521 1,188,730
10,830,098
Health Care Technology - 1.0%
HMS Holdings Corp. *
3,179 76,137
iCAD , Inc. *
8,700 76,647
Inovalon Holdings, Inc., Class A *
7,273 192,371
NantHealth , Inc. *(a)
49,945 116,871
NextGen Healthcare, Inc. *
23,779 302,945
Omnicell , Inc. *
20,435 1,525,677
Simulations Plus, Inc.
5,461 411,541
2,702,189
Hotels, Restaurants & Leisure - 2.8%
Biglari Holdings, Inc., Class B *
4,117 366,454
BJ's Restaurants, Inc.
4,304 126,710
Boyd Gaming Corp. (a)
7,724 237,050
Brinker International, Inc.
13,790 589,109
Caesars Entertainment, Inc. *(a)
9,845 551,911
Cheesecake Factory, Inc. (The) (a)
9,057 251,241
Churchill Downs, Inc.
1,636 268,009
Dave & Buster's Entertainment,
Inc. (a) 13,827 209,617
Dine Brands Global, Inc.
5,605 305,977
Fiesta Restaurant Group, Inc. *
25,981 243,442
International Game Technology plc
14,159 157,590
Jack in the Box, Inc.
2,704 214,454
Marriott Vacations Worldwide Corp.
9,160 831,820
Papa John's International, Inc.
5,639 463,977
Penn National Gaming, Inc. *(a)
11,119 808,351
RCI Hospitality Holdings, Inc.
9,344 190,618
Texas Roadhouse, Inc.
11,307 687,352
Wingstop , Inc.
4,657 636,379
7,140,061
Household Durables - 4.3%
Beazer Homes USA, Inc. *
14,441 190,621
Century Communities, Inc. *(a)
4,434 187,691
Green Brick Partners, Inc. *
4,941 79,550
Helen of Troy Ltd. *
783 151,526
Hooker Furniture Corp.
5,444 140,619
KB Home
14,917 572,664
La-Z-Boy, Inc.
25,088 793,533
M/I Homes, Inc. *
36,078 1,661,392
MDC Holdings, Inc.
21,610 1,017,831
Meritage Homes Corp. *
27,209 3,003,602
Purple Innovation, Inc. *
25,118 624,433
Taylor Morrison Home Corp. *
17,693 435,071
TopBuild Corp. *
8,198 1,399,317
TRI Pointe Group, Inc. *
20,802 377,348
Universal Electronics, Inc. *
11,114 419,442
11,054,640

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Household Products - 0.2%
WD-40 Co. 2,726 516,059
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.
9,157 536,600
Clearway Energy, Inc., Class C
11,394 307,182
Ormat Technologies, Inc. (a)
5,415 320,081
1,163,863
Insurance - 2.4%
eHealth, Inc. *
5,556 438,924
Employers Holdings, Inc.
67,076 2,029,049
Genworth Financial, Inc., Class A *
69,098 231,478
Heritage Insurance Holdings, Inc.
27,428 277,571
Kinsale Capital Group, Inc.
5,341 1,015,751
National General Holdings Corp.
8,918 300,983
National Western Life Group, Inc.,
Class A 4,258 778,235
Selective Insurance Group, Inc.
5,391 277,583
Stewart Information Services Corp.
2,829 123,712
Trupanion , Inc. *(a)
1,507 118,902
Universal Insurance Holdings, Inc.
51,095 707,155
6,299,343
Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A *
34,445 859,058
CarParts.com, Inc. *(a)
24,678 266,769
Duluth Holdings, Inc., Class B *
8,673 105,984
Groupon, Inc. *
10,765 219,606
Lands' End, Inc. *
13,717 178,733
Magnite , Inc. *(a)
15,176 105,397
PetMed Express, Inc. (a)
12,761 403,503
Stamps.com, Inc. *
5,172 1,246,194
3,385,244
IT Services - 2.7%
Cardtronics plc, Class A *
15,966 316,127
CSG Systems International, Inc.
6,565 268,837
EVERTEC, Inc.
8,366 290,384
Hackett Group, Inc. (The)
13,309 148,795
KBR, Inc.
56,282 1,258,465
MAXIMUS, Inc.
9,041 618,495
NIC, Inc.
8,554 168,514
Perficient , Inc. *
12,894 551,090
Perspecta , Inc.
39,892 775,899
Sykes Enterprises, Inc. *
55,681 1,904,847
TTEC Holdings, Inc.
5,759 314,153
Unisys Corp. *(a)
23,926 255,290
6,870,896
Leisure Products - 2.2%
Acushnet Holdings Corp.
25,698 863,710
Callaway Golf Co. (a)
4,727 90,475
Johnson Outdoors, Inc., Class A
17,918 1,467,305
Malibu Boats, Inc., Class A *
14,608 723,972
MasterCraft Boat Holdings, Inc. *
12,120 211,979
INVESTMENTS SHARES VALUE ($)
Leisure Products - 2.2% (continued)
Nautilus, Inc. *
60,004 1,029,669
Smith & Wesson Brands, Inc.
7,292 113,172
Sturm Ruger & Co., Inc.
1,037 63,423
Vista Outdoor, Inc. *
41,428 836,017
YETI Holdings, Inc. *
8,476 384,132
5,783,854
Life Sciences Tools & Services - 1.3%
Fluidigm Corp. *
19,312 143,488
Medpace Holdings, Inc. *
17,329 1,936,516
NeoGenomics , Inc. *(a)
35,195 1,298,343
3,378,347
Machinery - 1.7%
Columbus McKinnon Corp.
19,705 652,236
Commercial Vehicle Group, Inc. *
84,203 549,846
Federal Signal Corp.
2,937 85,907
Meritor, Inc. *
50,782 1,063,375
Miller Industries, Inc.
12,079 369,255
Mueller Industries, Inc.
44,181 1,195,538
Wabash National Corp.
39,218 469,047
4,385,204
Marine - 0.1%
Costamare , Inc. (Monaco) 21,980 133,419
Media - 0.0% (d)
Entercom Communications Corp.,
Class A 52,621 84,720
Metals & Mining - 1.4%
Arconic Corp. *
20,758 395,440
Commercial Metals Co.
83,756 1,673,445
Ryerson Holding Corp. *
63,706 365,035
Schnitzer Steel Industries, Inc.,
Class A 10,350 199,031
Warrior Met Coal, Inc.
64,211 1,096,724
3,729,675
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 37,071 334,010
Blackstone Mortgage Trust, Inc.,
Class A 21,249 466,840
Chimera Investment Corp.
29,313 240,366
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 9,180 388,039
PennyMac Mortgage Investment
Trust 24,184 388,637
1,817,892
Multiline Retail - 0.2%
Big Lots, Inc. (a)
5,741 256,049
Macy's, Inc. (a)
48,986 279,220
535,269

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 0.7%
Bonanza Creek Energy, Inc. *
9,767 183,620
CNX Resources Corp. *
8,542 80,636
Diamond S Shipping, Inc. *
16,532 113,575
Montage Resources Corp. *
19,651 86,268
Penn Virginia Corp. *(a)
22,908 225,644
Renewable Energy Group, Inc. *
18,719 999,969
World Fuel Services Corp.
5,891 124,830
1,814,542
Paper & Forest Products - 1.3%
Boise Cascade Co.
60,871 2,429,970
Clearwater Paper Corp. *
12,407 470,722
Schweitzer-Mauduit International,
Inc. 2,919 88,708
Verso Corp., Class A
43,923 346,553
3,335,953
Personal Products - 0.5%
Edgewell Personal Care Co. *
13,228 368,797
elf Beauty, Inc. *
4,350 79,909
Lifevantage Corp. *
11,843 142,945
Medifast , Inc.
2,060 338,767
USANA Health Sciences, Inc. *
3,762 277,071
1,207,489
Pharmaceuticals - 1.3%
Arvinas , Inc. *(a)
3,627 85,633
Axsome Therapeutics, Inc. *
2,172 154,755
Collegium Pharmaceutical, Inc. *
7,467 155,463
Corcept Therapeutics, Inc. *(a)
70,667 1,229,959
Durect Corp. *(a)
91,423 156,333
Endo International plc *
67,589 223,044
Evofem Biosciences, Inc. *(a)
30,616 72,254
Innoviva , Inc. *
11,123 116,235
Kala Pharmaceuticals, Inc. *(a)
10,720 80,400
Lannett Co., Inc. *(a)
57,645 352,211
Mallinckrodt plc *(a)
111,921 108,933
MyoKardia , Inc. *
4,281 583,629
Prestige Consumer Healthcare,
Inc. * 2,241 81,617
3,400,466
Professional Services - 2.1%
Barrett Business Services, Inc.
14,517 761,272
Heidrick & Struggles International,
Inc. 31,073 610,584
Kelly Services, Inc., Class A
93,232 1,588,673
Kforce , Inc.
60,852 1,957,609
Mastech Digital, Inc. *
5,389 97,056
Resources Connection, Inc.
8,378 96,766
TrueBlue , Inc. *
27,355 423,729
5,535,689
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0.2%
eXp World Holdings, Inc. *
4,758 191,938
Realogy Holdings Corp. *
6,771 63,918
Redfin Corp. *
5,824 290,792
546,648
Road & Rail - 0.5%
ArcBest Corp.
34,455 1,070,172
Avis Budget Group, Inc. *
9,341 245,855
1,316,027
Semiconductors & Semiconductor Equipment - 4.4%
Amkor Technology, Inc. *
200,864 2,249,677
Diodes, Inc. *
27,586 1,557,230
FormFactor , Inc. *
50,396 1,256,372
Ichor Holdings Ltd. *
23,075 497,728
Lattice Semiconductor Corp. *
30,545 884,583
NeoPhotonics Corp. *
41,767 254,361
Onto Innovation, Inc. *
7,936 236,334
Photronics , Inc. *
111,241 1,107,960
Power Integrations, Inc.
16,956 939,362
SMART Global Holdings, Inc. *(a)
27,132 741,789
Synaptics , Inc. *
7,711 620,119
Ultra Clean Holdings, Inc. *
46,281 993,190
11,338,705
Software - 2.8%
American Software, Inc., Class A
10,831 152,067
Appfolio , Inc., Class A *
2,253 319,498
Avaya Holdings Corp. *
38,611 586,887
Blackline, Inc. *
2,407 215,739
Box, Inc., Class A *
8,108 140,755
Cerence , Inc. *(a)
3,625 177,154
Cloudera, Inc. *(a)
31,359 341,500
Digital Turbine, Inc. *
37,829 1,238,521
Domo, Inc., Class B *
2,419 92,720
Ebix , Inc. (a)
9,977 205,526
Intelligent Systems Corp. *(a)
14,675 572,031
J2 Global, Inc. *
11,927 825,587
Mitek Systems, Inc. *
5,648 71,956
Progress Software Corp.
27,590 1,012,001
Q2 Holdings, Inc. *
1,074 98,013
Qualys , Inc. *
3,015 295,500
SecureWorks Corp., Class A *(a)
18,026 205,316
Smith Micro Software, Inc. *(a)
33,640 125,477
SPS Commerce, Inc. *
2,663 207,368
Telenav , Inc. *
3,891 14,008
Xperi Holding Corp.
8,228 94,540
Zix Corp. *
19,484 113,787
7,105,951
Specialty Retail - 3.6%
Asbury Automotive Group, Inc. *
5,280 514,536
Bed Bath & Beyond, Inc. (a)
11,798 176,734
Cato Corp. (The), Class A
27,475 214,855

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.6% (continued)
Citi Trends, Inc.
23,372 583,833
GameStop Corp., Class A *(a)
41,906 427,441
Genesco, Inc. *
4,091 88,120
Group 1 Automotive, Inc.
13,706 1,211,473
Hibbett Sports, Inc. *(a)
32,515 1,275,238
Lithia Motors, Inc., Class A
2,668 608,144
MarineMax , Inc. *
8,386 215,269
Murphy USA, Inc. *
3,875 497,046
ODP Corp. (The)
19,270 374,802
RH *(a)
893 341,680
Sally Beauty Holdings, Inc. *
47,758 415,017
Shoe Carnival, Inc.
11,797 396,143
Signet Jewelers Ltd. (a)
20,759 388,193
Sleep Number Corp. *
7,284 356,260
Sonic Automotive, Inc., Class A
16,515 663,242
Sportsman's Warehouse Holdings,
Inc. *(a) 5,615 80,351
Zumiez , Inc. *
18,885 525,381
9,353,758
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. * 46,486 397,920
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. *
2,016 86,144
Deckers Outdoor Corp. *
1,461 321,434
G-III Apparel Group Ltd. *(a)
18,479 242,260
Kontoor Brands, Inc.
7,876 190,599
840,437
Thrifts & Mortgage Finance - 2.7%
Essent Group Ltd.
4,024 148,928
Flagstar Bancorp, Inc.
34,284 1,015,835
HomeStreet , Inc.
4,290 110,511
Meta Financial Group, Inc.
5,501 105,729
Mr Cooper Group, Inc. *
84,723 1,891,017
PennyMac Financial Services, Inc.
22,175 1,288,811
Radian Group, Inc.
69,448 1,014,635
Walker & Dunlop, Inc.
24,996 1,324,788
6,900,254
Tobacco - 0.5%
Turning Point Brands, Inc.
39,198 1,093,624
Vector Group Ltd.
17,971 174,139
1,267,763
Trading Companies & Distributors - 2.1%
BMC Stock Holdings, Inc. *
45,681 1,956,517
CAI International, Inc.
25,955 714,541
GMS, Inc. *
68,932 1,661,261
H&E Equipment Services, Inc.
3,853 75,750
Rush Enterprises, Inc., Class A
8,382 423,627
Textainer Group Holdings Ltd.
(China) * 6,494 91,955
Veritiv Corp. *
33,042 418,312
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 2.1% (continued)
WESCO International, Inc. *
1,657 72,941
5,414,904
Water Utilities - 0.2%
American States Water Co.
6,978 523,001
Consolidated Water Co. Ltd.
11,477 119,476
642,477
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 8,023 356,502
TOTAL COMMON STOCKS
(Cost $211,706,297) 241,575,732
PREFERRED STOCKS - 0.1%
Diversified Telecommunication Services - 0.0% (d)
GCI Liberty, Inc., Series A, 7.00%,
3/10/2039 (e)
2,727 76,356
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
2,752 77,056
TOTAL PREFERRED STOCKS
(Cost $97,964) 153,412
SHORT-TERM INVESTMENTS - 5.6%
INVESTMENT COMPANIES - 5.6%
Limited Purpose Cash Investment
Fund, 0.12% (g)
(Cost $14,586,928) 14,588,741 14,585,823
SECURITIES LENDING COLLATERAL - 4.5%
Investment Companies - 4.5%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(g)(h) 1,529,939 1,529,939
Limited Purpose Cash Investment
Fund 0.12% (g)(h) 9,966,677 9,964,684
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,496,616) 11,494,623
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.8%
(Cost $237,887,805) 267,809,590
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.8)% ( i ) (9,822,117)
NET ASSETS - 100.0% 257,987,473

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,352,404 0.9%
Consumer Discretionary 42,966,332 16.7
Consumer Staples 11,217,359 4.3
Energy 2,230,386 0.9
Financials 31,883,927 12.4
Health Care 48,453,868 18.8
Industrials 43,642,489 16.9
Information Technology 34,824,189 13.5
Materials 9,550,110 3.7
Real Estate 11,902,490 4.6
Utilities 2,705,590 1.0
Short-Term Investments 14,585,823 5.6
Securities Lending Collateral 11,494,623 4.5
Total Investments In Securities
At Value 267,809,590 103.8
Liabilities in Excess of Other
Assets ( i ) (9,822,117) (3.8)
Net Assets
$ 257,987,473 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$12,685,946.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2020, the value of these securities amounted to $137,207 or 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $260,665, which represents approximately 0.10% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on September 30, 2020. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.
(g) Represents 7-day effective yield as of September 30, 2020.
(h) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,563,476 was received.
(i) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 176 12/2020 USD $ 13,238,720 $ (94,315)
$ (94,315)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,194,243 $ 1,194,243

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.5%
Australia - 5.3%
Afterpay Ltd. * 18,675 1,100,791
Aurizon Holdings Ltd. 213,773 657,645
BHP Group Ltd. 43,604 1,126,449
BHP Group plc 23,383 498,857
BlueScope Steel Ltd. 138,430 1,275,468
Crown Resorts Ltd. 66,795 424,312
Dexus , REIT 104,929 672,062
Fortescue Metals Group Ltd. 270,815 3,181,542
Goodman Group, REIT 41,832 541,617
GPT Group (The), REIT 196,673 553,280
REA Group Ltd. 2,439 194,215
Rio Tinto Ltd. 5,989 409,057
Rio Tinto plc 19,982 1,202,366
Scentre Group, REIT 235,569 375,061
South32 Ltd. 536,817 796,667
13,009,389
—
Belgium - 1.1%
Ageas SA/NV 13,707 560,878
Colruyt SA * 10,125 657,078
Galapagos NV * 8,119 1,151,031
Proximus SADP 15,530 283,314
UCB SA 1,365 155,028
2,807,329
—
Canada - 9.4%
Bank of Montreal (1) 1,692 98,911
Bank of Nova Scotia (The) (1) 4,734 196,677
Canadian Imperial Bank of
Commerce (1) 10,450 781,111
Canadian Pacific Railway Ltd. (1) 6,206 1,887,830
Canadian Tire Corp. Ltd., Class A
(1) 20,115 2,026,078
CCL Industries, Inc., Class B (1) 7,415 285,897
CGI, Inc. (1)* 38,292 2,599,100
CI Financial Corp. (1) 113,429 1,438,786
Constellation Software, Inc. (1) 1,879 2,087,961
Great-West Lifeco , Inc. (1) 3,723 72,752
iA Financial Corp., Inc. (1) 6,029 209,864
IGM Financial, Inc. (1) 3,599 82,518
Keyera Corp. (1) 4,612 69,619
Kinross Gold Corp. (1)* 155,391 1,371,217
Kirkland Lake Gold Ltd. (1) 4,362 212,932
Magna International, Inc. (1) 12,015 549,791
National Bank of Canada (1) 2,789 138,534
Open Text Corp. (1)(a) 43,564 1,841,299
Pan American Silver Corp. (1) 29,802 958,149
Power Corp. of Canada (1) 5,259 103,043
Quebecor, Inc., Class B (1) 6,582 164,655
Royal Bank of Canada (1) 6,961 488,742
Shopify, Inc., Class A (1)*(a) 2,575 2,633,287
Teck Resources Ltd., Class B (1) 133,546 1,859,444
Toronto-Dominion Bank (The) (1) 2,839 131,444
Yamana Gold, Inc. (1) 87,238 495,957
22,785,598
—
Chile - 0.1%
Lundin Mining Corp. (1) 33,880 189,049
INVESTMENTS SHARES VALUE ($)
China - 1.0%
BOC Hong Kong Holdings Ltd. 182,500 483,805
Prosus NV * 1,781 164,391
Yangzijiang Shipbuilding Holdings
Ltd. 2,543,300 1,857,845
2,506,041
—
Denmark - 3.0%
Coloplast A/S, Class B 6,391 1,012,904
DSV Panalpina A/S 3,360 545,003
Genmab A/S * 2,867 1,040,450
Novo Nordisk A/S, Class B 39,968 2,769,166
Pandora A/S 28,820 2,079,011
7,446,534
—
Finland - 1.8%
Kone OYJ, Class B 16,351 1,435,675
Neste OYJ 20,045 1,055,564
Nokia OYJ * 82,749 323,868
Orion OYJ, Class B 37,639 1,705,297
4,520,404
—
France - 8.9%
Alstom SA * 3,000 149,859
Arkema SA 6,090 645,688
Atos SE * 27,378 2,199,991
AXA SA 34,080 630,752
BioMerieux 1,336 209,124
BNP Paribas SA * 32,972 1,192,747
Capgemini SE 810 103,919
Carrefour SA 108,719 1,737,231
Cie de Saint-Gobain * 31,746 1,329,750
Cie Generale des Etablissements
Michelin SCA 2,784 298,856
CNP Assurances * 11,516 144,425
Electricite de France SA 141,048 1,489,955
Ingenico Group SA * 755 116,974
Ipsen SA 5,933 620,199
L'Oreal SA 4,673 1,520,730
Orange SA 102,285 1,065,355
Peugeot SA * 150,042 2,720,932
Publicis Groupe SA 22,857 736,680
Sanofi 32,154 3,222,213
Schneider Electric SE 6,120 760,709
Sodexo SA 2,274 162,099
TOTAL SE 12,995 446,282
Ubisoft Entertainment SA * 1,292 116,445
Vivendi SA 5,310 148,302
21,769,217
—
Germany - 7.7%
Allianz SE (Registered) 4,447 853,512
Bayer AG (Registered) 53,243 3,284,759
Brenntag AG 16,778 1,066,777
Delivery Hero SE *(b) 6,163 707,138
Deutsche Boerse AG 3,492 612,219
Deutsche Post AG (Registered) 15,376 697,695
Deutsche Wohnen SE 5,340 266,889
Evonik Industries AG 2,808 72,640
Fresenius Medical Care AG & Co.
KGaA 12,373 1,045,973

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Germany - 7.7% (continued)
Fresenius SE & Co. KGaA 9,490 431,551
GEA Group AG 14,027 491,481
HOCHTIEF AG 2,837 220,235
Infineon Technologies AG (a) 61,850 1,743,292
KION Group AG 2,975 254,033
Knorr- Bremse AG 2,590 305,002
METRO AG 6,874 68,457
Nemetschek SE 953 69,656
SAP SE 14,212 2,213,067
Siemens AG (Registered) 7,118 898,926
Siemens Energy AG (1)* 3,559 95,973
Siemens Healthineers AG (b) 3,605 161,823
Vonovia SE 7,526 515,930
Zalando SE *(b) 31,725 2,964,064
19,041,092
—
Hong Kong - 3.0%
CK Asset Holdings Ltd. 266,500 1,309,510
CLP Holdings Ltd. 99,500 929,057
Hong Kong Exchanges & Clearing
Ltd. 19,000 894,396
Kerry Properties Ltd. 114,000 293,190
Link, REIT 26,000 213,054
New World Development Co. Ltd. 49,750 242,865
Pacific Century Premium
Developments Ltd. * 29,052 7,661
PCCW Ltd. 269,000 160,922
Sun Hung Kai Properties Ltd. 41,000 528,348
WH Group Ltd. (b) 3,401,000 2,774,219
7,353,222
—
Italy - 2.6%
Assicurazioni Generali SpA 45,648 643,382
DiaSorin SpA 14,316 2,880,264
Leonardo SpA 222,464 1,299,334
Prysmian SpA 47,519 1,379,366
Recordati Industria Chimica e
Farmaceutica SpA 5,155 264,065
6,466,411
—
Japan - 20.1%
Acom Co. Ltd. 10,000 43,499
Aozora Bank Ltd. 11,900 197,594
Bandai Namco Holdings, Inc. 3,100 227,137
Chubu Electric Power Co., Inc. 58,500 711,562
Daiwa House Industry Co. Ltd. 15,100 387,274
Fujitsu Ltd. 23,000 3,142,207
Fukuoka Financial Group, Inc. 47,000 789,972
Hitachi Ltd. 6,500 220,086
Isuzu Motors Ltd. 29,400 257,126
ITOCHU Corp. 91,900 2,353,177
Japan Post Holdings Co. Ltd. 66,000 450,058
Japan Post Insurance Co. Ltd. 169,500 2,668,827
Japan Tobacco, Inc. 27,100 494,407
JGC Holdings Corp. 35,600 369,247
KDDI Corp. 46,100 1,159,487
Kyocera Corp. 32,600 1,866,564
M3, Inc. 6,700 414,437
MINEBEA MITSUMI, Inc. 6,200 118,099
Mitsubishi Electric Corp. 65,800 892,854
INVESTMENTS SHARES VALUE ($)
Japan - 20.1% (continued)
Mitsubishi Estate Co. Ltd. 17,800 269,627
Mitsubishi Gas Chemical Co., Inc. 26,800 498,573
Mitsubishi UFJ Financial Group,
Inc. 288,300 1,150,570
Mitsui Fudosan Co. Ltd. 13,800 240,143
Mizuho Financial Group, Inc. 98,750 1,232,565
MS&AD Insurance Group Holdings,
Inc. 62,100 1,673,174
Murata Manufacturing Co. Ltd. 10,500 682,785
Nexon Co. Ltd. 28,100 700,920
Nippon Express Co. Ltd. 30,900 1,803,111
Nippon Telegraph & Telephone
Corp. 99,700 2,035,543
Nitto Denko Corp. 5,500 358,318
Nomura Holdings, Inc. 637,700 2,914,246
Nomura Real Estate Holdings, Inc. 8,000 152,250
NTT DOCOMO, Inc. 16,100 591,613
Obayashi Corp. 105,800 965,879
ORIX Corp. 19,700 246,058
Resona Holdings, Inc. 773,800 2,636,206
Rohm Co. Ltd. 8,400 649,404
Sekisui House Ltd. 62,200 1,102,229
Shimano, Inc. 1,100 217,135
Shimizu Corp. 19,400 146,046
Shinsei Bank Ltd. 89,300 1,102,612
Sompo Holdings, Inc. 26,500 914,864
Subaru Corp. 22,300 432,907
SUMCO Corp. 72,300 1,020,087
Sumitomo Heavy Industries Ltd. 36,900 858,510
Sumitomo Mitsui Financial Group,
Inc. 75,000 2,097,060
Sumitomo Mitsui Trust Holdings,
Inc. 36,800 979,020
Sumitomo Rubber Industries Ltd. 13,000 120,759
T&D Holdings, Inc. 102,900 1,014,422
Teijin Ltd. 31,600 490,065
Tokyo Electric Power Co. Holdings,
Inc. * 265,800 730,995
Tokyo Electron Ltd. 3,100 809,890
Tosoh Corp. 88,300 1,433,639
Yamaha Corp. 2,100 100,718
Yokohama Rubber Co. Ltd. (The) 7,400 105,342
49,240,899
—
Netherlands - 4.9%
ASML Holding NV (a) 11,548 4,265,521
ING Groep NV 70,771 505,083
Just Eat Takeaway.com NV *(b) 1,053 117,880
Koninklijke Ahold Delhaize NV 111,173 3,286,044
Koninklijke Philips NV * 19,361 914,210
Randstad NV * 22,031 1,148,817
Royal Dutch Shell plc, Class B 64,849 786,427
Wolters Kluwer NV 11,852 1,011,005
12,034,987
—
Russia - 0.3%
Evraz plc 148,781 662,505

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Singapore - 1.0%
CapitaLand Commercial Trust,
REIT 146,000 177,032
Venture Corp. Ltd. 155,700 2,210,786
2,387,818
—
South Africa - 0.1%
Anglo American plc 13,960 337,743
Spain - 1.5%
Enagas SA 17,196 396,766
Endesa SA 13,089 350,105
Grifols SA 27,458 789,559
Iberdrola SA 43,525 535,731
Mapfre SA 451,880 708,938
Repsol SA 139,646 943,394
3,724,493
—
Sweden - 3.0%
Alfa Laval AB * 13,739 303,282
Assa Abloy AB, Class B 3,523 82,368
Atlas Copco AB, Class B 6,074 253,492
Boliden AB 14,416 427,732
Electrolux AB, Series B (a) 4,686 109,235
Epiroc AB, Class A 31,032 449,537
Essity AB, Class B 68,141 2,300,527
Evolution Gaming Group AB (b) 1,067 70,500
ICA Gruppen AB 28,744 1,460,247
Investor AB, Class B 8,330 544,114
Skanska AB, Class B 33,164 700,378
SKF AB, Class B 13,993 288,684
Telefonaktiebolaget LM Ericsson,
Class B 46,204 505,621
7,495,717
—
Switzerland - 9.0%
ABB Ltd. (Registered) 4,586 116,594
Adecco Group AG (Registered) 5,112 269,736
Coca-Cola HBC AG 5,438 134,280
Credit Suisse Group AG
(Registered) 27,494 274,464
EMS- Chemie Holding AG
(Registered) 125 112,308
Geberit AG (Registered) 1,253 741,306
LafargeHolcim Ltd. (Registered) * 7,867 358,102
Lonza Group AG (Registered) 1,319 814,002
Nestle SA (Registered) 20,218 2,406,185
Novartis AG (Registered) 51,559 4,476,575
Roche Holding AG 18,406 6,304,802
SGS SA (Registered) 64 171,510
Sonova Holding AG (Registered) * 10,337 2,619,553
STMicroelectronics NV 56,766 1,741,014
Swatch Group AG (The) 2,884 672,218
Swisscom AG (Registered) 211 111,779
UBS Group AG (Registered) 69,021 771,165
22,095,593
—
United Kingdom - 9.5%
3i Group plc 23,824 305,932
Admiral Group plc 12,583 424,365
Associated British Foods plc 9,326 224,528
Auto Trader Group plc (b) 40,462 293,771
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.5% (continued)
Aviva plc 855,419 3,164,826
BAE Systems plc 141,647 879,701
Barclays plc 890,692 1,123,661
Barratt Developments plc 102,204 626,789
Berkeley Group Holdings plc 2,305 125,652
British American Tobacco plc 38,753 1,390,121
BT Group plc 2,110,223 2,672,854
CK Hutchison Holdings Ltd. 82,000 496,900
Compass Group plc 24,490 367,883
Direct Line Insurance Group plc 206,809 721,290
Experian plc 2,856 107,312
Fiat Chrysler Automobiles NV * 16,766 205,801
GlaxoSmithKline plc 56,830 1,065,421
GVC Holdings plc 197,254 2,470,456
Halma plc 3,997 120,757
Imperial Brands plc 14,676 259,230
JD Sports Fashion plc 52,880 551,995
Kingfisher plc 395,540 1,515,077
London Stock Exchange Group plc 5,501 631,058
Next plc 10,859 832,529
Ocado Group plc * 24,800 877,158
Persimmon plc 30,711 978,711
Sage Group plc (The) 8,747 81,287
Standard Chartered plc 15,901 73,170
Taylor Wimpey plc 153,052 214,011
Vodafone Group plc 150,440 199,398
Wm Morrison Supermarkets plc 87,155 191,300
23,192,944
—
United States - 0.1%
Bausch Health Cos., Inc. (1)* 19,279 299,707
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 32,898 293,267
TOTAL COMMON STOCKS
(Cost $211,332,632) 229,659,959
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.12% (1)(c)
(Cost $11,655,114) 11,657,196 11,654,864

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.7%
Investment Companies - 0.7%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(c)(d) 227,589 227,589
Limited Purpose Cash Investment
Fund 0.12% (1)(c)(d) 1,482,612 1,482,316
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,710,201) 1,709,905
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $224,697,947) 243,024,728
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (e) 2,749,014
NET ASSETS - 100.0% 245,773,742
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,635,253 4.3%
Consumer Discretionary 24,395,919 9.9
Consumer Staples 18,904,585 7.7
Energy 3,301,287 1.4
Financials 39,117,309 15.9
Health Care 37,652,112 15.3
Industrials 29,764,710 12.1
Information Technology 34,349,213 14.0
Materials 19,553,634 8.0
Real Estate 6,745,793 2.8
Utilities 5,240,144 2.1
Short-Term Investments 11,654,864 4.7
Securities Lending Collateral 1,709,905 0.7
Total Investments In Securities
At Value 243,024,728 98.9
Other Assets in Excess of
Liabilities (e ) 2,749,014 1.1
Net Assets
$ 245,773,742 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$1,628,500.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $7,089,395, which represents approximately 2.88% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 143 12/2020 USD $ 13,250,380 $ (184,888)
$ (184,888)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,494,630 $ 1,494,630

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.7%
Brazil - 4.2%
Atacadao SA (1)* 174,700 637,405
B3 SA - Brasil Bolsa Balcao (1) 11,600 113,627
Banco Bradesco SA (Preference)
(1) 77,600 268,206
Banco BTG Pactual SA (1)* 7,400 95,994
Banco do Brasil SA (1)* 62,700 330,699
CCR SA (1) 108,200 244,109
Cia de Saneamento Basico do
Estado de Sao Paulo (1)* 52,800 440,008
Cia Energetica de Minas Gerais
(Preference) (1)* 114,100 205,205
Cielo SA (1)* 386,800 270,682
Cosan SA (1) 39,400 479,389
Engie Brasil Energia SA (1) 40,200 288,835
Hapvida Participacoes e
Investimentos SA (1)(a) 43,700 483,541
Itau Unibanco Holding SA
(Preference) (1) 55,200 221,158
Itausa SA (Preference) (1) 52,995 83,042
Lojas Americanas SA (Preference)
(1)* 132,600 670,331
Lojas Renner SA (1)* 20,600 145,442
Notre Dame Intermedica
Participacoes SA (1) 17,200 199,261
Petrobras Distribuidora SA (1) 636,900 2,285,215
Petroleo Brasileiro SA (Preference)
(1) 59,500 207,766
TIM Participacoes SA, ADR (1)* 94,302 1,087,302
Ultrapar Participacoes SA (1) 222,400 763,128
Vale SA, ADR (1) 5,966 63,120
9,583,465
—
Chile - 0.5%
Banco de Chile, ADR (1) 8,364 126,464
Banco de Credito e Inversiones
SA (1) 3,576 112,965
Cencosud SA (1) 248,941 364,659
Cia Cervecerias Unidas SA, ADR
(1) 5,278 68,456
Enel Americas SA, ADR (1) 44,608 288,168
Enel Chile SA, ADR (1) 19,229 66,148
1,026,860
—
China - 40.0%
Agricultural Bank of China Ltd.,
Class A 1,060,471 496,352
Alibaba Group Holding Ltd., ADR
(1)* 61,869 18,188,248
Alibaba Health Information
Technology Ltd. * 68,000 167,217
A-Living Services Co. Ltd., Class
H (a) 367,750 1,881,483
Anhui Conch Cement Co. Ltd.,
Class A 35,588 291,571
Anhui Conch Cement Co. Ltd.,
Class H 164,500 1,139,375
Autohome , Inc., ADR (1) 2,981 286,176
BAIC Motor Corp. Ltd., Class H (a) 491,000 200,899
Baidu, Inc., ADR (1)* 9,888 1,251,722
INVESTMENTS SHARES VALUE ($)
China - 40.0% (continued)
Bank of China Ltd., Class A 1,038,900 490,999
Bank of Communications Co. Ltd.,
Class A 302,824 203,020
Bank of Ningbo Co. Ltd., Class A 36,564 170,397
Bank of Shanghai Co. Ltd., Class A 54,300 65,284
BOE Technology Group Co. Ltd.,
Class A 388,800 283,294
Bosideng International Holdings
Ltd. 234,000 73,006
BYD Co. Ltd., Class A 23,619 407,480
BYD Electronic International Co.
Ltd. 340,000 1,725,504
China CITIC Bank Corp. Ltd., Class
H 461,000 178,656
China Construction Bank Corp.,
Class H 2,033,000 1,320,988
China Everbright Bank Co. Ltd.,
Class A 179,100 96,552
China Everbright Bank Co. Ltd.,
Class H 242,000 76,533
China Everbright Environment
Group Ltd. 1,542,000 881,617
China Evergrande Group 368,000 944,432
China Hongqiao Group Ltd. 925,500 579,804
China Medical System Holdings
Ltd. 521,000 576,498
China Merchants Bank Co. Ltd.,
Class A 61,800 329,325
China Merchants Securities Co.
Ltd., Class A 66,200 211,781
China Minsheng Banking Corp.
Ltd., Class A 106,267 83,205
China Mobile Ltd. 603,175 3,871,952
China National Building Material
Co. Ltd., Class H 1,658,000 2,113,032
China Overseas Land & Investment
Ltd. 380,000 959,871
China Pacific Insurance Group Co.
Ltd., Class A 21,900 101,267
China Petroleum & Chemical Corp.,
Class A 155,300 89,688
China Resources Land Ltd. 290,000 1,322,639
China Resources Power Holdings
Co. Ltd. 138,000 153,057
China Tourism Group Duty Free
Corp. Ltd., Class A 14,000 461,746
China Unicom Hong Kong Ltd. 1,768,000 1,160,502
China United Network
Communications Ltd., Class A 130,700 93,826
China Vanke Co. Ltd., Class H 214,000 657,807
China Yangtze Power Co. Ltd.,
Class A 48,600 137,443
CITIC Securities Co. Ltd., Class A 68,900 307,064
CNOOC Ltd., ADR (1) 6,835 656,502
Country Garden Holdings Co. Ltd. 1,201,000 1,487,109
Country Garden Services Holdings
Co. Ltd. 395,000 2,565,319
Daqin Railway Co. Ltd., Class A 82,500 77,683
Far East Horizon Ltd. 155,000 126,489

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
China - 40.0% (continued)
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 12,720 305,168
GDS Holdings Ltd., ADR (1)* 2,579 211,040
Great Wall Motor Co. Ltd., Class H 902,500 1,151,244
Gree Electric Appliances, Inc. of
Zhuhai, Class A 21,700 171,536
Greentown Service Group Co. Ltd.
(b) 576,000 713,795
GSX Techedu , Inc., ADR (1)* 2,291 206,442
Guotai Junan Securities Co. Ltd.,
Class A 63,990 173,100
Haier Electronics Group Co. Ltd. 112,000 407,179
Haier Smart Home Co. Ltd., Class A 57,300 185,261
Haitong Securities Co. Ltd., Class A 82,600 173,278
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 61,800 349,235
Hengan International Group Co.
Ltd. 181,000 1,324,933
Huatai Securities Co. Ltd., Class A 60,500 184,225
Huazhu Group Ltd., ADR (1) 7,502 324,386
Industrial & Commercial Bank of
China Ltd., Class A 117,000 85,007
Industrial & Commercial Bank of
China Ltd., Class H 541,000 281,805
Industrial Bank Co. Ltd., Class A 63,643 151,826
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 31,500 179,542
JD.com, Inc., ADR (1)* 26,784 2,078,706
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 32,085 426,453
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 7,664 141,676
Jiangxi Copper Co. Ltd., Class H 276,000 310,353
Kunlun Energy Co. Ltd. 704,000 464,867
Kweichow Moutai Co. Ltd., Class A 3,700 913,616
Legend Holdings Corp., Class H (a) 129,400 157,685
Luxshare Precision Industry Co.
Ltd., Class A 62,333 528,449
Luzhou Laojiao Co. Ltd., Class A 13,400 284,869
Meituan Dianping , Class B *(b) 84,400 2,658,709
Momo , Inc., ADR (1) 6,789 93,417
NetEase , Inc., ADR (1) 2,868 1,303,994
New China Life Insurance Co. Ltd.,
Class A 16,700 153,555
New Oriental Education &
Technology Group, Inc., ADR (1)* 5,557 830,772
NIO, Inc., ADR (1)* 26,975 572,410
PetroChina Co. Ltd., Class A 155,000 94,047
Pinduoduo , Inc., ADR (1)* 7,744 574,218
Ping An Bank Co. Ltd., Class A 85,620 192,334
Ping An Insurance Group Co. of
China Ltd., Class A 34,800 392,866
SAIC Motor Corp. Ltd., Class A 55,300 156,473
Semiconductor Manufacturing
International Corp. * 499,500 1,169,403
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 200,000 400,164
Shanghai Pudong Development
Bank Co. Ltd., Class A 85,907 119,237
INVESTMENTS SHARES VALUE ($)
China - 40.0% (continued)
Shenwan Hongyuan Group Co.
Ltd., Class A 163,075 128,218
Sinopec Engineering Group Co.
Ltd., Class H 204,500 75,593
Sinopharm Group Co. Ltd., Class H 133,200 281,479
Sinotruk Hong Kong Ltd. 833,000 2,146,782
Suning.com Co. Ltd., Class A 75,300 101,300
TAL Education Group, ADR (1)* 13,200 1,003,728
Tencent Holdings Ltd. 190,200 12,846,752
Trip.com Group Ltd., ADR (1)* 20,700 644,598
Vipshop Holdings Ltd., ADR (1)* 13,985 218,725
Wuliangye Yibin Co. Ltd., Class A 15,905 520,599
Xiaomi Corp., Class B *(a) 118,200 319,970
Yanzhou Coal Mining Co. Ltd.,
Class H 306,000 228,672
Yonghui Superstores Co. Ltd.,
Class A 89,546 103,669
Yum China Holdings, Inc. (1) 12,915 683,849
Zhongsheng Group Holdings Ltd. 182,000 1,144,874
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 56,700 190,514
ZTE Corp., Class H 285,600 686,640
ZTO Express Cayman, Inc., ADR
(1) 13,959 417,653
91,285,304
—
Hong Kong - 0.0% (c)
Kingboard Laminates Holdings Ltd. 57,000 78,893
Hungary - 0.0% (c)
OTP Bank Nyrt . * 2,950 88,791
India - 7.9%
Ambuja Cements Ltd. 90,276 265,735
Aurobindo Pharma Ltd. 201,114 2,177,825
Axis Bank Ltd., GDR *(b) 4,149 122,283
Cipla Ltd. 112,967 1,187,155
Colgate-Palmolive India Ltd. 13,138 255,670
Dabur India Ltd. 51,669 358,152
Divi's Laboratories Ltd. 22,882 947,330
Dr Reddy's Laboratories Ltd., ADR
(1) 21,771 1,514,391
GAIL India Ltd. 587,237 693,904
Godrej Consumer Products Ltd. 8,849 87,274
HCL Technologies Ltd. 67,594 745,231
Hindalco Industries Ltd. 612,726 1,464,066
Hindustan Unilever Ltd. 40,360 1,134,226
Infosys Ltd., ADR (1) 176,551 2,438,168
Larsen & Toubro Ltd., GDR (b) 5,518 68,790
NTPC Ltd. 112,636 130,320
Oil & Natural Gas Corp. Ltd. 133,383 125,511
Piramal Enterprises Ltd. 70,619 1,203,407
Reliance Industries Ltd., GDR (a) 12,894 783,065
Sun Pharmaceutical Industries Ltd. 112,322 763,805
Tata Consultancy Services Ltd. 12,088 408,966
Wipro Ltd., ADR (1) 157,052 738,144
Zee Entertainment Enterprises Ltd. 122,282 347,592
17,961,010
—

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Indonesia - 1.2%
Adaro Energy Tbk . PT 14,146,500 1,086,540
Indofood Sukses Makmur Tbk . PT 2,383,500 1,149,577
United Tractors Tbk . PT 263,600 405,004
2,641,121
—
Malaysia - 2.2%
Hartalega Holdings Bhd. 451,200 1,767,213
Malayan Banking Bhd. 63,200 109,943
MISC Bhd. 454,200 821,816
Sime Darby Bhd. 1,018,900 611,914
Top Glove Corp. Bhd. 892,700 1,789,872
5,100,758
—
Mexico - 0.8%
Alfa SAB de CV, Class A (1) 634,493 393,410
America Movil SAB de CV, Class L,
ADR (1) 18,397 229,779
Grupo Mexico SAB de CV, Series
B (1) 41,200 104,810
Grupo Televisa SAB, ADR (1)* 138,117 853,562
Kimberly-Clark de Mexico SAB de
CV, Class A (1) 56,500 89,689
Megacable Holdings SAB de CV
(1)(d) 66,800 192,230
1,863,480
—
Philippines - 0.3%
Ayala Land, Inc. 183,900 113,182
BDO Unibank , Inc. 49,780 88,826
International Container Terminal
Services, Inc. 85,870 195,901
JG Summit Holdings, Inc. 61,720 76,898
Metro Pacific Investments Corp. 1,459,000 105,424
PLDT, Inc. 3,485 95,772
676,003
—
Poland - 1.3%
CD Projekt SA * 10,113 1,095,013
Cyfrowy Polsat SA * 17,791 124,516
Grupa Lotos SA 12,565 112,076
PGE Polska Grupa Energetyczna
SA * 115,678 192,088
Polski Koncern Naftowy ORLEN SA 61,925 734,933
Polskie Gornictwo Naftowe i
Gazownictwo SA 519,702 679,908
2,938,534
—
Russia - 2.3%
Gazprom PJSC, ADR 204,794 891,252
LUKOIL PJSC, ADR 14,706 849,727
MMC Norilsk Nickel PJSC, ADR (1) 23,567 569,143
MMC Norilsk Nickel PJSC, ADR 17,308 417,524
Novatek PJSC, GDR (b) 3,867 529,333
Novolipetsk Steel PJSC, GDR (b) 4,879 108,026
PhosAgro PJSC, GDR (b) 6,831 82,113
Polyus PJSC, GDR (b) 6,949 732,096
Rosneft Oil Co. PJSC, GDR (b) 68,272 335,366
Severstal PAO, GDR (b) 18,825 239,005
Surgutneftegas PJSC, ADR 52,979 233,285
INVESTMENTS SHARES VALUE ($)
Russia - 2.3% (continued)
Tatneft PJSC, ADR 10,259 366,808
5,353,678
—
Saudi Arabia - 2.8%
Al Rajhi Bank 113,443 1,988,363
Alinma Bank * 33,628 146,739
Arab National Bank 48,864 265,205
Bank AlBilad 15,547 100,382
Bank Al- Jazira 47,877 179,217
Banque Saudi Fransi 23,323 201,587
Etihad Etisalat Co. * 45,821 349,363
Jarir Marketing Co. 1,921 96,172
National Commercial Bank 59,300 589,059
Riyad Bank 68,128 339,532
Samba Financial Group 50,670 364,453
Saudi Arabian Oil Co. (a) 71,777 687,403
Saudi Basic Industries Corp. 31,840 751,975
Saudi British Bank (The) 18,726 126,467
Saudi Industrial Investment Group 16,081 99,939
6,285,856
—
South Africa - 3.2%
Absa Group Ltd. 20,943 110,967
Aspen Pharmacare Holdings Ltd. * 62,377 445,314
Gold Fields Ltd., ADR (1) 119,403 1,467,463
Kumba Iron Ore Ltd. 68,635 2,027,498
Mr Price Group Ltd. 37,769 296,164
MultiChoice Group 16,063 92,787
Ninety One Ltd. * 13,065 34,429
Sasol Ltd. * 44,615 343,039
Shoprite Holdings Ltd. 73,251 597,530
Sibanye Stillwater Ltd. 547,744 1,520,200
SPAR Group Ltd. (The) 10,705 121,223
Telkom SA SOC Ltd. 111,536 174,466
7,231,080
—
South Korea - 11.8%
BNK Financial Group, Inc. 92,987 402,332
CJ Corp. 9,116 633,006
Daelim Industrial Co. Ltd. 10,870 718,435
DB Insurance Co. Ltd. 10,011 386,892
Doosan Bobcat, Inc. 19,486 449,810
E-MART, Inc. 7,798 942,164
Hana Financial Group, Inc. 28,879 693,762
Hanwha Corp. 38,218 821,737
Hyundai Glovis Co. Ltd. 16,599 2,040,944
Hyundai Marine & Fire Insurance
Co. Ltd. 39,097 747,935
Industrial Bank of Korea 14,036 95,881
KB Financial Group, Inc. 8,562 275,696
Kia Motors Corp. 44,117 1,769,177
Korea Zinc Co. Ltd. 1,698 548,017
Kumho Petrochemical Co. Ltd. 6,760 634,179
LG Electronics, Inc. 37,362 2,926,676
LG Innotek Co. Ltd. 10,826 1,428,682
Meritz Securities Co. Ltd. 37,404 103,657
NCSoft Corp. 1,463 1,008,202
POSCO 5,929 992,596
Posco International Corp. 66,936 764,342
S-1 Corp. 4,242 318,082

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
South Korea - 11.8% (continued)
Samsung Card Co. Ltd. 4,217 101,814
Samsung Electronics Co. Ltd. 160,743 7,979,952
Shinhan Financial Group Co. Ltd. 3,430 80,470
26,864,440
—
Taiwan - 11.8%
Accton Technology Corp. 69,000 533,831
Asustek Computer, Inc. 13,000 114,377
Catcher Technology Co. Ltd. 86,000 543,391
China Life Insurance Co. Ltd. 899,981 621,248
CTBC Financial Holding Co. Ltd. 1,219,559 779,179
E.Sun Financial Holding Co. Ltd. 1,081,604 963,262
First Financial Holding Co. Ltd. 1,594,526 1,137,898
Foxconn Technology Co. Ltd. 141,000 252,065
Hon Hai Precision Industry Co. Ltd. 169,000 454,358
Innolux Corp. * 650,000 212,179
MediaTek , Inc. 15,000 317,835
Mega Financial Holding Co. Ltd. 137,000 132,227
Nanya Technology Corp. 38,000 76,373
Novatek Microelectronics Corp. 20,000 184,485
Pegatron Corp. 63,000 139,886
Pou Chen Corp. 700,000 635,798
Powertech Technology, Inc. 124,000 372,900
Shin Kong Financial Holding Co.
Ltd. 903,376 252,446
SinoPac Financial Holdings Co. Ltd. 832,000 313,716
Taishin Financial Holding Co. Ltd. 148,408 66,030
Taiwan Business Bank 3,388,499 1,122,969
Taiwan Cooperative Financial
Holding Co. Ltd. 304,584 206,201
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 149,901 12,152,474
Uni -President Enterprises Corp. 182,000 394,168
United Microelectronics Corp. 3,443,000 3,396,099
Zhen Ding Technology Holding Ltd. 357,000 1,567,003
26,942,398
—
Tanzania, United Republic of - 0.5%
AngloGold Ashanti Ltd., ADR (1) 43,042 1,135,448
Thailand - 2.3%
Advanced Info Service PCL, NVDR 81,500 441,527
Bangkok Bank PCL, NVDR 261,500 796,789
Charoen Pokphand Foods PCL,
NVDR 1,029,600 912,585
Indorama Ventures PCL, NVDR 89,700 60,078
Kasikornbank PCL, NVDR 196,200 478,956
Krung Thai Bank PCL, NVDR 3,121,700 873,974
PTT Exploration & Production PCL,
NVDR 100,100 250,438
Siam Commercial Bank PCL (The),
NVDR 315,700 650,115
Thai Union Group PCL, NVDR 1,248,900 555,179
TMB Bank PCL, NVDR 6,962,900 196,612
5,216,253
—
INVESTMENTS SHARES VALUE ($)
Turkey - 0.2%
Haci Omer Sabanci Holding A/S 141,266 151,765
Turkcell Iletisim Hizmetleri A/S 69,876 136,200
Turkiye Is Bankasi A/S, Class C * 339,742 235,210
523,175
—
United States - 0.4%
JBS SA (1) 231,400 851,696
TOTAL COMMON STOCKS
(Cost $162,655,933) 213,648,243
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.12% (1)(e)
(Cost $9,793,443) 9,794,509 9,792,550
SECURITIES LENDING COLLATERAL - 0.0% (c)
Investment Companies - 0.0% (c)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(e)(f) 1,932 1,932
Limited Purpose Cash Investment
Fund 0.12% (1)(e)(f) 12,585 12,583
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,517) 14,515
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.0%
(Cost $172,463,893) 223,455,308
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.0% (g) 4,633,098
NET ASSETS - 100.0% 228,088,406
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,136,653 11.9%
Consumer Discretionary 41,270,766 18.1
Consumer Staples 12,293,726 5.4
Energy 10,589,839 4.7
Financials 24,474,221 10.7
Health Care 14,330,923 6.3
Industrials 17,109,632 7.5
Information Technology 39,837,195 17.5
Materials 18,060,204 7.9
Real Estate 5,485,041 2.4
Utilities 3,060,043 1.3
Short-Term Investments 9,792,550 4.3
Securities Lending Collateral 14,515 0.0( c )
Total Investments In Securities
At Value 223,455,308 98.0
Other Assets in Excess of
Liabilities (g) 4,633,098 2.0
Net Assets
$ 228,088,406 100.0%

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2020 amounted to $4,514,046, which represents approximately
1.98% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September
30, 2020, the value of these securities amounted to $5,589,516 or
2.45% of net assets.
(c) Represents less than 0.05% of net assets.
(d) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $13,785.
(e) Represents 7-day effective yield as of September 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 224 12/2020 USD $ 12,191,200 $ (57,011)
$ (57,011)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,275,842 $ 1,275,842

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.
913 85,146
Howmet Aerospace, Inc.
40,076 670,071
Huntington Ingalls Industries, Inc.
5,232 736,404
Teledyne Technologies, Inc. *
2,443 757,843
2,249,464
Automobiles - 1.5%
General Motors Co.
26,777 792,331
Tesla, Inc. *
6,735 2,889,382
Thor Industries, Inc.
4,418 420,859
4,102,572
Banks - 1.5%
Associated Banc-Corp.
24,915 314,427
Citizens Financial Group, Inc.
3,786 95,710
Fifth Third Bancorp
7,329 156,254
First Citizens BancShares , Inc.,
Class A 309 98,503
FNB Corp.
30,369 205,902
JPMorgan Chase & Co.
12,555 1,208,670
People's United Financial, Inc.
34,599 356,716
Popular, Inc.
47,156 1,710,348
4,146,530
Beverages - 0.1%
Monster Beverage Corp. * 5,113 410,063
Biotechnology - 4.0%
AbbVie, Inc.
25,873 2,266,216
Alexion Pharmaceuticals, Inc. *
15,752 1,802,501
Amgen, Inc.
1,336 339,558
Biogen, Inc. *
10,151 2,879,636
Exelixis , Inc. *
82,926 2,027,541
Gilead Sciences, Inc.
1,922 121,451
Immunomedics , Inc. *
1,715 145,826
United Therapeutics Corp. *
13,938 1,407,738
10,990,467
Building Products - 0.6%
A O Smith Corp.
2,830 149,424
Fortune Brands Home & Security,
Inc. 8,125 702,975
Masco Corp.
3,363 185,402
Owens Corning
4,339 298,567
Trane Technologies plc
1,767 214,249
1,550,617
Capital Markets - 2.0%
Ameriprise Financial, Inc.
14,646 2,257,095
Bank of New York Mellon Corp.
(The) 12,744 437,629
Morgan Stanley
28,511 1,378,507
MSCI, Inc.
908 323,956
S&P Global, Inc.
807 291,004
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.0% (continued)
State Street Corp.
13,773 817,152
5,505,343
Chemicals - 1.0%
Cabot Corp.
5,092 183,465
DuPont de Nemours, Inc.
7,917 439,235
Eastman Chemical Co.
8,938 698,236
Huntsman Corp.
33,260 738,705
LyondellBasell Industries NV, Class
A 8,420 593,526
2,653,167
Commercial Services & Supplies - 1.2%
ADT, Inc.
17,999 147,052
Cintas Corp.
1,315 437,672
Copart , Inc. *
5,071 533,266
Republic Services, Inc.
1,912 178,485
Waste Management, Inc.
18,416 2,084,139
3,380,614
Communications Equipment - 0.1%
Ciena Corp. *
1,914 75,967
Cisco Systems, Inc.
3,009 118,524
194,491
Construction & Engineering - 0.4%
Quanta Services, Inc.
18,511 978,491
Valmont Industries, Inc.
931 115,612
1,094,103
Consumer Finance - 0.2%
SLM Corp. 80,562 651,747
Distributors - 0.0% (a)
LKQ Corp. * 2,069 57,373
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B * 17,095 3,640,209
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
60,792 1,733,180
Verizon Communications, Inc.
35,718 2,124,864
3,858,044
Electric Utilities - 0.7%
NRG Energy, Inc. 65,033 1,999,114
Electrical Equipment - 0.6%
Acuity Brands, Inc.
6,080 622,288
Eaton Corp. plc
1,268 129,374
GrafTech International Ltd.
38,487 263,251
Hubbell, Inc.
1,034 141,493
Regal Beloit Corp.
5,474 513,844
1,670,250
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. *
17,622 1,386,146
CDW Corp.
9,165 1,095,492

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.3%
(continued)
Jabil, Inc.
27,129 929,440
SYNNEX Corp.
20,597 2,884,816
6,295,894
Entertainment - 0.6%
Electronic Arts, Inc. *
10,460 1,364,088
Walt Disney Co. (The)
3,308 410,457
1,774,545
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.
1,403 339,147
Brixmor Property Group, Inc.
49,242 575,639
EPR Properties
6,968 191,620
Gaming and Leisure Properties,
Inc. 4,281 158,097
Simon Property Group, Inc.
4,580 296,235
Ventas, Inc.
7,482 313,945
Weingarten Realty Investors
16,674 282,791
2,157,474
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.
4,785 1,698,675
Kroger Co. (The)
46,732 1,584,682
Sprouts Farmers Market, Inc. *
49,680 1,039,802
Walgreens Boots Alliance, Inc.
5,726 205,678
Walmart, Inc.
21,471 3,004,008
7,532,845
Food Products - 0.7%
General Mills, Inc.
10,970 676,630
Ingredion, Inc.
4,252 321,792
J M Smucker Co. (The)
1,902 219,719
Pilgrim's Pride Corp. *
15,480 231,658
Tyson Foods, Inc., Class A
7,709 458,531
1,908,330
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories
6,000 652,980
Align Technology, Inc. *
475 155,496
Baxter International, Inc.
15,913 1,279,723
Danaher Corp.
9,429 2,030,347
Edwards Lifesciences Corp. *
2,847 227,247
Medtronic plc
16,000 1,662,720
Quidel Corp. *
3,297 723,296
6,731,809
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.
4,674 453,004
Anthem, Inc.
7,683 2,063,577
Cigna Corp.
3,027 512,804
CVS Health Corp.
15,698 916,763
Humana, Inc.
7,975 3,300,773
McKesson Corp.
2,476 368,751
Molina Healthcare, Inc. *
8,434 1,543,759
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.1% (continued)
UnitedHealth Group, Inc.
5,781 1,802,342
Universal Health Services, Inc.,
Class B 3,875 414,703
11,376,476
Health Care Technology - 0.2%
Teladoc Health, Inc. *(b)
1,601 351,003
Veeva Systems, Inc., Class A *
1,192 335,179
686,182
Hotels, Restaurants & Leisure - 1.3%
Aramark
10,752 284,390
Darden Restaurants, Inc.
5,959 600,310
Domino's Pizza, Inc.
2,480 1,054,694
Extended Stay America, Inc.
36,028 430,535
Hyatt Hotels Corp., Class A
1,474 78,667
McDonald's Corp.
2,795 613,475
MGM Resorts International
17,178 373,622
Wyndham Destinations, Inc.
3,386 104,153
3,539,846
Household Durables - 2.3%
DR Horton, Inc.
13,476 1,019,190
Lennar Corp., Class A
16,566 1,353,111
Mohawk Industries, Inc. *
5,845 570,414
NVR, Inc. *
95 387,896
PulteGroup, Inc.
52,740 2,441,335
Whirlpool Corp.
2,868 527,396
6,299,342
Household Products - 4.1%
Clorox Co. (The)
13,097 2,752,597
Colgate-Palmolive Co.
5,647 435,666
Kimberly-Clark Corp.
16,285 2,404,643
Procter & Gamble Co. (The)
41,572 5,778,092
11,370,998
Independent Power and Renewable Electricity Producers - 0.0% (a)
Vistra Corp. 7,299 137,659
Insurance - 2.6%
Allstate Corp. (The)
31,321 2,948,559
Assurant, Inc.
9,056 1,098,584
Assured Guaranty Ltd.
8,667 186,167
Brighthouse Financial, Inc. *
6,053 162,886
Everest Re Group Ltd.
6,511 1,286,183
First American Financial Corp.
13,500 687,285
MetLife, Inc.
13,800 512,946
Progressive Corp. (The)
1,969 186,405
Prudential Financial, Inc.
1,604 101,886
7,170,901
Interactive Media & Services - 6.2%
Alphabet, Inc., Class A *
3,879 5,685,063
Alphabet, Inc., Class C *
2,507 3,684,287

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - 6.2% (continued)
Facebook, Inc., Class A *
28,300 7,411,770
Match Group, Inc. *
3,037 336,044
17,117,164
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. *
2,753 8,668,454
eBay, Inc.
5,899 307,338
Qurate Retail, Inc., Series A
34,453 247,372
9,223,164
IT Services - 3.7%
Accenture plc, Class A
7,680 1,735,603
Akamai Technologies, Inc. *
18,868 2,085,669
Alliance Data Systems Corp.
15,481 649,892
Booz Allen Hamilton Holding Corp.
13,714 1,137,988
CACI International, Inc., Class A *
3,396 723,891
Cognizant Technology Solutions
Corp., Class A 3,956 274,626
DXC Technology Co.
10,730 191,531
EPAM Systems, Inc. *
358 115,734
Leidos Holdings, Inc.
7,527 671,032
Mastercard , Inc., Class A
527 178,216
VeriSign, Inc. *
3,517 720,457
Visa, Inc., Class A
9,221 1,843,923
10,328,562
Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc., Class
A * 529 272,678
Charles River Laboratories
International, Inc. * 9,480 2,146,746
PRA Health Sciences, Inc. *
2,265 229,762
Syneos Health, Inc. *
8,340 443,355
Thermo Fisher Scientific, Inc.
6,662 2,941,406
6,033,947
Machinery - 2.3%
AGCO Corp.
5,681 421,928
Colfax Corp. *
11,801 370,079
Cummins, Inc.
6,455 1,363,038
ITT, Inc.
5,463 322,590
Oshkosh Corp.
23,770 1,747,095
PACCAR, Inc.
6,272 534,876
Snap-on, Inc.
1,481 217,900
Timken Co. (The)
23,760 1,288,267
6,265,773
Media - 1.1%
Comcast Corp., Class A
45,860 2,121,484
DISH Network Corp., Class A *
10,783 313,030
Interpublic Group of Cos., Inc. (The)
35,270 587,951
3,022,465
INVESTMENTS SHARES VALUE ($)
Multiline Retail - 1.2%
Dollar General Corp.
3,307 693,213
Target Corp.
16,363 2,575,864
3,269,077
Multi-Utilities - 0.2%
Ameren Corp. 8,706 688,470
Oil, Gas & Consumable Fuels - 0.0% (a)
Pioneer Natural Resources Co. 794 68,276
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 2,294 500,665
Nu Skin Enterprises, Inc., Class A
1,653 82,799
583,464
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.
26,275 1,584,120
Eli Lilly and Co.
931 137,807
Horizon Therapeutics plc *
30,936 2,403,108
Jazz Pharmaceuticals plc *
5,927 845,131
Johnson & Johnson
19,572 2,913,879
Merck & Co., Inc.
33,866 2,809,185
Mylan NV *
47,519 704,707
Pfizer, Inc.
39,565 1,452,035
12,849,972
Professional Services - 0.4%
ManpowerGroup , Inc.
11,153 817,850
Robert Half International, Inc.
7,748 410,179
1,228,029
Road & Rail - 0.1%
Schneider National, Inc., Class B 12,554 310,460
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.
26,913 1,599,978
Cirrus Logic, Inc. *
6,530 440,448
Intel Corp.
70,038 3,626,568
Lam Research Corp.
6,256 2,075,428
Micron Technology, Inc. *
28,770 1,351,039
MKS Instruments, Inc.
4,451 486,183
NVIDIA Corp.
555 300,377
Qorvo , Inc. *
9,475 1,222,370
QUALCOMM, Inc.
6,103 718,201
Skyworks Solutions, Inc.
12,624 1,836,792
Teradyne, Inc.
12,294 976,881
Texas Instruments, Inc.
6,235 890,296
15,524,561
Software - 8.7%
Adobe, Inc. *
5,281 2,589,961
Cadence Design Systems, Inc. *
10,974 1,170,158
Fortinet, Inc. *
1,583 186,493
Intuit, Inc.
1,554 506,930
Manhattan Associates, Inc. *
4,944 472,103
Microsoft Corp.
77,412 16,282,066

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Software - 8.7% (continued)
NortonLifeLock , Inc.
42,111 877,593
Oracle Corp.
30,452 1,817,984
Trade Desk, Inc. (The), Class A *
446 231,376
24,134,664
Specialty Retail - 3.8%
AutoNation, Inc. *
33,858 1,792,104
AutoZone, Inc. *
155 182,534
Best Buy Co., Inc.
19,758 2,198,868
Dick's Sporting Goods, Inc.
24,951 1,444,164
Foot Locker, Inc.
20,306 670,707
Home Depot, Inc. (The)
4,366 1,212,482
Lowe's Cos., Inc.
3,658 606,716
Penske Automotive Group, Inc.
11,056 526,929
Tractor Supply Co.
571 81,847
Williams-Sonoma, Inc.
21,665 1,959,382
10,675,733
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.
150,844 17,469,244
HP, Inc.
38,185 725,133
Xerox Holdings Corp.
29,966 562,462
18,756,839
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.
3,017 261,212
Hanesbrands, Inc.
39,548 622,881
Lululemon Athletica, Inc. *
3,796 1,250,289
NIKE, Inc., Class B
2,254 282,967
Ralph Lauren Corp.
2,623 178,285
Skechers USA, Inc., Class A *
3,342 100,995
2,696,629
Thrifts & Mortgage Finance - 0.0% (a)
MGIC Investment Corp. 3,714 32,906
Tobacco - 0.6%
Altria Group, Inc.
18,086 698,843
Philip Morris International, Inc.
13,990 1,049,110
1,747,953
Trading Companies & Distributors - 1.0%
Air Lease Corp.
13,298 391,227
MSC Industrial Direct Co., Inc.,
Class A 10,156 642,672
United Rentals, Inc. *
6,236 1,088,182
Watsco , Inc.
2,303 536,346
2,658,427
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 3,345 382,534
TOTAL COMMON STOCKS
(Cost $178,074,943) 262,735,538
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (a)
Internet & Direct Marketing Retail - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $100,871) 1,033 101,751
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.12% (c)
(Cost $13,002,158) 13,002,752 13,000,151
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(c)(d) 42,525 42,525
Limited Purpose Cash Investment
Fund 0.12% (c)(d) 277,024 276,968
TOTAL SECURITIES LENDING COLLATERAL
(Cost $319,548) 319,493
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $191,497,520) 276,156,933
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (e) 1,641,090
NET ASSETS - 100.0% 277,798,023
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,154,752 9.4%
Consumer Discretionary 39,965,487 14.4
Consumer Staples 23,553,653 8.5
Energy 68,276 0.0 (a)
Financials 21,147,636 7.6
Health Care 48,668,853 17.5
Industrials 20,407,736 7.3
Information Technology 75,235,011 27.1
Materials 2,653,167 1.0
Real Estate 2,157,474 0.8
Utilities 2,825,244 1.0
Short-Term Investments 13,000,151 4.7
Securities Lending Collateral 319,493 0.1
Total Investments In Securities
At Value 276,156,933 99.4
Other Assets in Excess of
Liabilities (e) 1,641,090 0.6
Net Assets
$ 277,798,023 100.0%

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$312,970.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 69 12/2020 USD $ 11,564,400 $ 39,190
$ 39,190
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 934,593 $ 934,593

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.6%
Aerospace & Defense - 1.0%
AAR Corp.
832 15,642
Aerojet Rocketdyne Holdings, Inc.
*(a) 392 15,637
Maxar Technologies, Inc. (a)
621 15,488
Moog, Inc., Class A
882 56,033
Vectrus , Inc. *
2,308 87,704
190,504
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. * 471 28,684
Airlines - 0.1%
Allegiant Travel Co. 100 11,980
Auto Components - 1.2%
Adient plc *
812 14,072
Cooper Tire & Rubber Co.
441 13,980
Dana, Inc.
3,079 37,933
Fox Factory Holding Corp. *
52 3,865
LCI Industries
1,090 115,856
Standard Motor Products, Inc.
120 5,358
Tenneco, Inc., Class A *
1,199 8,321
XPEL, Inc. *(b)
419 10,928
210,313
Automobiles - 0.1%
Winnebago Industries, Inc. 192 9,921
Banks - 4.2%
Ameris Bancorp
560 12,757
BancFirst Corp.
657 26,832
Bancorp, Inc. (The) *
3,119 26,948
BancorpSouth Bank
439 8,508
Bank of NT Butterfield & Son Ltd.
(The) 1,221 27,204
Cathay General Bancorp
1,328 28,791
City Holding Co.
216 12,444
Eagle Bancorp, Inc.
182 4,876
Enterprise Financial Services Corp.
446 12,162
First Bancorp/PR
4,430 23,124
First Financial Bancorp
483 5,798
First Interstate BancSystem , Inc.,
Class A 1,069 34,048
First Merchants Corp.
935 21,654
First Midwest Bancorp, Inc.
601 6,479
Fulton Financial Corp.
4,415 41,192
Glacier Bancorp, Inc.
175 5,609
Great Southern Bancorp, Inc.
953 34,518
Hancock Whitney Corp.
496 9,330
Heartland Financial USA, Inc.
503 15,087
Hilltop Holdings, Inc.
4,191 86,251
Home BancShares , Inc.
696 10,551
Hope Bancorp, Inc.
3,014 22,861
International Bancshares Corp.
3,095 80,656
Investors Bancorp, Inc.
1,588 11,529
NBT Bancorp, Inc.
785 21,054
INVESTMENTS SHARES VALUE ($)
Banks - 4.2% (continued)
OFG Bancorp
1,535 19,126
Old National Bancorp
1,547 19,430
Preferred Bank
505 16,220
Simmons First National Corp.,
Class A 1,216 19,280
South State Corp.
531 25,568
Trustmark Corp.
1,383 29,610
United Bankshares , Inc.
887 19,044
United Community Banks, Inc.
1,141 19,317
Valley National Bancorp
1,035 7,090
764,948
Beverages - 0.8%
Celsius Holdings, Inc. *
449 10,197
Coca-Cola Consolidated, Inc.
181 43,563
National Beverage Corp. *(a)
837 56,924
Primo Water Corp.
2,281 32,390
143,074
Biotechnology - 8.1%
Adverum Biotechnologies, Inc. *
734 7,560
Affimed NV (Germany) *
2,126 7,207
Akebia Therapeutics, Inc. *
1,011 2,538
Allakos , Inc. *(a)
111 9,041
Allogene Therapeutics, Inc. *
313 11,803
Amicus Therapeutics, Inc. *
1,954 27,590
Anika Therapeutics, Inc. *
1,267 44,839
Apellis Pharmaceuticals, Inc. *
270 8,146
Applied Therapeutics, Inc. *
296 6,145
Arcus Biosciences, Inc. *
487 8,347
Ardelyx , Inc. *
1,094 5,743
Arena Pharmaceuticals, Inc. *
730 54,597
Arrowhead Pharmaceuticals, Inc. *
1,055 45,428
BioCryst Pharmaceuticals, Inc. *(a)
1,542 5,297
Biohaven Pharmaceutical Holding
Co. Ltd. * 250 16,253
BioSpecifics Technologies Corp. *
1,259 66,513
Blueprint Medicines Corp. *
303 28,088
Bridgebio Pharma, Inc. *(a)
602 22,587
Catalyst Pharmaceuticals, Inc. *
13,542 40,220
ChemoCentryx , Inc. *
457 25,044
Coherus Biosciences, Inc. *(a)
654 11,994
Constellation Pharmaceuticals,
Inc. * 309 6,260
Deciphera Pharmaceuticals, Inc. *
193 9,901
Denali Therapeutics, Inc. *
336 12,039
Dicerna Pharmaceuticals, Inc. *
417 7,502
Eagle Pharmaceuticals, Inc. *
843 35,811
Emergent BioSolutions , Inc. *
1,092 112,836
Enanta Pharmaceuticals, Inc. *
516 23,622
Fate Therapeutics, Inc. *
632 25,261
FibroGen , Inc. *
593 24,384
Halozyme Therapeutics, Inc. *
1,617 42,495
Heron Therapeutics, Inc. *(a)
465 6,891
ImmunoGen , Inc. *
2,771 9,976

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.1% (continued)
Inovio Pharmaceuticals, Inc. *(a)
951 11,032
Insmed , Inc. *
1,004 32,269
Intercept Pharmaceuticals, Inc. *
320 13,267
Invitae Corp. *
287 12,441
Ironwood Pharmaceuticals, Inc. *
1,382 12,431
Jounce Therapeutics, Inc. *
5,925 48,348
Karuna Therapeutics, Inc. *
130 10,052
Karyopharm Therapeutics, Inc. *
943 13,768
Kodiak Sciences, Inc. *(a)
334 19,776
Lexicon Pharmaceuticals, Inc. *
7,975 11,484
Ligand Pharmaceuticals, Inc. *(a)
344 32,790
Mersana Therapeutics, Inc. *
400 7,448
Mirati Therapeutics, Inc. *
113 18,764
Momenta Pharmaceuticals, Inc. *
1,091 57,256
Natera , Inc. *
1,235 89,216
Novavax , Inc. *
563 61,001
OPKO Health, Inc. *(a)
2,601 9,598
PDL BioPharma , Inc. *
9,724 30,631
PTC Therapeutics, Inc. *
255 11,921
Selecta Biosciences, Inc. *
3,403 8,439
Sorrento Therapeutics, Inc. *(a)
1,229 13,703
TG Therapeutics, Inc. *
819 21,916
Translate Bio, Inc. *
644 8,765
Turning Point Therapeutics, Inc. *
132 11,532
Ultragenyx Pharmaceutical, Inc. *
268 22,027
VBI Vaccines, Inc. *
1,722 4,925
Veracyte , Inc. *
812 26,382
Vericel Corp. *
1,510 27,980
Vir Biotechnology, Inc. *
443 15,208
XBiotech , Inc. *
344 6,567
Xencor , Inc. *
638 24,748
1,467,643
Building Products - 3.3%
Alpha Pro Tech Ltd. *
2,536 37,482
American Woodmark Corp. *
275 21,599
Apogee Enterprises, Inc.
909 19,425
Builders FirstSource , Inc. *
5,724 186,717
Griffon Corp.
1,495 29,212
Insteel Industries, Inc.
1,833 34,277
Masonite International Corp. *
58 5,707
Patrick Industries, Inc.
1,174 67,529
UFP Industries, Inc.
3,633 205,301
607,249
Capital Markets - 2.7%
Artisan Partners Asset
Management, Inc., Class A 3,179 123,949
Brightsphere Investment Group,
Inc. 1,512 19,505
Cowen, Inc., Class A
1,279 20,809
Federated Hermes, Inc., Class B
337 7,249
Oppenheimer Holdings, Inc., Class
A 3,447 76,937
Stifel Financial Corp.
1,502 75,941
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.7% (continued)
StoneX Group, Inc. *
288 14,734
Virtus Investment Partners, Inc.
373 51,717
Waddell & Reed Financial, Inc.,
Class A 6,102 90,615
481,456
Chemicals - 0.1%
Koppers Holdings, Inc. * 1,062 22,206
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.
1,259 46,155
ACCO Brands Corp.
3,579 20,758
Advanced Disposal Services, Inc. *
863 26,089
Brady Corp., Class A
1,049 41,981
Cimpress plc (Ireland) *(a)
306 22,999
Ennis, Inc.
3,823 66,673
Healthcare Services Group, Inc.
525 11,303
Herman Miller, Inc.
659 19,875
HNI Corp.
931 29,215
Interface, Inc.
2,151 13,164
Kimball International, Inc., Class B
2,747 28,953
Quad/Graphics, Inc.
4,356 13,199
Steelcase, Inc., Class A
5,600 56,616
Tetra Tech, Inc.
213 20,342
UniFirst Corp.
111 21,020
438,342
Communications Equipment - 0.7%
Acacia Communications, Inc. *
447 30,128
Calix, Inc. *
1,219 21,674
Comtech Telecommunications
Corp. 2,400 33,600
Digi International, Inc. *
472 7,377
NETGEAR, Inc. *
924 28,478
NetScout Systems, Inc. *
527 11,504
132,761
Construction & Engineering - 2.2%
API Group Corp. *(c)
1,317 18,741
Arcosa , Inc.
1,712 75,482
EMCOR Group, Inc.
1,571 106,372
Great Lakes Dredge & Dock Corp. *
3,769 35,843
MasTec , Inc. *
1,093 46,125
MYR Group, Inc. *
1,885 70,084
Sterling Construction Co., Inc. *
1,075 15,222
Tutor Perini Corp. *
2,613 29,083
396,952
Construction Materials - 0.1%
Summit Materials, Inc., Class A *
1,368 22,627
US Concrete, Inc. *
110 3,194
25,821
Consumer Finance - 0.2%
Curo Group Holdings Corp.
1,107 7,804
Encore Capital Group, Inc. *
334 12,889

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.2% (continued)
EZCORP, Inc., Class A *
1,563 7,862
28,555
Containers & Packaging - 0.1%
Greif, Inc., Class A
276 9,994
UFP Technologies, Inc. *
208 8,615
18,609
Distributors - 0.0% (d)
Core-Mark Holding Co., Inc. 182 5,265
Diversified Consumer Services - 0.8%
American Public Education, Inc. *
2,409 67,910
Collectors Universe, Inc.
977 48,352
Houghton Mifflin Harcourt Co. *
3,056 5,287
Universal Technical Institute, Inc. *
4,077 20,711
142,260
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 761 28,355
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc., Class A *
137 23,916
Cogent Communications Holdings,
Inc. 620 37,231
Consolidated Communications
Holdings, Inc. * 8,691 49,452
Ooma , Inc. *
527 6,877
Vonage Holdings Corp. *
485 4,962
122,438
Electric Utilities - 0.2%
Portland General Electric Co. 934 33,157
Electrical Equipment - 1.3%
Atkore International Group, Inc. *
2,978 67,690
Encore Wire Corp.
1,691 78,496
EnerSys
337 22,620
FuelCell Energy, Inc. *(a)
3,035 6,495
Orion Energy Systems, Inc. *
3,374 25,541
Plug Power, Inc. *(a)
1,857 24,902
Powell Industries, Inc.
326 7,866
233,610
Electronic Equipment, Instruments & Components - 3.1%
Belden, Inc.
349 10,861
Benchmark Electronics, Inc.
1,541 31,051
Fabrinet (Thailand) *
1,546 97,444
Fitbit, Inc., Class A *
2,500 17,400
Insight Enterprises, Inc. *
1,874 106,031
Methode Electronics, Inc.
2,260 64,410
PC Connection, Inc.
1,891 77,645
Sanmina Corp. *
4,145 112,122
ScanSource , Inc. *
222 4,402
Vishay Intertechnology , Inc.
3,166 49,295
570,661
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 0.2%
Nabors Industries Ltd.
165 4,033
National Energy Services Reunited
Corp. * 738 4,708
ProPetro Holding Corp. *
6,784 27,543
36,284
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Finance Trust, Inc.
2,502 15,688
Bluerock Residential Growth REIT,
Inc. 1,637 12,408
CatchMark Timber Trust, Inc., Class
A 1,105 9,868
City Office REIT, Inc.
1,077 8,099
CoreCivic , Inc.
1,834 14,672
DiamondRock Hospitality Co.
3,026 15,342
Easterly Government Properties,
Inc. 663 14,858
EastGroup Properties, Inc.
272 35,178
Four Corners Property Trust, Inc.
656 16,787
Front Yard Residential Corp.
681 5,952
GEO Group, Inc. (The)
1,491 16,908
Global Net Lease, Inc.
353 5,613
Healthcare Realty Trust, Inc.
484 14,578
Hersha Hospitality Trust
1,810 10,027
Independence Realty Trust, Inc.
3,032 35,141
Innovative Industrial Properties, Inc.
52 6,454
iStar , Inc.
900 10,629
Lexington Realty Trust
5,578 58,290
LTC Properties, Inc.
246 8,576
Mack-Cali Realty Corp.
1,073 13,541
Monmouth Real Estate Investment
Corp. 1,998 27,672
National Health Investors, Inc.
350 21,094
New Senior Investment Group, Inc.
3,218 12,872
NexPoint Residential Trust, Inc.
612 27,142
Office Properties Income Trust
1,362 28,221
Physicians Realty Trust
317 5,677
Piedmont Office Realty Trust, Inc.,
Class A 1,705 23,137
PotlatchDeltic Corp.
195 8,210
PS Business Parks, Inc.
107 13,096
QTS Realty Trust, Inc., Class A
439 27,666
Retail Properties of America, Inc.,
Class A 896 5,206
Retail Value, Inc.
504 6,335
Sabra Health Care REIT, Inc.
1,676 23,104
Safehold , Inc.
150 9,315
Service Properties Trust
943 7,497
Sunstone Hotel Investors, Inc.
2,786 22,121
Uniti Group, Inc.
4,954 52,190
Universal Health Realty Income
Trust 270 15,387
Urban Edge Properties
2,302 22,375
Urstadt Biddle Properties, Inc.,
Class A 852 7,838
Whitestone REIT
1,367 8,202

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.9% (continued)
Xenia Hotels & Resorts, Inc.
904 7,937
710,903
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings,
Inc. * 1,239 51,480
Ingles Markets, Inc., Class A
2,118 80,569
Performance Food Group Co. *
1,223 42,340
Rite Aid Corp. *(a)
2,717 25,784
SpartanNash Co.
1,631 26,667
United Natural Foods, Inc. *
1,376 20,461
Village Super Market, Inc., Class A
401 9,869
Weis Markets, Inc.
135 6,480
263,650
Food Products - 1.2%
B&G Foods, Inc.
1,173 32,574
Darling Ingredients, Inc. *
368 13,259
Fresh Del Monte Produce, Inc.
1,933 44,305
John B Sanfilippo & Son, Inc.
1,126 84,878
Seneca Foods Corp., Class A *
1,366 48,807
223,823
Gas Utilities - 0.1%
ONE Gas, Inc. 402 27,742
Health Care Equipment & Supplies - 1.9%
Cantel Medical Corp.
112 4,921
Co-Diagnostics, Inc. *(a)
621 8,439
Electromed , Inc. *
1,581 16,458
Integer Holdings Corp. *
930 54,879
Invacare Corp.
4,823 36,269
iRhythm Technologies, Inc. *(a)
151 35,955
Lantheus Holdings, Inc. *
511 6,474
Meridian Bioscience, Inc. *
1,330 22,583
Nevro Corp. *
267 37,193
NuVasive , Inc. *
225 10,928
Repro-Med Systems, Inc. *
1,321 9,538
Retractable Technologies, Inc. *
1,514 10,083
Utah Medical Products, Inc.
89 7,109
Wright Medical Group NV *
1,586 48,437
Zynex , Inc. *
2,066 36,052
345,318
Health Care Providers & Services - 3.8%
Addus HomeCare Corp. *
86 8,128
AMN Healthcare Services, Inc. *
1,348 78,804
Brookdale Senior Living, Inc. *
3,936 9,997
Community Health Systems, Inc. *
6,375 26,902
CorVel Corp. *
762 65,098
Ensign Group, Inc. (The)
749 42,738
Joint Corp. (The) *
624 10,851
LHC Group, Inc. *
119 25,295
Magellan Health, Inc. *
732 55,471
National Research Corp.
770 37,892
Owens & Minor, Inc.
4,027 101,118
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.8% (continued)
Patterson Cos., Inc.
3,313 79,860
Select Medical Holdings Corp. *
1,362 28,357
Tenet Healthcare Corp. *
1,801 44,142
Triple-S Management Corp., Class
B * 3,930 70,229
684,882
Health Care Technology - 0.6%
Computer Programs and Systems,
Inc. 545 15,048
HMS Holdings Corp. *
256 6,131
NantHealth , Inc. *
6,004 14,049
NextGen Healthcare, Inc. *
719 9,160
Omnicell , Inc. *
757 56,518
100,906
Hotels, Restaurants & Leisure - 2.1%
Biglari Holdings, Inc., Class B *
202 17,980
Boyd Gaming Corp. (a)
358 10,987
Brinker International, Inc.
1,203 51,392
Caesars Entertainment, Inc. *
578 32,403
Carrols Restaurant Group, Inc. *
750 4,838
Cracker Barrel Old Country Store,
Inc. 195 22,359
Dave & Buster's Entertainment, Inc.
594 9,005
Dine Brands Global, Inc.
126 6,878
Fiesta Restaurant Group, Inc. *
1,732 16,229
International Game Technology plc
1,256 13,979
Jack in the Box, Inc.
82 6,503
Marriott Vacations Worldwide Corp.
448 40,683
Papa John's International, Inc.
293 24,108
Penn National Gaming, Inc. *(a)
461 33,515
RCI Hospitality Holdings, Inc.
1,233 25,153
Texas Roadhouse, Inc.
566 34,407
Wingstop , Inc.
234 31,976
382,395
Household Durables - 4.1%
Beazer Homes USA, Inc. *
553 7,299
Century Communities, Inc. *(a)
540 22,858
Green Brick Partners, Inc. *
349 5,619
Helen of Troy Ltd. *
136 26,319
Installed Building Products, Inc. *
344 35,002
iRobot Corp. *(a)
93 7,059
KB Home
1,670 64,111
La-Z-Boy, Inc.
329 10,406
M/I Homes, Inc. *
1,633 75,200
MDC Holdings, Inc.
1,539 72,487
Meritage Homes Corp. *
1,597 176,293
Purple Innovation, Inc. *
1,712 42,560
Taylor Morrison Home Corp. *
2,081 51,172
TopBuild Corp. *
433 73,909
TRI Pointe Group, Inc. *
2,439 44,243
Turtle Beach Corp. *(a)
268 4,878

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Household Durables - 4.1% (continued)
Universal Electronics, Inc. *
545 20,568
739,983
Household Products - 0.1%
WD-40 Co. 128 24,232
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.
646 37,856
Clearway Energy, Inc., Class C
817 22,026
Ormat Technologies, Inc.
496 29,319
89,201
Insurance - 2.7%
American Equity Investment Life
Holding Co. 355 7,806
CNO Financial Group, Inc.
316 5,069
eHealth, Inc. *
674 53,246
Employers Holdings, Inc.
3,431 103,788
Genworth Financial, Inc., Class A *
7,815 26,180
Heritage Insurance Holdings, Inc.
1,556 15,747
Horace Mann Educators Corp.
552 18,437
Kinsale Capital Group, Inc.
393 74,741
National General Holdings Corp.
632 21,330
National Western Life Group, Inc.,
Class A 88 16,084
Selective Insurance Group, Inc.
1,308 67,349
Stewart Information Services Corp.
895 39,138
Trupanion , Inc. *(a)
295 23,275
Universal Insurance Holdings, Inc.
1,296 17,937
490,127
Interactive Media & Services - 0.0% (d)
EverQuote , Inc., Class A * 196 7,573
Internet & Direct Marketing Retail - 1.6%
1-800-Flowers.com, Inc., Class A *
2,092 52,174
CarParts.com, Inc. *(a)
2,236 24,171
Duluth Holdings, Inc., Class B *(a)
1,258 15,373
Groupon, Inc. *
664 13,546
Lands' End, Inc. *
2,259 29,435
Magnite , Inc. *
921 6,396
PetMed Express, Inc. (a)
1,727 54,608
Stamps.com, Inc. *
327 78,791
Stitch Fix, Inc., Class A *(a)
326 8,844
283,338
IT Services - 2.3%
Cardtronics plc, Class A *
1,458 28,868
Conduent , Inc. *
1,511 4,805
EVERTEC, Inc.
1,377 47,796
Hackett Group, Inc. (The)
970 10,845
KBR, Inc.
3,480 77,813
MAXIMUS, Inc.
991 67,794
Perspecta , Inc.
2,308 44,891
Sykes Enterprises, Inc. *
2,897 99,106
TTEC Holdings, Inc.
308 16,801
INVESTMENTS SHARES VALUE ($)
IT Services - 2.3% (continued)
Unisys Corp. *(a)
1,569 16,741
415,460
Leisure Products - 2.7%
Acushnet Holdings Corp.
2,335 78,479
American Outdoor Brands, Inc. *
233 3,036
Callaway Golf Co. (a)
273 5,225
Johnson Outdoors, Inc., Class A
1,307 107,030
Malibu Boats, Inc., Class A *
1,033 51,195
MasterCraft Boat Holdings, Inc. *
894 15,636
Nautilus, Inc. *
4,049 69,481
Smith & Wesson Brands, Inc.
932 14,465
Sturm Ruger & Co., Inc.
204 12,477
Vista Outdoor, Inc. *
2,711 54,708
YETI Holdings, Inc. *
1,603 72,648
484,380
Life Sciences Tools & Services - 1.3%
Fluidigm Corp. *(a)
2,093 15,551
Luminex Corp.
201 5,276
Medpace Holdings, Inc. *
1,261 140,917
NeoGenomics , Inc. *(a)
2,236 82,486
244,230
Machinery - 1.3%
Columbus McKinnon Corp.
438 14,498
Greenbrier Cos., Inc. (The)
334 9,820
Kennametal, Inc.
558 16,148
Lydall , Inc. *
311 5,144
Meritor, Inc. *
3,666 76,766
Miller Industries, Inc.
384 11,739
Mueller Industries, Inc.
2,028 54,878
Rexnord Corp.
422 12,592
Shyft Group, Inc. (The)
600 11,328
Wabash National Corp.
1,354 16,194
229,107
Media - 0.2%
TEGNA, Inc. 3,120 36,660
Metals & Mining - 1.8%
Arconic Corp. *
1,274 24,270
Caledonia Mining Corp. plc (South
Africa) 284 4,825
Commercial Metals Co.
5,305 105,994
Ryerson Holding Corp. *
17,834 102,189
Schnitzer Steel Industries, Inc.,
Class A 1,155 22,210
Warrior Met Coal, Inc.
1,835 31,342
Worthington Industries, Inc.
778 31,727
322,557

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 2,545 22,931
Blackstone Mortgage Trust, Inc.,
Class A 1,590 34,932
Chimera Investment Corp.
1,796 14,727
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 701 29,631
PennyMac Mortgage Investment
Trust 1,075 17,275
119,496
Multiline Retail - 0.2%
Big Lots, Inc. (a)
405 18,063
Macy's, Inc. (a)
3,001 17,106
35,169
Oil, Gas & Consumable Fuels - 0.6%
Bonanza Creek Energy, Inc. *
631 11,863
CNX Resources Corp. *
1,165 10,998
Diamond S Shipping, Inc. *
892 6,128
Montage Resources Corp. *
1,062 4,662
Penn Virginia Corp. *
1,363 13,426
Renewable Energy Group, Inc. *
1,031 55,076
World Fuel Services Corp.
497 10,531
112,684
Paper & Forest Products - 1.3%
Boise Cascade Co.
4,202 167,744
Clearwater Paper Corp. *
944 35,815
Schweitzer-Mauduit International,
Inc. 309 9,390
Verso Corp., Class A
2,939 23,189
236,138
Personal Products - 0.7%
Edgewell Personal Care Co. *
762 21,245
Inter Parfums , Inc.
175 6,536
Lifevantage Corp. *
2,234 26,964
Medifast , Inc.
198 32,561
USANA Health Sciences, Inc. *
555 40,876
128,182
Pharmaceuticals - 1.2%
AMAG Pharmaceuticals, Inc. *(a)
622 5,847
Aquestive Therapeutics, Inc. *
1,034 5,020
Axsome Therapeutics, Inc. *
134 9,547
Collegium Pharmaceutical, Inc. *
453 9,431
Corcept Therapeutics, Inc. *
4,014 69,864
Durect Corp. *(a)
6,909 11,814
Endo International plc *
4,207 13,883
Evofem Biosciences, Inc. *
1,127 2,660
Kala Pharmaceuticals, Inc. *
683 5,123
Lannett Co., Inc. *
3,323 20,304
Mallinckrodt plc *(a)
11,755 11,441
MyoKardia , Inc. *
302 41,172
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.2% (continued)
Osmotica Pharmaceuticals plc *
952 5,150
Supernus Pharmaceuticals, Inc. *
691 14,400
225,656
Professional Services - 1.8%
Barrett Business Services, Inc.
563 29,524
CBIZ, Inc. *
595 13,608
Heidrick & Struggles International,
Inc. 303 5,954
ICF International, Inc.
253 15,567
Kelly Services, Inc., Class A
3,650 62,196
Kforce , Inc.
4,095 131,736
Mastech Digital, Inc. *
1,731 31,175
Resources Connection, Inc.
653 7,542
TrueBlue , Inc. *
1,391 21,547
318,849
Real Estate Management & Development - 0.3%
Cushman & Wakefield plc *(a)
739 7,767
eXp World Holdings, Inc. *
883 35,620
Realogy Holdings Corp. *
611 5,768
Redfin Corp. *
134 6,691
55,846
Road & Rail - 0.5%
ArcBest Corp.
2,092 64,977
Avis Budget Group, Inc. *
793 20,872
85,849
Semiconductors & Semiconductor Equipment - 4.7%
Amkor Technology, Inc. *
10,736 120,243
Cabot Microelectronics Corp.
698 99,681
Diodes, Inc. *
2,232 125,996
FormFactor , Inc. *
4,004 99,820
Ichor Holdings Ltd. *
1,918 41,371
Lattice Semiconductor Corp. *
2,857 82,739
NeoPhotonics Corp. *
3,930 23,934
Onto Innovation, Inc. *
552 16,439
Photronics , Inc. *
6,993 69,650
Power Integrations, Inc.
934 51,744
SMART Global Holdings, Inc. *
1,805 49,349
Synaptics , Inc. *
493 39,647
Ultra Clean Holdings, Inc. *
1,239 26,589
847,202
Software - 3.6%
ACI Worldwide, Inc. *
1,433 37,444
American Software, Inc., Class A
559 7,848
Appfolio , Inc., Class A *
195 27,653
Avaya Holdings Corp. *
1,114 16,933
Box, Inc., Class A *
421 7,308
Cerence , Inc. *
187 9,139
Cloudera, Inc. *
2,066 22,499
Digital Turbine, Inc. *
2,610 85,451
Domo, Inc., Class B *
241 9,237

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Software - 3.6% (continued)
Intelligent Systems Corp. *
453 17,658
J2 Global, Inc. *
1,817 125,773
Mitek Systems, Inc. *
385 4,905
Progress Software Corp.
842 30,885
Qualys , Inc. *
786 77,036
SecureWorks Corp., Class A *
1,605 18,281
Smith Micro Software, Inc. *
1,650 6,154
SPS Commerce, Inc. *
1,234 96,092
Verint Systems, Inc. *
850 40,953
Xperi Holding Corp.
677 7,779
649,028
Specialty Retail - 3.7%
Aaron's, Inc.
209 11,840
Asbury Automotive Group, Inc. *
328 31,964
Bed Bath & Beyond, Inc.
531 7,954
Citi Trends, Inc.
460 11,491
GameStop Corp., Class A *(a)
3,786 38,617
Genesco, Inc. *
486 10,468
Group 1 Automotive, Inc.
783 69,209
Hibbett Sports, Inc. *
1,538 60,320
Lithia Motors, Inc., Class A
260 59,264
MarineMax , Inc. *
1,000 25,670
Murphy USA, Inc. *
309 39,635
ODP Corp. (The)
2,919 56,775
RH *
88 33,671
Sally Beauty Holdings, Inc. *
3,394 29,494
Shoe Carnival, Inc.
987 33,144
Signet Jewelers Ltd.
1,563 29,228
Sleep Number Corp. *
581 28,417
Sonic Automotive, Inc., Class A
1,007 40,441
Sportsman's Warehouse Holdings,
Inc. *(a) 574 8,214
Zumiez , Inc. *
1,744 48,518
674,334
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. *
1,064 9,108
Super Micro Computer, Inc. *
550 14,520
23,628
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. *
133 5,683
Deckers Outdoor Corp. *
311 68,423
G-III Apparel Group Ltd. *(a)
4,933 64,672
Kontoor Brands, Inc.
730 17,666
Lakeland Industries, Inc. *(a)
732 14,493
Steven Madden Ltd.
2,476 48,282
219,219
Thrifts & Mortgage Finance - 2.9%
Axos Financial, Inc. *
457 10,653
Flagstar Bancorp, Inc.
2,872 85,097
HomeStreet , Inc.
849 21,870
Meta Financial Group, Inc.
400 7,688
INVESTMENTS SHARES VALUE ($)
Thrifts & Mortgage Finance - 2.9% (continued)
Mr Cooper Group, Inc. *
5,600 124,992
PennyMac Financial Services, Inc.
1,842 107,057
Radian Group, Inc.
5,401 78,909
Walker & Dunlop, Inc.
1,411 74,783
Washington Federal, Inc.
862 17,981
529,030
Tobacco - 0.3%
Turning Point Brands, Inc. 2,045 57,056
Trading Companies & Distributors - 2.1%
BMC Stock Holdings, Inc. *
3,112 133,287
CAI International, Inc.
1,052 28,962
Foundation Building Materials,
Inc. * 333 5,235
GMS, Inc. *
3,533 85,145
Rush Enterprises, Inc., Class A
730 36,894
Textainer Group Holdings Ltd.
(China) * 869 12,305
Triton International Ltd.
170 6,914
Veritiv Corp. *
3,750 47,475
WESCO International, Inc. *
552 24,299
380,516
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 336 14,930
TOTAL COMMON STOCKS
(Cost $15,249,622) 16,970,327
PREFERRED STOCKS - 0.1%
Diversified Telecommunication Services - 0.0% (d)
GCI Liberty, Inc., Series A, 7.00%,
3/10/2039 (e)
105 2,940
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
247 6,916
TOTAL PREFERRED STOCKS
(Cost $7,461) 9,856
SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4.9%
Limited Purpose Cash Investment
Fund, 0.12% (g)
(Cost $897,090) 897,193 897,013

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 4.1%
Investment Companies - 4.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(g)(h) 97,786 97,786
Limited Purpose Cash Investment
Fund 0.12% (g)(h) 637,017 636,889
TOTAL SECURITIES LENDING COLLATERAL
(Cost $734,802) 734,675
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.7%
(Cost $16,888,975) 18,611,871
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.7)% ( i ) (488,127)
NET ASSETS - 100.0% 18,123,744
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 184,541 1.0%
Consumer Discretionary 3,186,577 17.6
Consumer Staples 840,017 4.6
Energy 148,968 0.8
Financials 2,441,967 13.5
Health Care 3,068,636 16.9
Industrials 2,928,557 16.2
Information Technology 2,638,740 14.6
Materials 625,332 3.5
Real Estate 766,749 4.2
Utilities 150,099 0.8
Short-Term Investments 897,013 4.9
Securities Lending Collateral 734,675 4.1
Total Investments In Securities
At Value 18,611,871 102.7
Liabilities in Excess of Other
Assets ( i ) (488,127) (2.7)
Net Assets
$ 18,123,744 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$770,676.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2020, the value of these securities amounted to $10,928 or 0.06% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $18,741, which represents approximately 0.10% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on September 30, 2020. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.
(g) Represents 7-day effective yield as of September 30, 2020.
(h) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $59,971 was received.
(i) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 13 12/2020 USD $ 977,860 $ (7,750)
$ (7,750)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 75,151 $ 75,151

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 6.9%
Afterpay Ltd. * 13,384 788,915
Aurizon Holdings Ltd. 195,881 602,603
BHP Group Ltd. 31,889 823,808
BHP Group plc 52,610 1,122,390
BlueScope Steel Ltd. 190,973 1,759,590
Crown Resorts Ltd. 51,304 325,906
CSL Ltd. 7,779 1,606,883
Dexus , REIT 33,527 214,738
Fortescue Metals Group Ltd. 219,774 2,581,911
Goodman Group, REIT 30,886 399,894
GPT Group (The), REIT 35,606 100,167
REA Group Ltd. 7,131 567,833
Rio Tinto Ltd. 3,006 205,314
Rio Tinto plc 24,340 1,464,598
Scentre Group, REIT 118,649 188,907
South32 Ltd. 270,327 401,181
Tabcorp Holdings Ltd. 31,341 75,473
Vicinity Centres , REIT 73,435 73,333
13,303,444
—
Belgium - 0.6%
Ageas SA/NV 10,091 412,915
Galapagos NV * 4,376 620,384
Groupe Bruxelles Lambert SA 1,467 132,253
UCB SA 538 61,103
1,226,655
—
Canada - 8.7%
Bank of Montreal (1) 8,976 524,721
Bank of Nova Scotia (The) (1) 11,936 495,888
Canadian Apartment Properties,
REIT (1) 3,482 121,467
Canadian Imperial Bank of
Commerce (1) 9,268 692,760
Canadian Pacific Railway Ltd. (1) 3,586 1,090,841
Canadian Tire Corp. Ltd., Class A
(1) 12,832 1,292,500
CCL Industries, Inc., Class B (1) 2,455 94,656
CGI, Inc. (1)* 27,520 1,867,941
CI Financial Corp. (1) 87,101 1,104,830
Constellation Software, Inc. (1) 406 451,151
Great-West Lifeco , Inc. (1)(a) 2,283 44,612
iA Financial Corp., Inc. (1) 10,212 355,470
IGM Financial, Inc. (1) 3,247 74,448
Kinross Gold Corp. (1)* 22,642 199,800
Kirkland Lake Gold Ltd. (1) 3,327 162,408
Magna International, Inc. (1) 32,034 1,465,834
Manulife Financial Corp. (1) 21,110 293,611
National Bank of Canada (1) 2,075 103,068
Open Text Corp. (1)(a) 25,971 1,097,704
Pan American Silver Corp. (1)(a) 10,496 337,452
Royal Bank of Canada (1) 22,031 1,546,827
Shopify, Inc., Class A (1)*(a) 1,166 1,192,393
Teck Resources Ltd., Class B (1) 73,079 1,017,524
Toronto-Dominion Bank (The) (1) 22,474 1,040,533
16,668,439
—
INVESTMENTS SHARES VALUE ($)
Chile - 0.1%
Lundin Mining Corp. (1) 20,240 112,938
China - 0.7%
BOC Hong Kong Holdings Ltd. 132,500 351,256
Wilmar International Ltd. 98,600 320,139
Yangzijiang Shipbuilding Holdings
Ltd. 827,900 604,769
1,276,164
—
Denmark - 3.1%
Coloplast A/S, Class B 5,868 930,014
DSV Panalpina A/S 2,578 418,160
Genmab A/S * 792 287,421
Novo Nordisk A/S, Class B 37,276 2,582,652
Pandora A/S 23,562 1,699,711
5,917,958
—
Finland - 1.8%
Kone OYJ, Class B 2,317 203,441
Neste OYJ 34,971 1,841,564
Nokia OYJ * 42,143 164,942
Orion OYJ, Class B 24,312 1,101,495
Wartsila OYJ Abp 19,463 152,845
3,464,287
—
France - 8.4%
Atos SE * 13,009 1,045,353
AXA SA 9,013 166,812
BioMerieux 929 145,417
BNP Paribas SA * 15,690 567,579
Bollore SA 27,666 103,050
Cie de Saint-Gobain * 27,401 1,147,751
CNP Assurances * 15,271 191,517
Electricite de France SA 139,350 1,472,018
Engie SA * 28,418 379,765
Gecina SA, REIT 483 63,672
Ipsen SA 1,925 201,228
L'Oreal SA 7,631 2,483,349
LVMH Moet Hennessy Louis
Vuitton SE 468 218,978
Orange SA 39,872 415,289
Peugeot SA * 129,487 2,348,177
Publicis Groupe SA 15,409 496,632
Sanofi 24,503 2,455,491
Schneider Electric SE 10,626 1,320,800
TOTAL SE 14,533 499,100
Unibail - Rodamco -Westfield, REIT 4,856 179,088
Vivendi SA 7,104 198,407
16,099,473
—
Germany - 7.6%
Allianz SE (Registered) 6,784 1,302,052
Bayer AG (Registered) 41,640 2,568,927
Brenntag AG 6,159 391,601
Commerzbank AG *(a) 12,839 63,139
Delivery Hero SE *(b) 6,789 778,965
Deutsche Boerse AG 2,105 369,049
Deutsche Post AG (Registered) 12,317 558,891
Deutsche Wohnen SE 4,001 199,967
Fresenius SE & Co. KGaA 2,780 126,419
GEA Group AG 7,694 269,584

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Germany - 7.6% (continued)
Hannover Rueck SE 1,252 193,823
HOCHTIEF AG 2,076 161,159
Infineon Technologies AG 61,177 1,724,322
KION Group AG (a) 1,225 104,602
Nemetschek SE 2,498 182,582
SAP SE 12,715 1,979,957
Siemens AG (Registered) 427 53,925
Siemens Energy AG (1)* 214 5,757
Siemens Healthineers AG (b) 3,143 141,084
Volkswagen AG (Preference) 1,756 282,560
Vonovia SE 6,200 425,029
Zalando SE *(b) 28,149 2,629,959
14,513,353
—
Hong Kong - 3.0%
CK Asset Holdings Ltd. 238,000 1,169,469
CLP Holdings Ltd. 78,000 728,306
Hong Kong Exchanges & Clearing
Ltd. 13,300 626,077
Kerry Properties Ltd. 113,000 290,618
Link, REIT 13,000 106,527
Pacific Century Premium
Developments Ltd. * 3,240 854
PCCW Ltd. 30,000 17,947
Power Assets Holdings Ltd. 25,500 134,404
Sun Hung Kai Properties Ltd. 37,500 483,245
Swire Pacific Ltd., Class A 12,500 60,518
WH Group Ltd. (b) 2,374,000 1,936,489
Yue Yuen Industrial Holdings Ltd. 115,500 187,190
5,741,644
—
Italy - 2.9%
Assicurazioni Generali SpA 19,889 280,324
DiaSorin SpA 11,331 2,279,706
Enel SpA 150,849 1,308,753
Leonardo SpA 148,365 866,548
Prysmian SpA 21,760 631,642
Telecom Italia SpA 596,063 238,905
5,605,878
—
Japan - 20.9%
Acom Co. Ltd. 16,500 71,773
Amada Co. Ltd. 26,900 251,643
Bandai Namco Holdings, Inc. 4,900 359,023
Brother Industries Ltd. 5,000 79,537
Chubu Electric Power Co., Inc. 16,800 204,346
Dai-ichi Life Holdings, Inc. 7,100 100,184
Daiwa House Industry Co. Ltd. 4,400 112,848
Fujitsu Ltd. 19,100 2,609,398
Fukuoka Financial Group, Inc. 39,500 663,913
Hitachi Ltd. 39,300 1,330,677
ITOCHU Corp. 92,700 2,373,663
Japan Post Holdings Co. Ltd. 22,800 155,474
Japan Post Insurance Co. Ltd. 121,200 1,908,330
Japan Real Estate Investment
Corp., REIT 15 76,688
Japan Tobacco, Inc. 7,900 144,126
JGC Holdings Corp. 24,600 255,154
Kamigumi Co. Ltd. 9,800 193,113
KDDI Corp. 23,600 593,577
INVESTMENTS SHARES VALUE ($)
Japan - 20.9% (continued)
Konami Holdings Corp. 6,600 285,506
Kyocera Corp. 24,500 1,402,786
M3, Inc. 5,700 352,581
Mitsubishi Electric Corp. 77,400 1,050,257
Mitsubishi Estate Co. Ltd. 9,000 136,328
Mitsubishi Gas Chemical Co., Inc. 9,100 169,291
Mitsubishi UFJ Financial Group,
Inc. 180,700 721,152
Mitsui Fudosan Co. Ltd. 7,000 121,812
Mizuho Financial Group, Inc. 54,870 684,869
MS&AD Insurance Group Holdings,
Inc. 68,700 1,850,999
Nexon Co. Ltd. 19,800 493,887
Nintendo Co. Ltd. 600 340,015
Nippon Express Co. Ltd. 11,700 682,731
Nippon Telegraph & Telephone
Corp. 93,200 1,902,834
Nitto Denko Corp. 3,000 195,446
Nomura Holdings, Inc. 415,700 1,899,720
Nomura Real Estate Holdings, Inc. 2,700 51,384
Nomura Real Estate Master Fund,
Inc., REIT 65 81,430
NTT DOCOMO, Inc. 16,700 613,660
Obayashi Corp. 54,400 496,633
ORIX Corp. 15,900 198,595
Resona Holdings, Inc. 653,300 2,225,683
Rohm Co. Ltd. 8,800 680,328
Sekisui House Ltd. 64,400 1,141,215
Shimano, Inc. 900 177,656
Shimizu Corp. 7,400 55,708
Shinsei Bank Ltd. 63,500 784,052
Sompo Holdings, Inc. 13,800 476,420
Square Enix Holdings Co. Ltd. 5,000 330,907
Subaru Corp. 26,100 506,676
SUMCO Corp. 76,100 1,073,702
Sumitomo Dainippon Pharma Co.
Ltd. 7,200 94,877
Sumitomo Heavy Industries Ltd. 10,400 241,965
Sumitomo Mitsui Financial Group,
Inc. 50,900 1,423,205
Sumitomo Mitsui Trust Holdings,
Inc. 25,300 673,076
T&D Holdings, Inc. 53,200 524,463
TDK Corp. 2,300 251,143
Teijin Ltd. 37,300 578,463
Tokyo Electric Power Co. Holdings,
Inc. * 192,800 530,232
Tokyo Electron Ltd. 3,800 992,768
Toppan Printing Co. Ltd. 3,800 53,713
Tosoh Corp. 75,900 1,232,313
Toyota Motor Corp. 1,200 79,644
Yamaha Corp. 1,600 76,737
Yokohama Rubber Co. Ltd. (The) 12,600 179,366
Z Holdings Corp. 83,300 556,396
40,156,091
—
Luxembourg - 0.0% (c)
ArcelorMittal SA * 6,298 83,784

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Netherlands - 5.0%
ASML Holding NV 6,469 2,389,475
ING Groep NV 38,548 275,112
Koninklijke Ahold Delhaize NV 89,667 2,650,371
Koninklijke Philips NV * 13,095 618,335
NN Group NV 10,822 405,649
Randstad NV * 13,117 683,992
Royal Dutch Shell plc, Class B 41,664 505,262
Wolters Kluwer NV 24,121 2,057,581
9,585,777
—
Russia - 0.2%
Evraz plc 105,582 470,145
Singapore - 1.3%
Ascendas , REIT 40,900 97,871
CapitaLand Commercial Trust,
REIT 70,800 85,848
Genting Singapore Ltd. 634,300 313,104
Venture Corp. Ltd. 146,000 2,073,056
2,569,879
—
South Africa - 0.3%
Anglo American plc 19,895 481,332
Spain - 1.9%
Enagas SA 18,029 415,986
Endesa SA 20,549 549,645
Grifols SA 33,572 965,367
Iberdrola SA 59,144 727,979
Mapfre SA 195,825 307,222
Red Electrica Corp. SA 9,567 179,433
Repsol SA 70,576 476,784
3,622,416
—
Sweden - 2.9%
Atlas Copco AB, Class A 1,316 62,745
Atlas Copco AB, Class B 4,633 193,353
Boliden AB 3,164 93,878
Essity AB, Class B 44,813 1,512,943
Evolution Gaming Group AB (b) 2,130 140,736
Hennes & Mauritz AB, Class B 56,097 966,437
ICA Gruppen AB 25,987 1,320,187
Investor AB, Class B 2,740 178,976
Skanska AB, Class B 23,967 506,150
SKF AB, Class B 7,461 153,925
Swedish Match AB 1,210 98,938
Telefonaktiebolaget LM Ericsson,
Class B 21,784 238,388
Volvo AB, Class B * 4,352 83,601
5,550,257
—
Switzerland - 9.4%
Coca-Cola HBC AG 6,248 154,281
Credit Suisse Group AG
(Registered) 27,503 274,554
Geberit AG (Registered) 765 452,593
LafargeHolcim Ltd. (Registered) * 6,354 289,231
Lonza Group AG (Registered) 814 502,348
Nestle SA (Registered) 23,630 2,812,255
Novartis AG (Registered) 49,999 4,341,129
Roche Holding AG 14,740 5,049,048
INVESTMENTS SHARES VALUE ($)
Switzerland - 9.4% (continued)
SGS SA (Registered) 205 549,367
Sonova Holding AG (Registered) * 6,756 1,712,073
STMicroelectronics NV 40,096 1,229,745
Swatch Group AG (The) 319 74,354
UBS Group AG (Registered) 34,717 387,890
Zurich Insurance Group AG 762 265,721
18,094,589
—
United Kingdom - 9.1%
3i Group plc 6,980 89,632
Admiral Group plc 8,308 280,190
AstraZeneca plc 8,510 929,841
Auto Trader Group plc (b) 51,444 373,504
Aviva plc 651,689 2,411,079
BAE Systems plc 101,694 631,572
Barclays plc 581,913 734,118
Barratt Developments plc 66,145 405,649
Berkeley Group Holdings plc 2,934 159,940
British American Tobacco plc 31,716 1,137,695
BT Group plc 1,377,991 1,745,393
CK Hutchison Holdings Ltd. 102,000 618,095
Compass Group plc 21,364 320,925
Direct Line Insurance Group plc 82,290 287,004
Fiat Chrysler Automobiles NV * 12,865 157,917
GlaxoSmithKline plc 39,386 738,389
GVC Holdings plc 138,634 1,736,285
Imperial Brands plc 10,124 178,825
JD Sports Fashion plc 9,063 94,605
Kingfisher plc 201,597 772,198
Legal & General Group plc 32,811 80,041
London Stock Exchange Group plc 3,501 401,624
M&G plc 38,482 79,097
Next plc 12,563 963,170
Ocado Group plc * 8,887 314,327
Persimmon plc 19,342 616,399
RELX plc 3,860 85,916
Smith & Nephew plc 7,933 155,402
Taylor Wimpey plc 222,238 310,753
Vodafone Group plc 147,859 195,977
Wm Morrison Supermarkets plc 194,013 425,846
17,431,408
—
Zambia - 0.2%
First Quantum Minerals Ltd. (1) 45,998 410,046
TOTAL COMMON STOCKS
(Cost $156,963,314) 182,385,957
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment
Fund, 0.12% (1)(d)
(Cost $6,927,586) 6,928,150 6,926,765

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 1.3%
Investment Companies - 1.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(d)(e) 328,870 328,870
Limited Purpose Cash Investment
Fund 0.12% (1)(d)(e) 2,142,398 2,141,969
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,471,268) 2,470,839
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $166,362,168) 191,783,561
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (f) 137,773
NET ASSETS - 100.0% 191,921,334
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 9,469,719 4.9%
Consumer Discretionary 21,172,367 11.0
Consumer Staples 15,175,444 7.9
Energy 3,322,710 1.7
Financials 31,753,381 16.6
Health Care 30,567,616 15.9
Industrials 20,312,630 10.6
Information Technology 24,846,262 13.0
Materials 14,287,502 7.4
Real Estate 4,841,702 2.5
Utilities 6,636,624 3.5
Short-Term Investments 6,926,765 3.6
Securities Lending Collateral 2,470,839 1.3
Total Investments In Securities
At Value 191,783,561 99.9
Other Assets in Excess of
Liabilities (f ) 137,773 0.1
Net Assets
$ 191,921,334 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$2,353,087.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $6,000,737, which represents approximately 3.13% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 79 12/2020 USD $ 7,320,140 $ (192,848)
$ (192,848)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 916,557 $ 916,557

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Brazil - 3.9%
Atacadao SA (1)* 163,600 596,906
Banco Bradesco SA (Preference)
(1) 163,700 565,789
Banco BTG Pactual SA (1)* 10,400 134,910
Banco do Brasil SA (1)* 73,000 385,025
CCR SA (1) 162,600 366,841
Cia de Saneamento Basico do
Estado de Sao Paulo (1)* 71,200 593,344
Cia Energetica de Minas Gerais
(Preference) (1)* 117,462 211,251
Cielo SA (1)* 547,900 383,420
Cosan SA (1) 36,200 440,454
Engie Brasil Energia SA (1) 20,400 146,573
Itau Unibanco Holding SA
(Preference) (1) 115,300 461,947
Itausa SA (Preference) (1) 97,700 153,094
Lojas Americanas SA (Preference)
(1)* 209,400 1,058,578
Lojas Renner SA (1)* 38,000 268,292
Notre Dame Intermedica
Participacoes SA (1) 74,500 863,080
Petrobras Distribuidora SA (1) 855,200 3,068,480
Petroleo Brasileiro SA (Preference)
(1) 100,000 349,187
Sul America SA (1) 18,585 131,150
TIM Participacoes SA, ADR (1)* 177,301 2,044,280
Ultrapar Participacoes SA (1) 318,400 1,092,535
13,315,136
—
Chile - 0.9%
Banco de Chile, ADR (1) 8,486 128,308
Banco de Credito e Inversiones
SA (1) 4,230 133,625
Cencosud SA (1) 970,474 1,421,596
Cia Cervecerias Unidas SA, ADR
(1) 16,524 214,316
Enel Americas SA, ADR (1) 143,304 925,744
Enel Chile SA, ADR (1) 27,662 95,157
2,918,746
—
China - 40.7%
Agricultural Bank of China Ltd.,
Class A 900,500 421,478
Alibaba Group Holding Ltd., ADR
(1)* 93,794 27,573,559
Alibaba Health Information
Technology Ltd. * 46,000 113,117
A-Living Services Co. Ltd., Class
H (a) 483,750 2,474,962
Anhui Conch Cement Co. Ltd.,
Class A 48,323 395,908
Anhui Conch Cement Co. Ltd.,
Class H 420,000 2,909,042
Autohome , Inc., ADR (1) 3,195 306,720
BAIC Motor Corp. Ltd., Class H (a) 1,250,000 511,455
Baidu, Inc., ADR (1)* 13,748 1,740,359
Bank of Beijing Co. Ltd., Class A 203,478 140,683
Bank of China Ltd., Class A 803,600 379,793
INVESTMENTS SHARES VALUE ($)
China - 40.7% (continued)
Bank of Communications Co. Ltd.,
Class A 216,500 145,147
Bank of Ningbo Co. Ltd., Class A 54,000 251,653
Bank of Shanghai Co. Ltd., Class A 131,211 157,753
Baoshan Iron & Steel Co. Ltd.,
Class A 326,022 240,548
BOE Technology Group Co. Ltd.,
Class A 571,800 416,635
BYD Co. Ltd., Class A 31,300 539,994
BYD Electronic International Co.
Ltd. 578,000 2,933,358
China CITIC Bank Corp. Ltd., Class
H 345,000 133,701
China Communications Services
Corp. Ltd., Class H 214,000 126,336
China Construction Bank Corp.,
Class H 3,587,000 2,330,734
China Everbright Bank Co. Ltd.,
Class A 322,100 173,643
China Everbright Bank Co. Ltd.,
Class H 451,000 142,630
China Everbright Environment
Group Ltd. 1,821,000 1,041,131
China Evergrande Group 786,000 2,017,184
China Hongqiao Group Ltd. 1,064,500 666,884
China Lesso Group Holdings Ltd. 100,000 181,614
China Medical System Holdings
Ltd. 858,000 949,396
China Merchants Bank Co. Ltd.,
Class A 93,558 498,559
China Merchants Securities Co.
Ltd., Class A 81,600 261,047
China Minsheng Banking Corp.
Ltd., Class A 199,255 156,013
China Mobile Ltd. 894,000 5,738,841
China National Building Material
Co. Ltd., Class H 2,240,000 2,854,760
China Overseas Land & Investment
Ltd. 400,000 1,010,391
China Pacific Insurance Group Co.
Ltd., Class A 37,500 173,403
China Petroleum & Chemical Corp.,
Class A 219,600 126,822
China Resources Land Ltd. 302,000 1,377,369
China Resources Power Holdings
Co. Ltd. 138,000 153,057
China Shipbuilding Industry Co.
Ltd., Class A * 237,500 152,663
China State Construction
Engineering Corp. Ltd., Class A 293,300 220,568
China Tourism Group Duty Free
Corp. Ltd., Class A 38,492 1,269,538
China Unicom Hong Kong Ltd. 1,228,000 806,050
China United Network
Communications Ltd., Class A 202,100 145,083
China Vanke Co. Ltd., Class H 373,700 1,148,703
China Yangtze Power Co. Ltd.,
Class A 66,950 189,338
Chongqing Rural Commercial Bank
Co. Ltd., Class H 284,000 104,980

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
China - 40.7% (continued)
CITIC Securities Co. Ltd., Class A 99,100 441,656
CNOOC Ltd., ADR (1) 11,283 1,083,732
Country Garden Holdings Co. Ltd. 1,935,000 2,395,966
Country Garden Services Holdings
Co. Ltd. 542,000 3,520,006
CSPC Pharmaceutical Group Ltd. 49,600 96,822
Daqin Railway Co. Ltd., Class A 122,100 114,970
Far East Horizon Ltd. 529,000 431,696
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 20,160 483,663
GDS Holdings Ltd., ADR (1)* 4,120 337,140
Great Wall Motor Co. Ltd., Class H 874,500 1,115,527
Gree Electric Appliances, Inc. of
Zhuhai, Class A 28,730 227,107
Greentown Service Group Co. Ltd.
(b) 770,000 954,206
GSX Techedu , Inc., ADR (1)* 3,606 324,937
Guotai Junan Securities Co. Ltd.,
Class A 94,200 254,821
Haier Electronics Group Co. Ltd. 559,000 2,032,259
Haier Smart Home Co. Ltd., Class A 67,300 217,593
Haitong Securities Co. Ltd., Class A 117,600 246,701
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 87,175 492,630
Hengan International Group Co.
Ltd. 98,000 717,367
Huatai Securities Co. Ltd., Class A 88,600 269,790
Huaxia Bank Co. Ltd., Class A 165,100 149,522
Huazhu Group Ltd., ADR (1) 8,063 348,644
Industrial & Commercial Bank of
China Ltd., Class A 201,700 146,547
Industrial & Commercial Bank of
China Ltd., Class H 906,000 471,932
Industrial Bank Co. Ltd., Class A 122,390 291,972
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 47,300 269,598
JD.com, Inc., ADR (1)* 40,735 3,161,443
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 73,249 973,579
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 11,900 219,983
Jiangxi Copper Co. Ltd., Class H 415,000 466,654
Kunlun Energy Co. Ltd. 558,000 368,460
Kweichow Moutai Co. Ltd., Class A 5,500 1,358,078
Luxshare Precision Industry Co.
Ltd., Class A 101,007 856,322
Luzhou Laojiao Co. Ltd., Class A 17,500 372,031
Meituan Dianping , Class B *(b) 138,200 4,353,479
Momo , Inc., ADR (1) 7,296 100,393
NARI Technology Co. Ltd., Class A 49,900 145,651
NetEase , Inc., ADR (1) 4,286 1,948,716
New China Life Insurance Co. Ltd.,
Class A 21,800 200,449
New Oriental Education &
Technology Group, Inc., ADR (1)* 8,807 1,316,647
NIO, Inc., ADR (1)* 47,434 1,006,549
PetroChina Co. Ltd., Class A 225,000 136,520
Pinduoduo , Inc., ADR (1)* 11,590 859,399
Ping An Bank Co. Ltd., Class A 121,485 272,899
INVESTMENTS SHARES VALUE ($)
China - 40.7% (continued)
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 585,912
SAIC Motor Corp. Ltd., Class A 83,200 235,417
Sany Heavy Industry Co. Ltd.,
Class A 98,400 362,908
Semiconductor Manufacturing
International Corp. * 810,500 1,897,499
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 540,000 1,080,444
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 195,654
Shenwan Hongyuan Group Co.
Ltd., Class A 204,000 160,396
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 666,000 121,871
Sinopharm Group Co. Ltd., Class H 112,000 236,679
Sinotruk Hong Kong Ltd. 916,500 2,361,975
Suning.com Co. Ltd., Class A 107,400 144,484
TAL Education Group, ADR (1)* 17,856 1,357,770
Tencent Holdings Ltd. 293,400 19,817,230
Trip.com Group Ltd., ADR (1)* 22,693 706,660
Vipshop Holdings Ltd., ADR (1)* 27,558 431,007
Weichai Power Co. Ltd., Class H 219,000 443,136
Wuliangye Yibin Co. Ltd., Class A 22,800 746,285
Xiaomi Corp., Class B *(a) 102,800 278,282
Yanzhou Coal Mining Co. Ltd.,
Class H 592,000 442,399
Yonghui Superstores Co. Ltd.,
Class A 135,227 156,554
Yum China Holdings, Inc. (1) 20,707 1,096,436
Zhongsheng Group Holdings Ltd. 472,500 2,972,268
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 88,400 297,027
ZTE Corp., Class H 530,600 1,275,669
ZTO Express Cayman, Inc., ADR
(1) 20,269 606,448
139,367,068
—
Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd. 299,000 413,844
Nine Dragons Paper Holdings Ltd. 123,000 155,292
569,136
—
Hungary - 0.0% (c)
OTP Bank Nyrt . * 2,848 85,721
India - 7.0%
Ambuja Cements Ltd. 205,822 605,854
Aurobindo Pharma Ltd. 285,518 3,091,819
Axis Bank Ltd., GDR *(b) 9,982 294,199
Cipla Ltd. 78,753 827,604
Colgate-Palmolive India Ltd. 9,190 178,841
Dabur India Ltd. 49,242 341,329
Divi's Laboratories Ltd. 24,217 1,002,600
Dr Reddy's Laboratories Ltd., ADR
(1) 23,958 1,666,518
GAIL India Ltd. 583,029 688,932
HCL Technologies Ltd. 34,442 379,727
Hindalco Industries Ltd. 1,001,429 2,392,845
Hindustan Unilever Ltd. 37,121 1,043,201
Infosys Ltd., ADR (1) 213,342 2,946,253

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
India - 7.0% (continued)
Larsen & Toubro Ltd., GDR (b) 8,161 101,738
Motherson Sumi Systems Ltd. 112,524 176,123
Piramal Enterprises Ltd. 104,732 1,784,721
Reliance Industries Ltd., GDR (a) 40,357 2,450,918
State Bank of India, GDR *(b) 3,839 97,512
Sun Pharmaceutical Industries Ltd. 29,841 202,923
Tata Consultancy Services Ltd. 45,337 1,533,861
Tech Mahindra Ltd. 21,002 226,035
Wipro Ltd., ADR (1) 268,460 1,261,762
Zee Entertainment Enterprises Ltd. 248,337 705,908
24,001,223
—
Indonesia - 1.1%
Adaro Energy Tbk . PT 17,159,700 1,317,973
Indah Kiat Pulp & Paper Corp. Tbk .
PT 309,800 188,051
Indofood CBP Sukses Makmur
Tbk . PT 168,100 113,940
Indofood Sukses Makmur Tbk . PT 2,564,300 1,236,777
United Tractors Tbk . PT 536,000 823,529
3,680,270
—
Malaysia - 2.4%
Hartalega Holdings Bhd. 576,100 2,256,408
Hong Leong Bank Bhd. 38,100 138,247
Malayan Banking Bhd. 1,070,800 1,862,771
MISC Bhd. 408,000 738,223
RHB Bank Bhd. 282,600 311,172
Sime Darby Bhd. 566,000 339,919
Telekom Malaysia Bhd. 164,500 163,866
Top Glove Corp. Bhd. 1,217,500 2,441,099
8,251,705
—
Mexico - 0.5%
Alsea SAB de CV (1)* 90,900 86,660
America Movil SAB de CV, Class L,
ADR (1) 35,954 449,065
Grupo Mexico SAB de CV, Series
B (1) 79,800 203,005
Grupo Televisa SAB, ADR (1)* 157,829 975,384
Kimberly-Clark de Mexico SAB de
CV, Class A (1) 69,000 109,531
1,823,645
—
Philippines - 0.1%
International Container Terminal
Services, Inc. 82,290 187,734
JG Summit Holdings, Inc. 91,990 114,611
PLDT, Inc. 5,935 163,101
465,446
—
Poland - 1.3%
CD Projekt SA * 20,683 2,239,511
Cyfrowy Polsat SA * 68,854 481,897
Grupa Lotos SA 15,750 140,485
PGE Polska Grupa Energetyczna
SA * 233,153 387,159
Polski Koncern Naftowy ORLEN SA 65,403 776,210
INVESTMENTS SHARES VALUE ($)
Poland - 1.3% (continued)
Polskie Gornictwo Naftowe i
Gazownictwo SA 191,547 250,594
4,275,856
—
Qatar - 0.4%
Industries Qatar QSC 29,520 79,336
Qatar Islamic Bank SAQ 27,416 123,030
Qatar National Bank QPSC 241,970 1,198,326
1,400,692
—
Russia - 2.2%
Gazprom PJSC, ADR 327,090 1,423,476
LUKOIL PJSC, ADR 24,117 1,393,503
MMC Norilsk Nickel PJSC, ADR (1) 34,197 825,858
MMC Norilsk Nickel PJSC, ADR 19,737 476,119
Novatek PJSC, GDR (b) 5,992 820,213
Novolipetsk Steel PJSC, GDR (b) 6,722 148,831
Polyus PJSC, GDR (b) 3,814 401,815
Rosneft Oil Co. PJSC, GDR (b) 78,075 383,521
Severstal PAO, GDR (b) 32,200 408,817
Surgutneftegas PJSC, ADR 101,167 445,474
Tatneft PJSC, ADR 17,879 639,259
7,366,886
—
Saudi Arabia - 3.5%
Advanced Petrochemical Co. 8,644 136,456
Al Rajhi Bank 212,576 3,725,909
Alinma Bank * 134,358 586,285
Arab National Bank 82,369 447,051
Bank AlBilad 29,266 188,961
Bank Al- Jazira 185,775 695,409
Banque Saudi Fransi 35,239 304,581
Etihad Etisalat Co. * 93,455 712,549
Jarir Marketing Co. 6,399 320,357
National Commercial Bank 82,771 822,209
Riyad Bank 141,090 703,155
Samba Financial Group 80,313 577,665
Saudi Arabian Fertilizer Co. 4,445 97,263
Saudi Arabian Oil Co. (a) 112,080 1,073,382
Saudi Basic Industries Corp. 47,654 1,125,459
Saudi British Bank (The) 53,432 360,856
Saudi Industrial Investment Group 30,047 186,733
12,064,280
—
South Africa - 2.8%
Absa Group Ltd. 18,478 97,907
Aspen Pharmacare Holdings Ltd. * 74,148 529,348
Foschini Group Ltd. (The) 7,936 38,859
Gold Fields Ltd., ADR (1) 124,736 1,533,005
Investec Ltd. 65,777 123,465
Kumba Iron Ore Ltd. 83,764 2,474,413
Momentum Metropolitan Holdings 142,171 131,246
Mr Price Group Ltd. 53,035 415,872
MultiChoice Group 49,770 287,494
Naspers Ltd., Class N * 1,069 188,811
Ninety One Ltd. * 34,024 89,660
Sasol Ltd. * 88,511 680,549
Sibanye Stillwater Ltd. 798,073 2,214,959

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
South Africa - 2.8% (continued)
Telkom SA SOC Ltd. 384,458 601,375
9,406,963
—
South Korea - 12.2%
BGF retail Co. Ltd. 2,428 256,782
BNK Financial Group, Inc. 109,011 471,663
CJ Corp. 6,306 437,882
Daelim Industrial Co. Ltd. 16,853 1,113,871
DB Insurance Co. Ltd. 13,307 514,272
Doosan Bobcat, Inc. 34,889 805,369
E-MART, Inc. 14,788 1,786,705
Hana Financial Group, Inc. 54,204 1,302,147
Hanwha Corp. 51,004 1,096,653
Hyundai Department Store Co. Ltd. 7,339 352,874
Hyundai Glovis Co. Ltd. 13,718 1,686,708
Hyundai Marine & Fire Insurance
Co. Ltd. 54,730 1,046,997
KB Financial Group, Inc. 3,537 113,891
Kia Motors Corp. 86,156 3,455,023
Korea Investment Holdings Co. Ltd. 5,145 317,983
Korea Zinc Co. Ltd. 3,506 1,131,536
Kumho Petrochemical Co. Ltd. 4,830 453,119
LG Electronics, Inc. 56,638 4,436,622
LG Innotek Co. Ltd. 9,990 1,318,357
LG Uplus Corp. 12,221 120,067
Lotte Shopping Co. Ltd. 2,409 161,511
Meritz Securities Co. Ltd. 95,251 263,967
NCSoft Corp. 1,887 1,300,395
Pearl Abyss Corp. * 1,228 211,473
POSCO 13,402 2,243,680
Posco International Corp. 69,052 788,505
S-1 Corp. 10,198 764,687
Samsung Electronics Co. Ltd. 267,540 13,281,798
Shinhan Financial Group Co. Ltd. 4,081 95,743
Woori Financial Group, Inc. 53,866 393,873
41,724,153
—
Taiwan - 13.1%
Accton Technology Corp. 109,000 843,299
Asia Cement Corp. 165,000 237,742
Asustek Computer, Inc. 39,000 343,131
Catcher Technology Co. Ltd. 165,000 1,042,552
Cathay Financial Holding Co. Ltd. 232,000 310,586
China Life Insurance Co. Ltd. 1,748,995 1,207,314
CTBC Financial Holding Co. Ltd. 938,480 599,597
E.Sun Financial Holding Co. Ltd. 830,003 739,190
Eva Airways Corp. 725,630 268,320
First Financial Holding Co. Ltd. 1,259,786 899,018
Foxconn Technology Co. Ltd. 55,000 98,323
Fubon Financial Holding Co. Ltd. 249,000 362,323
Hon Hai Precision Industry Co. Ltd. 67,000 180,130
Hua Nan Financial Holdings Co.
Ltd. 167,409 102,634
Mega Financial Holding Co. Ltd. 722,000 696,845
Nanya Technology Corp. 63,000 126,619
Novatek Microelectronics Corp. 28,000 258,279
Pegatron Corp. 91,000 202,057
Pou Chen Corp. 902,000 819,271
Powertech Technology, Inc. 247,000 742,792
Realtek Semiconductor Corp. 85,000 1,089,559
INVESTMENTS SHARES VALUE ($)
Taiwan - 13.1% (continued)
Shanghai Commercial & Savings
Bank Ltd. (The) 72,943 98,447
Shin Kong Financial Holding Co.
Ltd. 780,549 218,122
Taishin Financial Holding Co. Ltd. 1,199,151 533,528
Taiwan Business Bank 3,800,829 1,259,618
Taiwan Cement Corp. 67,845 97,612
Taiwan Cooperative Financial
Holding Co. Ltd. 306,067 207,205
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 262,259 21,261,336
Uni -President Enterprises Corp. 542,000 1,173,842
United Microelectronics Corp. 5,503,000 5,428,037
Yuanta Financial Holding Co. Ltd. 501,280 310,360
Zhen Ding Technology Holding Ltd. 690,000 3,028,662
44,786,350
—
Tanzania, United Republic of - 0.2%
AngloGold Ashanti Ltd., ADR (1) 23,272 613,915
Thailand - 2.1%
Advanced Info Service PCL, NVDR 100,700 545,543
Bangkok Bank PCL, NVDR 325,200 990,883
Bumrungrad Hospital PCL, NVDR 46,900 141,356
Charoen Pokphand Foods PCL,
NVDR 1,610,700 1,427,642
Indorama Ventures PCL, NVDR 805,100 539,229
Kasikornbank PCL, NVDR 167,200 408,162
Krung Thai Bank PCL, NVDR 4,072,600 1,140,195
PTT Exploration & Production PCL,
NVDR 86,100 215,412
Ratch Group PCL, NVDR 56,400 89,789
Siam Commercial Bank PCL (The),
NVDR 277,700 571,863
Thai Union Group PCL, NVDR 1,740,396 773,665
TMB Bank PCL, NVDR 5,716,600 161,420
7,005,159
—
Turkey - 0.2%
Haci Omer Sabanci Holding A/S 346,308 372,046
Turk Hava Yollari AO * 135,709 182,846
Turkcell Iletisim Hizmetleri A/S 82,323 160,462
715,354
—
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 96,468 148,878
Emirates Telecommunications
Group Co. PJSC 57,006 259,085
First Abu Dhabi Bank PJSC 163,896 505,741
913,704
—
United States - 0.3%
JBS SA (1) 292,100 1,075,109
TOTAL COMMON STOCKS
(Cost $241,364,824) 325,826,517

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.5%
INVESTMENT COMPANIES - 3.5%
Limited Purpose Cash Investment
Fund, 0.12% (1)(d)
(Cost $11,919,702) 11,920,518 11,918,133
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.9%
(Cost $253,284,526) 337,744,650
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.1% (e) 3,823,880
NET ASSETS - 100.0% 341,568,530
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 42,024,846 12.3%
Consumer Discretionary 66,649,506 19.5
Consumer Staples 16,073,743 4.7
Energy 15,825,598 4.6
Financials 41,014,858 12.0
Health Care 18,257,512 5.4
Industrials 22,076,845 6.5
Information Technology 64,877,368 19.0
Materials 27,227,823 8.0
Real Estate 7,949,613 2.3
Utilities 3,848,805 1.1
Short-Term Investments 11,918,133 3.5
Total Investments In Securities
At Value 337,744,650 98.9
Other Assets in Excess of
Liabilities (e) 3,823,880 1.1
Net Assets
$ 341,568,530 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2020 amounted to $6,788,999, which represents approximately
1.99% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September
30, 2020, the value of these securities amounted to $7,964,331 or
2.33% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 246 12/2020 USD $ 13,388,550 $ (66,971)
$ (66,971)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,715,987 $ 1,715,987

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. *
6,912 626,919
Lockheed Martin Corp.
4,565 1,749,673
Mercury Systems, Inc. *
5,063 392,180
Teledyne Technologies, Inc. *
3,130 970,957
3,739,729
Air Freight & Logistics - 0.5%
Expeditors International of
Washington, Inc. 9,131 826,538
FedEx Corp.
3,415 858,941
United Parcel Service, Inc., Class B
8,776 1,462,345
XPO Logistics, Inc. *
12,098 1,024,216
4,172,040
Auto Components - 0.1%
BorgWarner, Inc.
9,958 385,773
Gentex Corp.
26,000 669,500
1,055,273
Automobiles - 2.2%
Tesla, Inc. *
38,436 16,489,428
Thor Industries, Inc. (a)
9,512 906,113
17,395,541
Banks - 0.3%
Commerce Bancshares, Inc.
15,240 857,860
First Republic Bank
5,149 561,550
Prosperity Bancshares, Inc.
6,581 341,093
SVB Financial Group *
3,592 864,307
2,624,810
Beverages - 0.5%
Boston Beer Co., Inc. (The), Class
A * 1,141 1,007,914
Brown-Forman Corp., Class B
15,992 1,204,517
Monster Beverage Corp. *
18,598 1,491,560
3,703,991
Biotechnology - 3.8%
AbbVie, Inc.
53,873 4,718,736
ACADIA Pharmaceuticals, Inc. *
13,320 549,450
Acceleron Pharma, Inc. *
3,396 382,152
Alnylam Pharmaceuticals, Inc. *
10,561 1,537,682
Amgen, Inc.
18,441 4,686,964
Biogen, Inc. *
6,907 1,959,378
BioMarin Pharmaceutical, Inc. *
8,557 651,017
Gilead Sciences, Inc.
25,323 1,600,160
Global Blood Therapeutics, Inc. *
5,974 329,406
Immunomedics , Inc. *
26,634 2,264,689
Incyte Corp. *
12,167 1,091,867
Iovance Biotherapeutics , Inc. *
19,350 637,002
Neurocrine Biosciences, Inc. *
8,186 787,166
Regeneron Pharmaceuticals, Inc. *
4,357 2,438,961
INVESTMENTS SHARES VALUE ($)
Biotechnology - 3.8% (continued)
Sarepta Therapeutics, Inc. *
2,858 401,349
Seattle Genetics, Inc. *
12,439 2,434,188
United Therapeutics Corp. *
4,679 472,579
Vertex Pharmaceuticals, Inc. *
10,215 2,779,706
29,722,452
Building Products - 0.7%
Fortune Brands Home & Security,
Inc. 9,298 804,463
Masco Corp.
16,147 890,184
Owens Corning
7,017 482,840
Trane Technologies plc
17,420 2,112,175
Trex Co., Inc. *
11,106 795,189
5,084,851
Capital Markets - 2.9%
Ameriprise Financial, Inc.
4,645 715,841
BlackRock, Inc.
4,523 2,548,937
FactSet Research Systems, Inc.
2,228 746,113
Goldman Sachs Group, Inc. (The)
1,639 329,390
Intercontinental Exchange, Inc.
11,752 1,175,788
LPL Financial Holdings, Inc.
9,629 738,255
MarketAxess Holdings, Inc.
3,787 1,823,781
Moody's Corp.
9,164 2,656,185
Morgan Stanley
54,536 2,636,815
MSCI, Inc.
5,529 1,972,637
Nasdaq, Inc.
13,164 1,615,354
S&P Global, Inc.
9,390 3,386,034
State Street Corp.
15,792 936,939
T. Rowe Price Group, Inc.
6,744 864,716
Virtu Financial, Inc., Class A
14,200 326,742
22,473,527
Chemicals - 2.0%
Air Products and Chemicals, Inc.
13,653 4,066,683
Albemarle Corp.
6,408 572,106
Chemours Co. (The)
11,318 236,659
Eastman Chemical Co.
2,831 221,158
Ecolab, Inc.
5,233 1,045,763
Element Solutions, Inc. *
21,850 229,643
FMC Corp.
7,791 825,145
Linde plc (United Kingdom)
15,770 3,755,310
NewMarket Corp.
1,083 370,733
RPM International, Inc.
2,654 219,857
Scotts Miracle- Gro Co. (The)
4,687 716,689
Sherwin-Williams Co. (The)
4,251 2,961,842
15,221,588
Commercial Services & Supplies - 0.7%
ADT, Inc.
52,286 427,176
Cintas Corp.
6,643 2,210,990
Copart , Inc. *
18,973 1,995,201
Rollins, Inc.
12,572 681,277

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.7% (continued)
Stericycle, Inc. *
3,535 222,917
5,537,561
Communications Equipment - 0.3%
Ciena Corp. *
16,519 655,639
Lumentum Holdings, Inc. *
10,533 791,345
Ubiquiti, Inc.
4,720 786,635
2,233,619
Construction & Engineering - 0.1%
Quanta Services, Inc. 9,010 476,269
Consumer Finance - 0.1%
OneMain Holdings, Inc. 15,488 484,000
Containers & Packaging - 0.3%
Avery Dennison Corp.
8,789 1,123,586
Crown Holdings, Inc. *
10,062 773,365
Packaging Corp. of America
5,028 548,303
2,445,254
Distributors - 0.2%
LKQ Corp. *
20,644 572,458
Pool Corp.
2,201 736,323
1,308,781
Diversified Consumer Services - 0.1%
Chegg , Inc. * 13,180 941,579
Electric Utilities - 0.6%
Eversource Energy
5,285 441,562
NextEra Energy, Inc.
13,739 3,813,397
Xcel Energy, Inc.
4,124 284,597
4,539,556
Electrical Equipment - 0.8%
AMETEK, Inc.
7,316 727,210
Eaton Corp. plc
15,676 1,599,422
Emerson Electric Co.
15,050 986,829
Generac Holdings, Inc. *
6,557 1,269,697
Hubbell, Inc.
1,538 210,460
Regal Beloit Corp.
2,249 211,114
Rockwell Automation, Inc.
5,548 1,224,333
6,229,065
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A
6,612 715,881
Cognex Corp.
15,536 1,011,394
Corning, Inc.
9,285 300,927
IPG Photonics Corp. *
2,570 436,823
Jabil, Inc.
19,890 681,431
Keysight Technologies, Inc. *
11,770 1,162,641
SYNNEX Corp.
7,522 1,053,531
Trimble, Inc. *
9,891 481,692
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.9%
(continued)
Zebra Technologies Corp., Class
A * 5,059 1,277,195
7,121,515
Entertainment - 1.5%
Activision Blizzard, Inc.
30,573 2,474,884
Electronic Arts, Inc. *
9,211 1,201,207
Netflix, Inc. *
9,591 4,795,788
Spotify Technology SA *
8,788 2,131,705
Take-Two Interactive Software,
Inc. * 2,747 453,859
Zynga, Inc., Class A *
102,499 934,791
11,992,234
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities,
Inc. 2,607 417,120
American Homes 4 Rent, Class A
20,868 594,321
American Tower Corp.
7,826 1,891,779
Americold Realty Trust
9,010 322,107
CoreSite Realty Corp.
2,368 281,508
Crown Castle International Corp.
5,987 996,835
CyrusOne , Inc.
11,204 784,616
Digital Realty Trust, Inc.
1,649 242,007
Duke Realty Corp.
10,741 396,343
Equinix , Inc.
2,737 2,080,476
Iron Mountain, Inc.
7,624 204,247
Life Storage, Inc.
5,725 602,671
Medical Properties Trust, Inc.
44,470 784,006
Prologis, Inc.
26,506 2,667,034
SBA Communications Corp.
3,269 1,041,111
13,306,181
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.
13,996 4,968,580
Kroger Co. (The)
40,234 1,364,335
Sprouts Farmers Market, Inc. *
21,959 459,602
Walmart, Inc.
33,116 4,633,259
11,425,776
Food Products - 0.8%
Archer-Daniels-Midland Co.
7,027 326,685
Campbell Soup Co.
19,885 961,837
Conagra Brands, Inc.
30,349 1,083,763
General Mills, Inc.
19,920 1,228,665
Hain Celestial Group, Inc. (The) *
17,546 601,828
Hormel Foods Corp.
8,521 416,592
Kellogg Co.
5,241 338,516
Kraft Heinz Co. (The)
23,528 704,664
McCormick & Co., Inc. (Non-Voting)
2,519 488,938
6,151,488

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories
52,765 5,742,415
ABIOMED, Inc. *
1,420 393,425
Align Technology, Inc. *
2,508 821,019
Baxter International, Inc.
9,571 769,700
Danaher Corp.
27,725 5,970,024
DexCom , Inc. *
5,471 2,255,310
Edwards Lifesciences Corp. *
16,924 1,350,874
Hologic , Inc. *
10,186 677,063
IDEXX Laboratories, Inc. *
3,637 1,429,741
Insulet Corp. *
6,673 1,578,765
Intuitive Surgical, Inc. *
3,662 2,598,335
Masimo Corp. *
4,014 947,545
Penumbra, Inc. *(a)
3,374 655,838
Quidel Corp. *
5,458 1,197,376
ResMed , Inc.
9,699 1,662,700
STERIS plc
3,115 548,832
Tandem Diabetes Care, Inc. *
5,856 664,656
Teleflex, Inc.
2,974 1,012,409
West Pharmaceutical Services, Inc.
3,961 1,088,879
Zimmer Biomet Holdings, Inc.
5,362 729,983
32,094,889
Health Care Providers & Services - 2.9%
Amedisys , Inc. *
2,042 482,790
AmerisourceBergen Corp.
6,346 615,054
Cardinal Health, Inc.
14,686 689,508
Centene Corp. *
21,444 1,250,828
Chemed Corp.
1,649 792,097
Cigna Corp.
10,479 1,775,247
CVS Health Corp.
31,732 1,853,149
Encompass Health Corp.
5,001 324,965
HCA Healthcare, Inc.
1,920 239,386
Humana, Inc.
6,549 2,710,566
McKesson Corp.
4,715 702,205
Molina Healthcare, Inc. *
4,298 786,706
Quest Diagnostics, Inc.
6,882 787,920
UnitedHealth Group, Inc.
30,286 9,442,266
22,452,687
Health Care Technology - 0.5%
Teladoc Health, Inc. *(a)
6,145 1,347,230
Veeva Systems, Inc., Class A *
7,911 2,224,494
3,571,724
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. *
1,529 1,901,633
Domino's Pizza, Inc.
2,046 870,123
Wendy's Co. (The)
11,719 261,275
3,033,031
Household Durables - 1.1%
DR Horton, Inc.
28,751 2,174,438
Garmin Ltd.
12,318 1,168,485
Lennar Corp., Class A
18,548 1,515,001
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.1% (continued)
Newell Brands, Inc.
23,638 405,628
NVR, Inc. *
255 1,041,196
PulteGroup, Inc.
26,259 1,215,529
Tempur Sealy International, Inc. *
9,495 846,859
Whirlpool Corp.
1,482 272,525
8,639,661
Household Products - 0.3%
Clorox Co. (The)
3,684 774,266
Energizer Holdings, Inc.
4,972 194,604
Kimberly-Clark Corp.
3,553 524,636
Procter & Gamble Co. (The)
7,493 1,041,452
2,534,958
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2,052 810,766
Insurance - 0.5%
Aon plc, Class A
1,677 345,965
Arthur J Gallagher & Co.
7,306 771,368
Marsh & McLennan Cos., Inc.
20,760 2,381,172
Progressive Corp. (The)
6,499 615,260
4,113,765
Interactive Media & Services - 7.7%
Alphabet, Inc., Class A *
21,164 31,017,958
Facebook, Inc., Class A *
95,385 24,981,332
Match Group, Inc. *
16,424 1,817,316
Zillow Group, Inc., Class C *
18,043 1,832,988
59,649,594
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. *
15,858 49,932,561
eBay, Inc.
14,412 750,865
Etsy, Inc. *
9,762 1,187,352
Wayfair, Inc., Class A *
6,211 1,807,463
53,678,241
IT Services - 5.9%
Accenture plc, Class A
17,824 4,028,046
Akamai Technologies, Inc. *
6,830 754,988
Black Knight, Inc. *
6,963 606,129
Booz Allen Hamilton Holding Corp.
11,782 977,670
CACI International, Inc., Class A *
2,463 525,013
Cognizant Technology Solutions
Corp., Class A 3,373 234,154
EPAM Systems, Inc. *
5,422 1,752,824
Fiserv, Inc. *
13,530 1,394,267
Global Payments, Inc.
6,167 1,095,136
GoDaddy , Inc., Class A *
4,360 331,229
Jack Henry & Associates, Inc.
5,574 906,277
Leidos Holdings, Inc.
9,242 823,924
Mastercard , Inc., Class A
21,916 7,411,334
MongoDB, Inc. *
2,779 643,366
Okta , Inc. *
6,934 1,482,836

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
IT Services - 5.9% (continued)
PayPal Holdings, Inc. *
41,487 8,174,184
Square, Inc., Class A *
21,909 3,561,308
Switch, Inc., Class A
24,014 374,859
Twilio , Inc., Class A *
7,538 1,862,564
Visa, Inc., Class A
43,426 8,683,897
Western Union Co. (The)
17,403 372,946
45,996,951
Leisure Products - 0.1%
Brunswick Corp.
9,583 564,534
Polaris, Inc.
6,090 574,531
1,139,065
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.
8,427 850,621
Bio-Rad Laboratories, Inc., Class
A * 3,838 1,978,335
Bio- Techne Corp.
2,644 654,998
Charles River Laboratories
International, Inc. * 5,176 1,172,105
IQVIA Holdings, Inc. *
1,702 268,286
PerkinElmer, Inc.
7,350 922,499
Repligen Corp. *
3,577 527,751
Syneos Health, Inc. *
6,854 364,359
Thermo Fisher Scientific, Inc.
14,574 6,434,713
13,173,667
Machinery - 1.2%
Colfax Corp. *
13,184 413,450
Cummins, Inc.
5,502 1,161,802
Deere & Co.
7,040 1,560,275
Dover Corp.
6,449 698,685
Illinois Tool Works, Inc.
9,934 1,919,348
Nordson Corp.
4,167 799,314
PACCAR, Inc.
9,059 772,552
Parker-Hannifin Corp.
5,156 1,043,265
Pentair plc
4,943 226,241
Timken Co. (The)
4,070 220,675
Trinity Industries, Inc.
10,718 209,001
9,024,608
Media - 1.1%
Cable One, Inc.
876 1,651,636
Charter Communications, Inc.,
Class A *(a) 8,908 5,561,621
Liberty Broadband Corp., Class C *
6,124 874,936
New York Times Co. (The), Class A
7,172 306,890
8,395,083
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.
65,660 1,026,922
Newmont Corp.
33,384 2,118,215
Reliance Steel & Aluminum Co.
6,974 711,627
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.6% (continued)
Royal Gold, Inc.
5,593 672,111
4,528,875
Multiline Retail - 0.8%
Dollar General Corp.
11,795 2,472,468
Ollie's Bargain Outlet Holdings,
Inc. * 2,993 261,439
Target Corp.
23,413 3,685,674
6,419,581
Oil, Gas & Consumable Fuels - 0.0% (b)
EQT Corp. 17,188 222,241
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The),
Class A 11,868 2,590,191
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.
80,811 4,872,095
Catalent , Inc. *
13,385 1,146,559
Eli Lilly and Co.
27,935 4,134,939
Horizon Therapeutics plc *
24,817 1,927,784
Johnson & Johnson
72,127 10,738,268
Reata Pharmaceuticals, Inc., Class
A *(a) 3,917 381,594
Zoetis, Inc.
11,275 1,864,547
25,065,786
Professional Services - 0.8%
CoreLogic , Inc.
9,738 658,970
CoStar Group, Inc. *
2,431 2,062,728
Equifax, Inc.
3,167 496,902
IHS Markit Ltd.
10,077 791,145
TransUnion
16,774 1,411,197
Verisk Analytics, Inc.
3,228 598,181
6,019,123
Road & Rail - 1.4%
JB Hunt Transport Services, Inc.
8,349 1,055,147
Kansas City Southern
7,346 1,328,377
Knight-Swift Transportation
Holdings, Inc. 17,336 705,575
Norfolk Southern Corp.
3,642 779,352
Old Dominion Freight Line, Inc.
10,665 1,929,512
Schneider National, Inc., Class B
20,832 515,175
Union Pacific Corp.
22,247 4,379,767
10,692,905
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. *
53,553 4,390,810
Analog Devices, Inc.
6,917 807,491
Applied Materials, Inc.
49,554 2,945,985
Broadcom, Inc.
2,792 1,017,181
Cirrus Logic, Inc. *
6,588 444,361
Enphase Energy, Inc. *
19,601 1,618,847
Entegris , Inc.
12,072 897,432
Inphi Corp. *
7,350 825,037

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.8% (continued)
Intel Corp.
94,810 4,909,262
KLA Corp.
11,766 2,279,545
Lam Research Corp.
8,297 2,752,530
Marvell Technology Group Ltd.
46,864 1,860,501
Microchip Technology, Inc. (a)
10,054 1,033,149
Micron Technology, Inc. *
25,808 1,211,944
MKS Instruments, Inc.
6,006 656,035
Monolithic Power Systems, Inc.
3,941 1,101,943
NVIDIA Corp.
23,871 12,919,463
Qorvo , Inc. *
10,154 1,309,968
QUALCOMM, Inc.
47,105 5,543,316
Skyworks Solutions, Inc.
9,838 1,431,429
SolarEdge Technologies, Inc. *
6,321 1,506,610
Teradyne, Inc.
20,819 1,654,278
53,117,117
Software - 13.1%
2U, Inc. *(a)
10,599 358,882
Adobe, Inc. *
18,350 8,999,390
Alteryx, Inc., Class A *(a)
6,310 716,500
ANSYS, Inc. *
5,600 1,832,488
Atlassian Corp. plc, Class A *
10,150 1,845,168
Autodesk, Inc. *
7,792 1,800,030
Avalara, Inc. *
11,046 1,406,598
Cadence Design Systems, Inc. *
19,394 2,067,982
Ceridian HCM Holding, Inc. *
9,544 788,812
Citrix Systems, Inc.
4,287 590,363
Coupa Software, Inc. *
6,642 1,821,502
DocuSign, Inc. *
12,688 2,730,965
Everbridge , Inc. *
4,084 513,481
Fair Isaac Corp. *
2,575 1,095,353
Five9, Inc. *
6,260 811,797
Fortinet, Inc. *
10,774 1,269,285
HubSpot , Inc. *
2,529 739,050
Manhattan Associates, Inc. *
3,777 360,666
Microsoft Corp.
228,702 48,102,892
NortonLifeLock , Inc.
41,688 868,778
Nuance Communications, Inc. *
38,098 1,264,473
Oracle Corp.
6,975 416,407
Paycom Software, Inc. *
5,317 1,655,182
Paylocity Holding Corp. *
6,023 972,233
Pegasystems , Inc.
5,346 647,080
PTC, Inc. *
2,544 210,440
RingCentral, Inc., Class A *
7,288 2,001,358
salesforce.com, Inc. *
22,384 5,625,547
ServiceNow , Inc. *
8,566 4,154,510
Splunk , Inc. *
7,312 1,375,607
SS&C Technologies Holdings, Inc.
6,012 363,846
Synopsys, Inc. *
11,433 2,446,433
Trade Desk, Inc. (The), Class A *
3,587 1,860,864
Tyler Technologies, Inc. *
823 286,865
Zscaler , Inc. *
2,479 348,770
102,349,597
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.8%
AutoNation, Inc. *
9,397 497,383
AutoZone, Inc. *
234 275,568
Best Buy Co., Inc.
12,353 1,374,765
Burlington Stores, Inc. *
4,600 948,014
CarMax, Inc. *
4,247 390,342
Carvana Co. *(a)
12,183 2,717,540
Dick's Sporting Goods, Inc.
14,813 857,377
Floor & Decor Holdings, Inc., Class
A * 13,979 1,045,629
Home Depot, Inc. (The)
23,302 6,471,198
L Brands, Inc.
7,722 245,637
Lowe's Cos., Inc.
25,717 4,265,422
O'Reilly Automotive, Inc. *
1,030 474,912
TJX Cos., Inc. (The)
19,647 1,093,356
Tractor Supply Co.
5,521 791,380
Williams-Sonoma, Inc.
8,598 777,603
22,226,126
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.
478,996 55,472,527
Dell Technologies, Inc., Class C *
9,398 636,150
Pure Storage, Inc., Class A *
23,446 360,834
56,469,511
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. *
7,246 2,386,615
NIKE, Inc., Class B
49,741 6,244,485
Skechers USA, Inc., Class A *
13,675 413,259
9,044,359
Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp. 20,261 297,634
Trading Companies & Distributors - 0.5%
Fastenal Co.
34,369 1,549,698
United Rentals, Inc. *
5,065 883,843
Watsco , Inc.
3,619 842,829
WW Grainger, Inc.
1,946 694,274
3,970,644
Water Utilities - 0.1%
American Water Works Co., Inc. 5,420 785,250
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. * 47,845 5,471,554
TOTAL COMMON STOCKS
(Cost $514,050,294) 756,965,864
SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2.9%
Limited Purpose Cash Investment
Fund, 0.12% (c)
(Cost $22,246,456) 22,248,740 22,244,290

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(c)(d) 378,880 378,880
Limited Purpose Cash Investment
Fund 0.12% (c)(d) 2,468,184 2,467,690
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,847,063) 2,846,570
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.4%
(Cost $539,143,813) 782,056,724
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.4)% (e) (2,732,928)
NET ASSETS - 100.0% 779,323,796
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 85,508,465 11.0%
Consumer Discretionary 124,881,237 16.0
Consumer Staples 26,406,405 3.4
Energy 222,241 0.0 (b )
Financials 29,993,737 3.8
Health Care 126,081,205 16.2
Industrials 55,757,561 7.2
Information Technology 267,288,309 34.3
Materials 22,195,717 2.8
Real Estate 13,306,181 1.7
Utilities 5,324,806 0.7
Short-Term Investments 22,244,290 2.9
Securities Lending Collateral 2,846,570 0.4
Total Investments In Securities
At Value 782,056,724 100.4
Liabilities in Excess of Other
Assets (e) (2,732,928) (0.4)
Net Assets
$ 779,323,796 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$9,675,374.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $7,031,503 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 111 12/2020 USD $ 18,603,600 $ 18,613
$ 18,613
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,549,219 $ 1,549,219

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.5%
Aerospace & Defense - 0.4%
AeroVironment , Inc. *
3,797 227,858
Maxar Technologies, Inc.
19,379 483,312
Vectrus , Inc. *
4,424 168,112
879,282
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *
4,474 112,119
Atlas Air Worldwide Holdings, Inc. *
3,686 224,477
Echo Global Logistics, Inc. *
2,620 67,517
Hub Group, Inc., Class A *
6,462 324,360
728,473
Auto Components - 1.3%
American Axle & Manufacturing
Holdings, Inc. * 16,780 96,821
Cooper Tire & Rubber Co.
4,281 135,708
Fox Factory Holding Corp. *
4,313 320,585
Gentherm , Inc. *
4,714 192,803
LCI Industries
5,360 569,714
Standard Motor Products, Inc.
1,684 75,191
Visteon Corp. *
5,945 411,513
Workhorse Group, Inc. *(a)
32,541 822,636
2,624,971
Automobiles - 0.2%
Winnebago Industries, Inc. 8,594 444,052
Banks - 1.6%
Bancorp, Inc. (The) *
13,272 114,670
Community Bank System, Inc.
6,012 327,413
CVB Financial Corp.
7,129 118,555
Dime Community Bancshares, Inc.
3,489 39,461
First Financial Bankshares , Inc.
23,107 644,916
First Foundation, Inc.
10,500 137,235
German American Bancorp, Inc.
4,845 131,493
Glacier Bancorp, Inc.
10,090 323,384
Independent Bank Corp.
4,383 229,582
Lakeland Financial Corp.
4,049 166,819
Nicolet Bankshares , Inc. *
1,727 94,311
Old National Bancorp
6,417 80,598
QCR Holdings, Inc.
3,458 94,784
ServisFirst Bancshares, Inc.
8,290 282,109
Stock Yards Bancorp, Inc.
5,577 189,841
Triumph Bancorp, Inc. *
3,556 110,734
Westamerica Bancorp
3,574 194,247
3,280,152
Beverages - 0.7%
Celsius Holdings, Inc. *
23,932 543,496
National Beverage Corp. *(a)
9,632 655,072
Primo Water Corp.
20,913 296,965
1,495,533
INVESTMENTS SHARES VALUE ($)
Biotechnology - 13.3%
Adverum Biotechnologies, Inc. *
20,485 210,996
Affimed NV (Germany) *
18,126 61,447
Agenus, Inc. *(a)
59,171 236,684
Akebia Therapeutics, Inc. *
35,802 89,863
Allakos , Inc. *(a)
7,335 597,436
Amicus Therapeutics, Inc. *
25,153 355,160
Anavex Life Sciences Corp. *(a)
32,188 146,455
Apellis Pharmaceuticals, Inc. *
6,348 191,519
Applied Genetic Technologies
Corp. * 19,722 95,849
Aravive , Inc. *
14,841 69,753
Arcturus Therapeutics Holdings,
Inc. * 5,891 252,724
Arcus Biosciences, Inc. *
16,653 285,432
Ardelyx , Inc. *
38,453 201,878
Arrowhead Pharmaceuticals, Inc. *
17,292 744,594
Assembly Biosciences, Inc. *
9,578 157,462
Athersys , Inc. *(a)
76,758 149,678
AVEO Pharmaceuticals, Inc. *
13,249 78,699
Avid Bioservices , Inc. *(a)
25,915 197,472
BioCryst Pharmaceuticals, Inc. *
43,153 148,231
Biohaven Pharmaceutical Holding
Co. Ltd. * 9,152 594,972
Bioxcel Therapeutics, Inc. *
6,749 292,637
BrainStorm Cell Therapeutics, Inc.
*(a) 14,431 244,173
CareDx , Inc. *
4,560 173,006
CEL-SCI Corp. *(a)
16,064 204,816
ChemoCentryx , Inc. *
13,078 716,674
Chimerix , Inc. *
37,954 94,505
Clovis Oncology, Inc. *(a)
8,419 49,083
Constellation Pharmaceuticals,
Inc. * 12,146 246,078
ContraFect Corp. *
15,753 83,176
CTI BioPharma Corp. *
14,661 31,521
Cue Biopharma, Inc. *
10,746 161,727
Cytokinetics, Inc. *(a)
16,410 355,277
Deciphera Pharmaceuticals, Inc. *
11,167 572,867
Denali Therapeutics, Inc. *
22,101 791,879
Dicerna Pharmaceuticals, Inc. *
15,239 274,150
Dyadic International, Inc. *
12,410 93,944
Dynavax Technologies Corp. *
21,925 94,716
Editas Medicine, Inc. *
12,888 361,637
Eidos Therapeutics, Inc. *
6,927 350,021
Emergent BioSolutions , Inc. *
9,846 1,017,387
Epizyme , Inc. *
18,637 222,339
Fate Therapeutics, Inc. *
17,688 706,989
Fennec Pharmaceuticals, Inc.
(Canada) * 19,408 117,613
Fortress Biotech, Inc. *
58,475 236,239
Genprex , Inc. *(a)
35,940 120,758
Geron Corp. *
53,558 93,191
Halozyme Therapeutics, Inc. *
28,437 747,324
iBio , Inc. *(a)
86,376 175,343
ImmunoGen , Inc. *
64,333 231,599
Inovio Pharmaceuticals, Inc. *(a)
26,967 312,817

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Biotechnology - 13.3% (continued)
Insmed , Inc. *
18,317 588,708
Intellia Therapeutics, Inc. *
11,019 219,058
Invitae Corp. *(a)
6,374 276,313
IVERIC bio, Inc. *
42,554 240,005
Jounce Therapeutics, Inc. *
10,520 85,843
Kadmon Holdings, Inc. *
58,159 227,983
Karyopharm Therapeutics, Inc. *(a)
20,924 305,490
Kiniksa Pharmaceuticals Ltd., Class
A * 15,005 229,877
Krystal Biotech, Inc. *
2,548 109,691
Kura Oncology, Inc. *
2,193 67,194
MacroGenics , Inc. *
13,880 349,637
Madrigal Pharmaceuticals, Inc. *
971 115,287
MannKind Corp. *(a)
39,517 74,292
MEI Pharma, Inc. *
42,638 133,031
Mersana Therapeutics, Inc. *
18,801 350,075
Mirati Therapeutics, Inc. *
5,569 924,732
Mustang Bio, Inc. *
31,847 100,318
NantKwest , Inc. *(a)
35,159 243,828
Natera , Inc. *
16,946 1,224,179
Neoleukin Therapeutics, Inc. *
16,515 198,180
Neubase Therapeutics, Inc. *
380 2,884
Novavax , Inc. *
10,143 1,098,994
OPKO Health, Inc. *(a)
68,091 251,256
Ovid therapeutics, Inc. *
29,952 171,924
PDL BioPharma , Inc. *
34,242 107,862
Protagonist Therapeutics, Inc. *
12,873 251,667
Prothena Corp. plc (Ireland) *
8,965 89,560
PTC Therapeutics, Inc. *
2,111 98,689
Replimune Group, Inc. *
11,045 254,256
Retrophin , Inc. *
3,057 56,432
Rigel Pharmaceuticals, Inc. *
24,237 58,169
Sangamo Therapeutics, Inc. *
9,673 91,410
Scholar Rock Holding Corp. *
6,753 119,461
Selecta Biosciences, Inc. *
47,143 116,915
Seres Therapeutics, Inc. *
46,868 1,326,833
Soleno Therapeutics, Inc. *
28,558 71,681
Sorrento Therapeutics, Inc. *(a)
58,931 657,081
Syndax Pharmaceuticals, Inc. *
15,618 230,522
Syros Pharmaceuticals, Inc. *(a)
19,031 168,234
TG Therapeutics, Inc. *(a)
28,521 763,222
Translate Bio, Inc. *
20,734 282,190
Ultragenyx Pharmaceutical, Inc. *
5,469 449,497
VBI Vaccines, Inc. *(a)
67,902 194,200
Veracyte , Inc. *
5,727 186,070
XBiotech , Inc. *(a)
13,747 262,430
27,464,950
Building Products - 2.9%
AAON, Inc.
10,484 631,661
Advanced Drainage Systems, Inc.
15,553 971,129
Alpha Pro Tech Ltd. *
12,266 181,291
Builders FirstSource , Inc. *
27,675 902,759
Cornerstone Building Brands, Inc. *
7,318 58,398
CSW Industrials, Inc.
2,560 197,760
INVESTMENTS SHARES VALUE ($)
Building Products - 2.9% (continued)
Gibraltar Industries, Inc. *
7,444 484,902
Griffon Corp.
12,977 253,571
JELD-WEN Holding, Inc. *
4,526 102,288
Masonite International Corp. *
5,277 519,257
Patrick Industries, Inc.
4,873 280,295
Simpson Manufacturing Co., Inc.
8,046 781,749
UFP Industries, Inc.
12,965 732,652
6,097,712
Capital Markets - 2.3%
Artisan Partners Asset
Management, Inc., Class A 15,930 621,111
B Riley Financial, Inc.
9,128 228,748
Brightsphere Investment Group,
Inc. 8,918 115,042
Cohen & Steers, Inc.
9,766 544,357
Focus Financial Partners, Inc.,
Class A * 14,187 465,192
Hamilton Lane, Inc., Class A
9,373 605,402
Houlihan Lokey , Inc.
12,672 748,281
Moelis & Co., Class A
7,406 260,247
PJT Partners, Inc., Class A
9,047 548,338
StoneX Group, Inc. *
4,013 205,305
Virtus Investment Partners, Inc.
1,552 215,185
Waddell & Reed Financial, Inc.,
Class A 9,159 136,011
4,693,219
Chemicals - 0.7%
American Vanguard Corp.
8,397 110,336
Ferro Corp. *
4,849 60,128
FutureFuel Corp.
14,027 159,487
GCP Applied Technologies, Inc. *
4,923 103,137
Hawkins, Inc.
3,755 173,105
HB Fuller Co.
1,192 54,570
Quaker Chemical Corp.
1,360 244,406
Stepan Co.
4,561 497,149
Tredegar Corp.
8,289 123,257
1,525,575
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.
1,791 65,658
Brady Corp., Class A
9,444 377,949
Casella Waste Systems, Inc., Class
A * 10,160 567,436
Cimpress plc (Ireland) *
1,273 95,679
Healthcare Services Group, Inc.
4,670 100,545
McGrath RentCorp
3,928 234,070
Pitney Bowes, Inc.
10,775 57,215
Tetra Tech, Inc.
6,834 652,647
UniFirst Corp.
1,639 310,377
2,461,576

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.6%
Calix, Inc. *
20,251 360,063
Digi International, Inc. *
7,467 116,709
Infinera Corp. *(a)
51,701 318,478
Inseego Corp. *(a)
28,004 289,001
InterDigital , Inc.
1,012 57,745
NetScout Systems, Inc. *
9,312 203,281
1,345,277
Construction & Engineering - 0.7%
Ameresco , Inc., Class A *
14,300 477,620
Comfort Systems USA, Inc.
2,798 144,125
Construction Partners, Inc., Class
A * 11,552 210,246
Dycom Industries, Inc. *
2,118 111,873
HC2 Holdings, Inc. *
33,052 79,986
IES Holdings, Inc. *
1,808 57,440
Northwest Pipe Co. *
461 12,198
Tutor Perini Corp. *
10,342 115,107
WillScot Mobile Mini Holdings Corp.
* 9,716 162,063
1,370,658
Construction Materials - 0.3%
Forterra , Inc. *
28,340 334,979
Summit Materials, Inc., Class A *
15,503 256,419
591,398
Consumer Finance - 0.5%
Encore Capital Group, Inc. *
8,078 311,730
Green Dot Corp., Class A *
6,271 317,375
PRA Group, Inc. *
11,564 461,982
1,091,087
Containers & Packaging - 0.2%
Greif, Inc., Class A
7,208 261,002
O-I Glass, Inc.
5,217 55,248
UFP Technologies, Inc. *
2,211 91,579
407,829
Diversified Consumer Services - 0.6%
American Public Education, Inc. *
3,371 95,029
Aspen Group, Inc. *(a)
13,224 147,712
Carriage Services, Inc.
4,901 109,341
Collectors Universe, Inc.
5,250 259,823
Franchise Group, Inc.
11,957 303,230
K12, Inc. *
3,603 94,903
Universal Technical Institute, Inc. *
20,355 103,403
WW International, Inc. *
6,998 132,052
1,245,493
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. * 18,183 677,499
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 1.2%
Anterix , Inc. *
3,641 119,097
Bandwidth, Inc., Class A *
5,073 885,594
Cogent Communications Holdings,
Inc. 8,647 519,252
Consolidated Communications
Holdings, Inc. * 30,122 171,394
Iridium Communications, Inc. *
25,270 646,407
Ooma , Inc. *(a)
11,498 150,049
2,491,793
Electrical Equipment - 2.3%
Allied Motion Technologies, Inc.
3,486 143,902
Atkore International Group, Inc. *
8,772 199,388
Bloom Energy Corp., Class A *
20,083 360,892
EnerSys
2,983 200,219
FuelCell Energy, Inc. *(a)
87,882 188,067
Orion Energy Systems, Inc. *
23,241 175,934
Plug Power, Inc. *
93,145 1,249,074
Sunrun , Inc. *
17,655 1,360,671
TPI Composites, Inc. *
4,057 117,491
Vicor Corp. *
9,614 747,296
4,742,934
Electronic Equipment, Instruments & Components - 2.3%
Akoustis Technologies, Inc. *(a)
9,325 76,092
Arlo Technologies, Inc. *
10,717 56,371
Badger Meter, Inc.
6,076 397,188
ePlus , Inc. *
1,843 134,908
Fabrinet (Thailand) *
6,826 430,243
FARO Technologies, Inc. *
4,713 287,399
II-VI, Inc. *
16,607 673,580
Intellicheck , Inc. *
16,942 113,003
Luna Innovations, Inc. *
18,314 109,518
Methode Electronics, Inc.
8,233 234,640
nLight , Inc. *
9,931 233,180
Novanta , Inc. *
6,560 691,030
PAR Technology Corp. *(a)
2,683 108,688
PC Connection, Inc.
7,711 316,614
Plexus Corp. *
5,859 413,821
TTM Technologies, Inc. *
19,414 221,514
Vishay Intertechnology , Inc.
14,547 226,497
4,724,286
Entertainment - 0.2%
Eros STX Global Corp. (India) *(a)
61,992 137,002
Glu Mobile, Inc. *
33,410 256,422
LiveXLive Media, Inc. *(a)
36,410 94,484
487,908
Equity Real Estate Investment Trusts (REITs) - 3.6%
Agree Realty Corp.
4,533 288,480
Community Healthcare Trust, Inc.
3,855 180,260
Easterly Government Properties,
Inc. 17,146 384,242
EastGroup Properties, Inc.
6,967 901,042

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.6% (continued)
Farmland Partners, Inc.
15,060 100,300
Getty Realty Corp.
2,095 54,491
Gladstone Land Corp.
7,946 119,349
Global Medical REIT, Inc.
12,091 163,229
Independence Realty Trust, Inc.
17,802 206,325
Industrial Logistics Properties Trust
9,443 206,518
Innovative Industrial Properties, Inc.
962 119,394
Investors Real Estate Trust
3,628 236,437
iStar , Inc.
10,417 123,025
Lexington Realty Trust
53,259 556,557
Monmouth Real Estate Investment
Corp. 11,609 160,785
National Storage Affiliates Trust
10,676 349,212
Office Properties Income Trust
7,959 164,910
Physicians Realty Trust
3,438 61,575
PotlatchDeltic Corp.
9,182 386,562
QTS Realty Trust, Inc., Class A
11,569 729,078
Safehold , Inc.
10,162 631,060
STAG Industrial, Inc.
11,164 340,390
Terreno Realty Corp.
12,578 688,771
UMH Properties, Inc.
9,125 123,552
Universal Health Realty Income
Trust 2,586 147,376
7,422,920
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings,
Inc. * 27,017 1,122,556
Ingles Markets, Inc., Class A
4,529 172,283
Natural Grocers by Vitamin
Cottage, Inc. 8,369 82,518
PriceSmart , Inc.
5,089 338,164
Rite Aid Corp. *(a)
19,713 187,077
SpartanNash Co.
13,008 212,681
United Natural Foods, Inc. *
13,703 203,764
Weis Markets, Inc.
6,278 301,344
2,620,387
Food Products - 1.9%
B&G Foods, Inc.
14,928 414,550
Darling Ingredients, Inc. *
32,534 1,172,200
Freshpet , Inc. *
8,792 981,627
John B Sanfilippo & Son, Inc.
2,579 194,405
Lancaster Colony Corp.
4,742 847,870
Landec Corp. *
13,158 127,896
Seneca Foods Corp., Class A *
3,828 136,774
3,875,322
Health Care Equipment & Supplies - 4.0%
Alphatec Holdings, Inc. *
27,817 184,705
Apyx Medical Corp. *
6,481 30,525
Aspira Women's Health, Inc. *(a)
50,458 155,663
AtriCure , Inc. *
10,094 402,751
Bellerophon Therapeutics, Inc. *
10,007 101,871
BioSig Technologies, Inc. *
12,217 60,230
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 4.0% (continued)
Cerus Corp. *
15,495 96,999
Co-Diagnostics, Inc. *(a)
11,547 156,924
CONMED Corp.
1,113 87,560
CryoPort , Inc. *
12,314 583,684
CytoSorbents Corp. *
18,280 145,783
Electromed , Inc. *
8,502 88,506
GenMark Diagnostics, Inc. *
21,714 308,339
Heska Corp. *
1,971 194,715
Invacare Corp.
22,967 172,712
iRadimed Corp. *
5,604 119,813
iRhythm Technologies, Inc. *
6,960 1,657,246
Meridian Bioscience, Inc. *
9,611 163,195
Merit Medical Systems, Inc. *
1,392 60,552
Mesa Laboratories, Inc.
317 80,759
Neogen Corp. *
4,410 345,082
Nevro Corp. *
6,957 969,110
NuVasive , Inc. *
3,430 166,595
OraSure Technologies, Inc. *
19,713 239,907
OrthoPediatrics Corp. *(a)
4,952 227,396
PAVmed , Inc. *(a)
68,725 122,330
Repro-Med Systems, Inc. *
21,265 153,533
Retractable Technologies, Inc. *
26,665 177,589
STAAR Surgical Co. *
10,766 608,925
Stereotaxis , Inc. *
28,795 103,086
Utah Medical Products, Inc.
277 22,124
Zynex , Inc. *(a)
11,080 193,346
8,181,555
Health Care Providers & Services - 2.7%
Addus HomeCare Corp. *
4,404 416,222
AMN Healthcare Services, Inc. *
1,194 69,801
BioTelemetry , Inc. *
2,353 107,250
Community Health Systems, Inc. *
60,108 253,656
Ensign Group, Inc. (The)
1,957 111,667
Fulgent Genetics, Inc. *(a)
8,977 359,439
InfuSystem Holdings, Inc. *
4,122 52,844
LHC Group, Inc. *
6,220 1,322,123
Magellan Health, Inc. *
1,608 121,854
MedCath Corp. (3)*(b)
10,300 –
National Research Corp.
2,992 147,236
Ontrak , Inc. *
3,437 206,220
Owens & Minor, Inc.
25,267 634,454
Patterson Cos., Inc.
17,227 415,257
Providence Service Corp. (The) *
2,307 214,343
R1 RCM, Inc. *
8,725 149,634
RadNet , Inc. *
5,735 88,032
Select Medical Holdings Corp. *
22,115 460,434
Sharps Compliance Corp. *
9,970 62,512
Tenet Healthcare Corp. *
10,944 268,238
Viemed Healthcare, Inc. *
10,975 94,824
5,556,040
Health Care Technology - 1.3%
Evolent Health, Inc., Class A *
13,907 172,586
iCAD , Inc. *
16,797 147,982

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 1.3% (continued)
Inovalon Holdings, Inc., Class A *
35,150 929,717
Inspire Medical Systems, Inc. *
6,205 800,755
NantHealth , Inc. *(a)
50,553 118,294
Simulations Plus, Inc.
5,608 422,619
2,591,953
Hotels, Restaurants & Leisure - 3.4%
Caesars Entertainment, Inc. *
20,804 1,166,272
Churchill Downs, Inc.
7,536 1,234,548
El Pollo Loco Holdings, Inc. *(a)
13,950 225,990
Papa John's International, Inc.
6,816 560,820
Penn National Gaming, Inc. *
33,267 2,418,511
Texas Roadhouse, Inc.
12,190 741,030
Wingstop , Inc.
5,558 759,501
7,106,672
Household Durables - 4.0%
Beazer Homes USA, Inc. *
5,424 71,597
Cavco Industries, Inc. *
1,697 305,986
Century Communities, Inc. *
7,106 300,797
Green Brick Partners, Inc. *
10,812 174,073
Helen of Troy Ltd. *
4,837 936,056
Installed Building Products, Inc. *
6,714 683,149
iRobot Corp. *(a)
2,612 198,251
KB Home
18,372 705,301
LGI Homes, Inc. *
4,743 550,994
Lovesac Co. (The) *
3,743 103,719
M/I Homes, Inc. *
8,434 388,386
MDC Holdings, Inc.
3,377 159,057
Meritage Homes Corp. *
9,901 1,092,971
Purple Innovation, Inc. *
17,960 446,486
Sonos , Inc. *
16,885 256,314
Taylor Morrison Home Corp. *
3,556 87,442
TopBuild Corp. *
6,802 1,161,033
TRI Pointe Group, Inc. *
23,964 434,707
Turtle Beach Corp. *
3,803 69,215
Universal Electronics, Inc. *
4,653 175,604
8,301,138
Household Products - 0.3%
Central Garden & Pet Co., Class A *
10,900 393,926
WD-40 Co.
993 187,985
581,911
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc., Class C
34,940 941,982
Ormat Technologies, Inc.
3,992 235,967
1,177,949
Insurance - 1.6%
American Equity Investment Life
Holding Co. 13,314 292,775
AMERISAFE, Inc.
2,867 164,451
CNO Financial Group, Inc.
17,595 282,224
eHealth, Inc. *
1,487 117,473
INVESTMENTS SHARES VALUE ($)
Insurance - 1.6% (continued)
Goosehead Insurance, Inc., Class A
8,471 733,504
HCI Group, Inc.
2,690 132,590
Kinsale Capital Group, Inc.
4,907 933,213
Stewart Information Services Corp.
1,390 60,785
Trupanion , Inc. *
8,090 638,301
3,355,316
Interactive Media & Services - 0.1%
EverQuote , Inc., Class A * 7,053 272,528
Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc., Class A *
11,719 292,272
CarParts.com, Inc. *
22,434 242,512
PetMed Express, Inc. (a)
9,623 304,279
Shutterstock, Inc.
3,273 170,327
Stamps.com, Inc. *
3,850 927,657
1,937,047
IT Services - 1.8%
EVERTEC, Inc.
7,753 269,107
ExlService Holdings, Inc. *
2,161 142,561
I3 Verticals, Inc., Class A *
6,748 170,387
KBR, Inc.
13,888 310,536
Limelight Networks, Inc. *
42,487 244,725
LiveRamp Holdings, Inc. *
5,760 298,195
ManTech International Corp., Class
A 6,394 440,419
MAXIMUS, Inc.
1,206 82,502
MoneyGram International, Inc. *
33,150 93,649
NIC, Inc.
10,595 208,721
Perficient , Inc. *
3,512 150,103
Perspecta , Inc.
13,438 261,369
PFSweb , Inc. *
14,760 98,744
Sykes Enterprises, Inc. *
6,823 233,415
TTEC Holdings, Inc.
10,420 568,411
Unisys Corp. *
18,886 201,514
3,774,358
Leisure Products - 0.9%
Acushnet Holdings Corp.
14,452 485,732
Johnson Outdoors, Inc., Class A
1,132 92,700
Malibu Boats, Inc., Class A *
4,904 243,042
MasterCraft Boat Holdings, Inc. *
5,366 93,851
Nautilus, Inc. *
14,633 251,102
Smith & Wesson Brands, Inc.
11,848 183,881
Sturm Ruger & Co., Inc.
4,684 286,474
Vista Outdoor, Inc. *
16,018 323,243
1,960,025
Life Sciences Tools & Services - 1.2%
Luminex Corp.
9,407 246,934
Medpace Holdings, Inc. *
7,260 811,305
NanoString Technologies, Inc. *
9,719 434,439
NeoGenomics , Inc. *
21,814 804,718

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.2% (continued)
Quanterix Corp. *
3,109 104,898
2,402,294
Machinery - 2.9%
Alamo Group, Inc.
2,234 241,339
Altra Industrial Motion Corp.
6,390 236,238
Astec Industries, Inc.
5,945 322,516
Chart Industries, Inc. *
1,755 123,324
Columbus McKinnon Corp.
1,872 61,963
ESCO Technologies, Inc.
5,754 463,542
Evoqua Water Technologies Corp. *
28,555 605,937
Federal Signal Corp.
9,687 283,345
Franklin Electric Co., Inc.
8,773 516,116
Greenbrier Cos., Inc. (The)
3,586 105,428
Kadant , Inc.
1,365 149,631
Lindsay Corp.
2,492 240,927
Meritor, Inc. *
4,431 92,785
Mueller Industries, Inc.
5,922 160,249
Mueller Water Products, Inc., Class
A 5,942 61,737
Omega Flex, Inc.
1,933 302,940
Proto Labs, Inc. *
2,984 386,428
Rexnord Corp.
20,247 604,171
Shyft Group, Inc. (The)
13,724 259,109
SPX Corp. *
9,549 442,883
SPX FLOW, Inc. *
1,674 71,681
Tennant Co.
3,931 237,275
5,969,564
Marine - 0.1%
Costamare , Inc. (Monaco) 32,670 198,307
Media - 0.5%
Cardlytics, Inc. *
6,359 448,755
Gray Television, Inc. *
7,818 107,654
TechTarget , Inc. *
9,446 415,246
Tribune Publishing Co.
10,081 117,544
1,089,199
Metals & Mining - 1.4%
Caledonia Mining Corp. plc (South
Africa) 7,179 121,971
Century Aluminum Co. *
24,145 171,912
Coeur Mining, Inc. *
24,298 179,319
Commercial Metals Co.
22,332 446,193
Compass Minerals International,
Inc. 2,398 142,321
Gold Resource Corp.
25,440 86,751
Hecla Mining Co.
130,835 664,642
Novagold Resources, Inc. (Canada)
* 69,501 826,367
Worthington Industries, Inc.
5,855 238,767
2,878,243
Multiline Retail - 0.2%
Big Lots, Inc. 9,222 411,301
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. *
22,174 60,978
CNX Resources Corp. *
44,955 424,375
Contango Oil & Gas Co. *
58,532 78,433
DHT Holdings, Inc.
14,078 72,642
Frontline Ltd. (Norway) (a)
35,742 232,323
Green Plains, Inc. *(a)
10,960 169,661
Nordic American Tankers Ltd. (a)
51,044 178,144
Overseas Shipholding Group, Inc.,
Class A * 59,515 127,362
Range Resources Corp.
55,624 368,231
Renewable Energy Group, Inc. *(a)
11,699 624,961
Southwestern Energy Co. *
112,311 263,931
2,601,041
Paper & Forest Products - 0.7%
Boise Cascade Co.
10,075 402,194
Clearwater Paper Corp. *
7,085 268,805
Louisiana-Pacific Corp.
19,646 579,753
P H Glatfelter Co.
9,467 130,361
Schweitzer-Mauduit International,
Inc. 5,616 170,670
1,551,783
Personal Products - 0.5%
Edgewell Personal Care Co. *
4,104 114,420
elf Beauty, Inc. *
16,301 299,449
Lifevantage Corp. *
9,096 109,789
Medifast , Inc.
1,080 177,606
USANA Health Sciences, Inc. *
4,412 324,944
Veru , Inc. *
42,160 110,459
1,136,667
Pharmaceuticals - 3.2%
Agile Therapeutics, Inc. *(a)
44,049 133,909
Aquestive Therapeutics, Inc. *
15,188 73,738
Axsome Therapeutics, Inc. *
7,207 513,499
BioDelivery Sciences International,
Inc. * 28,459 106,152
Cassava Sciences, Inc. *(a)
38,982 448,683
Collegium Pharmaceutical, Inc. *
12,227 254,566
Corcept Therapeutics, Inc. *
22,145 385,434
Durect Corp. *
99,275 169,760
Innoviva , Inc. *
7,464 77,999
Intra-Cellular Therapies, Inc. *
20,416 523,874
Kala Pharmaceuticals, Inc. *(a)
18,207 136,552
Liquidia Technologies, Inc. *(a)
15,130 74,440
Marinus Pharmaceuticals, Inc. *(a)
8,415 108,133
MyoKardia , Inc. *
11,024 1,502,902
Ocular Therapeutix , Inc. *
17,334 131,912
Odonate Therapeutics, Inc. *
5,265 70,709
Pacira BioSciences , Inc. *
6,757 406,231
Paratek Pharmaceuticals, Inc. *
25,977 140,535
Prestige Consumer Healthcare,
Inc. * 10,749 391,478
Provention Bio, Inc. *
19,137 245,528

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.2% (continued)
Relmada Therapeutics, Inc. *(a)
5,735 215,751
Revance Therapeutics, Inc. *
16,618 417,776
6,529,561
Professional Services - 1.0%
Acacia Research Corp. *
16,910 58,678
ASGN, Inc. *
8,431 535,874
CBIZ, Inc. *
11,492 262,822
CRA International, Inc.
3,205 120,091
Exponent, Inc.
9,081 654,105
Mastech Digital, Inc. *
6,118 110,185
Red Violet, Inc. *(a)
7,126 131,546
TriNet Group, Inc. *
1,666 98,827
1,972,128
Real Estate Management & Development - 1.3%
eXp World Holdings, Inc. *
21,549 869,287
RE/MAX Holdings, Inc., Class A
1,710 55,968
Realogy Holdings Corp. *
32,666 308,367
Redfin Corp. *
21,662 1,081,584
St Joe Co. (The) *
13,594 280,444
2,595,650
Road & Rail - 1.0%
Daseke , Inc. *
16,680 89,571
Heartland Express, Inc.
10,120 188,232
Marten Transport Ltd.
19,897 324,719
Saia, Inc. *
5,572 702,852
US Xpress Enterprises, Inc., Class
A * 17,134 141,527
Werner Enterprises, Inc.
13,328 559,643
2,006,544
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc. *
6,811 428,684
Alpha & Omega Semiconductor
Ltd. * 10,047 128,802
Ambarella , Inc. *
3,542 184,822
Amkor Technology, Inc. *
52,248 585,178
Atomera , Inc. *(a)
14,139 147,753
Axcelis Technologies, Inc. *
10,182 224,004
AXT, Inc. *
12,699 77,718
Brooks Automation, Inc.
10,689 494,473
Cabot Microelectronics Corp.
4,880 696,913
CEVA, Inc. *
6,853 269,803
Cohu , Inc.
3,569 61,315
CyberOptics Corp. *
5,512 175,502
Diodes, Inc. *
9,708 548,017
DSP Group, Inc. *
8,168 107,654
FormFactor , Inc. *
18,246 454,873
Ichor Holdings Ltd. *
5,523 119,131
Lattice Semiconductor Corp. *
26,040 754,118
MACOM Technology Solutions
Holdings, Inc. * 15,803 537,460
NeoPhotonics Corp. *
24,535 149,418
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.5% (continued)
PDF Solutions, Inc. *
15,582 291,539
Photronics , Inc. *
18,551 184,768
Power Integrations, Inc.
10,691 592,281
Rambus, Inc. *
23,503 321,756
Semtech Corp. *
9,279 491,416
SMART Global Holdings, Inc. *
4,511 123,331
Synaptics , Inc. *
7,958 639,982
Ultra Clean Holdings, Inc. *
12,554 269,409
Veeco Instruments, Inc. *
17,613 205,544
9,265,664
Software - 6.1%
A10 Networks, Inc. *
17,600 112,112
Alarm.com Holdings, Inc. *
6,583 363,711
American Software, Inc., Class A
10,710 150,368
Appfolio , Inc., Class A *
6,442 913,540
Appian Corp. *(a)
6,569 425,343
Avaya Holdings Corp. *
18,673 283,830
Blackline, Inc. *
11,434 1,024,829
Bottomline Technologies DE, Inc. *
6,657 280,659
Box, Inc., Class A *
18,529 321,663
ChannelAdvisor Corp. *
11,985 173,423
Cloudera, Inc. *
58,649 638,688
Digital Turbine, Inc. *
25,682 840,829
Domo, Inc., Class B *
4,156 159,299
eGain Corp. *
14,213 201,398
Envestnet , Inc. *
7,058 544,595
LivePerson , Inc. *
14,469 752,243
Model N, Inc. *
10,269 362,290
OneSpan , Inc. *
12,615 264,410
Progress Software Corp.
3,404 124,859
Q2 Holdings, Inc. *
7,622 695,584
QAD, Inc., Class A
3,370 142,214
Qualys , Inc. *
6,792 665,684
Sailpoint Technologies Holdings,
Inc. * 19,117 756,460
Sapiens International Corp. NV
(Israel) 11,140 340,661
SecureWorks Corp., Class A *
9,044 103,011
Smith Micro Software, Inc. *(a)
28,987 108,122
SPS Commerce, Inc. *
7,923 616,964
Tenable Holdings, Inc. *
10,193 384,786
Varonis Systems, Inc. *
6,988 806,555
Veritone , Inc. *(a)
14,937 136,823
12,694,953
Specialty Retail - 3.9%
America's Car-Mart, Inc. *
1,100 93,368
Asbury Automotive Group, Inc. *
842 82,053
At Home Group, Inc. *
5,481 81,448
Buckle, Inc. (The)
5,833 118,935
Camping World Holdings, Inc.,
Class A 21,211 631,027
Citi Trends, Inc.
5,376 134,293
Hibbett Sports, Inc. *
6,090 238,850

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.9% (continued)
Lithia Motors, Inc., Class A
5,153 1,174,575
Lumber Liquidators Holdings, Inc. *
9,849 217,170
MarineMax , Inc. *
7,342 188,469
Murphy USA, Inc. *
5,997 769,235
National Vision Holdings, Inc. *
16,549 632,834
ODP Corp. (The)
11,971 232,836
Rent-A-Center, Inc.
10,196 304,758
RH *(a)
4,289 1,641,057
Sally Beauty Holdings, Inc. *
6,764 58,779
Shoe Carnival, Inc.
3,482 116,926
Signet Jewelers Ltd.
4,051 75,754
Sleep Number Corp. *
6,009 293,900
Sonic Automotive, Inc., Class A
12,140 487,542
Sportsman's Warehouse Holdings,
Inc. * 17,291 247,434
Zumiez , Inc. *
8,680 241,478
8,062,721
Technology Hardware, Storage & Peripherals - 0.2%
Quantum Corp. *
25,299 116,375
Super Micro Computer, Inc. *
13,801 364,347
480,722
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. *
14,205 606,980
Deckers Outdoor Corp. *
5,056 1,112,370
Lakeland Industries, Inc. *(a)
9,071 179,606
1,898,956
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.
2,179 64,564
HomeStreet , Inc.
4,136 106,543
Mr Cooper Group, Inc. *
27,733 619,000
PennyMac Financial Services, Inc.
16,823 977,753
Walker & Dunlop, Inc.
4,197 222,441
Waterstone Financial, Inc.
12,334 191,054
2,181,355
Tobacco - 0.2%
Turning Point Brands, Inc.
9,284 259,024
Vector Group Ltd.
16,748 162,288
421,312
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.
5,039 277,649
Foundation Building Materials,
Inc. * 4,660 73,255
GMS, Inc. *
12,755 307,396
Lawson Products, Inc. *
2,603 106,801
Rush Enterprises, Inc., Class A
5,884 297,377
SiteOne Landscape Supply, Inc. *
8,925 1,088,404
Systemax, Inc.
7,714 184,673
Textainer Group Holdings Ltd.
(China) * 4,494 63,635
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.4% (continued)
Triton International Ltd.
11,892 483,648
2,882,838
Water Utilities - 0.2%
American States Water Co.
2,329 174,558
Cadiz, Inc. *(a)
8,618 85,577
Middlesex Water Co.
1,127 70,043
York Water Co. (The)
3,028 127,994
458,172
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications
Co. 9,666 429,509
TOTAL COMMON STOCKS
(Cost $158,502,822) 199,705,262
SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment
Fund, 0.12% (c)
(Cost $6,773,127) 6,773,626 6,772,271
SECURITIES LENDING COLLATERAL - 4.3%
Investment Companies - 4.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(c)(d) 1,179,164 1,179,164
Limited Purpose Cash Investment
Fund 0.12% (c)(d) 7,681,578 7,680,042
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,860,742) 8,859,206
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.1%
(Cost $174,136,691) 215,336,739
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.1)% (e) (8,536,443)
NET ASSETS - 100.0% 206,800,296

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,770,937 2.3%
Consumer Discretionary 33,992,375 16.4
Consumer Staples 10,131,131 4.9
Energy 2,601,041 1.2
Financials 15,278,628 7.4
Health Care 52,726,353 25.5
Industrials 29,310,016 14.2
Information Technology 32,285,260 15.6
Materials 6,954,830 3.3
Real Estate 10,018,570 4.9
Utilities 1,636,121 0.8
Short-Term Investments 6,772,271 3.3
Securities Lending Collateral 8,859,206 4.3
Total Investments In Securities
At Value 215,336,739 104.1
Liabilities in Excess of Other
Assets (e) (8,536,443) (4.1)
Net Assets
$ 206,800,296 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $8,540,860.
(b) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 84 12/2020 USD $ 6,318,480 $ (180,469)
$ (180,469)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 706,316 $ 706,316

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Australia - 4.3%
Afterpay Ltd. * 23,560 1,388,735
ASX Ltd. 7,448 435,452
AusNet Services 141,964 191,642
BHP Group plc 49,874 1,064,020
Coles Group Ltd. 77,730 946,967
CSL Ltd. 21,751 4,493,036
Evolution Mining Ltd. 171,985 718,456
Fortescue Metals Group Ltd. 196,520 2,308,723
Goodman Group, REIT 73,776 955,210
Macquarie Group Ltd. 4,397 381,151
Magellan Financial Group Ltd. 13,377 551,721
Northern Star Resources Ltd. 61,531 609,713
REA Group Ltd. 6,482 516,154
Rio Tinto plc 35,295 2,123,788
Wesfarmers Ltd. 48,612 1,553,847
Woolworths Group Ltd. 11,550 302,017
18,540,632
—
Austria - 0.0% (a)
ANDRITZ AG 6,457 199,300
Belgium - 0.7%
Elia Group SA/NV 2,663 266,216
Galapagos NV * 4,150 588,345
Sofina SA 1,469 401,047
UCB SA 10,679 1,212,854
Umicore SA 13,311 553,665
3,022,127
—
Brazil - 0.3%
Wheaton Precious Metals Corp.
(1)(b) 29,080 1,426,756
Canada - 7.4%
Agnico Eagle Mines Ltd. (1) 16,234 1,293,429
Algonquin Power & Utilities Corp.
(1) 37,913 550,665
Alimentation Couche-Tard, Inc.,
Class B (1) 15,527 540,713
B2Gold Corp. (1) 78,949 514,053
Barrick Gold Corp. (1) 77,444 2,175,214
Brookfield Asset Management, Inc.,
Class A (1) 51,446 1,702,310
Canadian National Railway Co. (1) 12,955 1,379,707
Canadian Pacific Railway Ltd. (1) 6,968 2,119,626
Constellation Software, Inc. (1) 1,370 1,522,356
Enbridge, Inc. (1) 59,372 1,734,498
Franco-Nevada Corp. (1) 11,189 1,563,544
Hydro One Ltd. (1)(c) 35,704 756,687
Intact Financial Corp. (1) 11,818 1,265,450
International Petroleum Corp. *(b) 14,226 25,999
Kinross Gold Corp. (1)* 110,662 976,515
Magna International, Inc. (1) 5,280 241,606
Metro, Inc. (1) 12,617 605,385
National Bank of Canada (1) 16,365 812,873
Open Text Corp. (1)(b) 8,179 345,698
Pan American Silver Corp. (1) 23,405 752,482
Quebecor, Inc., Class B (1) 5,379 134,561
Ritchie Bros Auctioneers, Inc. (1) 5,627 333,719
Shopify, Inc., Class A (1)*(b) 5,501 5,625,518
INVESTMENTS SHARES VALUE ($)
Canada - 7.4% (continued)
Sun Life Financial, Inc. (1)(b) 20,983 855,047
TC Energy Corp. (1) 16,868 708,138
Thomson Reuters Corp. (1) 25,328 2,021,218
TMX Group Ltd. (1) 2,052 211,033
WSP Global, Inc. (1) 10,798 709,081
Yamana Gold, Inc. (1) 86,737 493,109
31,970,234
—
Chile - 0.1%
Antofagasta plc 35,465 468,040
Lundin Mining Corp. (1) 19,508 108,854
576,894
—
China - 0.2%
Wilmar International Ltd. 284,300 923,079
Denmark - 5.0%
Ambu A/S, Class B 23,822 670,813
AP Moller - Maersk A/S, Class B 664 1,049,705
Coloplast A/S, Class B 10,838 1,717,705
Danske Bank A/S * 17,377 235,043
DSV Panalpina A/S 13,976 2,266,952
Genmab A/S * 4,587 1,664,648
GN Store Nord A/S 5,001 376,759
Novo Nordisk A/S, Class B 99,261 6,877,257
Novozymes A/S, Class B 14,937 938,826
Orsted A/S (c) 21,514 2,964,199
Pandora A/S 9,161 660,854
Vestas Wind Systems A/S 13,765 2,224,514
21,647,275
—
Finland - 2.2%
Elisa OYJ 14,492 852,002
Kone OYJ, Class B 29,838 2,619,880
Neste OYJ 34,368 1,809,810
Nordea Bank Abp 213,486 1,622,223
Orion OYJ, Class B 13,061 591,750
Stora Enso OYJ, Class R (b) 46,212 723,314
UPM- Kymmene OYJ 45,225 1,376,510
9,595,489
—
France - 6.5%
Air Liquide SA 11,920 1,889,436
Alstom SA * 9,203 459,717
BioMerieux 5,532 865,926
Bouygues SA 5,122 176,998
Dassault Systemes SE 11,319 2,111,923
EssilorLuxottica SA * 13,556 1,845,465
Hermes International 3,240 2,790,460
Iliad SA 4,224 774,826
Kering SA 1,207 800,655
Legrand SA 2,988 237,992
L'Oreal SA 5,953 1,937,280
LVMH Moet Hennessy Louis
Vuitton SE 8,793 4,114,251
Sanofi 49,686 4,979,126
Sartorius Stedim Biotech 4,255 1,468,668
Schneider Electric SE 19,529 2,427,434
Teleperformance 1,125 346,840
Ubisoft Entertainment SA * 3,711 334,465

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
France - 6.5% (continued)
Worldline SA *(c) 6,697 548,372
28,109,834
—
Germany - 10.2%
Bayer AG (Registered) 38,155 2,353,924
Brenntag AG 11,744 746,705
Carl Zeiss Meditec AG 959 121,122
Delivery Hero SE *(c) 15,138 1,736,923
Deutsche Bank AG (Registered) * 125,676 1,059,375
Deutsche Boerse AG 9,343 1,638,018
Deutsche Post AG (Registered) 61,987 2,812,695
Deutsche Telekom AG (Registered) 89,738 1,494,142
Deutsche Wohnen SE 10,574 528,481
E.ON SE 97,476 1,074,421
Evonik Industries AG 15,476 400,348
Fresenius Medical Care AG & Co.
KGaA 9,993 844,776
GEA Group AG 15,178 531,810
Hannover Rueck SE 7,005 1,084,450
Infineon Technologies AG 66,296 1,868,606
KION Group AG 8,029 685,590
Knorr- Bremse AG 3,051 359,291
LEG Immobilien AG 2,000 285,078
Merck KGaA 16,305 2,377,145
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,207 1,577,928
Nemetschek SE 7,657 559,660
Puma SE * 11,218 1,008,444
RWE AG 40,819 1,528,646
SAP SE 26,965 4,198,941
Scout24 AG (c) 6,471 564,446
Siemens AG (Registered) 38,510 4,863,393
Siemens Energy AG (1)* 19,255 519,237
Siemens Healthineers AG (c) 33,085 1,485,135
Symrise AG 9,258 1,278,738
Telefonica Deutschland Holding AG 43,997 112,445
Uniper SE 4,450 143,642
United Internet AG (Registered) 10,956 418,988
Vonovia SE 27,619 1,893,365
Zalando SE *(c) 16,121 1,506,184
43,662,092
—
Hong Kong - 1.2%
AIA Group Ltd. 91,600 910,513
CLP Holdings Ltd. 14,000 130,722
Hang Lung Properties Ltd. 73,000 186,045
Hong Kong Exchanges & Clearing
Ltd. 47,200 2,221,868
Pacific Century Premium
Developments Ltd. * 34,884 9,199
PCCW Ltd. 323,000 193,226
Techtronic Industries Co. Ltd. 100,500 1,336,218
WH Group Ltd. (c) 264,000 215,347
5,203,138
—
Italy - 2.7%
DiaSorin SpA 5,067 1,019,440
Enel SpA 461,535 4,004,239
Ferrari NV 10,880 1,996,686
INVESTMENTS SHARES VALUE ($)
Italy - 2.7% (continued)
FinecoBank Banca Fineco SpA * 31,262 430,594
Infrastrutture Wireless Italiane SpA
(c) 85,709 945,567
Nexi SpA *(c) 52,212 1,046,445
Prysmian SpA 9,142 265,371
Recordati Industria Chimica e
Farmaceutica SpA 15,986 818,883
Terna Rete Elettrica Nazionale SpA 154,257 1,079,306
11,606,531
—
Japan - 28.7%
Acom Co. Ltd. 49,000 213,144
Advantest Corp. 18,100 880,395
Aeon Co. Ltd. 40,200 1,081,414
Asahi Intecc Co. Ltd. 26,200 823,431
Astellas Pharma, Inc. 85,700 1,277,495
Bandai Namco Holdings, Inc. 14,100 1,033,108
Benesse Holdings, Inc. 7,700 198,190
Casio Computer Co. Ltd. 22,400 362,707
Chugai Pharmaceutical Co. Ltd. 61,100 2,741,892
Chugoku Electric Power Co., Inc.
(The) 26,000 325,073
Cosmos Pharmaceutical Corp. 5,400 941,061
CyberAgent , Inc. 4,000 247,006
Daifuku Co. Ltd. 9,200 928,624
Daiichi Sankyo Co. Ltd. 107,400 3,296,939
Daikin Industries Ltd. 12,200 2,254,247
Daiwa House REIT Investment
Corp., REIT 107 273,030
Disco Corp. 3,400 831,316
Eisai Co. Ltd. 15,100 1,379,118
FANUC Corp. 2,800 537,364
Fujitsu Ltd. 14,700 2,008,280
GLP J-REIT, REIT 153 235,481
GMO Payment Gateway, Inc. 5,500 589,175
Hamamatsu Photonics KK 9,300 469,991
Hikari Tsushin, Inc. 3,000 715,767
Hirose Electric Co. Ltd. 1,800 232,570
Hisamitsu Pharmaceutical Co., Inc. 6,400 327,198
Hitachi Construction Machinery Co.
Ltd. 5,400 195,684
Hitachi Metals Ltd. 20,100 309,944
Honda Motor Co. Ltd. 39,200 930,894
Hoshizaki Corp. 3,300 263,328
Hoya Corp. 22,500 2,540,617
Hulic Co. Ltd. 19,900 186,725
Ito En Ltd. 7,500 534,887
ITOCHU Corp. 82,300 2,107,361
Itochu Techno-Solutions Corp. 18,300 694,219
Japan Airport Terminal Co. Ltd. 4,900 217,082
JSR Corp. 13,100 311,363
Kakaku.com, Inc. 18,700 493,005
KDDI Corp. 89,400 2,248,549
Keihan Holdings Co. Ltd. 3,800 157,782
Keyence Corp. 10,160 4,749,589
Kikkoman Corp. 4,700 260,727
Kobayashi Pharmaceutical Co. Ltd. 6,500 628,069
Kobe Bussan Co. Ltd. 13,400 737,954
Kurita Water Industries Ltd. 6,600 218,253
Kyowa Kirin Co. Ltd. 30,300 862,243

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Japan - 28.7% (continued)
Lasertec Corp. 10,800 887,748
Lawson, Inc. 5,200 247,950
LINE Corp. * 18,800 956,949
Lion Corp. 13,400 275,090
M3, Inc. 41,500 2,567,035
Makita Corp. 6,700 320,657
McDonald's Holdings Co. Japan
Ltd. 6,700 325,875
Mercari , Inc. * 6,700 309,630
MINEBEA MITSUMI, Inc. 15,100 287,628
Mitsubishi Electric Corp. 47,500 644,537
Mitsubishi Gas Chemical Co., Inc. 13,500 251,147
Mitsui & Co. Ltd. 63,600 1,092,827
Miura Co. Ltd. 12,000 588,588
MonotaRO Co. Ltd. 23,500 1,167,268
Murata Manufacturing Co. Ltd. 30,700 1,996,334
Nabtesco Corp. 6,900 250,514
Nexon Co. Ltd. 54,200 1,351,953
NGK Insulators Ltd. 13,700 195,615
Nidec Corp. 3,400 318,845
Nihon M&A Center, Inc. 14,000 800,932
Nintendo Co. Ltd. 6,300 3,570,154
Nippon Paint Holdings Co. Ltd. 19,700 2,028,043
Nippon Prologis REIT, Inc., REIT 172 580,030
Nippon Shinyaku Co. Ltd. 3,600 296,402
Nippon Telegraph & Telephone
Corp. 37,200 759,500
Nissan Chemical Corp. 8,300 442,473
Nissin Foods Holdings Co. Ltd. 8,500 798,558
Nitori Holdings Co. Ltd. 7,700 1,597,379
Nitto Denko Corp. 5,600 364,833
Nomura Holdings, Inc. 193,100 882,454
Nomura Research Institute Ltd. 47,000 1,383,891
NTT DOCOMO, Inc. 116,100 4,266,224
Obic Co. Ltd. 8,700 1,530,005
Olympus Corp. 95,600 1,988,073
Omron Corp. 13,400 1,047,694
Ono Pharmaceutical Co. Ltd. 41,400 1,302,190
Oracle Corp. Japan 8,700 939,399
Osaka Gas Co. Ltd. 11,600 225,841
Otsuka Corp. 9,300 475,243
Otsuka Holdings Co. Ltd. 25,200 1,067,606
Pan Pacific International Holdings
Corp. 42,600 992,081
Panasonic Corp. 88,400 752,998
Recruit Holdings Co. Ltd. 37,300 1,481,383
Renesas Electronics Corp. * 72,900 535,060
Rinnai Corp. 3,000 292,624
Santen Pharmaceutical Co. Ltd. 37,200 760,587
Secom Co. Ltd. 5,100 466,729
Sega Sammy Holdings, Inc. 19,100 232,791
Sekisui Chemical Co. Ltd. 14,500 231,931
Sekisui House Ltd. 38,800 687,564
SG Holdings Co. Ltd. 14,500 754,488
Sharp Corp. (b) 18,900 235,102
Shimadzu Corp. 14,000 426,109
Shimano, Inc. 2,300 454,009
Shimizu Corp. 35,600 268,002
Shin-Etsu Chemical Co. Ltd. 20,200 2,643,257
Shionogi & Co. Ltd. 3,300 176,630
INVESTMENTS SHARES VALUE ($)
Japan - 28.7% (continued)
SMC Corp. 3,500 1,952,429
SoftBank Corp. 13,300 148,619
SoftBank Group Corp. 49,500 3,062,791
Sohgo Security Services Co. Ltd. 4,000 190,545
Sony Corp. 58,300 4,468,230
Square Enix Holdings Co. Ltd. 11,900 787,558
Stanley Electric Co. Ltd. 5,600 161,387
SUMCO Corp. 31,100 438,793
Sundrug Co. Ltd. 13,600 512,651
Sysmex Corp. 9,700 928,115
Takeda Pharmaceutical Co. Ltd. 43,600 1,558,392
TDK Corp. 8,200 895,381
Terumo Corp. 31,200 1,242,219
THK Co. Ltd. 5,200 130,861
TIS, Inc. 14,800 314,352
Tobu Railway Co. Ltd. 12,400 383,182
Toho Gas Co. Ltd. 10,900 539,341
Tokyo Century Corp. 3,700 201,672
Tokyo Electron Ltd. 8,500 2,220,665
Toshiba Corp. 6,800 173,465
Tosoh Corp. 7,800 126,641
Toyo Suisan Kaisha Ltd. 9,600 506,940
Toyoda Gosei Co. Ltd. 7,500 172,208
Toyota Motor Corp. 22,300 1,480,051
Trend Micro, Inc. 4,400 268,130
Tsuruha Holdings, Inc. 6,500 921,486
Unicharm Corp. 30,800 1,377,478
Welcia Holdings Co. Ltd. 23,600 1,037,335
Yamada Holdings Co. Ltd. 39,500 196,984
Yamato Holdings Co. Ltd. 4,900 129,078
Yaskawa Electric Corp. 6,600 258,213
Z Holdings Corp. 280,100 1,870,907
123,282,849
—
Jordan - 0.1%
Hikma Pharmaceuticals plc 8,384 281,009
Luxembourg - 0.2%
Eurofins Scientific SE * 1,240 982,287
Macau - 0.0% (a)
Galaxy Entertainment Group Ltd. 29,000 196,060
Netherlands - 4.3%
Adyen NV *(c) 1,590 2,932,730
Akzo Nobel NV 2,635 266,321
Altice Europe NV * 76,081 362,231
ASML Holding NV 20,829 7,693,672
Just Eat Takeaway.com NV *(c) 5,276 590,631
Koninklijke Ahold Delhaize NV 9,297 274,800
Koninklijke DSM NV 13,395 2,205,241
Koninklijke Philips NV * 26,215 1,237,850
Koninklijke Vopak NV 4,097 230,594
NN Group NV 8,347 312,877
Randstad NV * 2,316 120,769
Wolters Kluwer NV 25,073 2,138,789
18,366,505
—

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Norway - 0.2%
Gjensidige Forsikring ASA 12,009 243,719
Orkla ASA 28,389 286,515
Schibsted ASA, Class B * 6,699 266,886
797,120
—
Portugal - 0.1%
EDP - Energias de Portugal SA 114,329 562,148
Singapore - 0.4%
Ascendas , REIT 220,000 526,445
Mapletree Logistics Trust, REIT 266,500 401,420
Singapore Exchange Ltd. 58,300 393,214
Venture Corp. Ltd. 16,500 234,284
1,555,363
—
South Africa - 0.2%
Anglo American plc 32,423 784,429
Spain - 1.6%
Cellnex Telecom SA (c) 24,619 1,494,439
Enagas SA 8,348 192,615
Endesa SA 19,574 523,565
Ferrovial SA 43,348 1,052,941
Iberdrola SA 305,494 3,760,201
7,023,761
—
Sweden - 5.3%
Alfa Laval AB * 17,054 376,459
Atlas Copco AB, Class A 66,012 3,147,373
Boliden AB 17,545 520,571
Epiroc AB, Class A 65,913 954,832
Evolution Gaming Group AB (c) 16,736 1,105,800
Hennes & Mauritz AB, Class B (b) 15,726 270,927
Hexagon AB, Class B * 13,114 990,540
Industrivarden AB, Class C * 16,099 428,132
Investment AB Latour , Class B 36,700 862,226
Investor AB, Class B 36,449 2,380,840
Kinnevik AB, Class B 18,469 749,626
L E Lundbergforetagen AB, Class
B * 13,616 672,754
Nibe Industrier AB, Class B * 43,874 1,127,609
Sandvik AB * 63,290 1,237,657
Skandinaviska Enskilda Banken
AB, Class A * 53,851 478,282
Skanska AB, Class B 32,463 685,574
SKF AB, Class B 44,832 924,910
Svenska Cellulosa AB SCA, Class
B * 65,556 898,737
Svenska Handelsbanken AB, Class
A * 65,678 549,513
Swedbank AB, Class A * 35,857 561,363
Swedish Match AB 11,312 924,945
Telefonaktiebolaget LM Ericsson,
Class B 68,440 748,955
Volvo AB, Class B * 121,800 2,339,761
22,937,386
—
INVESTMENTS SHARES VALUE ($)
Switzerland - 7.5%
ABB Ltd. (Registered) 90,769 2,307,698
Banque Cantonale Vaudoise
(Registered) 3,212 325,958
Chocoladefabriken Lindt &
Spruengli AG 98 827,216
EMS- Chemie Holding AG
(Registered) 849 762,797
Geberit AG (Registered) 2,660 1,573,721
Givaudan SA (Registered) 468 2,020,735
Kuehne + Nagel International AG
(Registered) 3,223 625,821
LafargeHolcim Ltd. (Registered) * 3,361 152,991
Logitech International SA
(Registered) 11,377 881,287
Lonza Group AG (Registered) 3,920 2,419,171
Nestle SA (Registered) 2,066 245,879
Partners Group Holding AG 1,444 1,328,197
Roche Holding AG 33,184 11,366,866
Sika AG (Registered) 9,247 2,270,618
STMicroelectronics NV 36,968 1,133,809
Straumann Holding AG
(Registered) 737 745,550
Swiss Prime Site AG (Registered) 6,533 593,325
Swisscom AG (Registered) 1,823 965,749
Zurich Insurance Group AG 5,247 1,829,709
32,377,097
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(d) 13,256 —
United Kingdom - 5.9%
Admiral Group plc 13,052 440,182
Ashtead Group plc 29,553 1,064,245
AstraZeneca plc 66,434 7,258,875
BAE Systems plc 117,483 729,630
Berkeley Group Holdings plc 6,646 362,292
British American Tobacco plc 88,874 3,188,027
Bunzl plc 10,364 334,616
Croda International plc 4,518 364,448
Experian plc 35,906 1,349,146
GVC Holdings plc 13,660 171,081
Halma plc 8,532 257,768
Intertek Group plc 10,882 887,934
JD Sports Fashion plc 40,506 422,828
London Stock Exchange Group plc 13,666 1,567,721
National Grid plc 141,616 1,626,624
Ocado Group plc * 26,048 921,299
Persimmon plc 17,669 563,083
Reckitt Benckiser Group plc 9,360 912,650
Rentokil Initial plc 62,488 431,908
Severn Trent plc 3,954 124,491
Spirax-Sarco Engineering plc 1,913 272,415
SSE plc 23,902 372,015
Tesco plc 488,434 1,339,925
United Utilities Group plc 35,450 391,594
Vodafone Group plc 114,341 151,551
25,506,348
—
United States - 0.2%
Ferguson plc 7,344 739,030

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 46,368 413,344
TOTAL COMMON STOCKS
(Cost $320,980,795) 412,288,117
SHORT-TERM INVESTMENTS - 3.5%
INVESTMENT COMPANIES - 3.5%
Limited Purpose Cash Investment
Fund, 0.12% (1)(e)
(Cost $15,006,341) 15,007,950 15,004,949
SECURITIES LENDING COLLATERAL - 0.7%
Investment Companies - 0.7%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(e)(f) 428,639 428,639
Limited Purpose Cash Investment
Fund 0.12% (1)(e)(f) 2,792,341 2,791,783
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,220,980) 3,220,422
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $339,208,116) 430,513,488
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (g) 834,391
NET ASSETS - 100.0% 431,347,879
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 29,344,894 6.8%
Consumer Discretionary 38,690,885 9.0
Consumer Staples 23,332,343 5.4
Energy 4,509,039 1.0
Financials 30,955,454 7.2
Health Care 83,955,105 19.5
Industrials 74,194,334 17.2
Information Technology 57,903,636 13.4
Materials 40,895,465 9.5
Real Estate 6,653,833 1.5
Utilities 21,853,129 5.1
Short-Term Investments 15,004,949 3.5
Securities Lending Collateral 3,220,422 0.7
Total Investments In Securities
At Value 430,513,488 99.8
Other Assets in Excess of
Liabilities (g) 834,391 0.2
Net Assets
$ 431,347,879 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$3,276,198.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $17,892,905, which represents approximately 4.15% of net assets of the fund.
(d) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(e) Represents 7-day effective yield as of September 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $230,761 was received.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 170 12/2020 USD $ 15,752,200 $ (410,094)
$ (410,094)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,966,215 $ 1,966,215

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.
1,737 97,811
General Dynamics Corp.
1,100 152,273
Huntington Ingalls Industries, Inc.
1,500 211,125
Lockheed Martin Corp.
5,283 2,024,868
Northrop Grumman Corp.
5,286 1,667,680
Teledyne Technologies, Inc. *
513 159,138
4,312,895
Air Freight & Logistics - 0.1%
FedEx Corp.
328 82,499
XPO Logistics, Inc. *
2,837 240,180
322,679
Airlines - 0.1%
Southwest Airlines Co. 6,380 239,250
Auto Components - 0.0% (a)
BorgWarner, Inc. 2,739 106,109
Automobiles - 2.3%
Tesla, Inc. *
12,864 5,518,785
Thor Industries, Inc.
5,102 486,016
6,004,801
Banks - 0.2%
First Republic Bank
4,040 440,602
SVB Financial Group *
700 168,434
609,036
Beverages - 0.9%
Constellation Brands, Inc., Class A
4,147 785,898
Monster Beverage Corp. *
4,800 384,960
PepsiCo, Inc.
7,857 1,088,980
2,259,838
Biotechnology - 2.8%
AbbVie, Inc.
14,731 1,290,288
Alnylam Pharmaceuticals, Inc. *
1,125 163,800
Amgen, Inc.
5,168 1,313,499
Biogen, Inc. *
917 260,135
BioMarin Pharmaceutical, Inc. *
4,256 323,796
Exact Sciences Corp. *
2,044 208,386
Immunomedics , Inc. *
8,411 715,187
Incyte Corp. *
2,867 257,285
Iovance Biotherapeutics , Inc. *
11,060 364,095
Neurocrine Biosciences, Inc. *
810 77,890
Regeneron Pharmaceuticals, Inc. *
986 551,943
Sarepta Therapeutics, Inc. *
2,156 302,767
Seattle Genetics, Inc. *
3,005 588,048
United Therapeutics Corp. *
1,881 189,981
Vertex Pharmaceuticals, Inc. *
2,725 741,527
7,348,627
INVESTMENTS SHARES VALUE ($)
Building Products - 0.5%
A O Smith Corp.
4,045 213,576
Fortune Brands Home & Security,
Inc. 1,893 163,782
Lennox International, Inc.
462 125,946
Masco Corp.
3,043 167,761
Trane Technologies plc
3,592 435,530
Trex Co., Inc. *
4,948 354,277
1,460,872
Capital Markets - 2.2%
Ameriprise Financial, Inc.
835 128,682
BlackRock, Inc.
365 205,696
Cboe Global Markets, Inc.
1,552 136,172
CME Group, Inc.
4,233 708,223
Intercontinental Exchange, Inc.
4,335 433,717
LPL Financial Holdings, Inc.
9,563 733,195
MarketAxess Holdings, Inc.
437 210,455
Moody's Corp.
2,295 665,206
Morgan Stanley
13,359 645,908
Morningstar, Inc.
494 79,341
MSCI, Inc.
1,404 500,919
Northern Trust Corp.
2,636 205,529
S&P Global, Inc.
3,044 1,097,666
5,750,709
Chemicals - 1.3%
Air Products and Chemicals, Inc.
1,700 506,362
Albemarle Corp.
1,235 110,261
Chemours Co. (The)
16,064 335,898
Ecolab, Inc.
2,300 459,632
Element Solutions, Inc. *
8,252 86,729
FMC Corp.
1,056 111,841
Linde plc (United Kingdom)
1,465 348,860
PPG Industries, Inc.
1,826 222,918
Scotts Miracle- Gro Co. (The)
3,000 458,730
Sherwin-Williams Co. (The)
961 669,567
3,310,798
Commercial Services & Supplies - 0.4%
ADT, Inc.
37,352 305,166
Cintas Corp.
848 282,240
Copart , Inc. *
2,139 224,937
Republic Services, Inc.
1,427 133,210
Waste Management, Inc.
963 108,983
1,054,536
Communications Equipment - 0.7%
Arista Networks, Inc. *
1,206 249,558
Cisco Systems, Inc.
18,696 736,435
F5 Networks, Inc. *
692 84,957
Lumentum Holdings, Inc. *
5,453 409,684
Ubiquiti, Inc.
2,046 340,986
1,821,620

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.1%
AECOM *
2,693 112,675
Jacobs Engineering Group, Inc.
1,060 98,336
Quanta Services, Inc.
1,416 74,850
285,861
Construction Materials - 0.1%
Vulcan Materials Co. 1,445 195,855
Consumer Finance - 0.3%
Capital One Financial Corp.
3,365 241,809
OneMain Holdings, Inc.
11,245 351,406
Santander Consumer USA
Holdings, Inc. 15,874 288,748
881,963
Containers & Packaging - 0.1%
Ball Corp. 3,413 283,689
Distributors - 0.2%
LKQ Corp. *
6,665 184,820
Pool Corp.
759 253,916
438,736
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B *
612 130,319
Jefferies Financial Group, Inc.
5,954 107,172
237,491
Electric Utilities - 1.2%
Alliant Energy Corp.
3,241 167,398
American Electric Power Co., Inc.
1,717 140,330
NextEra Energy, Inc.
8,783 2,437,810
Xcel Energy, Inc.
5,012 345,878
3,091,416
Electrical Equipment - 0.3%
Eaton Corp. plc
2,334 238,138
Generac Holdings, Inc. *
2,161 418,456
Rockwell Automation, Inc.
332 73,266
729,860
Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp.
5,374 349,847
Coherent, Inc. *
687 76,209
Corning, Inc.
11,812 382,827
Dolby Laboratories, Inc., Class A
1,816 120,365
IPG Photonics Corp. *
1,287 218,751
Jabil, Inc.
8,553 293,026
Keysight Technologies, Inc. *
1,638 161,802
SYNNEX Corp.
1,669 233,760
Trimble, Inc. *
4,200 204,540
Zebra Technologies Corp., Class
A * 696 175,712
2,216,839
INVESTMENTS SHARES VALUE ($)
Entertainment - 1.5%
Activision Blizzard, Inc.
10,763 871,265
Electronic Arts, Inc. *
6,096 794,979
Netflix, Inc. *
2,682 1,341,081
Roku, Inc. *
2,146 405,165
Spotify Technology SA *
1,812 439,537
Take-Two Interactive Software,
Inc. * 733 121,106
3,973,133
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.
6,213 1,501,869
Crown Castle International Corp.
2,366 393,939
CyrusOne , Inc.
1,564 109,527
Digital Realty Trust, Inc.
4,081 598,928
Duke Realty Corp.
3,458 127,600
Equinix , Inc.
459 348,900
Equity LifeStyle Properties, Inc.
5,898 361,547
Extra Space Storage, Inc.
1,500 160,485
Outfront Media, Inc.
5,368 78,104
SBA Communications Corp.
296 94,270
Sun Communities, Inc.
3,161 444,468
4,219,637
Food & Staples Retailing - 1.9%
Casey's General Stores, Inc.
2,884 512,342
Costco Wholesale Corp.
4,841 1,718,555
Kroger Co. (The)
3,759 127,468
Walmart, Inc.
18,759 2,624,572
4,982,937
Food Products - 0.4%
Conagra Brands, Inc.
8,173 291,858
General Mills, Inc.
2,972 183,313
Hain Celestial Group, Inc. (The) *
3,334 114,356
Hershey Co. (The)
707 101,341
Tyson Foods, Inc., Class A
5,543 329,698
1,020,566
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories
10,679 1,162,196
Align Technology, Inc. *
2,008 657,339
Baxter International, Inc.
4,579 368,243
Becton Dickinson and Co.
1,281 298,063
Boston Scientific Corp. *
17,375 663,899
Danaher Corp.
5,248 1,130,052
DexCom , Inc. *
2,521 1,039,232
Edwards Lifesciences Corp. *
9,810 783,034
IDEXX Laboratories, Inc. *
2,339 919,484
Insulet Corp. *
2,487 588,399
Intuitive Surgical, Inc. *
1,449 1,028,123
Masimo Corp. *
1,142 269,581
Medtronic plc
5,559 577,691
Quidel Corp. *
2,670 585,745
ResMed , Inc.
1,105 189,430

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 4.4% (continued)
STERIS plc
836 147,295
Stryker Corp.
2,501 521,133
Tandem Diabetes Care, Inc. *
2,051 232,788
Teleflex, Inc.
1,073 365,271
West Pharmaceutical Services, Inc.
315 86,594
11,613,592
Health Care Providers & Services - 2.5%
Amedisys , Inc. *
322 76,130
AmerisourceBergen Corp.
990 95,951
Anthem, Inc.
3,564 957,255
Centene Corp. *
4,641 270,709
Chemed Corp.
1,112 534,149
CVS Health Corp.
1,243 72,591
HCA Healthcare, Inc.
2,023 252,228
Humana, Inc.
1,257 520,260
Molina Healthcare, Inc. *
614 112,387
UnitedHealth Group, Inc.
11,735 3,658,621
6,550,281
Health Care Technology - 0.5%
Teladoc Health, Inc. *(b)
2,489 545,688
Veeva Systems, Inc., Class A *
3,215 904,026
1,449,714
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. *
653 812,143
Domino's Pizza, Inc.
406 172,664
McDonald's Corp.
1,705 374,230
Starbucks Corp.
9,912 851,639
Wendy's Co. (The)
3,394 75,669
2,286,345
Household Durables - 0.5%
DR Horton, Inc.
3,534 267,276
Garmin Ltd.
3,240 307,346
Lennar Corp., Class A
2,182 178,226
NVR, Inc. *
22 89,829
PulteGroup, Inc.
4,377 202,611
Tempur Sealy International, Inc. *
3,508 312,879
1,358,167
Household Products - 0.6%
Church & Dwight Co., Inc.
1,169 109,547
Procter & Gamble Co. (The)
11,572 1,608,392
1,717,939
Industrial Conglomerates - 0.4%
Honeywell International, Inc.
5,345 879,840
Roper Technologies, Inc.
290 114,582
994,422
INVESTMENTS SHARES VALUE ($)
Insurance - 0.5%
Aon plc, Class A
451 93,041
Arch Capital Group Ltd. *
7,282 212,999
Brown & Brown, Inc.
3,148 142,510
First American Financial Corp.
1,474 75,041
Progressive Corp. (The)
7,933 751,017
RenaissanceRe Holdings Ltd.
513 87,077
1,361,685
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A *
5,584 8,183,911
Facebook, Inc., Class A *
26,910 7,047,729
IAC/InterActiveCorp *
1,557 186,498
Match Group, Inc. *
10,956 1,212,281
Zillow Group, Inc., Class C *
6,621 672,627
17,303,046
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. *
4,824 15,189,474
Booking Holdings, Inc. *
128 218,967
eBay, Inc.
5,946 309,787
Etsy, Inc. *
3,678 447,355
Wayfair, Inc., Class A *
1,051 305,851
16,471,434
IT Services - 7.3%
Accenture plc, Class A
7,038 1,590,518
Akamai Technologies, Inc. *
1,027 113,525
Automatic Data Processing, Inc.
3,597 501,746
Booz Allen Hamilton Holding Corp.
2,401 199,235
Cognizant Technology Solutions
Corp., Class A 4,878 338,631
EPAM Systems, Inc. *
1,173 379,207
Fidelity National Information
Services, Inc. 1,611 237,155
Fiserv, Inc. *
6,637 683,943
FleetCor Technologies, Inc. *
1,395 332,149
Global Payments, Inc.
919 163,196
GoDaddy , Inc., Class A *
1,956 148,597
Jack Henry & Associates, Inc.
1,350 219,497
Leidos Holdings, Inc.
1,392 124,097
Mastercard , Inc., Class A
12,975 4,387,756
MongoDB, Inc. *
963 222,944
Okta , Inc. *
5,414 1,157,784
PayPal Holdings, Inc. *
10,020 1,974,241
Square, Inc., Class A *
5,919 962,133
Twilio , Inc., Class A *
1,838 454,151
VeriSign, Inc. *
939 192,354
Visa, Inc., Class A (b)
23,330 4,665,300
Western Union Co. (The)
5,645 120,972
19,169,131

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.1%
Brunswick Corp.
3,358 197,820
Polaris, Inc.
788 74,340
272,160
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class
A * 155 79,896
Charles River Laboratories
International, Inc. * 1,151 260,644
Illumina, Inc. *
1,395 431,167
IQVIA Holdings, Inc. *
2,083 328,343
Thermo Fisher Scientific, Inc.
5,346 2,360,366
3,460,416
Machinery - 1.6%
Caterpillar, Inc.
4,750 708,463
Colfax Corp. *
3,343 104,837
Deere & Co.
2,753 610,147
Dover Corp.
2,076 224,914
Fortive Corp.
2,886 219,942
Gates Industrial Corp. plc *
10,598 117,850
Illinois Tool Works, Inc.
3,505 677,201
Ingersoll Rand, Inc. *(b)
3,169 112,816
Nordson Corp.
909 174,364
PACCAR, Inc.
1,093 93,211
Parker-Hannifin Corp.
1,500 303,510
Timken Co. (The)
3,877 210,211
Xylem, Inc.
6,645 558,977
4,116,443
Media - 1.6%
Cable One, Inc.
655 1,234,957
Charter Communications, Inc.,
Class A *(b) 3,354 2,094,036
Comcast Corp., Class A
16,044 742,195
Liberty Broadband Corp., Class C *
872 124,583
4,195,771
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.
18,889 295,424
Newmont Corp.
7,682 487,423
Reliance Steel & Aluminum Co.
1,182 120,611
Royal Gold, Inc.
1,271 152,736
1,056,194
Multiline Retail - 0.8%
Dollar General Corp.
3,921 821,920
Dollar Tree, Inc. *
1,759 160,667
Target Corp.
6,843 1,077,225
2,059,812
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 0.2%
Ameren Corp.
4,264 337,197
CMS Energy Corp.
2,100 128,961
466,158
Oil, Gas & Consumable Fuels - 0.0% (a)
EQT Corp. 8,629 111,573
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The),
Class A 3,757 819,965
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.
22,646 1,365,327
Catalent , Inc. *
2,822 241,733
Eli Lilly and Co.
7,307 1,081,582
Horizon Therapeutics plc *
10,745 834,672
Johnson & Johnson
6,239 928,862
Zoetis, Inc.
9,446 1,562,085
6,014,261
Professional Services - 0.5%
CoStar Group, Inc. *
838 711,051
Equifax, Inc.
651 102,142
TransUnion
3,347 281,583
Verisk Analytics, Inc.
906 167,891
1,262,667
Road & Rail - 1.2%
CSX Corp.
10,461 812,506
JB Hunt Transport Services, Inc.
1,506 190,328
Knight-Swift Transportation
Holdings, Inc. 4,498 183,069
Landstar System, Inc.
620 77,804
Norfolk Southern Corp.
2,500 534,975
Old Dominion Freight Line, Inc.
2,934 530,819
Schneider National, Inc., Class B
11,052 273,316
Union Pacific Corp.
2,312 455,163
3,057,980
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. *
16,562 1,357,918
Analog Devices, Inc.
949 110,786
Applied Materials, Inc.
3,864 229,715
Broadcom, Inc.
2,199 801,140
Cree, Inc. *(b)
1,441 91,849
Enphase Energy, Inc. *
9,409 777,089
Entegris , Inc.
9,379 697,235
Inphi Corp. *
3,769 423,070
Intel Corp.
15,346 794,616
KLA Corp.
3,897 755,005
Lam Research Corp.
3,239 1,074,538
Marvell Technology Group Ltd.
14,009 556,157
Microchip Technology, Inc. (b)
2,219 228,025
Micron Technology, Inc. *
4,219 198,124
MKS Instruments, Inc.
3,448 376,625
Monolithic Power Systems, Inc.
867 242,422

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.8% (continued)
NVIDIA Corp.
7,373 3,990,415
Qorvo , Inc. *
1,206 155,586
QUALCOMM, Inc.
10,026 1,179,860
Skyworks Solutions, Inc.
3,805 553,628
SolarEdge Technologies, Inc. *
3,274 780,358
Teradyne, Inc.
5,560 441,798
Texas Instruments, Inc.
12,751 1,820,715
Xilinx, Inc.
2,784 290,204
17,926,878
Software - 14.3%
2U, Inc. *(b)
3,240 109,706
Adobe, Inc. *
10,044 4,925,879
Alteryx, Inc., Class A *(b)
3,266 370,854
ANSYS, Inc. *
2,671 874,031
Atlassian Corp. plc, Class A *
5,509 1,001,481
Autodesk, Inc. *
2,283 527,396
Avalara, Inc. *
3,182 405,196
Coupa Software, Inc. *
3,192 875,374
DocuSign, Inc. *
2,279 490,532
Fair Isaac Corp. *
332 141,226
Fortinet, Inc. *
1,306 153,860
Guidewire Software, Inc. *
2,220 231,479
HubSpot , Inc. *
1,026 299,828
Intuit, Inc.
3,380 1,102,590
Microsoft Corp.
85,460 17,974,802
NortonLifeLock , Inc.
5,285 110,139
Palo Alto Networks, Inc. *
1,095 268,001
Paycom Software, Inc. *
2,422 753,969
Paylocity Holding Corp. *(b)
1,109 179,015
RingCentral, Inc., Class A *
3,782 1,038,575
salesforce.com, Inc. *
6,108 1,535,063
ServiceNow , Inc. *
4,455 2,160,675
Smartsheet , Inc., Class A *
1,825 90,192
Splunk , Inc. *
1,580 297,245
SS&C Technologies Holdings, Inc.
2,522 152,631
Trade Desk, Inc. (The), Class A *
1,107 574,290
VMware, Inc., Class A *(b)
2,320 333,314
Zendesk , Inc. *
3,319 341,592
Zscaler , Inc. *
2,599 365,653
37,684,588
Specialty Retail - 3.0%
AutoNation, Inc. *
2,006 106,178
AutoZone, Inc. *
172 202,554
Best Buy Co., Inc.
2,466 274,441
Burlington Stores, Inc. *
2,806 578,289
CarMax, Inc. *
1,221 112,222
Carvana Co. *
3,989 889,786
Dick's Sporting Goods, Inc.
5,581 323,028
Floor & Decor Holdings, Inc., Class
A * 4,797 358,816
Home Depot, Inc. (The)
7,673 2,130,869
Lowe's Cos., Inc.
5,244 869,770
O'Reilly Automotive, Inc. *
1,264 582,805
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.0% (continued)
Ross Stores, Inc.
6,852 639,429
TJX Cos., Inc. (The)
5,956 331,451
Ulta Beauty, Inc. *
1,053 235,851
Williams-Sonoma, Inc.
2,550 230,622
7,866,111
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.
157,592 18,250,730
Dell Technologies, Inc., Class C *
1,778 120,353
Pure Storage, Inc., Class A *
5,003 76,996
18,448,079
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. *
1,508 496,690
NIKE, Inc., Class B
8,122 1,019,636
1,516,326
Trading Companies & Distributors - 0.2%
Air Lease Corp.
3,456 101,676
Fastenal Co.
3,297 148,662
United Rentals, Inc. *
1,081 188,634
438,972
Water Utilities - 0.2%
American Water Works Co., Inc. 3,183 461,153
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. * 8,471 968,744
TOTAL COMMON STOCKS
(Cost $131,520,714) 249,639,760
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.12% (c)
(Cost $12,697,855) 12,699,616 12,697,076
SECURITIES LENDING COLLATERAL - 0.5%
Investment Companies - 0.5%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(c)(d) 165,610 165,610
Limited Purpose Cash Investment
Fund 0.12% (c)(d) 1,078,851 1,078,635
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,244,461) 1,244,245
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.3%
(Cost $145,463,030) 263,581,081
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.3)% (e) (759,690)
NET ASSETS - 100.0% 262,821,391

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,440,693 10.1%
Consumer Discretionary 38,380,000 14.6
Consumer Staples 10,801,246 4.1
Energy 111,573 0.0 (a)
Financials 8,840,885 3.4
Health Care 36,436,891 13.9
Industrials 18,276,437 7.0
Information Technology 97,267,135 37.0
Materials 4,846,536 1.8
Real Estate 4,219,637 1.6
Utilities 4,018,727 1.5
Short-Term Investments 12,697,076 4.8
Securities Lending Collateral 1,244,245 0.5
Total Investments In Securities
At Value 263,581,081 100.3
Liabilities in Excess of Other
Assets (e) (759,690) (0.3)
Net Assets
$ 262,821,391 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$5,290,359.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $4,153,227 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 61 12/2020 USD $ 10,223,600 $ (37,163)
$ (37,163)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 897,328 $ 897,328

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings, Inc.
*(a) 1,864 74,355
AeroVironment, Inc. *
425 25,504
Ducommun, Inc. *
714 23,505
Kratos Defense & Security
Solutions, Inc. * 2,173 41,895
Maxar Technologies, Inc. (a)
4,619 115,198
Vectrus, Inc. *
926 35,188
315,645
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *
995 24,935
Atlas Air Worldwide Holdings, Inc. *
516 31,424
Forward Air Corp.
274 15,722
Hub Group, Inc., Class A *
806 40,457
112,538
Auto Components - 1.2%
American Axle & Manufacturing
Holdings, Inc. * 2,994 17,275
Cooper Tire & Rubber Co.
1,594 50,530
Fox Factory Holding Corp. *
534 39,692
Gentherm, Inc. *
1,871 76,524
LCI Industries
562 59,735
Standard Motor Products, Inc.
1,077 48,088
Visteon Corp. *(a)
936 64,790
Workhorse Group, Inc. *(a)
7,965 201,355
557,989
Automobiles - 0.2%
Winnebago Industries, Inc. 1,526 78,848
Banks - 1.6%
Allegiance Bancshares, Inc.
846 19,771
Amerant Bancorp, Inc. *
709 6,601
Carter Bank & Trust
1,426 9,483
Community Bank System, Inc.
700 38,122
CVB Financial Corp.
1,183 19,673
Enterprise Financial Services Corp.
616 16,798
First Financial Bankshares, Inc.
2,155 60,146
First Interstate BancSystem, Inc.,
Class A 1,291 41,118
Glacier Bancorp, Inc.
700 22,435
Great Southern Bancorp, Inc.
460 16,661
Independent Bank Corp.
530 27,761
Independent Bank Corp./MI
2,519 31,664
Lakeland Financial Corp.
1,783 73,460
National Bank Holdings Corp.,
Class A 947 24,859
OFG Bancorp
1,492 18,590
Old Second Bancorp, Inc.
2,046 15,335
Republic Bancorp, Inc., Class A
233 6,561
Seacoast Banking Corp. of Florida *
1,369 24,683
ServisFirst Bancshares, Inc.
4,062 138,230
Southside Bancshares, Inc.
813 19,862
INVESTMENTS SHARES VALUE ($)
Banks - 1.6% (continued)
TriCo Bancshares
718 17,584
Triumph Bancorp, Inc. *
1,588 49,450
United Community Banks, Inc.
800 13,544
Westamerica Bancorp
610 33,154
745,545
Beverages - 0.6%
Celsius Holdings, Inc. *
6,722 152,656
Coca-Cola Consolidated, Inc.
141 33,936
National Beverage Corp. *(a)
1,575 107,116
Primo Water Corp.
950 13,490
307,198
Biotechnology - 13.0%
Adverum Biotechnologies, Inc. *
5,990 61,697
Agenus, Inc. *
12,264 49,056
Allakos, Inc. *(a)
1,878 152,963
Amicus Therapeutics, Inc. *
3,180 44,902
Anavex Life Sciences Corp. *(a)
5,750 26,162
Apellis Pharmaceuticals, Inc. *
2,089 63,025
Applied Genetic Technologies
Corp. * 3,829 18,609
Aravive, Inc. *
3,222 15,143
Arcturus Therapeutics Holdings,
Inc. * 1,603 68,769
Arcus Biosciences, Inc. *
3,179 54,488
Ardelyx, Inc. *
7,499 39,370
Arena Pharmaceuticals, Inc. *
711 53,176
Arrowhead Pharmaceuticals, Inc. *
4,216 181,541
Assembly Biosciences, Inc. *
1,627 26,748
Athersys, Inc. *(a)
15,897 30,999
Avid Bioservices, Inc. *
1,371 10,447
BioCryst Pharmaceuticals, Inc. *(a)
8,253 28,349
Biohaven Pharmaceutical Holding
Co. Ltd. * 1,595 103,691
BioSpecifics Technologies Corp. *
397 20,973
Bioxcel Therapeutics, Inc. *
1,953 84,682
BrainStorm Cell Therapeutics, Inc. *
4,708 79,659
Catalyst Pharmaceuticals, Inc. *
7,593 22,551
CEL-SCI Corp. *(a)
4,173 53,206
ChemoCentryx, Inc. *
3,344 183,251
Coherus Biosciences, Inc. *(a)
1,213 22,246
Constellation Pharmaceuticals,
Inc. * 2,313 46,861
ContraFect Corp. *
3,380 17,846
CTI BioPharma Corp. *
704 1,514
Cue Biopharma, Inc. *
2,182 32,839
Cytokinetics, Inc. *(a)
3,367 72,895
Deciphera Pharmaceuticals, Inc. *
2,565 131,584
Denali Therapeutics, Inc. *
4,236 151,776
Dicerna Pharmaceuticals, Inc. *
4,223 75,972
Dyadic International, Inc. *
2,663 20,159
Dynavax Technologies Corp. *
5,554 23,993
Editas Medicine, Inc. *
2,117 59,403
Eidos Therapeutics, Inc. *
1,699 85,850

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Biotechnology - 13.0% (continued)
Emergent BioSolutions, Inc. *
2,323 240,036
Epizyme, Inc. *
3,343 39,882
Fate Therapeutics, Inc. *
3,831 153,125
Fennec Pharmaceuticals, Inc.
(Canada) * 2,351 14,247
Fortress Biotech, Inc. *(a)
10,786 43,575
Genprex, Inc. *(a)
7,230 24,293
Halozyme Therapeutics, Inc. *
6,026 158,363
iBio, Inc. *(a)
22,098 44,859
ImmunoGen, Inc. *
13,641 49,108
Inovio Pharmaceuticals, Inc. *(a)
7,121 82,604
Insmed, Inc. *
3,005 96,581
Intellia Therapeutics, Inc. *
1,686 33,518
Invitae Corp. *(a)
1,037 44,954
IVERIC bio, Inc. *
9,131 51,499
Kadmon Holdings, Inc. *
12,003 47,052
Karyopharm Therapeutics, Inc. *
4,620 67,452
Kiniksa Pharmaceuticals Ltd., Class
A * 3,067 46,986
Krystal Biotech, Inc. *
829 35,688
Kura Oncology, Inc. *
1,831 56,102
MacroGenics, Inc. *
2,889 72,774
Madrigal Pharmaceuticals, Inc. *(a)
206 24,458
MEI Pharma, Inc. *
6,980 21,778
MeiraGTx Holdings plc *
1,258 16,656
Mersana Therapeutics, Inc. *
4,667 86,899
Mirati Therapeutics, Inc. *
1,603 266,178
NantKwest, Inc. *(a)
8,372 58,060
Natera, Inc. *
4,336 313,233
Neoleukin Therapeutics, Inc. *
3,945 47,340
Novavax, Inc. *
2,471 267,733
OPKO Health, Inc. *(a)
13,482 49,749
Ovid therapeutics, Inc. *
7,245 41,586
PDL BioPharma, Inc. *
10,892 34,310
Protagonist Therapeutics, Inc. *
2,676 52,316
PTC Therapeutics, Inc. *
2,436 113,883
Replimune Group, Inc. *
2,186 50,322
Retrophin, Inc. *
1,256 23,186
Scholar Rock Holding Corp. *
1,227 21,706
Selecta Biosciences, Inc. *
9,137 22,660
Seres Therapeutics, Inc. *
9,544 270,191
Soleno Therapeutics, Inc. *
7,524 18,885
Sorrento Therapeutics, Inc. *(a)
14,141 157,672
Syndax Pharmaceuticals, Inc. *
3,146 46,435
Syros Pharmaceuticals, Inc. *
3,940 34,830
TG Therapeutics, Inc. *
6,296 168,481
Translate Bio, Inc. *
4,531 61,667
Ultragenyx Pharmaceutical, Inc. *
731 60,081
VBI Vaccines, Inc. *(a)
18,789 53,736
Veracyte, Inc. *
1,659 53,901
XBiotech, Inc. *(a)
3,855 73,592
Xencor, Inc. *
548 21,257
6,151,874
INVESTMENTS SHARES VALUE ($)
Building Products - 2.7%
AAON, Inc.
2,440 147,010
Advanced Drainage Systems, Inc.
2,731 170,524
Alpha Pro Tech Ltd. *
3,480 51,434
Builders FirstSource, Inc. *
7,061 230,330
Cornerstone Building Brands, Inc. *
1,635 13,047
CSW Industrials, Inc.
564 43,569
Gibraltar Industries, Inc. *
1,568 102,139
Griffon Corp.
1,905 37,224
JELD-WEN Holding, Inc. *
812 18,351
Masonite International Corp. *
1,182 116,309
Patrick Industries, Inc.
963 55,392
PGT Innovations, Inc. *
1,534 26,876
Simpson Manufacturing Co., Inc.
1,148 111,540
UFP Industries, Inc.
2,865 161,901
1,285,646
Capital Markets - 2.1%
Artisan Partners Asset
Management, Inc., Class A 2,573 100,321
B Riley Financial, Inc.
987 24,734
Cohen & Steers, Inc.
1,764 98,326
Focus Financial Partners, Inc.,
Class A * 2,623 86,008
Hamilton Lane, Inc., Class A
3,054 197,258
Houlihan Lokey, Inc.
2,872 169,592
Moelis & Co., Class A
1,966 69,085
Piper Sandler Cos.
500 36,500
PJT Partners, Inc., Class A
1,718 104,128
Stifel Financial Corp.
720 36,403
StoneX Group, Inc. *
382 19,543
Virtus Investment Partners, Inc.
230 31,890
973,788
Chemicals - 0.6%
Amyris, Inc. *(a)
4,849 14,159
Balchem Corp.
346 33,780
Chase Corp.
298 28,429
FutureFuel Corp.
2,098 23,854
Hawkins, Inc.
436 20,100
Innospec, Inc.
637 40,335
Minerals Technologies, Inc.
500 25,550
Sensient Technologies Corp.
523 30,198
Stepan Co.
710 77,390
293,795
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.
1,084 39,739
Brady Corp., Class A
2,355 94,247
Casella Waste Systems, Inc., Class
A * 2,339 130,633
Cimpress plc (Ireland) *
372 27,960
Ennis, Inc.
21 366
Heritage-Crystal Clean, Inc. *
1,063 14,191
HNI Corp.
664 20,836
Kimball International, Inc., Class B
1,371 14,450

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1.4% (continued)
McGrath RentCorp
1,228 73,177
Pitney Bowes, Inc.
2,408 12,786
Tetra Tech, Inc.
2,071 197,781
UniFirst Corp.
167 31,625
657,791
Communications Equipment - 0.9%
ADTRAN, Inc.
1,970 20,202
Calix, Inc. *
4,849 86,215
Harmonic, Inc. *
7,195 40,148
Infinera Corp. *
12,109 74,592
Inseego Corp. *(a)
6,741 69,567
InterDigital, Inc.
582 33,209
NetScout Systems, Inc. *
1,288 28,117
Viavi Solutions, Inc. *
5,262 61,723
413,773
Construction & Engineering - 0.7%
Ameresco, Inc., Class A *
2,545 85,003
Argan, Inc.
593 24,853
Comfort Systems USA, Inc.
445 22,922
Construction Partners, Inc., Class
A * 991 18,036
Dycom Industries, Inc. *
241 12,730
EMCOR Group, Inc.
249 16,860
Great Lakes Dredge & Dock Corp. *
2,616 24,878
HC2 Holdings, Inc. *(a)
6,430 15,560
Sterling Construction Co., Inc. *
2,836 40,158
Tutor Perini Corp. *
1,776 19,767
WillScot Mobile Mini Holdings Corp.
* 1,871 31,208
311,975
Construction Materials - 0.2%
Forterra, Inc. *
5,529 65,353
Summit Materials, Inc., Class A *
1,303 21,551
86,904
Consumer Finance - 0.5%
Encore Capital Group, Inc. *
1,449 55,917
Enova International, Inc. *
1,107 18,144
Green Dot Corp., Class A *
786 39,779
Nelnet, Inc., Class A
400 24,100
PRA Group, Inc. *
2,004 80,060
218,000
Containers & Packaging - 0.1%
UFP Technologies, Inc. * 667 27,627
Diversified Consumer Services - 0.6%
American Public Education, Inc. *
748 21,086
Aspen Group, Inc. *(a)
2,803 31,310
Collectors Universe, Inc.
815 40,334
Franchise Group, Inc.
2,736 69,385
Perdoceo Education Corp. *
3,243 39,694
Strategic Education, Inc.
286 26,160
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.6% (continued)
Universal Technical Institute, Inc. *
4,573 23,231
WW International, Inc. *
2,518 47,515
298,715
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. * 4,176 155,598
Diversified Telecommunication Services - 1.1%
Anterix, Inc. *
581 19,005
Bandwidth, Inc., Class A *
1,169 204,072
Cogent Communications Holdings,
Inc. 1,786 107,249
Consolidated Communications
Holdings, Inc. * 5,327 30,311
Iridium Communications, Inc. *
4,969 127,107
Ooma, Inc. *
2,001 26,113
Vonage Holdings Corp. *
2,700 27,621
541,478
Electric Utilities - 0.2%
Genie Energy Ltd., Class B
1,679 13,432
MGE Energy, Inc.
857 53,700
Otter Tail Corp.
522 18,881
PNM Resources, Inc.
535 22,111
108,124
Electrical Equipment - 2.2%
Atkore International Group, Inc. *
1,098 24,958
Bloom Energy Corp., Class A *
4,592 82,518
Encore Wire Corp.
563 26,135
EnerSys
197 13,223
FuelCell Energy, Inc. *(a)
18,479 39,545
Orion Energy Systems, Inc. *
4,862 36,805
Plug Power, Inc. *(a)
25,053 335,961
Sunrun, Inc. *
3,929 302,808
TPI Composites, Inc. *
490 14,190
Vicor Corp. *
2,088 162,300
1,038,443
Electronic Equipment, Instruments & Components - 2.0%
Akoustis Technologies, Inc. *(a)
2,752 22,456
Badger Meter, Inc.
1,423 93,022
ePlus, Inc. *
518 37,918
Fabrinet (Thailand) *
1,342 84,586
FARO Technologies, Inc. *
474 28,905
II-VI, Inc. *(a)
3,441 139,567
Insight Enterprises, Inc. *
1,123 63,539
Intellicheck, Inc. *
2,582 17,222
Itron, Inc. *
393 23,871
Knowles Corp. *
889 13,246
Luna Innovations, Inc. *
2,329 13,927
Methode Electronics, Inc.
887 25,280
Napco Security Technologies, Inc. *
101 2,373
nLight, Inc. *
1,723 40,456
Novanta, Inc. *
1,257 132,412
OSI Systems, Inc. *
194 15,056

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.0%
(continued)
PAR Technology Corp. *(a)
487 19,728
PC Connection, Inc.
1,362 55,924
Plexus Corp. *
600 42,378
Rogers Corp. *
159 15,592
Sanmina Corp. *
1,383 37,410
TTM Technologies, Inc. *
2,264 25,832
Vishay Intertechnology, Inc.
1,024 15,944
966,644
Entertainment - 0.1%
Eros STX Global Corp. (India) *(a)
9,913 21,908
Glu Mobile, Inc. *
4,688 35,980
57,888
Equity Real Estate Investment Trusts (REITs) - 3.8%
Agree Realty Corp.
1,315 83,687
CareTrust REIT, Inc.
1,045 18,596
Easterly Government Properties,
Inc. 2,888 64,720
EastGroup Properties, Inc.
1,556 201,237
Essential Properties Realty Trust,
Inc. 1,037 18,998
Four Corners Property Trust, Inc.
553 14,151
Gladstone Commercial Corp.
2,247 37,862
Global Net Lease, Inc.
1,708 27,157
Independence Realty Trust, Inc.
5,020 58,182
Industrial Logistics Properties Trust
1,293 28,278
Innovative Industrial Properties, Inc.
354 43,935
Investors Real Estate Trust
655 42,686
Lexington Realty Trust
6,850 71,583
Monmouth Real Estate Investment
Corp. 2,025 28,046
National Storage Affiliates Trust
4,108 134,373
NexPoint Residential Trust, Inc.
1,444 64,041
Office Properties Income Trust
721 14,939
Physicians Realty Trust
2,853 51,097
PS Business Parks, Inc.
923 112,966
QTS Realty Trust, Inc., Class A
2,518 158,684
Safehold, Inc.
2,158 134,012
STAG Industrial, Inc.
3,787 115,466
Terreno Realty Corp.
3,861 211,428
UMH Properties, Inc.
1,668 22,585
Universal Health Realty Income
Trust 544 31,003
1,789,712
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings,
Inc. * 6,419 266,710
Ingles Markets, Inc., Class A
938 35,682
Natural Grocers by Vitamin
Cottage, Inc. 1,957 19,296
Performance Food Group Co. *
686 23,749
PriceSmart, Inc.
1,121 74,490
Rite Aid Corp. *(a)
4,179 39,659
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 1.3% (continued)
SpartanNash Co.
2,803 45,829
United Natural Foods, Inc. *
3,123 46,439
Weis Markets, Inc.
1,230 59,040
610,894
Food Products - 1.7%
B&G Foods, Inc.
2,739 76,062
Cal-Maine Foods, Inc. *
569 21,833
Darling Ingredients, Inc. *
5,350 192,760
Freshpet, Inc. *
2,265 252,887
J & J Snack Foods Corp.
384 50,070
John B Sanfilippo & Son, Inc.
879 66,259
Lancaster Colony Corp.
523 93,512
Seneca Foods Corp., Class A *
570 20,366
Simply Good Foods Co. (The) *
1,133 24,983
798,732
Gas Utilities - 0.2%
Chesapeake Utilities Corp.
258 21,749
ONE Gas, Inc.
842 58,107
79,856
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings, Inc. *
2,842 18,871
Antares Pharma, Inc. *
9,186 24,802
Apyx Medical Corp. *
1,938 9,128
Aspira Women's Health, Inc. *(a)
10,827 33,401
AtriCure, Inc. *
2,112 84,269
Bellerophon Therapeutics, Inc. *
1,811 18,436
BioSig Technologies, Inc. *(a)
1,947 9,599
Cardiovascular Systems, Inc. *
822 32,346
Chembio Diagnostics, Inc. *(a)
3,378 16,417
Co-Diagnostics, Inc. *(a)
2,772 37,671
CONMED Corp.
507 39,886
CryoPort, Inc. *(a)
3,808 180,499
CytoSorbents Corp. *
3,945 31,461
Electromed, Inc. *
1,330 13,845
GenMark Diagnostics, Inc. *
4,987 70,815
Heska Corp. *
669 66,090
Integer Holdings Corp. *
786 46,382
Invacare Corp.
3,554 26,726
iRadimed Corp. *
908 19,413
iRhythm Technologies, Inc. *(a)
1,420 338,116
LeMaitre Vascular, Inc.
558 18,152
Meridian Bioscience, Inc. *
2,016 34,232
Mesa Laboratories, Inc.
247 62,926
Neogen Corp. *
1,469 114,949
Nevro Corp. *
1,590 221,487
NuVasive, Inc. *
708 34,388
OraSure Technologies, Inc. *
4,221 51,370
OrthoPediatrics Corp. *(a)
618 28,379
PAVmed, Inc. *(a)
14,441 25,705
Repro-Med Systems, Inc. *
4,563 32,945
Retractable Technologies, Inc. *
5,837 38,874
STAAR Surgical Co. *
2,477 140,099

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 4.2% (continued)
Stereotaxis, Inc. *
5,229 18,720
Zynex, Inc. *(a)
3,073 53,624
1,994,023
Health Care Providers & Services - 2.8%
Addus HomeCare Corp. *
1,402 132,503
BioTelemetry, Inc. *
876 39,928
Community Health Systems, Inc. *
10,555 44,542
CorVel Corp. *
404 34,514
Ensign Group, Inc. (The)
456 26,019
Fulgent Genetics, Inc. *(a)
2,469 98,859
Hanger, Inc. *
1,594 25,217
Joint Corp. (The) *
910 15,825
LHC Group, Inc. *
1,287 273,565
National Research Corp.
20 984
Ontrak, Inc. *
1,004 60,240
Owens & Minor, Inc.
6,172 154,979
Patterson Cos., Inc.
2,057 49,584
Providence Service Corp. (The) *
400 37,164
R1 RCM, Inc. *
5,870 100,671
RadNet, Inc. *
2,195 33,693
Select Medical Holdings Corp. *
2,988 62,210
Tenet Healthcare Corp. *
2,827 69,290
Triple-S Management Corp., Class
B * 1,082 19,335
US Physical Therapy, Inc.
240 20,851
1,299,973
Health Care Technology - 1.4%
Evolent Health, Inc., Class A *
2,167 26,893
iCAD, Inc. *
3,125 27,531
Inovalon Holdings, Inc., Class A *
7,206 190,599
Inspire Medical Systems, Inc. *
1,262 162,861
NantHealth, Inc. *(a)
9,265 21,680
Omnicell, Inc. *
1,073 80,110
Simulations Plus, Inc.
1,554 117,109
Vocera Communications, Inc. *
809 23,526
650,309
Hotels, Restaurants & Leisure - 3.2%
Caesars Entertainment, Inc. *(a)
4,334 242,964
Churchill Downs, Inc.
1,299 212,802
El Pollo Loco Holdings, Inc. *
2,398 38,848
Papa John's International, Inc.
1,650 135,762
Penn National Gaming, Inc. *
7,558 549,467
Shake Shack, Inc., Class A *
337 21,730
Texas Roadhouse, Inc.
1,820 110,638
Wingstop, Inc.
1,547 211,397
1,523,608
Household Durables - 4.1%
Beazer Homes USA, Inc. *
1,292 17,054
Cavco Industries, Inc. *
264 47,602
Century Communities, Inc. *
1,145 48,468
GoPro, Inc., Class A *
4,659 21,105
INVESTMENTS SHARES VALUE ($)
Household Durables - 4.1% (continued)
Green Brick Partners, Inc. *
1,289 20,753
Helen of Troy Ltd. *
1,276 246,931
Installed Building Products, Inc. *
1,428 145,299
iRobot Corp. *
164 12,448
KB Home
3,855 147,993
La-Z-Boy, Inc.
1,058 33,465
LGI Homes, Inc. *
909 105,599
Lovesac Co. (The) *
753 20,866
M/I Homes, Inc. *
2,076 95,600
MDC Holdings, Inc.
2,730 128,583
Meritage Homes Corp. *
2,834 312,845
Purple Innovation, Inc. *
4,467 111,050
Sonos, Inc. *
3,256 49,426
Taylor Morrison Home Corp. *
1,150 28,278
TopBuild Corp. *
1,380 235,552
TRI Pointe Group, Inc. *
3,809 69,095
Universal Electronics, Inc. *
465 17,549
1,915,561
Household Products - 0.3%
Central Garden & Pet Co., Class A *
1,859 67,184
WD-40 Co.
344 65,123
132,307
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C 5,998 161,706
Insurance - 1.7%
American Equity Investment Life
Holding Co. 667 14,667
AMERISAFE, Inc.
1,080 61,949
CNO Financial Group, Inc.
800 12,832
eHealth, Inc. *
499 39,421
Enstar Group Ltd. *
300 48,450
Goosehead Insurance, Inc., Class A
2,138 185,129
James River Group Holdings Ltd.
1,464 65,192
Kinsale Capital Group, Inc.
742 141,114
RLI Corp.
1,057 88,503
Selective Insurance Group, Inc.
415 21,368
Trupanion, Inc. *(a)
1,495 117,956
Universal Insurance Holdings, Inc.
1,100 15,224
811,805
Interactive Media & Services - 0.2%
EverQuote, Inc., Class A *
1,849 71,445
QuinStreet, Inc. *
1,407 22,287
93,732
Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A *
2,404 59,955
CarParts.com, Inc. *(a)
7,501 81,086
Magnite, Inc. *(a)
6,021 41,816
PetMed Express, Inc. (a)
2,171 68,647
Stamps.com, Inc. *
962 231,794
483,298

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
IT Services - 2.0%
Cardtronics plc, Class A *
938 18,572
CSG Systems International, Inc.
1,036 42,424
EVERTEC, Inc.
3,230 112,113
Evo Payments, Inc., Class A *
1,185 29,447
ExlService Holdings, Inc. *
374 24,673
I3 Verticals, Inc., Class A *(a)
852 21,513
KBR, Inc.
4,407 98,541
Limelight Networks, Inc. *(a)
10,558 60,814
LiveRamp Holdings, Inc. *
334 17,291
ManTech International Corp., Class
A 1,140 78,523
MAXIMUS, Inc.
807 55,207
MoneyGram International, Inc. *(a)
7,239 20,450
NIC, Inc.
3,164 62,331
Perficient, Inc. *
2,002 85,566
Perspecta, Inc.
3,462 67,336
TTEC Holdings, Inc.
1,579 86,134
Tucows, Inc., Class A *(a)
633 43,614
Unisys Corp. *(a)
3,012 32,138
956,687
Leisure Products - 0.8%
Acushnet Holdings Corp.
2,742 92,159
Clarus Corp.
2,078 29,341
Malibu Boats, Inc., Class A *
636 31,520
Nautilus, Inc. *
3,456 59,305
Smith & Wesson Brands, Inc.
2,045 31,739
Sturm Ruger & Co., Inc.
933 57,062
Vista Outdoor, Inc. *
3,328 67,159
368,285
Life Sciences Tools & Services - 1.2%
Luminex Corp.
2,041 53,576
Medpace Holdings, Inc. *
1,799 201,038
NanoString Technologies, Inc. *
2,478 110,767
NeoGenomics, Inc. *(a)
4,795 176,888
Quanterix Corp. *
692 23,348
565,617
Machinery - 2.8%
Alamo Group, Inc.
289 31,221
Albany International Corp., Class A
329 16,289
Altra Industrial Motion Corp.
515 19,040
Astec Industries, Inc.
1,073 58,210
Chart Industries, Inc. *
194 13,632
Columbus McKinnon Corp.
620 20,522
Douglas Dynamics, Inc.
715 24,453
ESCO Technologies, Inc.
1,106 89,099
Evoqua Water Technologies Corp. *
6,237 132,349
Federal Signal Corp.
2,750 80,437
Franklin Electric Co., Inc.
777 45,711
John Bean Technologies Corp.
157 14,427
Kadant, Inc.
620 67,964
Lindsay Corp.
312 30,164
INVESTMENTS SHARES VALUE ($)
Machinery - 2.8% (continued)
Luxfer Holdings plc (United
Kingdom) 1,438 18,047
Meritor, Inc. *
1,948 40,791
Miller Industries, Inc.
867 26,504
Mueller Industries, Inc.
1,733 46,895
Mueller Water Products, Inc., Class
A 2,882 29,944
Proto Labs, Inc. *
311 40,275
RBC Bearings, Inc. *
403 48,848
Rexnord Corp.
2,098 62,604
Shyft Group, Inc. (The)
4,035 76,181
SPX Corp. *
2,755 127,777
SPX FLOW, Inc. *
487 20,853
Standex International Corp.
358 21,194
Tennant Co.
272 16,418
Watts Water Technologies, Inc.,
Class A 1,024 102,554
1,322,403
Marine - 0.1%
Costamare, Inc. (Monaco)
4,254 25,822
Matson, Inc.
1,047 41,974
67,796
Media - 0.4%
Cardlytics, Inc. *(a)
1,637 115,523
Gray Television, Inc. *
1,484 20,435
TechTarget, Inc. *
1,420 62,423
TEGNA, Inc.
1,182 13,889
212,270
Metals & Mining - 1.4%
Caledonia Mining Corp. plc (South
Africa) 1,135 19,284
Century Aluminum Co. *(a)
3,644 25,945
Coeur Mining, Inc. *
4,991 36,834
Commercial Metals Co.
3,145 62,837
Compass Minerals International,
Inc. 899 53,356
Hecla Mining Co.
33,645 170,917
Kaiser Aluminum Corp.
258 13,826
Materion Corp.
343 17,846
Novagold Resources, Inc. (Canada)
* 17,660 209,977
Worthington Industries, Inc.
980 39,964
650,786
Multiline Retail - 0.2%
Big Lots, Inc. 2,055 91,653
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp. *
4,617 12,697
CNX Resources Corp. *
9,275 87,556
Contango Oil & Gas Co. *(a)
10,250 13,735
DHT Holdings, Inc.
3,741 19,304
Frontline Ltd. (Norway) (a)
10,042 65,273

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.2% (continued)
Green Plains, Inc. *
2,204 34,118
International Seaways, Inc.
886 12,944
Nordic American Tankers Ltd.
13,619 47,530
Range Resources Corp.
12,641 83,683
Renewable Energy Group, Inc. *
2,085 111,381
REX American Resources Corp. *
300 19,683
Southwestern Energy Co. *
21,048 49,463
World Fuel Services Corp.
678 14,367
571,734
Paper & Forest Products - 0.6%
Boise Cascade Co.
1,335 53,293
Clearwater Paper Corp. *
1,622 61,539
Louisiana-Pacific Corp.
3,690 108,892
P H Glatfelter Co.
1,708 23,519
Schweitzer-Mauduit International,
Inc. 950 28,870
276,113
Personal Products - 0.4%
Edgewell Personal Care Co. *
704 19,628
elf Beauty, Inc. *
3,020 55,477
Lifevantage Corp. *
1,804 21,774
USANA Health Sciences, Inc. *
752 55,385
Veru, Inc. *
6,111 16,011
168,275
Pharmaceuticals - 3.0%
Agile Therapeutics, Inc. *
9,205 27,983
Amphastar Pharmaceuticals, Inc. *
1,034 19,387
Aquestive Therapeutics, Inc. *
2,788 13,536
Axsome Therapeutics, Inc. *
1,745 124,331
BioDelivery Sciences International,
Inc. * 8,764 32,690
Cara Therapeutics, Inc. *
1,783 22,689
Cassava Sciences, Inc. *(a)
7,722 88,880
Collegium Pharmaceutical, Inc. *
2,113 43,993
Corcept Therapeutics, Inc. *(a)
5,247 91,324
Durect Corp. *(a)
21,394 36,584
Intra-Cellular Therapies, Inc. *
4,174 107,105
Kala Pharmaceuticals, Inc. *(a)
4,091 30,682
Lannett Co., Inc. *
3,207 19,595
Liquidia Technologies, Inc. *
3,289 16,182
Marinus Pharmaceuticals, Inc. *(a)
956 12,284
MyoKardia, Inc. *
2,402 327,465
Ocular Therapeutix, Inc. *
4,977 37,875
Odonate Therapeutics, Inc. *
1,337 17,956
Pacira BioSciences, Inc. *
1,072 64,449
Paratek Pharmaceuticals, Inc. *
5,019 27,153
Prestige Consumer Healthcare,
Inc. * 1,510 54,994
Provention Bio, Inc. *(a)
4,235 54,335
Relmada Therapeutics, Inc. *(a)
1,325 49,846
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.0% (continued)
Revance Therapeutics, Inc. *
3,523 88,568
1,409,886
Professional Services - 0.9%
Acacia Research Corp. *
3,628 12,589
ASGN, Inc. *
766 48,687
Exponent, Inc.
2,074 149,390
Forrester Research, Inc. *
421 13,805
Huron Consulting Group, Inc. *
786 30,913
ICF International, Inc.
419 25,781
Kforce, Inc.
464 14,927
Korn Ferry
851 24,679
Mastech Digital, Inc. *
1,206 21,720
Red Violet, Inc. *
1,048 19,346
TriNet Group, Inc. *
497 29,482
Willdan Group, Inc. *
1,139 29,056
420,375
Real Estate Management & Development - 1.1%
eXp World Holdings, Inc. *
3,870 156,116
Realogy Holdings Corp. *
6,234 58,849
Redfin Corp. *
5,362 267,724
St Joe Co. (The) *
876 18,072
500,761
Road & Rail - 0.9%
ArcBest Corp.
1,360 42,242
Daseke, Inc. *
3,690 19,815
Heartland Express, Inc.
1,079 20,069
Marten Transport Ltd.
3,375 55,080
Saia, Inc. *
976 123,113
Universal Logistics Holdings, Inc.
1,886 39,342
US Xpress Enterprises, Inc., Class
A * 2,404 19,857
Werner Enterprises, Inc.
2,531 106,277
425,795
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries, Inc. *
928 58,408
Ambarella, Inc. *
1,064 55,519
Amkor Technology, Inc. *
10,043 112,482
Atomera, Inc. *(a)
3,428 35,823
Axcelis Technologies, Inc. *
2,040 44,880
Brooks Automation, Inc.
2,292 106,028
Cabot Microelectronics Corp.
1,099 156,948
CEVA, Inc. *
1,339 52,716
CyberOptics Corp. *
1,419 45,181
Diodes, Inc. *
2,487 140,391
DSP Group, Inc. *
1,520 20,034
FormFactor, Inc. *
5,076 126,545
Ichor Holdings Ltd. *
846 18,248
Impinj, Inc. *
670 17,654
Lattice Semiconductor Corp. *
7,857 227,539
MACOM Technology Solutions
Holdings, Inc. * 3,764 128,014

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.4% (continued)
MaxLinear, Inc. *
874 20,312
NeoPhotonics Corp. *
5,442 33,142
PDF Solutions, Inc. *
3,233 60,489
Photronics, Inc. *
3,261 32,480
Power Integrations, Inc.
2,196 121,658
Rambus, Inc. *
4,269 58,443
Semtech Corp. *
1,066 56,455
Silicon Laboratories, Inc. *
633 61,939
SMART Global Holdings, Inc. *
707 19,329
SunPower Corp. *(a)
2,917 36,492
Synaptics, Inc. *
1,762 141,700
Ultra Clean Holdings, Inc. *
2,496 53,564
Veeco Instruments, Inc. *
3,007 35,092
2,077,505
Software - 6.1%
ACI Worldwide, Inc. *
1,294 33,812
Agilysys, Inc. *
1,107 26,745
Alarm.com Holdings, Inc. *
401 22,155
American Software, Inc., Class A
1,477 20,737
Appfolio, Inc., Class A *
1,611 228,456
Appian Corp. *(a)
2,039 132,025
Avaya Holdings Corp. *
3,327 50,570
Blackline, Inc. *
2,728 244,511
Bottomline Technologies DE, Inc. *
698 29,428
Box, Inc., Class A *
2,461 42,723
ChannelAdvisor Corp. *
2,040 29,519
Cloudera, Inc. *
11,881 129,384
Digital Turbine, Inc. *
7,422 242,996
Domo, Inc., Class B *
685 26,256
eGain Corp. *
1,908 27,036
Envestnet, Inc. *
1,229 94,830
Intelligent Systems Corp. *
770 30,015
J2 Global, Inc. *
429 29,695
LivePerson, Inc. *
2,982 155,034
MicroStrategy, Inc., Class A *
200 30,112
MobileIron, Inc. *
5,450 38,205
Model N, Inc. *(a)
1,996 70,419
OneSpan, Inc. *
3,325 69,692
Progress Software Corp.
581 21,311
PROS Holdings, Inc. *
913 29,161
Q2 Holdings, Inc. *
1,945 177,501
Qualys, Inc. *
1,426 139,762
Rapid7, Inc. *(a)
910 55,728
Sailpoint Technologies Holdings,
Inc. * 3,060 121,084
Sapiens International Corp. NV
(Israel) 2,390 73,086
Smith Micro Software, Inc. *(a)
6,220 23,201
SPS Commerce, Inc. *
1,643 127,940
Telenav, Inc. *
898 3,233
Tenable Holdings, Inc. *
398 15,025
Upland Software, Inc. *
616 23,223
Varonis Systems, Inc. *
1,349 155,702
Verint Systems, Inc. *
562 27,077
INVESTMENTS SHARES VALUE ($)
Software - 6.1% (continued)
Veritone, Inc. *(a)
2,185 20,015
VirnetX Holding Corp.
80 422
Workiva, Inc. *
325 18,122
Yext, Inc. *
1,138 17,275
Zix Corp. *
3,091 18,051
2,871,274
Specialty Retail - 3.9%
Aaron's, Inc.
464 26,286
America's Car-Mart, Inc. *
413 35,055
Asbury Automotive Group, Inc. *
536 52,233
At Home Group, Inc. *
1,204 17,892
Boot Barn Holdings, Inc. *
935 26,311
Buckle, Inc. (The)
1,148 23,408
Camping World Holdings, Inc.,
Class A (a) 4,987 148,363
Citi Trends, Inc.
712 17,786
Group 1 Automotive, Inc.
476 42,074
Hibbett Sports, Inc. *
1,254 49,182
Lithia Motors, Inc., Class A
1,236 281,734
Lumber Liquidators Holdings, Inc.
*(a) 1,866 41,145
MarineMax, Inc. *
1,184 30,393
Murphy USA, Inc. *
1,155 148,152
National Vision Holdings, Inc. *
2,883 110,246
ODP Corp. (The)
2,252 43,801
Rent-A-Center, Inc.
2,899 86,651
RH *(a)
943 360,811
Shoe Carnival, Inc.
643 21,592
Signet Jewelers Ltd.
713 13,333
Sleep Number Corp. *
1,053 51,502
Sonic Automotive, Inc., Class A
2,021 81,163
Sportsman's Warehouse Holdings,
Inc. *(a) 5,662 81,023
Zumiez, Inc. *
1,446 40,228
1,830,364
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. *
2,847 24,370
Quantum Corp. *(a)
3,698 17,011
Super Micro Computer, Inc. *
2,927 77,273
118,654
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. *
2,811 120,114
Deckers Outdoor Corp. *
1,224 269,292
Lakeland Industries, Inc. *(a)
2,046 40,511
Rocky Brands, Inc.
1,111 27,586
457,503
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. *
775 18,065
Federal Agricultural Mortgage
Corp., Class C 344 21,899
HomeStreet, Inc.
997 25,683

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Thrifts & Mortgage Finance - 1.2% (continued)
Meta Financial Group, Inc.
1,602 30,790
Mr Cooper Group, Inc. *
5,775 128,898
PennyMac Financial Services, Inc.
4,074 236,781
Premier Financial Corp.
906 14,111
Radian Group, Inc.
1,157 16,904
Walker & Dunlop, Inc.
365 19,345
Waterstone Financial, Inc.
2,000 30,980
543,456
Tobacco - 0.1%
Turning Point Brands, Inc.
470 13,113
Vector Group Ltd.
4,394 42,578
55,691
Trading Companies & Distributors - 1.0%
CAI International, Inc.
1,309 36,037
Foundation Building Materials,
Inc. * 1,027 16,144
GATX Corp.
443 28,241
GMS, Inc. *
2,406 57,985
H&E Equipment Services, Inc.
673 13,231
Lawson Products, Inc. *
283 11,611
Rush Enterprises, Inc., Class A
649 32,800
SiteOne Landscape Supply, Inc. *
1,766 215,364
Systemax, Inc.
754 18,051
Triton International Ltd.
1,310 53,278
482,742
Water Utilities - 0.3%
American States Water Co.
928 69,554
Cadiz, Inc. *(a)
2,241 22,253
Middlesex Water Co.
1,085 67,433
159,240
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 1,505 66,875
TOTAL COMMON STOCKS
(Cost $34,253,062) 44,723,082
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 0.12% (b)
(Cost $2,191,232) 2,191,322 2,190,884
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 9.8%
Investment Companies - 9.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(b)(c) 617,008 617,008
Limited Purpose Cash Investment
Fund 0.12% (b)(c) 4,019,452 4,018,647
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,636,460) 4,635,655
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 109.2%
(Cost $41,080,754) 51,549,621
LIABILITIES IN EXCESS OF OTHER
ASSETS - (9.2)% (d) (4,347,367)
NET ASSETS - 100.0% 47,202,254
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 972,242 2.1%
Consumer Discretionary 7,605,825 16.1
Consumer Staples 2,073,097 4.4
Energy 571,734 1.2
Financials 3,448,191 7.3
Health Care 12,071,682 25.6
Industrials 6,441,149 13.6
Information Technology 7,404,538 15.7
Materials 1,335,226 2.8
Real Estate 2,290,473 4.9
Utilities 508,925 1.1
Short-Term Investments 2,190,884 4.6
Securities Lending Collateral 4,635,655 9.8
Total Investments In Securities
At Value 51,549,621 109.2
Liabilities in Excess of Other
Assets (d) (4,347,367) (9.2)
Net Assets
$ 47,202,254 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $5,216,124.
(b) Represents 7-day effective yield as of September 30, 2020.
(c) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $765,714 was received.
(d) Includes appreciation/(depreciation) on futures contracts.

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 25 12/2020 USD $ 1,880,500 $ (20,866)
$ (20,866)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 177,363 $ 177,363

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Australia - 4.4%
Afterpay Ltd. * 5,672 334,334
Aristocrat Leisure Ltd. 3,308 72,143
ASX Ltd. 900 52,619
BHP Group plc 7,337 156,529
Cochlear Ltd. 681 97,294
Coles Group Ltd. 17,900 218,072
Computershare Ltd. 5,027 44,472
CSL Ltd. 6,796 1,403,827
Evolution Mining Ltd. 21,772 90,951
Fortescue Metals Group Ltd. 49,256 578,660
Goodman Group, REIT 33,730 436,716
Magellan Financial Group Ltd. 1,295 53,411
Newcrest Mining Ltd. 5,669 128,550
Northern Star Resources Ltd. 8,157 80,828
Ramsay Health Care Ltd. 723 34,472
REA Group Ltd. 1,574 125,336
Rio Tinto plc 6,780 407,970
Sonic Healthcare Ltd. 2,086 49,537
Wesfarmers Ltd. 10,687 341,602
Woolworths Group Ltd. 5,364 140,262
4,847,585
—
Austria - 0.1%
ANDRITZ AG 2,003 61,824
Belgium - 0.6%
Colruyt SA * 670 43,481
Elia Group SA/NV 467 46,685
Galapagos NV * 795 112,707
UCB SA 2,857 324,480
Umicore SA 2,235 92,964
620,317
—
Brazil - 0.2%
Wheaton Precious Metals Corp. (1) 4,829 236,926
Canada - 7.7%
Agnico Eagle Mines Ltd. (1) 3,916 312,004
Algonquin Power & Utilities Corp.
(1) 7,160 103,995
AltaGas Ltd. (1) 8,068 97,430
Atco Ltd., Class I (1) 1,833 52,985
B2Gold Corp. (1) 15,174 98,801
Barrick Gold Corp. (1) 27,264 765,780
BCE, Inc. (1)(a) 968 40,143
Brookfield Asset Management, Inc.,
Class A (1) 3,251 107,573
CAE, Inc. (1) 2,640 38,622
Canadian Apartment Properties,
REIT (1) 3,109 108,455
Canadian National Railway Co. (1) 1,913 203,734
Canadian Pacific Railway Ltd. (1) 1,503 457,204
CI Financial Corp. (1) 4,241 53,795
Constellation Software, Inc. (1) 257 285,581
Cronos Group, Inc. (1)*(a) 6,386 32,085
Dollarama, Inc. (1) 1,538 58,953
Emera, Inc. (1)(a) 1,489 61,168
Empire Co. Ltd., Class A (1) 3,657 106,149
Enbridge, Inc. (1) 16,650 486,414
Franco-Nevada Corp. (1) 4,553 636,233
INVESTMENTS SHARES VALUE ($)
Canada - 7.7% (continued)
Hydro One Ltd. (1)(b) 13,272 281,278
iA Financial Corp., Inc. (1) 1,857 64,640
IGM Financial, Inc. (1) 2,139 49,043
Intact Financial Corp. (1) 2,254 241,354
International Petroleum Corp. *(a) 3,493 6,384
Kinross Gold Corp. (1)* 20,963 184,984
Manulife Financial Corp. (1) 13,396 186,320
Metro, Inc. (1) 4,287 205,697
Pan American Silver Corp. (1) 5,188 166,797
Parkland Corp. (1) 1,513 40,008
Quebecor, Inc., Class B (1) 3,297 82,478
Ritchie Bros Auctioneers, Inc. (1) 535 31,729
Shopify, Inc., Class A (1)* 1,886 1,928,691
Thomson Reuters Corp. (1) 7,510 599,311
WSP Global, Inc. (1) 2,550 167,453
Yamana Gold, Inc. (1) 14,126 80,308
8,423,579
—
Chile - 0.1%
Antofagasta plc 4,980 65,722
China - 0.1%
BOC Hong Kong Holdings Ltd. 19,000 50,369
Wilmar International Ltd. 17,100 55,521
105,890
—
Denmark - 5.6%
Ambu A/S, Class B 5,083 143,134
AP Moller - Maersk A/S, Class B 77 121,728
Carlsberg A/S, Class B 874 117,747
Chr Hansen Holding A/S 1,138 126,325
Coloplast A/S, Class B 3,170 502,410
Demant A/S * 3,240 101,610
DSV Panalpina A/S 3,495 566,900
Genmab A/S * 1,191 432,221
Novo Nordisk A/S, Class B 26,367 1,826,827
Novozymes A/S, Class B 1,923 120,865
Orsted A/S (b) 8,357 1,151,427
Pandora A/S 1,449 104,528
Tryg A/S 9,825 309,315
Vestas Wind Systems A/S 3,404 550,109
6,175,146
—
Finland - 2.0%
Elisa OYJ 2,592 152,387
Fortum OYJ 10,627 214,859
Kone OYJ, Class B 7,968 699,617
Neste OYJ 6,990 368,092
Nordea Bank Abp 32,721 248,638
Orion OYJ, Class B 2,311 104,704
Sampo OYJ, Class A 2,742 108,591
Stora Enso OYJ, Class R (a) 1,964 30,741
UPM- Kymmene OYJ 9,592 291,951
2,219,580
—
France - 4.2%
Airbus SE * 1,068 77,457
AXA SA 6,712 124,226
BioMerieux 259 40,541
BNP Paribas SA * 6,908 249,894
Capgemini SE 1,863 239,014

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
France - 4.2% (continued)
Credit Agricole SA * 26,078 227,528
Dassault Systemes SE 2,145 400,219
Electricite de France SA 7,138 75,402
EssilorLuxottica SA * 892 121,434
Hermes International 304 261,821
Iliad SA 513 94,102
Kering SA 176 116,748
L'Oreal SA 548 178,335
LVMH Moet Hennessy Louis
Vuitton SE 2,345 1,097,226
Orange SA 18,570 193,417
Peugeot SA * 2,366 42,906
Safran SA * 1,824 179,458
Sanofi 6,668 668,213
Sartorius Stedim Biotech 325 112,178
TOTAL SE 4,098 140,736
4,640,855
—
Germany - 9.2%
adidas AG *(a) 664 214,434
Bayer AG (Registered) 8,141 502,249
Beiersdorf AG 1,334 151,459
Brenntag AG 2,526 160,608
Carl Zeiss Meditec AG 1,384 174,800
Delivery Hero SE *(b) 4,387 503,361
Deutsche Bank AG (Registered) * 29,698 250,337
Deutsche Boerse AG 2,889 506,500
Deutsche Post AG (Registered) 11,462 520,095
Deutsche Telekom AG (Registered) 3,600 59,940
Deutsche Wohnen SE 3,880 193,920
E.ON SE 13,802 152,131
Fresenius Medical Care AG & Co.
KGaA 799 67,545
GEA Group AG 2,237 78,380
Hannover Rueck SE 3,192 494,156
Infineon Technologies AG 18,324 516,477
KION Group AG 1,611 137,562
Knorr- Bremse AG 397 46,751
Merck KGaA 2,700 393,639
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 850 216,085
Nemetschek SE 868 63,443
Puma SE * 4,135 371,716
RWE AG 8,885 332,738
SAP SE 6,458 1,005,628
Scout24 AG (b) 379 33,059
Siemens AG (Registered) 9,242 1,167,164
Siemens Energy AG (1)* 4,621 124,612
Siemens Healthineers AG (b) 4,883 219,190
Symrise AG 2,030 280,389
Volkswagen AG 514 89,839
Vonovia SE 9,526 653,036
Zalando SE *(b) 3,663 342,234
10,023,477
—
Hong Kong - 1.6%
AIA Group Ltd. 41,200 409,531
CK Asset Holdings Ltd. 7,500 36,853
CLP Holdings Ltd. 17,000 158,733
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.6% (continued)
Hang Seng Bank Ltd. 3,300 48,889
Henderson Land Development Co.
Ltd. 16,157 59,993
Hong Kong & China Gas Co. Ltd. 72,185 104,815
Hong Kong Exchanges & Clearing
Ltd. 4,500 211,831
Link, REIT 7,000 57,361
MTR Corp. Ltd. 16,500 81,888
New World Development Co. Ltd. 12,750 62,242
Pacific Century Premium
Developments Ltd. * 8,100 2,136
PCCW Ltd. 75,000 44,867
Sino Land Co. Ltd. 28,000 32,780
Sun Hung Kai Properties Ltd. 6,000 77,319
Swire Properties Ltd. 14,400 38,154
Techtronic Industries Co. Ltd. 20,500 272,562
WH Group Ltd. (b) 47,000 38,338
Wharf Real Estate Investment Co.
Ltd. 13,000 53,288
1,791,580
—
Italy - 2.2%
Assicurazioni Generali SpA 2,727 38,435
DiaSorin SpA 1,106 222,518
Enel SpA 102,597 890,123
Ferrari NV 2,809 515,505
FinecoBank Banca Fineco SpA * 2,108 29,035
Infrastrutture Wireless Italiane SpA
(a)(b) 3,864 42,629
Intesa Sanpaolo SpA 45,602 85,797
Leonardo SpA 5,584 32,614
Moncler SpA * 3,288 134,550
Nexi SpA *(b) 7,566 151,640
Poste Italiane SpA (b) 5,728 50,760
Recordati Industria Chimica e
Farmaceutica SpA 1,537 78,733
Terna Rete Elettrica Nazionale SpA 23,336 163,277
2,435,616
—
Japan - 28.0%
Advantest Corp. 7,500 364,805
Aeon Co. Ltd. 6,200 166,785
Ajinomoto Co., Inc. 2,900 59,436
Alfresa Holdings Corp. 2,000 43,806
Asahi Intecc Co. Ltd. 2,300 72,286
Astellas Pharma, Inc. 21,800 324,964
Bandai Namco Holdings, Inc. 2,500 183,175
Bank of Kyoto Ltd. (The) 1,000 48,350
Benesse Holdings, Inc. 1,300 33,461
Casio Computer Co. Ltd. 3,200 51,815
Chugai Pharmaceutical Co. Ltd. 19,200 861,609
Chugoku Electric Power Co., Inc.
(The) 7,300 91,271
Cosmos Pharmaceutical Corp. 1,000 174,270
CyberAgent , Inc. 1,500 92,627
Daicel Corp. 5,700 41,083
Daifuku Co. Ltd. 2,300 232,156
Daiichi Sankyo Co. Ltd. 33,300 1,022,236
Daikin Industries Ltd. 2,600 480,413
Daiwa House Industry Co. Ltd. 2,900 74,377

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Japan - 28.0% (continued)
Disco Corp. 1,000 244,505
Eisai Co. Ltd. 2,900 264,864
Fast Retailing Co. Ltd. 200 125,684
FUJIFILM Holdings Corp. 2,000 98,584
Fujitsu Ltd. 3,000 409,853
GMO Payment Gateway, Inc. 1,300 139,259
Hikari Tsushin, Inc. 500 119,294
Hisamitsu Pharmaceutical Co., Inc. 1,100 56,237
Hitachi Construction Machinery Co.
Ltd. 900 32,614
Hitachi Ltd. 5,100 172,683
Hoya Corp. 7,100 801,706
Iida Group Holdings Co. Ltd. 2,400 48,575
Ito En Ltd. 800 57,055
ITOCHU Corp. 11,400 291,907
Itochu Techno-Solutions Corp. 3,100 117,600
Japan Prime Realty Investment
Corp., REIT 11 34,129
Japan Real Estate Investment
Corp., REIT 26 132,926
JSR Corp. 1,600 38,029
Kakaku.com, Inc. 3,100 81,728
Kansai Paint Co. Ltd. 2,200 54,681
Kao Corp. 2,300 172,663
KDDI Corp. 19,700 495,486
Keihan Holdings Co. Ltd. 2,600 107,956
Keio Corp. 1,000 61,906
Keisei Electric Railway Co. Ltd. 2,000 56,488
Keyence Corp. 2,600 1,215,445
Kikkoman Corp. 3,800 210,801
Kirin Holdings Co. Ltd. 3,500 65,739
Kobayashi Pharmaceutical Co. Ltd. 1,300 125,614
Kobe Bussan Co. Ltd. 3,200 176,228
Konami Holdings Corp. 2,600 112,472
Kose Corp. 600 73,463
Kyocera Corp. 1,300 74,434
Kyowa Kirin Co. Ltd. 5,400 153,667
Lasertec Corp. 3,100 254,817
LINE Corp. * 3,300 167,975
Lion Corp. 4,900 100,593
M3, Inc. 11,600 717,533
Makita Corp. 800 38,287
Marui Group Co. Ltd. 7,000 134,325
McDonald's Holdings Co. Japan
Ltd. 3,000 145,914
MEIJI Holdings Co. Ltd. 1,100 84,024
Mercari , Inc. * 900 41,592
Mitsubishi Corp. 4,100 98,135
Mitsubishi Electric Corp. 3,100 42,065
Mitsui & Co. Ltd. 5,500 94,506
Miura Co. Ltd. 1,400 68,669
MonotaRO Co. Ltd. 5,200 258,289
Murata Manufacturing Co. Ltd. 6,400 416,174
Nexon Co. Ltd. 11,200 279,370
Nihon M&A Center, Inc. 2,800 160,186
Nintendo Co. Ltd. 1,500 850,037
Nippon Building Fund, Inc., REIT 25 141,500
Nippon Express Co. Ltd. 1,000 58,353
Nippon Paint Holdings Co. Ltd. 4,800 494,142
Nippon Prologis REIT, Inc., REIT 20 67,445
INVESTMENTS SHARES VALUE ($)
Japan - 28.0% (continued)
Nippon Sanso Holdings Corp. 2,700 41,516
Nippon Shinyaku Co. Ltd. 400 32,934
Nippon Telegraph & Telephone
Corp. 10,300 210,292
Nissan Chemical Corp. 1,200 63,972
Nisshin Seifun Group, Inc. 5,000 79,356
Nissin Foods Holdings Co. Ltd. 2,100 197,291
Nitori Holdings Co. Ltd. 1,900 394,159
Nomura Holdings, Inc. 11,100 50,726
Nomura Real Estate Master Fund,
Inc., REIT 36 45,100
Nomura Research Institute Ltd. 11,150 328,306
NTT Data Corp. 12,500 159,966
NTT DOCOMO, Inc. 29,400 1,080,336
Obayashi Corp. 5,200 47,472
Obic Co. Ltd. 2,600 457,243
Olympus Corp. 20,100 417,994
Omron Corp. 1,400 109,461
Ono Pharmaceutical Co. Ltd. 9,300 292,521
Oracle Corp. Japan 2,000 215,954
Oriental Land Co. Ltd. (a) 2,900 406,711
Otsuka Corp. 1,500 76,652
Otsuka Holdings Co. Ltd. 4,100 173,698
Pan Pacific International Holdings
Corp. 9,200 214,252
Park24 Co. Ltd. 2,900 47,083
PeptiDream , Inc. * 1,200 56,315
Rakuten , Inc. 5,800 62,541
Recruit Holdings Co. Ltd. 7,200 285,951
Renesas Electronics Corp. * 13,300 97,617
Santen Pharmaceutical Co. Ltd. 8,200 167,656
Secom Co. Ltd. 900 82,364
Seven & i Holdings Co. Ltd. 1,700 52,819
SG Holdings Co. Ltd. 2,900 150,898
Sharp Corp. (a) 4,300 53,489
Shimadzu Corp. 4,600 140,007
Shimano, Inc. 1,100 217,135
Shimizu Corp. 6,600 49,686
Shin-Etsu Chemical Co. Ltd. 4,300 562,674
Shionogi & Co. Ltd. 3,900 208,745
Shiseido Co. Ltd. 3,800 219,982
SMC Corp. 800 446,269
SoftBank Corp. 18,300 204,490
SoftBank Group Corp. 10,700 662,058
Sohgo Security Services Co. Ltd. 2,000 95,272
Sony Corp. 14,500 1,111,309
Square Enix Holdings Co. Ltd. 1,700 112,508
Stanley Electric Co. Ltd. 1,500 43,229
SUMCO Corp. 3,600 50,793
Sundrug Co. Ltd. 1,100 41,464
Suzuki Motor Corp. 900 38,554
Sysmex Corp. 1,700 162,659
Taisei Corp. 1,900 64,309
Takeda Pharmaceutical Co. Ltd. 5,800 207,309
TDK Corp. 1,900 207,466
Terumo Corp. 12,200 485,739
TIS, Inc. 2,400 50,976
Toho Gas Co. Ltd. 2,700 133,598
Tokio Marine Holdings, Inc. 1,800 78,758
Tokyo Electron Ltd. 2,800 731,513

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Japan - 28.0% (continued)
Toyo Suisan Kaisha Ltd. 1,000 52,806
Toyota Motor Corp. 9,600 637,152
Trend Micro, Inc. 3,300 201,098
Tsuruha Holdings, Inc. 1,600 226,827
Unicharm Corp. 7,000 313,063
USS Co. Ltd. 4,900 87,678
Welcia Holdings Co. Ltd. 5,600 246,147
Yakult Honsha Co. Ltd. 600 33,315
Yamaha Corp. 5,000 239,804
Yokogawa Electric Corp. 2,900 46,056
Z Holdings Corp. 66,900 446,854
30,567,078
—
Luxembourg - 0.1%
Eurofins Scientific SE * 88 69,711
Macau - 0.1%
SJM Holdings Ltd. 47,000 55,717
Netherlands - 5.0%
Adyen NV *(b) 446 822,640
Akzo Nobel NV 1,506 152,212
ASML Holding NV 5,486 2,026,381
Just Eat Takeaway.com NV *(b) 1,026 114,857
Koninklijke Ahold Delhaize NV 6,040 178,530
Koninklijke DSM NV 3,420 563,040
Koninklijke Philips NV * 15,283 721,650
Randstad NV * 1,036 54,023
Wolters Kluwer NV 10,278 876,739
5,510,072
—
Norway - 0.1%
Mowi ASA 5,594 99,528
Singapore - 0.2%
Ascendas , REIT 24,300 58,148
CapitaLand Mall Trust, REIT 29,500 41,986
DBS Group Holdings Ltd. 2,300 33,813
United Overseas Bank Ltd. 3,400 47,896
UOL Group Ltd. 9,700 47,663
229,506
—
South Africa - 0.2%
Anglo American plc 9,105 220,283
Spain - 2.0%
Aena SME SA *(b) 334 46,502
Cellnex Telecom SA (b) 5,399 327,734
Endesa SA 9,654 258,225
Ferrovial SA 8,734 212,153
Grifols SA 4,235 121,778
Iberdrola SA 91,101 1,121,324
Naturgy Energy Group SA 2,557 51,280
Red Electrica Corp. SA 2,524 47,339
2,186,335
—
Sweden - 5.1%
Alfa Laval AB * 1,561 34,458
Assa Abloy AB, Class B 13,823 323,183
Atlas Copco AB, Class A 18,497 881,915
Boliden AB 2,903 86,134
Epiroc AB, Class A 14,112 204,430
INVESTMENTS SHARES VALUE ($)
Sweden - 5.1% (continued)
Essity AB, Class B 3,342 112,830
Evolution Gaming Group AB (b) 4,873 321,974
Hennes & Mauritz AB, Class B 9,330 160,737
Hexagon AB, Class B * 1,754 132,485
ICA Gruppen AB 1,355 68,836
Investment AB Latour , Class B 4,985 117,117
Investor AB, Class B 6,084 397,405
Kinnevik AB, Class B 4,855 197,056
L E Lundbergforetagen AB, Class
B * 645 31,869
Nibe Industrier AB, Class B * 11,323 291,013
Sandvik AB * 14,767 288,774
Skandinaviska Enskilda Banken
AB, Class A * 10,532 93,541
Skanska AB, Class B 2,417 51,044
SKF AB, Class B 6,697 138,163
Svenska Cellulosa AB SCA, Class
B * 10,836 148,556
Svenska Handelsbanken AB, Class
A *(a) 3,889 32,538
Swedbank AB, Class A * 5,684 88,987
Swedish Match AB 6,005 491,009
Tele2 AB, Class B 8,627 121,632
Telefonaktiebolaget LM Ericsson,
Class B 9,055 99,091
Telia Co. AB 17,137 70,110
Volvo AB, Class B * 30,642 588,629
5,573,516
—
Switzerland - 10.0%
ABB Ltd. (Registered) 15,267 388,146
Alcon, Inc. * 2,426 137,544
Baloise Holding AG (Registered) 468 68,901
Barry Callebaut AG (Registered) 80 178,189
Chocoladefabriken Lindt &
Spruengli AG 18 151,938
Coca-Cola HBC AG 2,201 54,349
EMS- Chemie Holding AG
(Registered) 381 342,315
Geberit AG (Registered) 787 465,608
Givaudan SA (Registered) 140 604,493
Kuehne + Nagel International AG
(Registered) 329 63,883
Logitech International SA
(Registered) 1,293 100,159
Lonza Group AG (Registered) 1,635 1,009,017
Nestle SA (Registered) 8,952 1,065,396
Novartis AG (Registered) 5,350 464,510
Partners Group Holding AG 600 551,882
Roche Holding AG 9,485 3,248,997
Schindler Holding AG 229 62,512
SGS SA (Registered) 15 40,198
Sika AG (Registered) 2,589 635,734
Sonova Holding AG (Registered) * 903 228,834
STMicroelectronics NV 10,182 312,282
Straumann Holding AG
(Registered) 338 341,921
Swisscom AG (Registered) 281 148,862
Temenos AG (Registered) 235 31,585
Vifor Pharma AG 561 76,310

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Switzerland - 10.0% (continued)
Zurich Insurance Group AG 353 123,097
10,896,662
—
United Kingdom - 6.4%
3i Group plc 5,219 67,019
Admiral Group plc 1,746 58,884
Ashtead Group plc 4,765 171,594
Associated British Foods plc 1,417 34,115
AstraZeneca plc 14,546 1,589,362
Auto Trader Group plc (b) 29,518 214,313
BAE Systems plc 37,113 230,491
Barratt Developments plc 7,602 46,621
BP plc 8,975 25,956
British American Tobacco plc 18,876 677,108
Bunzl plc 6,811 219,903
Compass Group plc 22,645 340,168
Diageo plc 1,887 64,816
Direct Line Insurance Group plc 42,210 147,216
Experian plc 5,258 197,566
GlaxoSmithKline plc 17,591 329,787
HSBC Holdings plc 57,720 225,816
Intertek Group plc 3,758 306,640
M&G plc 20,491 42,118
National Grid plc 4,119 47,311
Ocado Group plc * 2,163 76,504
Persimmon plc 12,600 401,542
Prudential plc 18,655 267,668
Reckitt Benckiser Group plc 5,607 546,712
Sage Group plc (The) 32,325 300,402
Smith & Nephew plc 3,009 58,944
Taylor Wimpey plc 76,759 107,331
Vodafone Group plc 94,605 125,392
Whitbread plc 1,309 35,765
6,957,064
—
Zambia - 0.0% (c)
First Quantum Minerals Ltd. (1) 5,585 49,787
TOTAL COMMON STOCKS
(Cost $79,410,492) 104,063,356
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment
Fund, 0.12% (1)(d)
(Cost $3,977,695) 3,977,916 3,977,121
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(d)(e) 38,294 38,294
Limited Purpose Cash Investment
Fund 0.12% (1)(d)(e) 249,464 249,414
TOTAL SECURITIES LENDING COLLATERAL
(Cost $287,758) 287,708
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.1%
(Cost $ 83,675,945 ) 108,328,185
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.9% (f) 970,599
NET ASSETS - 100.0% 109,298,784
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,672,632 6.1%
Consumer Discretionary 10,440,067 9.6
Consumer Staples 7,908,157 7.2
Energy 1,067,589 1.0
Financials 7,122,214 6.5
Health Care 22,567,755 20.6
Industrials 15,858,691 14.5
Information Technology 15,175,790 13.9
Materials 9,032,927 8.3
Real Estate 2,455,526 2.2
Utilities 5,762,008 5.3
Short-Term Investments 3,977,121 3.6
Securities Lending Collateral 287,708 0.3
Total Investments In Securities
At Value 108,328,185 99.1
Other Assets in Excess of
Liabilities (f) 970,599 0.9
Net Assets
$ 109,298,784 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $685,558.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2020 amounted to $4,661,936, which represents approximately
4.27% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $433,487 was received.
(f) Includes appreciation/(depreciation) on futures contracts.

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2020
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 44 12/2020 USD $ 4,077,040 $ (106,139)
$ (106,139)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 509,109 $ 509,109

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Air Freight & Logistics - 1.5%
CH Robinson Worldwide, Inc.
460,472 47,055,634
Expeditors International of
Washington, Inc. 454,124 41,107,304
88,162,938
Banks - 1.2%
Bank of Hawaii Corp.
44,800 2,263,296
Commerce Bancshares, Inc.
47,444 2,670,623
Cullen/Frost Bankers, Inc.
37,595 2,404,200
East West Bancorp, Inc.
308,990 10,116,333
First Citizens BancShares , Inc.,
Class A 5,259 1,676,464
First Hawaiian, Inc.
151,494 2,192,118
JPMorgan Chase & Co.
22,144 2,131,803
M&T Bank Corp.
48,120 4,431,371
Popular, Inc.
60,655 2,199,957
Prosperity Bancshares, Inc.
45,838 2,375,783
SVB Financial Group *
143,210 34,459,190
Western Alliance Bancorp
83,837 2,650,926
69,572,064
Beverages - 3.6%
Boston Beer Co., Inc. (The), Class
A * 6,404 5,657,037
Brown-Forman Corp., Class B
28,757 2,165,977
Coca-Cola Co. (The)
1,482,413 73,186,730
Constellation Brands, Inc., Class A
18,000 3,411,180
Monster Beverage Corp. *
526,090 42,192,418
PepsiCo, Inc.
661,336 91,661,170
218,274,512
Biotechnology - 3.4%
AbbVie, Inc.
79,242 6,940,807
Alnylam Pharmaceuticals, Inc. *
50,444 7,344,646
Amgen, Inc.
289,419 73,558,733
Biogen, Inc. *
224,002 63,544,887
Exelixis , Inc. *
115,844 2,832,386
Regeneron Pharmaceuticals, Inc. *
63,646 35,627,758
Seattle Genetics, Inc. *
40,179 7,862,629
Vertex Pharmaceuticals, Inc. *
29,087 7,915,154
205,627,000
Capital Markets - 3.0%
Ameriprise Financial, Inc.
11,753 1,811,255
BlackRock, Inc.
90,932 51,244,728
CME Group, Inc.
201,830 33,768,177
Intercontinental Exchange, Inc.
287,999 28,814,300
Northern Trust Corp.
45,612 3,556,368
S&P Global, Inc.
104,478 37,674,767
SEI Investments Co.
71,226 3,612,583
T. Rowe Price Group, Inc.
190,058 24,369,237
184,851,415
INVESTMENTS SHARES VALUE ($)
Chemicals - 3.5%
Air Products and Chemicals, Inc.
114,815 34,198,796
Ecolab, Inc.
367,287 73,398,634
Linde plc (United Kingdom)
203,600 48,483,268
NewMarket Corp.
5,746 1,966,971
PPG Industries, Inc.
129,561 15,816,807
Sherwin-Williams Co. (The)
56,210 39,163,755
213,028,231
Commercial Services & Supplies - 1.3%
Cintas Corp.
77,776 25,886,186
Copart , Inc. *
38,099 4,006,491
Republic Services, Inc.
153,863 14,363,111
Rollins, Inc.
120,451 6,527,239
Waste Management, Inc.
252,734 28,601,907
79,384,934
Communications Equipment - 0.6%
Cisco Systems, Inc.
810,588 31,929,061
Ubiquiti, Inc.
13,074 2,178,913
34,107,974
Consumer Finance - 0.4%
American Express Co.
91,725 9,195,431
Credit Acceptance Corp. *(a)
37,655 12,751,489
21,946,920
Containers & Packaging - 0.0% (b)
AptarGroup, Inc. 20,164 2,282,565
Distributors - 0.0% (b)
Pool Corp. 7,011 2,345,460
Diversified Telecommunication Services - 1.7%
AT&T, Inc.
695,594 19,831,385
Verizon Communications, Inc.
1,430,784 85,117,340
104,948,725
Electric Utilities - 3.4%
Alliant Energy Corp.
134,337 6,938,506
American Electric Power Co., Inc.
58,682 4,796,080
Duke Energy Corp.
452,102 40,038,153
Evergy , Inc.
42,240 2,146,637
Eversource Energy
35,122 2,934,443
Exelon Corp.
432,226 15,456,402
IDACORP, Inc.
33,947 2,712,365
NextEra Energy, Inc.
307,809 85,435,466
OGE Energy Corp.
80,354 2,409,817
Pinnacle West Capital Corp.
157,557 11,745,874
PPL Corp.
450,030 12,245,316
Xcel Energy, Inc.
318,018 21,946,422
208,805,481
Electrical Equipment - 0.4%
Eaton Corp. plc
30,731 3,135,484
Emerson Electric Co.
124,580 8,168,711
Hubbell, Inc.
16,554 2,265,249

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 0.4% (continued)
Rockwell Automation, Inc.
59,943 13,228,221
26,797,665
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
72,890 7,891,800
Cognex Corp.
229,392 14,933,419
Dolby Laboratories, Inc., Class A
44,313 2,937,066
Littelfuse , Inc.
13,193 2,339,647
National Instruments Corp.
71,798 2,563,188
30,665,120
Entertainment - 0.5%
Activision Blizzard, Inc.
22,274 1,803,080
Electronic Arts, Inc. *
51,333 6,694,337
Netflix, Inc. *
43,080 21,541,292
Spotify Technology SA *
11,489 2,786,887
32,825,596
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.
75,809 18,325,309
Equinix , Inc.
12,722 9,670,374
Public Storage
124,708 27,774,966
55,770,649
Food & Staples Retailing - 3.9%
Casey's General Stores, Inc.
113,060 20,085,109
Costco Wholesale Corp.
248,482 88,211,110
Grocery Outlet Holding Corp. *
53,377 2,098,784
Kroger Co. (The)
952,854 32,311,279
Sprouts Farmers Market, Inc. *
303,110 6,344,092
Walmart, Inc.
618,823 86,579,526
235,629,900
Food Products - 4.3%
Archer-Daniels-Midland Co.
49,290 2,291,492
Campbell Soup Co.
196,117 9,486,179
Flowers Foods, Inc.
347,128 8,445,624
General Mills, Inc.
357,056 22,023,214
Hershey Co. (The)
359,724 51,562,838
Hormel Foods Corp.
1,149,902 56,218,709
Ingredion, Inc.
102,968 7,792,618
J M Smucker Co. (The)
103,223 11,924,321
Kellogg Co.
121,883 7,872,423
Lamb Weston Holdings, Inc.
142,410 9,437,511
McCormick & Co., Inc. (Non-Voting)
140,547 27,280,173
Mondelez International, Inc., Class
A 697,831 40,090,391
Pilgrim's Pride Corp. *
123,145 1,842,865
Post Holdings, Inc. *
30,157 2,593,502
258,861,860
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.3%
Atmos Energy Corp.
170,754 16,322,375
UGI Corp.
79,711 2,628,869
18,951,244
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories
316,136 34,405,081
ABIOMED, Inc. *
79,132 21,924,312
Align Technology, Inc. *
25,808 8,448,507
Baxter International, Inc.
34,005 2,734,682
Becton Dickinson and Co.
37,706 8,773,432
Cooper Cos., Inc. (The)
33,784 11,389,262
Danaher Corp.
181,447 39,070,982
Edwards Lifesciences Corp. *
582,509 46,495,868
Intuitive Surgical, Inc. *
79,607 56,484,351
Masimo Corp. *
40,742 9,617,557
Medtronic plc
112,448 11,685,596
ResMed , Inc.
60,097 10,302,429
Stryker Corp.
70,579 14,706,546
West Pharmaceutical Services, Inc.
40,400 11,105,960
287,144,565
Health Care Providers & Services - 1.2%
Anthem, Inc.
10,042 2,697,181
Chemed Corp.
21,113 10,141,630
Guardant Health, Inc. *
34,894 3,900,451
Henry Schein, Inc. *
233,659 13,734,476
Premier, Inc., Class A
58,165 1,909,557
UnitedHealth Group, Inc.
122,559 38,210,219
70,593,514
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 11,902 3,346,723
Household Durables - 0.1%
Garmin Ltd. 75,680 7,179,005
Household Products - 3.8%
Church & Dwight Co., Inc.
156,831 14,696,633
Clorox Co. (The)
294,491 61,893,174
Colgate-Palmolive Co.
667,416 51,491,144
Kimberly-Clark Corp.
111,503 16,464,533
Procter & Gamble Co. (The)
605,474 84,154,831
228,700,315
Industrial Conglomerates - 1.1%
3M Co.
243,853 39,060,374
Honeywell International, Inc.
145,532 23,956,022
Roper Technologies, Inc.
7,700 3,042,347
66,058,743
Insurance - 4.2%
Alleghany Corp.
7,881 4,101,667
Allstate Corp. (The)
330,859 31,147,066
Aon plc, Class A
143,187 29,539,478
Arthur J Gallagher & Co.
96,160 10,152,573
Assurant, Inc.
58,831 7,136,789

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Insurance - 4.2% (continued)
Brown & Brown, Inc.
75,396 3,413,177
Chubb Ltd.
185,413 21,530,158
CNA Financial Corp.
58,101 1,742,449
Erie Indemnity Co., Class A
39,879 8,385,756
Everest Re Group Ltd.
83,589 16,512,171
Fidelity National Financial, Inc.
95,569 2,992,265
First American Financial Corp.
54,220 2,760,340
Hanover Insurance Group, Inc.
(The) 25,481 2,374,320
Markel Corp. *
6,750 6,572,475
Marsh & McLennan Cos., Inc.
218,003 25,004,944
Mercury General Corp.
44,402 1,836,911
Old Republic International Corp.
126,961 1,871,405
Progressive Corp. (The)
403,005 38,152,483
RenaissanceRe Holdings Ltd.
54,650 9,276,291
Travelers Cos., Inc. (The)
234,786 25,401,497
W R Berkley Corp.
57,619 3,523,402
White Mountains Insurance Group
Ltd. 2,607 2,030,853
255,458,470
Interactive Media & Services - 2.7%
Alphabet, Inc., Class A *
56,868 83,345,741
Facebook, Inc., Class A *
315,533 82,638,093
165,983,834
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. *
26,655 83,929,398
Booking Holdings, Inc. *
26,270 44,939,564
128,868,962
IT Services - 6.6%
Accenture plc, Class A
333,799 75,435,236
Akamai Technologies, Inc. *
171,868 18,998,289
Amdocs Ltd.
67,589 3,880,284
Automatic Data Processing, Inc.
188,326 26,269,594
Broadridge Financial Solutions, Inc.
21,332 2,815,824
Cognizant Technology Solutions
Corp., Class A 95,575 6,634,816
EPAM Systems, Inc. *
31,704 10,249,269
Global Payments, Inc.
12,177 2,162,392
International Business Machines
Corp. 60,464 7,356,655
Jack Henry & Associates, Inc.
42,360 6,887,312
Mastercard , Inc., Class A
253,281 85,652,036
Paychex, Inc.
182,425 14,552,042
PayPal Holdings, Inc. *
188,292 37,099,173
VeriSign, Inc. *
94,527 19,363,856
Visa, Inc., Class A (a)
435,505 87,087,935
404,444,713
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.
138,944 14,025,007
Bio- Techne Corp.
24,584 6,090,194
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 2.1% (continued)
Charles River Laboratories
International, Inc. * 15,818 3,581,986
Illumina, Inc. *
80,273 24,810,779
Mettler -Toledo International, Inc. *
26,122 25,227,322
QIAGEN NV *
123,971 6,478,724
Thermo Fisher Scientific, Inc.
105,457 46,561,375
Waters Corp. *
18,651 3,649,628
130,425,015
Machinery - 2.0%
Caterpillar, Inc.
128,948 19,232,594
Cummins, Inc.
80,173 16,929,331
Donaldson Co., Inc.
48,042 2,230,110
Dover Corp.
16,880 1,828,779
Fortive Corp.
27,067 2,062,776
IDEX Corp.
29,273 5,339,688
Illinois Tool Works, Inc.
362,775 70,091,758
Lincoln Electric Holdings, Inc.
27,050 2,489,682
Toro Co. (The)
31,020 2,604,129
122,808,847
Media - 0.7%
Cable One, Inc.
5,584 10,528,241
Charter Communications, Inc.,
Class A *(a) 34,892 21,784,472
Comcast Corp., Class A
76,265 3,528,019
John Wiley & Sons, Inc., Class A
60,320 1,912,747
New York Times Co. (The), Class A
82,618 3,535,224
Omnicom Group, Inc.
44,728 2,214,036
43,502,739
Metals & Mining - 0.7%
Newmont Corp.
630,908 40,031,112
Royal Gold, Inc.
37,933 4,558,409
44,589,521
Multiline Retail - 1.6%
Dollar General Corp.
36,221 7,592,646
Ollie's Bargain Outlet Holdings,
Inc. * 23,087 2,016,649
Target Corp.
555,487 87,444,764
97,054,059
Multi-Utilities - 3.3%
Ameren Corp.
246,515 19,494,406
CMS Energy Corp.
44,983 2,762,406
Consolidated Edison, Inc.
323,685 25,182,693
Dominion Energy, Inc.
552,196 43,584,831
DTE Energy Co.
153,520 17,660,941
MDU Resources Group, Inc.
109,166 2,456,235
Public Service Enterprise Group,
Inc. 616,886 33,873,210
Sempra Energy
256,367 30,343,598

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 3.3% (continued)
WEC Energy Group, Inc.
244,301 23,672,767
199,031,087
Personal Products - 1.0%
Estee Lauder Cos., Inc. (The),
Class A 286,074 62,435,651
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.
130,657 7,877,311
Eli Lilly and Co.
280,018 41,448,264
Johnson & Johnson
602,602 89,715,386
Merck & Co., Inc.
949,224 78,738,131
Pfizer, Inc.
434,339 15,940,241
Zoetis, Inc.
218,092 36,065,874
269,785,207
Professional Services - 0.6%
CoStar Group, Inc. *
22,785 19,333,300
Robert Half International, Inc.
61,451 3,253,216
Verisk Analytics, Inc.
75,313 13,956,252
36,542,768
Road & Rail - 1.6%
JB Hunt Transport Services, Inc.
91,560 11,571,353
Landstar System, Inc.
142,964 17,940,552
Old Dominion Freight Line, Inc.
330,922 59,870,408
Union Pacific Corp.
36,731 7,231,232
96,613,545
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.
25,044 2,923,637
Broadcom, Inc.
32,808 11,952,611
Intel Corp.
269,110 13,934,516
Lam Research Corp.
19,572 6,493,011
Monolithic Power Systems, Inc.
15,625 4,368,906
NVIDIA Corp.
69,559 37,646,722
Skyworks Solutions, Inc.
165,027 24,011,428
SolarEdge Technologies, Inc. *
11,799 2,812,292
Texas Instruments, Inc.
411,294 58,728,670
Universal Display Corp.
17,383 3,141,803
Xilinx, Inc.
74,195 7,734,087
173,747,683
Software - 5.6%
Adobe, Inc. *
181,953 89,235,210
ANSYS, Inc. *
46,957 15,365,739
Cadence Design Systems, Inc. *
142,727 15,218,980
Citrix Systems, Inc.
20,145 2,774,168
Intuit, Inc.
240,934 78,595,080
Manhattan Associates, Inc. *
33,515 3,200,347
Microsoft Corp.
411,735 86,600,223
Oracle Corp.
61,492 3,671,072
Pegasystems , Inc.
21,345 2,583,599
salesforce.com, Inc. *
57,119 14,355,147
Synopsys, Inc. *
16,359 3,500,499
INVESTMENTS SHARES VALUE ($)
Software - 5.6% (continued)
Zoom Video Communications, Inc.,
Class A * 54,144 25,453,636
340,553,700
Specialty Retail - 2.5%
AutoZone, Inc. *
4,108 4,837,745
Best Buy Co., Inc.
200,446 22,307,636
Home Depot, Inc. (The)
313,159 86,967,386
Lowe's Cos., Inc.
197,507 32,758,511
Williams-Sonoma, Inc.
69,146 6,253,564
153,124,842
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc. 617,612 71,525,646
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. *
90,544 29,822,477
NIKE, Inc., Class B
331,073 41,562,905
71,385,382
Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp. 38,745 569,164
Tobacco - 1.1%
Altria Group, Inc.
713,538 27,571,108
Philip Morris International, Inc.
532,732 39,949,573
67,520,681
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 3,644,490
WW Grainger, Inc.
17,520 6,250,610
9,895,100
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 8,505,760
Essential Utilities, Inc.
85,894 3,457,233
11,962,993
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc. * 761,540 87,089,714
TOTAL COMMON STOCKS
(Cost $4,500,510,176) 5,800,782,441
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.12% (c)(d)
(Cost $265,898,753) 265,916,212 265,863,029

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$31,452,436.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $20,066,824 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(c)(e) 1,599,341 1,599,341
Limited Purpose Cash Investment
Fund 0.12% (c)(d)(e) 10,418,789 10,416,705
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,018,130) 12,016,046
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $4,778,427,059) 6,078,661,516
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (f) 10,355,419
NET ASSETS - 100.0% 6,089,016,935
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 434,350,608 7.1%
Consumer Discretionary 459,957,709 7.6
Consumer Staples 1,071,422,919 17.6
Financials 532,398,033 8.8
Health Care 966,922,024 15.9
Industrials 526,264,541 8.6
Information Technology 1,055,044,836 17.3
Materials 259,900,317 4.3
Real Estate 55,770,649 0.9
Utilities 438,750,805 7.2
Short-Term Investments 265,863,029 4.3
Securities Lending Collateral 12,016,046 0.2
Total Investments In Securities
At Value 6,078,661,516 99.8
Other Assets in Excess of
Liabilities (f) 10,355,419 0.2
Net Assets
$ 6,089,016,935 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
Affiliate
Value
At
9/30/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose
Cash Investment
Fund,
0.12% (a)
(Cost $265,898,753) $183,525,144 $2,934,832,549 $(2,852,437,519) $(4,408) $(52,737) $265,863,029 265,916,212 $2,345,984 $–
SECURITIES LENDING COLLATERAL - 0.2%
Limited Purpose
Cash Investment
Fund,
0.12% (a)(b)
(Cost $10,418,789) $39,755,381 $115,304,559 $(144,639,493) $2,318 $(6,060) $10,416,705 10,418,789 $– $–
TOTAL $(2,090) $(58,797) $276,279,734 $2,345,984 $–
(a) Represents 7-day effective yield as of September 30, 2020.
(b) Securities Lending income from affiliated issuers amounted to $121,882 for year ended September 30, 2020.
All securities are Level 1 with respect to ASC 820 (See Note 4).

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 1,421 12/2020 USD $ 238,159,600 $ 4,817,590
$ 4,817,590
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 15,239,145 $ 15,239,145

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.1%
Australia - 7.1%
AGL Energy Ltd. 194,584 1,899,982
Aristocrat Leisure Ltd. 9,038 197,106
AusNet Services 185,640 250,602
BlueScope Steel Ltd. 25,125 231,497
Brambles Ltd. 12,956 98,375
Coca-Cola Amatil Ltd. 67,390 461,278
Cochlear Ltd. 9,344 1,334,964
Crown Resorts Ltd. 45,154 286,838
CSL Ltd. 4,055 837,628
Fortescue Metals Group Ltd. 54,510 640,385
Magellan Financial Group Ltd. 1,352 55,762
REA Group Ltd. 10,585 842,871
Sonic Healthcare Ltd. 29,156 692,373
Tabcorp Holdings Ltd. 56,785 136,745
Telstra Corp. Ltd. 1,077,451 2,157,328
Treasury Wine Estates Ltd. 33,345 214,250
Washington H Soul Pattinson &
Co. Ltd. 29,031 493,127
Wesfarmers Ltd. 35,699 1,141,092
WiseTech Global Ltd. 4,033 75,537
Woolworths Group Ltd. 101,929 2,665,310
14,713,050
—
Austria - 0.0% (a)
Erste Group Bank AG 3,651 76,453
Belgium - 1.7%
Ageas SA/NV 9,294 380,302
Colruyt SA * 25,380 1,647,077
Groupe Bruxelles Lambert SA 7,339 661,625
KBC Group NV 8,606 431,557
Proximus SADP 9,515 173,582
UCB SA 1,727 196,142
3,490,285
—
Brazil - 0.0% (a)
Wheaton Precious Metals Corp. (1) 1,249 61,280
Canada - 7.5%
Agnico Eagle Mines Ltd. (1) 779 62,066
Alimentation Couche-Tard, Inc.,
Class B (1) 30,946 1,077,666
Atco Ltd., Class I (1) 2,517 72,757
Bank of Montreal (1) 1,972 115,280
Bank of Nova Scotia (The) (1) 5,419 225,135
Barrick Gold Corp. (1) 2,580 72,466
BCE, Inc. (1)(b) 44,461 1,843,819
Canadian Imperial Bank of
Commerce (1) 4,856 362,974
Canadian National Railway Co. (1) 8,138 866,697
Canadian Pacific Railway Ltd. (1) 2,523 767,482
Canadian Utilities Ltd., Class A (1)
(b) 22,858 545,207
CI Financial Corp. (1) 37,802 479,498
Constellation Software, Inc. (1) 431 478,931
Empire Co. Ltd., Class A (1) 20,644 599,219
Fortis, Inc. (1) 2,381 97,346
Franco-Nevada Corp. (1) 3,239 452,616
George Weston Ltd. (1) 1,315 96,693
Hydro One Ltd. (1)(c) 101,830 2,158,119
INVESTMENTS SHARES VALUE ($)
Canada - 7.5% (continued)
Imperial Oil Ltd. (1)(b) 6,690 80,086
Intact Financial Corp. (1) 11,764 1,259,669
Loblaw Cos. Ltd. (1) 11,024 577,300
Magna International, Inc. (1) 13,078 598,432
Manulife Financial Corp. (1)(b) 21,213 295,043
Metro, Inc. (1) 4,979 238,901
Rogers Communications, Inc.,
Class B (1) 10,711 424,885
Royal Bank of Canada (1) 6,459 453,495
Shaw Communications, Inc., Class
B (1) 26,354 480,945
Sun Life Financial, Inc. (1) 4,802 195,679
Thomson Reuters Corp. (1) 1,104 88,101
Toronto-Dominion Bank (The) (1) 2,713 125,610
15,192,117
—
China - 0.9%
BOC Hong Kong Holdings Ltd. 191,500 507,664
Budweiser Brewing Co. APAC Ltd.
(c) 82,400 241,007
Wilmar International Ltd. 290,100 941,910
Yangzijiang Shipbuilding Holdings
Ltd. 256,700 187,516
1,878,097
—
Denmark - 4.0%
Carlsberg A/S, Class B 1,027 138,360
Coloplast A/S, Class B 14,040 2,225,187
Danske Bank A/S * 75,624 1,022,898
DSV Panalpina A/S 2,231 361,875
Novo Nordisk A/S, Class B 33,152 2,296,922
Novozymes A/S, Class B 14,044 882,699
Orsted A/S (c) 7,748 1,067,519
Pandora A/S 3,271 235,963
8,231,423
—
Finland - 2.2%
Elisa OYJ 11,296 664,105
Fortum OYJ 8,088 163,525
Kone OYJ, Class B 14,784 1,298,086
Neste OYJ 21,566 1,135,660
Nokia OYJ * 134,477 526,324
Orion OYJ, Class B 6,377 288,921
Sampo OYJ, Class A 4,052 160,471
UPM- Kymmene OYJ 10,003 304,460
4,541,552
—
France - 5.4%
Air Liquide SA 5,946 942,499
AXA SA 19,381 358,703
BioMerieux 1,463 229,004
Bouygues SA 6,902 238,508
Danone SA 7,356 476,485
Dassault Aviation SA * 62 52,300
Dassault Systemes SE 4,025 750,993
Electricite de France SA 59,061 623,889
Engie SA * 88,296 1,179,946
Hermes International 1,908 1,643,271
Ipsen SA 568 59,375
L'Oreal SA 8,322 2,708,221

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
France - 5.4% (continued)
Pernod Ricard SA 849 135,361
Sanofi 5,149 515,991
Suez SA 35,367 653,477
Worldline SA *(b)(c) 6,796 556,479
11,124,502
—
Germany - 4.4%
Allianz SE (Registered) 5,129 984,408
BASF SE 2,060 125,446
Beiersdorf AG 6,840 776,596
Carl Zeiss Meditec AG 969 122,385
Commerzbank AG * 10,548 51,872
Evonik Industries AG 4,769 123,369
Fresenius Medical Care AG & Co.
KGaA 6,194 523,621
FUCHS PETROLUB SE
(Preference) 7,686 390,801
Hannover Rueck SE 1,051 162,706
HeidelbergCement AG 1,717 104,919
Henkel AG & Co. KGaA
(Preference) 9,820 1,027,039
Infineon Technologies AG 7,378 207,955
KION Group AG 1,830 156,262
METRO AG 9,281 92,428
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 331 84,146
Nemetschek SE 1,516 110,806
SAP SE 11,787 1,835,451
Siemens Healthineers AG (c) 12,718 570,891
Telefonica Deutschland Holding AG 363,114 928,028
Uniper SE 17,399 561,625
United Internet AG (Registered) 4,273 163,412
9,104,166
—
Hong Kong - 3.3%
CLP Holdings Ltd. 144,000 1,344,565
Hang Seng Bank Ltd. 15,900 235,555
HK Electric Investments & HK
Electric Investments Ltd. (d) 1,510,500 1,561,661
Hong Kong & China Gas Co. Ltd. 769,036 1,116,670
MTR Corp. Ltd. 149,500 741,955
Power Assets Holdings Ltd. 363,500 1,915,920
6,916,326
—
Italy - 1.1%
Assicurazioni Generali SpA 21,820 307,540
DiaSorin SpA 6,010 1,209,164
Enel SpA 84,730 735,110
2,251,814
—
Japan - 32.3%
ABC-Mart, Inc. 17,800 926,779
Ajinomoto Co., Inc. 4,500 92,228
Amada Co. Ltd. 22,000 205,805
Asahi Group Holdings Ltd. 7,100 247,454
Asahi Kasei Corp. 17,500 152,664
Astellas Pharma, Inc. 91,100 1,357,991
Bandai Namco Holdings, Inc. 15,500 1,135,686
Bridgestone Corp. 23,400 739,654
INVESTMENTS SHARES VALUE ($)
Japan - 32.3% (continued)
Calbee , Inc. 67,900 2,236,487
Canon, Inc. 26,100 432,909
Casio Computer Co. Ltd. 8,400 136,015
Central Japan Railway Co. 1,000 143,340
Chiba Bank Ltd. (The) 21,300 117,528
Chugai Pharmaceutical Co. Ltd. 23,400 1,050,086
Chugoku Electric Power Co., Inc.
(The) 11,900 148,784
Dai Nippon Printing Co. Ltd. 4,400 89,187
Daicel Corp. 23,100 166,495
East Japan Railway Co. 4,000 245,995
Eisai Co. Ltd. 10,600 968,123
Fast Retailing Co. Ltd. 1,800 1,131,159
FUJIFILM Holdings Corp. 20,000 985,837
Fujitsu Ltd. 900 122,956
Hakuhodo DY Holdings, Inc. 16,400 212,074
Hamamatsu Photonics KK 10,300 520,527
Hino Motors Ltd. 14,200 92,140
Hisamitsu Pharmaceutical Co., Inc. 7,400 378,323
Hitachi Metals Ltd. 4,600 70,932
Hoshizaki Corp. 4,600 367,063
Hoya Corp. 21,100 2,382,534
ITOCHU Corp. 22,500 576,131
Japan Post Bank Co. Ltd. 167,000 1,302,569
Japan Post Holdings Co. Ltd. 23,300 158,884
Japan Tobacco, Inc. 50,200 915,838
JGC Holdings Corp. 19,900 206,405
Kakaku.com, Inc. 7,400 195,093
Kamigumi Co. Ltd. 27,000 532,045
Kansai Paint Co. Ltd. 12,200 303,231
Kao Corp. 15,900 1,193,625
KDDI Corp. 80,800 2,032,245
Keyence Corp. 1,300 607,723
Kikkoman Corp. 1,100 61,021
Kirin Holdings Co. Ltd. 24,500 460,174
Kobayashi Pharmaceutical Co. Ltd. 4,800 463,805
Koito Manufacturing Co. Ltd. 2,100 107,154
Kose Corp. 1,800 220,388
Kubota Corp. 8,500 152,296
Kyocera Corp. 7,000 400,796
Kyowa Kirin Co. Ltd. 5,300 150,821
Kyushu Railway Co. 24,600 525,960
Lawson, Inc. 7,100 338,547
LINE Corp. * 4,400 223,967
Lion Corp. 24,700 507,069
Makita Corp. 3,500 167,508
Maruichi Steel Tube Ltd. 3,400 85,120
McDonald's Holdings Co. Japan
Ltd. 9,900 481,516
Medipal Holdings Corp. 37,200 745,945
MEIJI Holdings Co. Ltd. 4,700 359,013
Mitsubishi Corp. 8,400 201,057
Mitsubishi Electric Corp. 6,100 82,772
Mitsubishi Heavy Industries Ltd. 3,900 86,349
Mitsubishi UFJ Financial Group,
Inc. 49,700 198,347
Mitsui & Co. Ltd. 28,300 486,274
Mizuho Financial Group, Inc. 58,510 730,303
Murata Manufacturing Co. Ltd. 1,500 97,541
Nexon Co. Ltd. 61,500 1,534,042

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Japan - 32.3% (continued)
NH Foods Ltd. 2,100 93,868
Nintendo Co. Ltd. 2,300 1,303,390
Nippon Paint Holdings Co. Ltd. 1,100 113,241
Nippon Telegraph & Telephone
Corp. 83,900 1,712,959
Nissan Chemical Corp. 3,000 159,930
Nisshin Seifun Group, Inc. 8,600 136,492
Nissin Foods Holdings Co. Ltd. 7,100 667,030
Nitori Holdings Co. Ltd. 2,100 435,649
Nitto Denko Corp. 12,800 833,904
Nomura Research Institute Ltd. 20,761 611,297
Obayashi Corp. 16,500 150,633
Obic Co. Ltd. 500 87,931
Omron Corp. 12,600 985,145
Ono Pharmaceutical Co. Ltd. 5,800 182,432
Oracle Corp. Japan 7,300 788,231
Osaka Gas Co. Ltd. 75,500 1,469,916
Otsuka Corp. 11,800 602,996
Otsuka Holdings Co. Ltd. 12,600 533,803
PeptiDream , Inc. * 1,800 84,472
Pola Orbis Holdings, Inc. 6,700 126,331
Recruit Holdings Co. Ltd. 13,300 528,214
Renesas Electronics Corp. * 97,100 712,679
Resona Holdings, Inc. 24,100 82,105
Rinnai Corp. 12,100 1,180,249
Ryohin Keikaku Co. Ltd. 7,000 116,315
Secom Co. Ltd. 9,300 851,094
Seiko Epson Corp. 11,200 128,803
Sekisui Chemical Co. Ltd. 20,500 327,903
Sekisui House Ltd. 5,600 99,236
Seven & i Holdings Co. Ltd. 54,500 1,693,321
Shimamura Co. Ltd. 2,200 213,716
Shin-Etsu Chemical Co. Ltd. 600 78,513
Shionogi & Co. Ltd. 16,400 877,798
Shizuoka Bank Ltd. (The) 76,700 529,702
SMC Corp. 500 278,918
SoftBank Corp. 148,800 1,662,742
Square Enix Holdings Co. Ltd. 2,000 132,363
Stanley Electric Co. Ltd. 11,100 319,892
Sumitomo Dainippon Pharma Co.
Ltd. 13,100 172,624
Sumitomo Mitsui Financial Group,
Inc. 8,300 232,075
Sundrug Co. Ltd. 33,700 1,270,320
Suntory Beverage & Food Ltd. 38,600 1,449,562
Suzuken Co. Ltd. 2,800 106,803
Suzuki Motor Corp. 5,000 214,189
Sysmex Corp. 11,500 1,100,343
T&D Holdings, Inc. 45,500 448,554
TIS, Inc. 40,700 864,467
Toho Gas Co. Ltd. 17,200 851,070
Tohoku Electric Power Co., Inc. 5,900 59,130
Tokio Marine Holdings, Inc. 6,400 280,029
Tokyo Electric Power Co. Holdings,
Inc. * 22,200 61,054
Tokyo Gas Co. Ltd. 33,400 762,205
Toray Industries, Inc. 16,200 74,115
Toyo Suisan Kaisha Ltd. 37,000 1,953,830
Toyota Motor Corp. 3,800 252,206
Unicharm Corp. 17,900 800,547
INVESTMENTS SHARES VALUE ($)
Japan - 32.3% (continued)
USS Co. Ltd. 26,800 479,543
Welcia Holdings Co. Ltd. 2,200 96,701
Yamada Holdings Co. Ltd. 84,200 419,900
66,590,809
—
Macau - 0.5%
Galaxy Entertainment Group Ltd. 88,000 594,942
Sands China Ltd. 118,400 458,943
1,053,885
—
Netherlands - 1.6%
Adyen NV *(c) 138 254,539
Akzo Nobel NV 3,675 371,434
ASML Holding NV 2,274 839,954
Koninklijke Ahold Delhaize NV 41,543 1,227,926
Randstad NV * 11,976 624,494
3,318,347
—
Norway - 1.5%
Gjensidige Forsikring ASA 32,786 665,382
Mowi ASA 26,986 480,132
Norsk Hydro ASA * 35,780 98,761
Orkla ASA 66,777 673,945
Telenor ASA 58,817 987,466
Yara International ASA 2,554 98,277
3,003,963
—
Singapore - 2.4%
DBS Group Holdings Ltd. 64,400 946,767
Genting Singapore Ltd. 1,095,500 540,762
Jardine Cycle & Carriage Ltd. 4,500 59,731
Oversea-Chinese Banking Corp.
Ltd. 271,600 1,689,010
Singapore Telecommunications Ltd. 669,700 1,048,129
United Overseas Bank Ltd. 55,000 774,796
5,059,195
—
Spain - 1.5%
Endesa SA 12,814 342,749
Iberdrola SA 72,838 896,533
Industria de Diseno Textil SA 23,273 643,833
Mapfre SA 116,563 182,871
Red Electrica Corp. SA 54,683 1,025,600
3,091,586
—
Sweden - 3.3%
Atlas Copco AB, Class A 8,423 401,599
Essity AB, Class B 42,489 1,434,482
ICA Gruppen AB 8,002 406,516
Investor AB, Class B 6,889 449,988
L E Lundbergforetagen AB, Class
B * 10,068 497,451
Securitas AB, Class B * 32,184 491,994
Skandinaviska Enskilda Banken
AB, Class A * 18,683 165,935
Skanska AB, Class B 34,046 719,005
Swedish Match AB 10,408 851,027
Tele2 AB, Class B 22,824 321,794
Telia Co. AB 131,737 538,954

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Sweden - 3.3% (continued)
Volvo AB, Class B * 28,812 553,475
6,832,220
—
Switzerland - 6.9%
Alcon, Inc. * 2,131 120,819
Chocoladefabriken Lindt &
Spruengli AG 35 295,434
Coca-Cola HBC AG 16,132 398,345
Credit Suisse Group AG
(Registered) 39,015 389,475
EMS- Chemie Holding AG
(Registered) 590 530,095
Geberit AG (Registered) 400 236,650
Kuehne + Nagel International AG
(Registered) 4,123 800,577
LafargeHolcim Ltd. (Registered) * 4,636 211,029
Logitech International SA
(Registered) 3,134 242,766
Nestle SA (Registered) 18,834 2,241,474
Novartis AG (Registered) 10,651 924,766
Pargesa Holding SA 803 66,384
Partners Group Holding AG 250 229,951
Roche Holding AG 6,405 2,193,972
Schindler Holding AG 2,064 563,431
SGS SA (Registered) 469 1,256,844
Sika AG (Registered) 1,361 334,196
Sonova Holding AG (Registered) * 6,061 1,535,950
Swatch Group AG (The) 414 96,497
Swiss Life Holding AG (Registered)
* 1,252 473,746
Swisscom AG (Registered) 1,350 715,173
UBS Group AG (Registered) 24,188 270,250
Zurich Insurance Group AG 603 210,275
14,338,099
—
United Kingdom - 6.1%
Admiral Group plc 18,946 638,959
Associated British Foods plc 26,410 635,833
AstraZeneca plc 6,746 737,098
Aviva plc 105,018 388,539
Barclays plc 334,592 422,108
Barratt Developments plc 19,650 120,508
Berkeley Group Holdings plc 1,377 75,064
British American Tobacco plc 7,976 286,110
Burberry Group plc 5,146 103,148
Diageo plc 41,987 1,442,199
Direct Line Insurance Group plc 351,389 1,225,542
GlaxoSmithKline plc 17,766 333,068
ITV plc 71,466 62,301
J Sainsbury plc 169,635 417,664
Kingfisher plc 97,639 373,997
Mondi plc 24,674 521,722
National Grid plc 71,175 817,527
Next plc 4,760 364,936
Ocado Group plc * 4,578 161,921
Persimmon plc 19,831 631,983
Reckitt Benckiser Group plc 16,731 1,631,361
Sage Group plc (The) 27,956 259,800
Smith & Nephew plc 27,031 529,520
Tesco plc 141,477 388,115
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.1% (continued)
Wm Morrison Supermarkets plc 26,109 57,308
12,626,331
—
United States - 0.4%
Ferguson plc 3,146 316,584
QIAGEN NV * 8,456 439,418
756,002
—
TOTAL COMMON STOCKS
(Cost $168,352,224) 194,251,502
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 0.12% (1)(e)
(Cost $9,554,840) 9,555,327 9,553,416
SECURITIES LENDING COLLATERAL - 1.3%
Investment Companies - 1.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(e)(f) 365,170 365,170
Limited Purpose Cash Investment
Fund 0.12% (1)(e)(f) 2,378,872 2,378,396
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,744,042) 2,743,566
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $180,651,106) 206,548,484
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (a)(g) (4,776)
NET ASSETS - 100.0% 206,543,708
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 20,361,665 9.9%
Consumer Discretionary 17,182,474 8.3
Consumer Staples 42,366,622 20.5
Energy 1,708,873 0.8
Financials 22,761,572 11.0
Health Care 28,009,279 13.6
Industrials 16,790,996 8.1
Information Technology 14,089,374 6.8
Materials 8,598,161 4.2
Utilities 22,382,486 10.9
Short-Term Investments 9,553,416 4.6
Securities Lending Collateral 2,743,566 1.3
Total Investments In Securities
At Value 206,548,484 100.0
Liabilities in Excess of Other
Assets (g) (4,776) 0.0(a )
Net Assets
$ 206,543,708 100.0%

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $2,613,064.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2020 amounted to $4,848,554, which represents approximately
2.35% of net assets of the fund.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September
30, 2020, the value of these securities amounted to $1,561,661 or
0.76% of net assets.
(e) Represents 7-day effective yield as of September 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 105 12/2020 USD $ 9,729,300 $ (232,730)
$ (232,730)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,194,822 $ 1,194,822

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.1%
Brazil - 0.7%
Atacadao SA (1)* 9,700 35,391
Engie Brasil Energia SA (1) 400 2,874
Telefonica Brasil SA, ADR (1) 2,443 18,738
57,003
—
Chile - 0.3%
Empresas CMPC SA (1) 8,042 16,903
Enel Americas SA (1) 63,417 8,239
25,142
—
China - 24.3%
Agricultural Bank of China Ltd.,
Class H 140,000 43,926
Alibaba Health Information
Technology Ltd. * 2,000 4,918
Anhui Conch Cement Co. Ltd.,
Class H 9,500 65,800
Bank of Beijing Co. Ltd., Class A 6,117 4,229
Bank of China Ltd., Class H 134,000 41,677
Beijing Enterprises Holdings Ltd. 8,000 24,117
China CITIC Bank Corp. Ltd., Class
H 17,000 6,588
China Conch Venture Holdings Ltd. 3,000 13,956
China Construction Bank Corp.,
Class H 166,000 107,862
China Everbright Bank Co. Ltd.,
Class H 20,000 6,325
China Galaxy Securities Co. Ltd.,
Class H 21,000 11,886
China Gas Holdings Ltd. 1,800 5,151
China Longyuan Power Group
Corp. Ltd., Class H 6,000 3,770
China Medical System Holdings
Ltd. 8,000 8,852
China Mengniu Dairy Co. Ltd. * 20,000 94,335
China Merchants Bank Co. Ltd.,
Class H 11,000 52,200
China Mobile Ltd. 10,500 67,403
China Resources Beer Holdings
Co. Ltd. 8,000 49,135
China Resources Cement Holdings
Ltd. 4,000 5,499
China Resources Gas Group Ltd. 24,000 107,758
China Tower Corp. Ltd., Class H (a) 86,000 14,962
China Traditional Chinese Medicine
Holdings Co. Ltd. 72,000 30,260
China United Network
Communications Ltd., Class A 52,800 37,904
Chongqing Rural Commercial Bank
Co. Ltd., Class H 102,000 37,704
Country Garden Services Holdings
Co. Ltd. 4,000 25,978
CSPC Pharmaceutical Group Ltd. 43,200 84,328
Dali Foods Group Co. Ltd. (a) 69,500 42,565
ENN Energy Holdings Ltd. 3,700 40,601
Fuyao Glass Industry Group Co.
Ltd., Class H (a) 2,000 7,371
GF Securities Co. Ltd., Class H 20,800 26,465
Guangdong Investment Ltd. 46,000 73,139
INVESTMENTS SHARES VALUE ($)
China - 24.3% (continued)
Hansoh Pharmaceutical Group Co.
Ltd. *(a) 26,000 127,080
Industrial & Commercial Bank of
China Ltd., Class H 144,000 75,009
Jiangsu Expressway Co. Ltd.,
Class H 18,000 18,171
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 4,360 57,950
Kingdee International Software
Group Co. Ltd. * 19,000 49,558
Kweichow Moutai Co. Ltd., Class A 449 110,869
Luzhou Laojiao Co. Ltd., Class A 2,500 53,147
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 32,000 64,026
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 33,700 56,524
Sinotruk Hong Kong Ltd. 2,000 5,154
Sun Art Retail Group Ltd. 8,000 8,882
Tencent Holdings Ltd. 1,800 121,579
Uni -President China Holdings Ltd. 12,000 11,005
Wuliangye Yibin Co. Ltd., Class A 3,700 121,108
Yihai International Holding Ltd. * 5,000 78,535
2,105,261
—
Hong Kong - 0.1%
Sino Biopharmaceutical Ltd. 4,500 4,928
India - 9.9%
Ambuja Cements Ltd. 39,969 117,651
Asian Paints Ltd. 1,335 35,971
Cipla Ltd. 2,193 23,046
Colgate-Palmolive India Ltd. 2,627 51,122
Dabur India Ltd. 10,278 71,244
Divi's Laboratories Ltd. 517 21,404
Dr Reddy's Laboratories Ltd. 1,057 74,025
Eicher Motors Ltd. (1) 300 8,957
HDFC Asset Management Co. Ltd.
(a) 1,409 43,513
Hindustan Unilever Ltd. 4,145 116,486
Infosys Ltd., ADR (1) 3,819 52,740
ITC Ltd. 5,184 12,111
Nestle India Ltd. 192 41,435
Pidilite Industries Ltd. 1,018 19,813
Reliance Industries Ltd., GDR (a) 389 23,624
Shree Cement Ltd. 162 44,633
Tata Consultancy Services Ltd. 2,477 83,803
United Spirits Ltd. * 2,261 15,825
857,403
—
Indonesia - 0.6%
Bank Central Asia Tbk . PT 12,200 22,270
Gudang Garam Tbk . PT * 3,900 10,509
Hanjaya Mandala Sampoerna Tbk .
PT 175,600 16,608
49,387
—
Malaysia - 7.6%
Hartalega Holdings Bhd. 25,600 100,267
Hong Leong Bank Bhd. 1,400 5,080
IHH Healthcare Bhd. 50,800 63,738
MISC Bhd. 7,300 13,208

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Malaysia - 7.6% (continued)
Nestle Malaysia Bhd. 3,700 125,969
Petronas Gas Bhd. 30,700 121,735
PPB Group Bhd. 24,900 114,008
Telekom Malaysia Bhd. 23,200 23,111
Tenaga Nasional Bhd. 18,200 46,054
Top Glove Corp. Bhd. 15,300 30,677
Westports Holdings Bhd. 17,200 16,088
659,935
—
Mexico - 3.2%
America Movil SAB de CV, Class L,
ADR (1) 4,322 53,982
Arca Continental SAB de CV (1) 16,300 70,599
Promotora y Operadora de
Infraestructura SAB de CV (1)* 3,940 27,863
Wal-Mart de Mexico SAB de CV (1) 50,100 120,200
272,644
—
Poland - 2.5%
CD Projekt SA * 250 27,069
Cyfrowy Polsat SA * 9,777 68,429
Dino Polska SA *(a) 872 51,296
Orange Polska SA * 13,850 24,512
Polski Koncern Naftowy ORLEN SA 2,271 26,952
Polskie Gornictwo Naftowe i
Gazownictwo SA 4,564 5,971
Powszechny Zaklad Ubezpieczen
SA * 1,655 10,620
214,849
—
Russia - 2.7%
Mobile TeleSystems PJSC, ADR (1) 3,212 28,041
PhosAgro PJSC, GDR (b) 9,627 115,722
Polyus PJSC, GDR (b) 242 25,495
Severstal PAO, GDR (b) 5,294 67,214
236,472
—
Saudi Arabia - 6.1%
Advanced Petrochemical Co. 6,903 108,972
Al Rajhi Bank 6,875 120,501
Arab National Bank 1,255 6,811
Bupa Arabia for Cooperative
Insurance Co. * 980 32,129
Jarir Marketing Co. 1,687 84,457
National Commercial Bank 2,230 22,152
Saudi Arabian Fertilizer Co. 1,148 25,120
Saudi Telecom Co. 4,592 123,136
523,278
—
South Africa - 1.8%
Clicks Group Ltd. 3,942 52,187
Kumba Iron Ore Ltd. 2,350 69,419
SPAR Group Ltd. (The) 663 7,508
Tiger Brands Ltd. 1,754 19,938
Vodacom Group Ltd. 385 2,823
151,875
—
INVESTMENTS SHARES VALUE ($)
South Korea - 11.0%
Amorepacific Corp. 321 44,751
Celltrion , Inc. * 68 14,958
CJ Logistics Corp. * 25 3,791
KMW Co. Ltd. * 306 20,452
Korea Zinc Co. Ltd. 40 12,910
KT&G Corp. 1,266 89,407
LG Household & Health Care Ltd. 56 69,107
LG Uplus Corp. 6,578 64,627
NAVER Corp. 262 66,580
NCSoft Corp. 109 75,116
Netmarble Corp. *(a) 180 25,466
Orion Corp. 627 70,256
Pearl Abyss Corp. * 168 28,931
POSCO 223 37,333
S-1 Corp. 98 7,348
Samsung Biologics Co. Ltd. *(a) 61 35,962
Samsung Electronics Co. Ltd. 2,454 121,826
Samsung SDS Co. Ltd. 216 31,270
SK Telecom Co. Ltd. 300 60,984
Yuhan Corp. 1,380 75,790
956,865
—
Taiwan - 15.7%
Advantech Co. Ltd. 8,796 89,010
Cathay Financial Holding Co. Ltd. 90,000 120,487
Chang Hwa Commercial Bank Ltd. 125,020 75,248
Chicony Electronics Co. Ltd. 21,000 61,306
China Steel Corp. 58,000 41,079
Chunghwa Telecom Co. Ltd. 32,600 120,480
CTBC Financial Holding Co. Ltd. 28,000 17,889
First Financial Holding Co. Ltd. 56,852 40,571
Hon Hai Precision Industry Co. Ltd. 12,000 32,262
Hua Nan Financial Holdings Co.
Ltd. 89,321 54,760
Mega Financial Holding Co. Ltd. 119,000 114,854
Micro-Star International Co. Ltd. 2,000 9,233
Novatek Microelectronics Corp. 5,000 46,121
President Chain Store Corp. 10,000 91,021
Standard Foods Corp. 24,000 50,629
Synnex Technology International
Corp. 59,000 84,543
Taiwan Cooperative Financial
Holding Co. Ltd. 175,595 118,876
Taiwan Mobile Co. Ltd. 20,000 66,846
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 1,543 125,092
1,360,307
—
Thailand - 4.1%
Advanced Info Service PCL, NVDR 8,100 43,882
Airports of Thailand PCL, NVDR 44,200 79,194
Bangkok Dusit Medical Services
PCL, NVDR 150,400 92,271
Bangkok Expressway & Metro PCL,
NVDR 57,700 15,661
CP ALL PCL, NVDR * 3,300 6,291
Gulf Energy Development PCL,
NVDR 19,100 18,432

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Thailand - 4.1% (continued)
Intouch Holdings PCL, NVDR 61,700 100,151
355,882
—
Turkey - 2.5%
Akbank T.A.S. * 32,008 21,084
Aselsan Elektronik Sanayi ve
Ticaret A/S 1,426 3,568
BIM Birlesik Magazalar A/S 12,434 111,485
Eregli Demir ve Celik Fabrikalari
TAS 18,183 22,287
Haci Omer Sabanci Holding A/S 10,694 11,489
Turkcell Iletisim Hizmetleri A/S 21,952 42,788
212,701
—
TOTAL COMMON STOCKS
(Cost $6,557,756) 8,043,932
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% (c)
India - 0.0% (c)
Britannia Industries Ltd.
8.00%, 8/28/2022
(Cost $65) INR 4,670 67
SHARES
SHORT-TERM INVESTMENTS - 5.5%
INVESTMENT COMPANIES - 5.5%
Limited Purpose Cash Investment
Fund, 0.12% (1)(d)
(Cost $470,729) 470,787 470,693
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.6%
(Cost $7,028,550) 8,514,692
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.4% (e) 119,662
NET ASSETS - 100.0% 8,634,354
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,307,537 15.1%
Consumer Discretionary 100,785 1.2
Consumer Staples 2,035,032 23.6
Energy 56,548 0.7
Financials 1,252,205 14.5
Health Care 971,002 11.2
Industrials 229,981 2.7
Information Technology 807,216 9.4
Materials 831,822 9.6
Utilities 451,871 5.2
Short-Term Investments 470,693 5.4
Total Investments In Securities
At Value 8,514,692 98.6
Other Assets in Excess of
Liabilities (e ) 119,662 1.4
Net Assets
$ 8,634,354 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2020 amounted to $371,839, which represents approximately
4.31% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September
30, 2020, the value of these securities amounted to $208,431 or
2.41% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 9 12/2020 USD $ 489,825 $ (4,585)
$ (4,585)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 93,873 $ 93,873

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.9%
Australia - 2.7%
Afterpay Ltd. * 12,618 743,763
ASX Ltd. 891 52,093
BHP Group Ltd. 14,837 383,293
BHP Group plc 28,467 607,319
BlueScope Steel Ltd. 65,649 604,878
CIMIC Group Ltd. * 7,876 105,497
Coles Group Ltd. 10,190 124,142
Dexus , REIT 14,068 90,104
Fortescue Metals Group Ltd. 188,402 2,213,353
Glencore plc * 67,528 139,997
Goodman Group, REIT 25,367 328,438
GPT Group (The), REIT 42,925 120,756
Lendlease Corp. Ltd. 2,927 23,382
Mirvac Group, REIT 95,677 149,983
Newcrest Mining Ltd. 5,012 113,652
Rio Tinto plc 23,370 1,406,232
Scentre Group, REIT 90,560 144,185
South32 Ltd. 506,691 751,958
Stockland, REIT 49,658 135,657
Vicinity Centres , REIT 97,628 97,492
8,336,174
—
Belgium - 0.2%
Ageas SA/NV 14,099 576,919
Canada - 2.7%
Agnico Eagle Mines Ltd. (1) 7,196 573,335
Bank of Nova Scotia (The) (1) 1,973 81,969
Barrick Gold Corp. (1) 40,715 1,143,585
Canadian Tire Corp. Ltd., Class A
(1) 827 83,299
CGI, Inc. (1)* 7,276 493,864
Constellation Software, Inc. (1) 723 803,404
Cronos Group, Inc. (1)*(a) 15,326 77,001
Great-West Lifeco , Inc. (1) 1,345 26,283
Keyera Corp. (1) 7,698 116,203
Kinross Gold Corp. (1)* 217,463 1,918,960
Manulife Financial Corp. (1)(a) 37,628 523,353
Nutrien Ltd. (1) 2,200 86,262
Onex Corp. (1) 3,634 162,112
Open Text Corp. (1)(a) 2,151 90,915
Pan American Silver Corp. (1) 2,564 82,434
Power Corp. of Canada (1) 7,139 139,879
RioCan , REIT (1) 11,451 120,913
Shopify, Inc., Class A (1)*(a) 488 499,046
Teck Resources Ltd., Class B (1) 73,883 1,028,719
Yamana Gold, Inc. (1) 85,170 484,200
8,535,736
—
Chile - 0.0% (b)
Antofagasta plc 9,912 130,811
China - 0.4%
Yangzijiang Shipbuilding Holdings
Ltd. 1,496,100 1,092,880
INVESTMENTS SHARES VALUE ($)
Denmark - 0.7%
Danske Bank A/S * 5,712 77,261
Pandora A/S 29,131 2,101,446
2,178,707
—
Finland - 0.7%
Kone OYJ, Class B 8,037 705,677
Nokia OYJ * 111,021 434,520
Orion OYJ, Class B 3,584 162,379
UPM- Kymmene OYJ 20,164 613,730
Wartsila OYJ Abp 24,823 194,938
2,111,244
—
France - 2.4%
Atos SE * 12,977 1,042,781
BNP Paribas SA * 9,012 326,005
Capgemini SE 1,616 207,325
Carrefour SA 9,245 147,727
Cie de Saint-Gobain * 34,400 1,440,919
CNP Assurances * 18,729 234,885
Electricite de France SA 78,908 833,542
Orange SA 12,014 125,133
Peugeot SA * 94,910 1,721,141
Publicis Groupe SA 3,716 119,767
Sanofi 5,148 515,891
Schneider Electric SE 5,186 644,614
Societe Generale SA * 5,908 78,422
Unibail - Rodamco -Westfield, REIT 2,005 73,944
7,512,096
—
Germany - 2.2%
Bayer AG (Registered) 37,732 2,327,829
Bayerische Motoren Werke AG 10,242 743,335
Brenntag AG 2,350 149,417
Commerzbank AG *(a) 19,998 98,345
Deutsche Post AG (Registered) 12,647 573,865
Fresenius Medical Care AG & Co.
KGaA 11,198 946,642
Fresenius SE & Co. KGaA 1,365 62,072
HeidelbergCement AG 5,655 345,554
HOCHTIEF AG 8,754 679,569
KION Group AG 2,464 210,399
Knorr- Bremse AG 1,136 133,777
Porsche Automobil Holding SE
(Preference) * 865 51,461
Uniper SE 4,410 142,351
Volkswagen AG (Preference) 2,915 469,056
6,933,672
—
Hong Kong - 1.2%
ASM Pacific Technology Ltd. 11,900 121,822
CK Asset Holdings Ltd. 187,500 921,326
CK Infrastructure Holdings Ltd. 2,749 12,901
Henderson Land Development Co.
Ltd. 35,000 129,959
Hong Kong Exchanges & Clearing
Ltd. 5,269 248,030
Kerry Properties Ltd. 140,500 361,343
Link, REIT 18,329 150,195
Pacific Century Premium
Developments Ltd. * 2,095 552

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.2% (continued)
PCCW Ltd. 19,406 11,609
Power Assets Holdings Ltd. 21,500 113,321
Sun Hung Kai Properties Ltd. 13,500 173,968
WH Group Ltd. (c) 1,746,000 1,424,225
3,669,251
—
Italy - 0.6%
Assicurazioni Generali SpA 44,826 631,797
DiaSorin SpA 881 177,250
Poste Italiane SpA (c) 34,381 304,677
UniCredit SpA * 104,645 864,601
1,978,325
—
Japan - 5.7%
Aeon Mall Co. Ltd. 700 9,840
Alfresa Holdings Corp. 4,700 102,943
Astellas Pharma, Inc. 55,500 827,316
Brother Industries Ltd. 17,400 276,789
Chubu Electric Power Co., Inc. 10,700 130,149
Daito Trust Construction Co. Ltd. 486 43,081
Daiwa House Industry Co. Ltd. 2,451 62,862
Electric Power Development Co.
Ltd. 10,800 166,582
FUJIFILM Holdings Corp. 2,500 123,230
Fujitsu Ltd. 8,611 1,176,416
Hitachi Ltd. 17,100 578,997
Hoya Corp. 1,900 214,541
Hulic Co. Ltd. 1,500 14,075
ITOCHU Corp. 9,000 230,453
Japan Post Insurance Co. Ltd. 19,000 299,161
Japan Real Estate Investment
Corp., REIT 30 153,376
Japan Retail Fund Investment
Corp., REIT 107 165,531
JGC Holdings Corp. 17,400 180,475
Kajima Corp. 20,200 243,374
Kamigumi Co. Ltd. 13,700 269,963
KDDI Corp. 4,400 110,667
Marubeni Corp. 84,400 479,173
Mitsubishi Corp. 8,800 210,631
Mitsubishi Estate Co. Ltd. 5,764 87,311
Mitsui Fudosan Co. Ltd. 4,598 80,013
Murata Manufacturing Co. Ltd. 3,200 208,087
Nexon Co. Ltd. 10,200 254,426
NGK Spark Plug Co. Ltd. 16,000 279,365
Nikon Corp. 22,100 149,123
Nintendo Co. Ltd. 3,100 1,756,744
Nippon Building Fund, Inc., REIT 21 118,860
Nippon Express Co. Ltd. 2,400 140,047
Nippon Telegraph & Telephone
Corp. 28,692 585,795
Nitto Denko Corp. 2,300 149,842
Nomura Holdings, Inc. 18,800 85,915
Nomura Real Estate Holdings, Inc. 1,000 19,031
Nomura Real Estate Master Fund,
Inc., REIT 117 146,574
Nomura Research Institute Ltd. 5,000 147,222
NTT DOCOMO, Inc. 5,300 194,754
Obayashi Corp. 66,400 606,185
ORIX Corp. 48,600 607,027
INVESTMENTS SHARES VALUE ($)
Japan - 5.7% (continued)
Otsuka Corp. 5,700 291,278
Panasonic Corp. 23,700 201,878
Resona Holdings, Inc. 114,800 391,104
Rohm Co. Ltd. 6,000 463,860
Ryohin Keikaku Co. Ltd. 5,500 91,390
Sekisui House Ltd. 9,700 171,891
Shimizu Corp. 47,800 359,846
Shinsei Bank Ltd. 55,400 684,039
Shionogi & Co. Ltd. 5,600 299,736
Sony Corp. 3,100 237,590
SUMCO Corp. 15,000 211,636
Sumitomo Corp. 22,500 271,226
Sumitomo Dainippon Pharma Co.
Ltd. 8,300 109,372
Sumitomo Electric Industries Ltd. 12,700 142,968
Sumitomo Heavy Industries Ltd. 12,300 286,170
Sumitomo Realty & Development
Co. Ltd. 2,624 77,679
Suzuken Co. Ltd. 5,300 202,164
Taiheiyo Cement Corp. 14,300 365,129
Taisei Corp. 14,400 487,398
Tokyo Electron Ltd. 700 182,878
Tokyu Fudosan Holdings Corp. 2,900 12,527
Toshiba Corp. 13,200 336,726
Tosoh Corp. 9,100 147,748
17,712,179
—
Malta - 0.0%
BGP Holdings plc (3)*(d) 96,388 —
Netherlands - 1.7%
ASML Holding NV 3,766 1,391,059
ING Groep NV 19,668 140,368
Koninklijke Ahold Delhaize NV 117,909 3,485,147
Randstad NV * 2,133 111,226
Royal Dutch Shell plc, Class B 22,741 275,781
5,403,581
—
Russia - 0.1%
Evraz plc 80,879 360,145
Singapore - 0.0% (b)
Singapore Exchange Ltd. 4,067 27,431
South Africa - 0.5%
Anglo American plc 70,066 1,695,149
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria
SA 147,342 409,012
Enagas SA 37,750 871,011
Endesa SA 31,172 833,789
Naturgy Energy Group SA 9,576 192,044
Red Electrica Corp. SA 4,808 90,176
2,396,032
—
Sweden - 0.4%
Autoliv , Inc. (1) 2,033 148,165
Investor AB, Class B 2,204 143,965
Kinnevik AB, Class B 1,380 56,012
Sandvik AB * 8,966 175,333
Skanska AB, Class B 7,160 151,209

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Sweden - 0.4% (continued)
SKF AB, Class B 6,865 141,629
Svenska Handelsbanken AB, Class
A *(a) 28,993 242,578
Telefonaktiebolaget LM Ericsson,
Class B 7,364 80,586
1,139,477
—
Switzerland - 3.3%
Adecco Group AG (Registered) 15,698 828,310
Credit Suisse Group AG
(Registered) 75,524 753,934
Geberit AG (Registered) 271 160,330
Kuehne + Nagel International AG
(Registered) 458 88,931
LafargeHolcim Ltd. (Registered) * 17,353 789,901
Logitech International SA
(Registered) 4,608 356,945
Novartis AG (Registered) 25,292 2,195,961
Roche Holding AG 11,632 3,984,433
Sonova Holding AG (Registered) * 1,862 471,859
STMicroelectronics NV 25,488 781,717
10,412,321
—
United Kingdom - 3.0%
3i Group plc 9,545 122,571
Associated British Foods plc 5,259 126,613
Aviva plc 735,171 2,719,940
BAE Systems plc 65,607 407,453
Barclays plc 162,110 204,511
Barratt Developments plc 36,333 222,820
Berkeley Group Holdings plc 4,771 260,080
BT Group plc 937,013 1,186,841
CK Hutchison Holdings Ltd. 273,500 1,657,343
Compass Group plc 14,170 212,859
Direct Line Insurance Group plc 102,015 355,799
Fiat Chrysler Automobiles NV * 7,049 86,526
GlaxoSmithKline plc 6,378 119,572
GVC Holdings plc 14,522 181,877
Kingfisher plc 103,776 397,504
M&G plc 195,481 401,797
Mondi plc 7,084 149,788
Persimmon plc 11,731 373,848
Sage Group plc (The) 27,597 256,464
9,444,206
—
United States - 57.6%
3M Co. (1) 3,202 512,896
AbbVie, Inc. (1) 11,751 1,029,270
Accenture plc, Class A (1) 412 93,108
Adobe, Inc. (1)* 2,843 1,394,292
Advanced Micro Devices, Inc. (1)* 1,028 84,286
Alexion Pharmaceuticals, Inc. (1)* 20,042 2,293,406
Allstate Corp. (The) (1) 32,156 3,027,166
Alphabet, Inc., Class A (1)* 391 573,050
Alphabet, Inc., Class C (1)* 1,829 2,687,898
Altria Group, Inc. (1) 32,302 1,248,149
Amazon.com, Inc. (1)* 2,604 8,199,293
AMERCO (1) 445 158,411
American Financial Group, Inc. (1) 1,235 82,720
American Tower Corp., REIT (1) 4,396 1,062,645
INVESTMENTS SHARES VALUE ($)
United States - 57.6% (continued)
AmerisourceBergen Corp. (1) 15,272 1,480,162
AMETEK, Inc. (1) 3,906 388,256
Anthem, Inc. (1) 5,618 1,508,939
Apple, Inc. (1) 103,411 11,976,028
Applied Materials, Inc. (1) 26,492 1,574,949
Arrow Electronics, Inc. (1)* 37,866 2,978,540
AT&T, Inc. (1) 3,137 89,436
Autodesk, Inc. (1)* 5,873 1,356,722
Automatic Data Processing, Inc. (1) 947 132,097
AutoZone, Inc. (1)* 1,120 1,318,957
AvalonBay Communities, Inc., REIT
(1) 811 121,115
Bank of New York Mellon Corp.
(The) (1) 37,736 1,295,854
Berkshire Hathaway, Inc., Class B
(1)* 7,962 1,695,428
Best Buy Co., Inc. (1) 25,988 2,892,205
Biogen, Inc. (1)* 11,766 3,337,779
Booz Allen Hamilton Holding Corp.
(1) 2,468 204,795
BorgWarner, Inc. (1) 2,489 96,424
Bristol-Myers Squibb Co. (1) 9,640 581,196
Broadcom, Inc. (1) 3,974 1,447,808
Cadence Design Systems, Inc. (1)* 2,835 302,296
Cardinal Health, Inc. (1) 30,987 1,454,840
CDK Global, Inc. (1) 12,544 546,793
CDW Corp. (1) 11,400 1,362,642
Cigna Corp. (1) 1,072 181,608
Cisco Systems, Inc. (1) 64,891 2,556,056
Citigroup, Inc. (1) 9,758 420,667
Citrix Systems, Inc. (1) 3,468 477,578
Cognizant Technology Solutions
Corp., Class A (1) 15,469 1,073,858
Colgate-Palmolive Co. (1) 2,176 167,878
Crown Castle International Corp.,
REIT (1) 1,970 328,005
Crown Holdings, Inc. (1)* 1,189 91,387
CSX Corp. (1) 2,895 224,855
CVS Health Corp. (1) 15,579 909,814
Digital Realty Trust, Inc., REIT (1) 849 124,599
Dollar General Corp. (1) 2,878 603,286
Domino's Pizza, Inc. (1) 4,323 1,838,485
DuPont de Nemours, Inc. (1) 4,864 269,855
Eaton Corp. plc (1) 988 100,806
eBay, Inc. (1) 23,260 1,211,846
Electronic Arts, Inc. (1)* 10,130 1,321,053
Eli Lilly and Co. (1) 2,683 397,138
Equinix , Inc., REIT (1) 222 168,749
Equity Residential, REIT (1) 2,048 105,124
Facebook, Inc., Class A (1)* 16,688 4,370,587
Fidelity National Financial, Inc. (1) 13,928 436,086
Ford Motor Co. (1) 57,184 380,845
Fortinet, Inc. (1)* 2,840 334,580
Garmin Ltd. (1) 12,861 1,219,994
Gartner, Inc. (1)* 1,322 165,184
General Dynamics Corp. (1) 1,888 261,356
General Electric Co. (1) 226,113 1,408,684
General Motors Co. (1) 18,641 551,587
Gilead Sciences, Inc. (1) 24,674 1,559,150

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
United States - 57.6% (continued)
Hartford Financial Services Group,
Inc. (The) (1) 10,138 373,687
HD Supply Holdings, Inc. (1)* 7,920 326,621
Hologic , Inc. (1)* 1,922 127,755
Home Depot, Inc. (The) (1) 13,682 3,799,628
HP, Inc. (1) 122,521 2,326,674
Humana, Inc. (1) 4,282 1,772,277
Huntington Ingalls Industries, Inc.
(1) 8,062 1,134,727
Intel Corp. (1) 90,993 4,711,618
International Business Machines
Corp. (1) 11,988 1,458,580
International Paper Co. (1) 12,434 504,074
Intuit, Inc. (1) 2,735 892,184
Jazz Pharmaceuticals plc (1)* 5,346 762,286
Johnson & Johnson (1) 19,453 2,896,163
Johnson Controls International plc
(1) 23,468 958,668
Kimberly-Clark Corp. (1) 4,511 666,094
Knight-Swift Transportation
Holdings, Inc. (1) 1,846 75,132
Kroger Co. (The) (1) 34,161 1,158,400
Lam Research Corp. (1) 3,411 1,131,599
Leidos Holdings, Inc. (1) 3,635 324,060
LKQ Corp. (1)* 37,814 1,048,582
Lockheed Martin Corp. (1) 4,334 1,661,136
Lowe's Cos., Inc. (1) 25,029 4,151,310
LyondellBasell Industries NV, Class
A (1) 4,197 295,847
Mastercard , Inc., Class A (1) 5,565 1,881,916
Maxim Integrated Products, Inc. (1) 1,651 111,624
McDonald's Corp. (1) 458 100,526
McKesson Corp. (1) 16,698 2,486,833
Merck & Co., Inc. (1) 36,344 3,014,735
MetLife, Inc. (1) 5,348 198,785
Micron Technology, Inc. (1)* 32,570 1,529,487
Microsoft Corp. (1) 48,593 10,220,566
Mylan NV (1)* 41,787 619,701
Newmont Corp. (1) 38,543 2,445,553
Northrop Grumman Corp. (1) 4,197 1,324,112
NortonLifeLock , Inc. (1) 56,396 1,175,293
NRG Energy, Inc. (1) 31,622 972,060
NVIDIA Corp. (1) 2,353 1,273,491
Omnicom Group, Inc. (1) 8,208 406,296
Oracle Corp. (1) 32,981 1,968,966
O'Reilly Automotive, Inc. (1)* 1,650 760,782
PACCAR, Inc. (1) 3,155 269,058
PayPal Holdings, Inc. (1)* 1,059 208,655
Pentair plc (1) 5,991 274,208
People's United Financial, Inc. (1) 91,289 941,190
Pfizer, Inc. (1) 59,876 2,197,449
Philip Morris International, Inc. (1) 5,718 428,793
Procter & Gamble Co. (The) (1) 17,694 2,459,289
Prologis, Inc., REIT (1) 2,980 299,848
Public Storage, REIT (1) 2,484 553,236
PulteGroup, Inc. (1) 18,630 862,383
Qorvo , Inc. (1)* 11,438 1,475,616
QUALCOMM, Inc. (1) 2,130 250,658
Raytheon Technologies Corp. (1) 4,436 255,247
INVESTMENTS SHARES VALUE ($)
United States - 57.6% (continued)
Regeneron Pharmaceuticals, Inc.
(1)* 148 82,847
Seagate Technology plc (1) 23,888 1,176,962
Sensata Technologies Holding plc
(1)* 1,924 83,001
Simon Property Group, Inc., REIT
(1) 1,723 111,444
Skyworks Solutions, Inc. (1) 8,571 1,247,081
SS&C Technologies Holdings, Inc.
(1) 17,027 1,030,474
Steel Dynamics, Inc. (1) 31,197 893,170
Synopsys, Inc. (1)* 732 156,633
Target Corp. (1) 10,437 1,642,993
Tesla, Inc. (1)* 3,604 1,546,152
Texas Instruments, Inc. (1) 4,293 612,997
Tractor Supply Co. (1) 9,122 1,307,547
Tyson Foods, Inc., Class A (1) 16,626 988,914
UnitedHealth Group, Inc. (1) 4,482 1,397,353
Universal Health Services, Inc.,
Class B (1) 5,188 555,220
VeriSign, Inc. (1)* 5,253 1,076,077
Verizon Communications, Inc. (1) 2,144 127,547
Vertex Pharmaceuticals, Inc. (1)* 2,844 773,909
Walgreens Boots Alliance, Inc. (1) 22,663 814,055
Walmart, Inc. (1) 4,076 570,273
Wayfair, Inc., Class A (1)* 2,916 848,585
Wells Fargo & Co. (1) 23,355 549,076
Welltower , Inc., REIT (1) 3,001 165,325
Western Union Co. (The) (1)(a) 17,553 376,161
Westrock Co. (1) 7,571 263,017
XPO Logistics, Inc. (1)* 1,183 100,153
Yum! Brands, Inc. (1) 16,980 1,550,274
Zebra Technologies Corp., Class
A (1)* 485 122,443
Zoom Video Communications, Inc.,
Class A (1)* 2,808 1,320,069
178,863,761
—
TOTAL COMMON STOCKS
(Cost $220,555,603) 270,510,097
SHORT-TERM INVESTMENTS - 8.8%
INVESTMENT COMPANIES - 8.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(e)(f) 4,595,881 4,595,881
Limited Purpose Cash Investment
Fund, 0.12% (1)(e) 22,813,132 22,808,569
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,405,982) 27,404,450

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(e)(g) 152,240 152,240
Limited Purpose Cash Investment
Fund 0.12% (1)(e)(g) 991,758 991,559
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,143,998) 1,143,799
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.1%
(Cost $249,105,583) 299,058,346
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.9% (h) 12,025,277
NET ASSETS - 100.0% 311,083,623
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 13,921,602 4.5%
Consumer Discretionary 44,259,311 14.2
Consumer Staples 13,809,699 4.4
Energy 391,984 0.1
Financials 21,092,452 6.8
Health Care 44,216,788 14.2
Industrials 23,272,313 7.5
Information Technology 77,086,102 24.8
Materials 21,048,875 6.7
Real Estate 7,053,046 2.3
Utilities 4,357,925 1.4
Short-Term Investments 27,404,450 8.8
Securities Lending Collateral 1,143,799 0.4
Total Investments In Securities
At Value 299,058,346 96.1
Other Assets in Excess of
Liabilities (h) 12,025,277 3.9
Net Assets
$ 311,083,623 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at September
30, 2020. The total value of securities on loan at September 30,
2020 was $1,263,226.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2020 amounted to $1,728,902, which represents approximately
0.56% of net assets of the fund.
(d) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(e) Represents 7-day effective yield as of September 30, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $177,725 was received.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/29/2020 HKD 35,145,000 $ 17,709
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 12/18/2020 CHF (6,823,280) 194,398
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.37%) Monthly JPMC 12/16/2020 EUR (131,034) 4,557
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 JPY 418,206,795 22,437
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 1,084,369 31,369
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(-0.20%) Monthly JPMC 12/16/2020 SGD (135,666) 471
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.29%) Monthly JPMC 12/16/2020 EUR (2,323,997) 95,252
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 12/16/2020 CHF (233,561) 3,587
369,780

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2020 ILS 1,831,424 $ (639)
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 USD 26,292 (68)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 621,465 (19,889)
(20,596)
$ 349,184
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 24 10/2020 EUR $ 3,081,649 $ (45,328)
Hang Seng Index 119 10/2020 HKD 17,988,078 106,248
OMXS30 Index 196 10/2020 SEK 4,007,716 22,169
DAX Index 44 12/2020 EUR 16,481,013 (384,103)
FTSE/MIB Index 95 12/2020 EUR 10,561,869 (485,007)
S&P/TSX 60 Index 40 12/2020 CAD 5,776,726 (19,435)
TOPIX Index 118 12/2020 JPY 18,186,981 352,155
(453,301)
Short Contracts
CAC 40 10 Euro Index (51) 10/2020 EUR (2,870,756) 121,638
IBEX 35 Index (123) 10/2020 EUR (9,706,001) 438,915
MSCI Singapore Index (1) 10/2020 SGD (20,710) 235
FTSE 100 Index (60) 12/2020 GBP (4,522,548) 162,664
S&P 500 E-Mini Index (8) 12/2020 USD (1,340,800) (6,711)
SPI 200 Index (208) 12/2020 AUD (21,609,548) 356,414
1,073,155
$ 619,854

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 130,500 USD 20,491 CITG 12/16/2020 $ 93
DKK 130,500 USD 20,491 JPMC 12/16/2020 93
EUR 3,288,500 USD 3,851,820 CITG 12/16/2020 10,573
EUR 3,288,500 USD 3,851,825 JPMC 12/16/2020 10,568
GBP 97,000 USD 124,168 CITG 12/16/2020 1,059
GBP 97,000 USD 124,168 JPMC 12/16/2020 1,059
HKD 1,397,000 USD 180,139 CITG 12/16/2020 65
HKD 1,397,000 USD 180,139 JPMC 12/16/2020 65
ILS 10,500 USD 3,036 CITG 12/16/2020 33
ILS 10,500 USD 3,036 JPMC 12/16/2020 33
JPY 1,037,829,001 USD 9,800,573 CITG 12/16/2020 50,476
JPY 1,037,828,999 USD 9,800,585 JPMC 12/16/2020 50,463
NZD 10,374,500 USD 6,813,364 CITG 12/16/2020 49,419
NZD 10,374,500 USD 6,813,373 JPMC 12/16/2020 49,411
SEK 13,492,000 USD 1,495,841 CITG 12/16/2020 12,146
SEK 13,492,000 USD 1,495,843 JPMC 12/16/2020 12,144
SGD 28,000 USD 20,483 CITG 12/16/2020 31
SGD 28,000 USD 20,483 JPMC 12/16/2020 31
USD 1,988,299 AUD 2,719,000 CITG 12/16/2020 40,407
USD 1,988,296 AUD 2,719,000 JPMC 12/16/2020 40,404
USD 23,281,267 CAD 30,562,006 CITG 12/16/2020 320,959
USD 23,281,230 CAD 30,561,996 JPMC 12/16/2020 320,930
USD 843,737 CHF 770,000 CITG 12/16/2020 5,764
USD 843,736 CHF 770,000 JPMC 12/16/2020 5,763
USD 318,744 DKK 1,988,500 CITG 12/16/2020 5,095
USD 318,744 DKK 1,988,500 JPMC 12/16/2020 5,094
USD 4,095,438 EUR 3,437,500 CITG 12/16/2020 58,043
USD 4,095,433 EUR 3,437,500 JPMC 12/16/2020 58,038
USD 3,537,890 GBP 2,719,000 CITG 12/16/2020 27,660
USD 3,537,885 GBP 2,719,000 JPMC 12/16/2020 27,657
USD 28,110 ILS 95,500 CITG 12/16/2020 199
USD 28,110 ILS 95,500 JPMC 12/16/2020 199
USD 13,693,436 NOK 121,500,994 CITG 12/16/2020 664,580
USD 13,693,420 NOK 121,501,005 JPMC 12/16/2020 664,562
USD 1,059,249 NZD 1,579,250 CITG 12/16/2020 14,568
USD 1,059,249 NZD 1,579,252 JPMC 12/16/2020 14,566
USD 2,995,281 SEK 26,263,500 CITG 12/16/2020 59,835
USD 2,995,277 SEK 26,263,500 JPMC 12/16/2020 59,831
USD 37,411 SGD 51,000 CITG 12/16/2020 46
USD 37,411 SGD 51,000 JPMC 12/16/2020 46
Total unrealized appreciation 2,642,008
AUD 34,804,500 USD 25,295,339 CITG 12/16/2020 (361,394)
AUD 34,804,500 USD 25,295,371 JPMC 12/16/2020 (361,427)
CAD 987,000 USD 753,779 CITG 12/16/2020 (12,276)
CAD 987,000 USD 753,780 JPMC 12/16/2020 (12,276)
CHF 731,000 USD 805,995 CITG 12/16/2020 (10,465)
CHF 731,000 USD 805,996 JPMC 12/16/2020 (10,465)
DKK 2,510,500 USD 399,152 CITG 12/16/2020 (3,167)
DKK 2,510,500 USD 399,153 JPMC 12/16/2020 (3,167)
EUR 20,810,504 USD 24,727,616 CITG 12/16/2020 (285,369)
EUR 20,810,496 USD 24,727,638 JPMC 12/16/2020 (285,397)
GBP 7,975,492 USD 10,498,680 CITG 12/16/2020 (202,319)
GBP 7,975,505 USD 10,498,710 JPMC 12/16/2020 (202,334)
ILS 1,041,499 USD 306,540 CITG 12/16/2020 (2,159)
ILS 1,041,500 USD 306,541 JPMC 12/16/2020 (2,159)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 64,494,500 USD 7,167,818 CITG 12/16/2020 $ (251,910)
NOK 64,494,500 USD 7,167,827 JPMC 12/16/2020 (251,921)
NZD 6,996,498 USD 4,650,390 CITG 12/16/2020 (22,171)
NZD 6,996,502 USD 4,650,398 JPMC 12/16/2020 (22,177)
SEK 5,660,500 USD 646,995 CITG 12/16/2020 (14,326)
SEK 5,660,499 USD 646,995 JPMC 12/16/2020 (14,327)
SGD 7,000 USD 5,151 CITG 12/16/2020 (22)
SGD 7,000 USD 5,151 JPMC 12/16/2020 (22)
USD 3,030,014 CAD 4,057,500 CITG 12/16/2020 (18,263)
USD 3,030,010 CAD 4,057,500 JPMC 12/16/2020 (18,267)
USD 11,602,939 GBP 9,028,994 CITG 12/16/2020 (53,491)
USD 11,602,940 GBP 9,029,006 JPMC 12/16/2020 (53,507)
USD 1,287,557 HKD 9,982,500 CITG 12/16/2020 (121)
USD 1,287,555 HKD 9,982,500 JPMC 12/16/2020 (123)
USD 16,942 ILS 58,500 CITG 12/16/2020 (155)
USD 16,942 ILS 58,500 JPMC 12/16/2020 (155)
USD 9,471,718 JPY 1,002,533,501 CITG 12/16/2020 (44,307)
USD 9,471,706 JPY 1,002,533,499 JPMC 12/16/2020 (44,319)
USD 3,706,966 NOK 35,042,000 CITG 12/16/2020 (50,676)
USD 3,706,962 NOK 35,042,000 JPMC 12/16/2020 (50,680)
USD 664,576 NZD 1,015,248 CITG 12/16/2020 (7,016)
USD 664,576 NZD 1,015,249 JPMC 12/16/2020 (7,017)
USD 44,953 SGD 61,500 CITG 12/16/2020 (106)
USD 44,953 SGD 61,500 JPMC 12/16/2020 (106)
Total unrealized depreciation (2,679,559)
Net unrealized depreciation $ (37,551)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 10,961,847 $ 10,961,847
CITG
Cash (100,000) – (100,000)
Investment Companies 1,665,846 – 1,665,846
JPMC
Investment Companies 2,930,035 – 2,930,035

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 85.5%
Australia - 7.7%
Afterpay Ltd. * 7,367 434,245
Ampol Ltd. 2,475 42,715
ASX Ltd. 1,526 89,219
Aurizon Holdings Ltd. 82,923 255,102
BHP Group Ltd. 23,855 616,261
BHP Group plc 43,558 929,273
BlueScope Steel Ltd. 78,345 721,857
CIMIC Group Ltd. * 7,539 100,983
Coles Group Ltd. 58,989 718,650
CSL Ltd. 779 160,916
Dexus , REIT 15,281 97,874
Fortescue Metals Group Ltd. 77,880 914,937
Glencore plc * 86,027 178,349
Goodman Group, REIT 31,460 407,326
GPT Group (The), REIT 36,710 103,272
Lendlease Corp. Ltd. 7,936 63,396
Mirvac Group, REIT 69,318 108,663
Rio Tinto Ltd. 3,088 210,915
Rio Tinto plc 22,269 1,339,980
Scentre Group, REIT 41,655 66,321
Sonic Healthcare Ltd. 3,151 74,827
South32 Ltd. 574,095 851,989
Stockland, REIT 30,469 83,236
Suncorp Group Ltd. 8,918 54,440
Vicinity Centres , REIT 43,855 43,794
8,668,540
—
Belgium - 1.2%
Ageas SA/NV 8,558 350,185
Colruyt SA * 2,703 175,416
Groupe Bruxelles Lambert SA 853 76,900
KBC Group NV 2,723 136,548
Proximus SADP 7,103 129,580
Solvay SA 2,496 214,737
UCB SA 2,845 323,117
1,406,483
—
Chile - 0.1%
Antofagasta plc 7,852 103,625
China - 0.7%
Yangzijiang Shipbuilding Holdings
Ltd. 1,006,880 735,512
Denmark - 2.2%
Coloplast A/S, Class B 2,723 431,566
Danske Bank A/S * 5,540 74,935
Novo Nordisk A/S, Class B 13,474 933,541
Pandora A/S 13,768 993,192
2,433,234
—
Finland - 1.3%
Kone OYJ, Class B 3,999 351,126
Nokia OYJ * 72,373 283,258
Orion OYJ, Class B 7,210 326,661
Stora Enso OYJ, Class R (a) 11,816 184,945
UPM- Kymmene OYJ 6,759 205,723
Wartsila OYJ Abp 19,099 149,987
1,501,700
—
INVESTMENTS SHARES VALUE ($)
France - 8.0%
Arkema SA 1,388 147,162
Atos SE * 15,378 1,235,716
BNP Paribas SA * 9,124 330,057
Bouygues SA 6,313 218,154
Capgemini SE 3,567 457,630
Carrefour SA 14,349 229,284
Cie de Saint-Gobain * 24,145 1,011,366
CNP Assurances * 4,912 61,603
Credit Agricole SA * 10,568 92,205
Dassault Aviation SA *(a) 43 36,273
Electricite de France SA 35,583 375,880
Engie SA * 2,102 28,090
Hermes International 196 168,806
Ingenico Group SA * 534 82,734
Ipsen SA 1,798 187,952
La Francaise des Jeux SAEM (b) 2,893 106,134
Legrand SA 382 30,426
Orange SA 56,248 585,854
Peugeot SA * 49,405 895,933
Publicis Groupe SA 6,204 199,955
Sanofi 13,726 1,375,507
Schneider Electric SE 5,422 673,949
SEB SA 595 96,789
Societe Generale SA * 7,606 100,961
Thales SA 2,990 224,094
Unibail - Rodamco -Westfield, REIT 2,476 91,314
9,043,828
—
Germany - 7.9%
Allianz SE (Registered) 771 147,978
Bayer AG (Registered) 25,638 1,581,705
Bayerische Motoren Werke AG 9,499 689,410
Brenntag AG 7,901 502,360
Deutsche Boerse AG 1,518 266,136
Deutsche Post AG (Registered) 8,942 405,748
Deutsche Wohnen SE 3,297 164,782
Fresenius Medical Care AG & Co.
KGaA 15,867 1,341,345
Fresenius SE & Co. KGaA 4,053 184,307
GEA Group AG 8,494 297,614
HeidelbergCement AG 3,957 241,796
HOCHTIEF AG 6,847 531,530
KION Group AG 5,737 489,878
Knorr- Bremse AG 2,601 306,298
LANXESS AG 2,115 121,012
Porsche Automobil Holding SE
(Preference) * 1,278 76,031
SAP SE 3,331 518,697
Uniper SE 10,072 325,115
Volkswagen AG (Preference) 1,621 260,837
Vonovia SE 4,674 320,417
Zalando SE *(b) 1,279 119,497
8,892,493
—
Hong Kong - 2.6%
ASM Pacific Technology Ltd. 4,169 42,679
CK Asset Holdings Ltd. 60,216 295,885
CK Infrastructure Holdings Ltd. 11,797 55,361
Hong Kong Exchanges & Clearing
Ltd. 9,829 462,685

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Hong Kong - 2.6% (continued)
Kerry Properties Ltd. 275,277 707,968
Link, REIT 33,339 273,193
Pacific Century Premium
Developments Ltd. * 6,912 1,823
PCCW Ltd. 42,350 25,335
Sun Hung Kai Properties Ltd. 8,602 110,850
WH Group Ltd. (b) 1,218,235 993,722
2,969,501
—
Italy - 1.7%
Assicurazioni Generali SpA 20,852 293,897
DiaSorin SpA 3,249 653,673
Poste Italiane SpA (b) 20,086 177,998
Prysmian SpA 7,877 228,651
UniCredit SpA * 75,280 621,980
1,976,199
—
Japan - 21.1%
Advantest Corp. 1,852 90,082
Alfresa Holdings Corp. 12,440 272,471
Astellas Pharma, Inc. 44,269 659,900
Benesse Holdings, Inc. 1,257 32,354
Brother Industries Ltd. 47,975 763,157
Calbee , Inc. 5,955 196,146
Daicel Corp. 18,462 133,066
Daito Trust Construction Co. Ltd. 520 46,095
Daiwa House Industry Co. Ltd. 5,555 142,471
Electric Power Development Co.
Ltd. 10,719 165,333
ENEOS Holdings, Inc. 27,329 97,506
FUJIFILM Holdings Corp. 8,073 397,933
Fujitsu Ltd. 8,602 1,175,186
Hitachi Ltd. 21,638 732,651
Hoya Corp. 3,772 425,920
Hulic Co. Ltd. 5,293 49,665
Isuzu Motors Ltd. 3,904 34,143
ITOCHU Corp. 7,874 201,620
Japan Post Insurance Co. Ltd. 23,756 374,045
Japan Real Estate Investment
Corp., REIT 17 86,913
Japan Retail Fund Investment
Corp., REIT 48 74,257
Japan Tobacco, Inc. 3,110 56,738
JGC Holdings Corp. 33,549 347,974
Kajima Corp. 2,779 33,482
Kamigumi Co. Ltd. 18,395 362,480
KDDI Corp. 1,191 29,956
Koito Manufacturing Co. Ltd. 9,198 469,334
Kurita Water Industries Ltd. 1,125 37,202
Lion Corp. 13,830 283,917
Marubeni Corp. 47,908 271,993
Mebuki Financial Group, Inc. 133,403 302,718
Medipal Holdings Corp. 9,264 185,764
Mitsubishi Corp. 11,712 280,331
Mitsubishi Estate Co. Ltd. 8,284 125,483
Mitsubishi Gas Chemical Co., Inc. 27,461 510,870
Mitsui Fudosan Co. Ltd. 6,356 110,605
MS&AD Insurance Group Holdings,
Inc. 1,058 28,506
Murata Manufacturing Co. Ltd. 3,970 258,158
INVESTMENTS SHARES VALUE ($)
Japan - 21.1% (continued)
Nexon Co. Ltd. 16,807 419,230
NGK Spark Plug Co. Ltd. 13,763 240,306
Nikon Corp. 10,719 72,328
Nintendo Co. Ltd. 3,043 1,724,442
Nippon Building Fund, Inc., REIT 23 130,180
Nippon Express Co. Ltd. 1,654 96,516
Nitto Denko Corp. 4,433 288,804
Nomura Real Estate Holdings, Inc. 2,581 49,120
NTT DOCOMO, Inc. 8,801 323,403
Obayashi Corp. 86,223 787,155
Olympus Corp. 25,145 522,909
Ono Pharmaceutical Co. Ltd. 1,455 45,765
ORIX Corp. 23,292 290,923
Otsuka Corp. 4,698 240,074
Panasonic Corp. 15,616 133,018
Pola Orbis Holdings, Inc. 12,308 232,071
Resona Holdings, Inc. 122,816 418,413
Rinnai Corp. 860 83,885
Rohm Co. Ltd. 13,301 1,028,301
Ryohin Keikaku Co. Ltd. 2,316 38,484
Sekisui House Ltd. 12,837 227,481
Shimamura Co. Ltd. 4,367 424,226
Shimizu Corp. 78,547 591,314
Shinsei Bank Ltd. 68,025 839,924
Shionogi & Co. Ltd. 8,007 428,569
Square Enix Holdings Co. Ltd. 529 35,010
SUMCO Corp. 44,467 627,389
Sumitomo Corp. 4,102 49,448
Sumitomo Electric Industries Ltd. 2,713 30,541
Sumitomo Heavy Industries Ltd. 13,499 314,066
Sumitomo Realty & Development
Co. Ltd. 3,746 110,893
Sumitomo Rubber Industries Ltd. 15,219 141,371
Suzuken Co. Ltd. 7,080 270,060
Sysmex Corp. 3,110 297,571
Taiheiyo Cement Corp. 16,742 427,482
Taisei Corp. 17,271 584,573
Taisho Pharmaceutical Holdings
Co. Ltd. 926 60,983
Teijin Ltd. 5,955 92,353
Tokyo Electric Power Co. Holdings,
Inc. * 11,580 31,847
Tokyo Electron Ltd. 1,787 466,862
Tokyu Fudosan Holdings Corp. 8,525 36,826
Toshiba Corp. 12,705 324,099
Tosoh Corp. 5,426 88,097
Toyoda Gosei Co. Ltd. 4,499 103,302
Toyota Tsusho Corp. 2,184 61,428
Yokohama Rubber Co. Ltd. (The) 3,639 51,803
23,729,270
—
Jordan - 0.1%
Hikma Pharmaceuticals plc 2,269 76,051
Macau - 0.1%
SJM Holdings Ltd. 78,745 93,349
Malta - 0.0%
BGP Holdings plc (3)*(c) 143,427 —

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.6%
Adyen NV *(b) 25 46,112
ASML Holding NV 4,970 1,835,784
ING Groep NV 37,338 266,476
Koninklijke Ahold Delhaize NV 47,972 1,417,953
Koninklijke Philips NV * 14,072 664,468
Royal Dutch Shell plc, Class A 7,880 98,369
Royal Dutch Shell plc, Class B 31,735 384,852
Wolters Kluwer NV 6,019 513,436
5,227,450
—
Russia - 0.2%
Evraz plc 53,742 239,307
Singapore - 0.5%
Ascendas , REIT 54,022 129,271
CapitaLand Commercial Trust,
REIT 61,209 74,219
CapitaLand Mall Trust, REIT 25,472 36,253
Singapore Exchange Ltd. 16,921 114,127
Venture Corp. Ltd. 17,271 245,231
599,101
—
South Africa - 1.0%
Anglo American plc 47,237 1,142,833
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria
SA 12,625 35,046
Enagas SA 30,194 696,670
Endesa SA 41,899 1,120,714
Industria de Diseno Textil SA 8,060 222,975
Naturgy Energy Group SA 16,178 324,445
Red Electrica Corp. SA 20,754 389,249
Repsol SA 8,958 60,517
2,849,616
—
Sweden - 3.4%
Atlas Copco AB, Class B 4,289 178,997
Essity AB, Class B 16,442 555,103
Evolution Gaming Group AB (b) 2,601 171,856
Husqvarna AB, Class B 24,512 269,538
Investor AB, Class B 3,864 252,396
Sandvik AB * 34,958 683,615
Skanska AB, Class B 5,809 122,678
SKF AB, Class B 20,004 412,694
Svenska Handelsbanken AB, Class
A *(a) 36,912 308,834
Swedish Match AB 3,750 306,625
Telefonaktiebolaget LM Ericsson,
Class B 56,858 622,211
3,884,547
—
Switzerland - 10.3%
Adecco Group AG (Registered) 14,525 766,417
Coca-Cola HBC AG 6,493 160,331
Credit Suisse Group AG
(Registered) 21,699 216,615
LafargeHolcim Ltd. (Registered) * 16,486 750,436
Logitech International SA
(Registered) 8,476 656,569
Nestle SA (Registered) 13,960 1,661,408
INVESTMENTS SHARES VALUE ($)
Switzerland - 10.3% (continued)
Novartis AG (Registered) 29,449 2,556,888
Roche Holding AG 8,343 2,857,815
SGS SA (Registered) 102 273,344
Sonova Holding AG (Registered) * 4,065 1,030,133
STMicroelectronics NV 19,744 605,549
UBS Group AG (Registered) 3,686 41,183
11,576,688
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(c) 5,443 —
United Kingdom - 8.3%
3i Group plc 7,980 102,474
Associated British Foods plc 4,976 119,800
Aviva plc 350,555 1,296,960
BAE Systems plc 96,116 596,930
Berkeley Group Holdings plc 6,292 342,994
British American Tobacco plc 10,663 382,496
BT Group plc 735,746 931,912
CK Hutchison Holdings Ltd. 181,974 1,102,718
Compass Group plc 26,562 399,008
Direct Line Insurance Group plc 42,484 148,172
Fiat Chrysler Automobiles NV * 14,421 177,017
GlaxoSmithKline plc 9,466 177,464
GVC Holdings plc 36,275 454,317
Kingfisher plc 194,463 744,872
London Stock Exchange Group plc 2,475 283,924
M&G plc 303,066 622,931
Persimmon plc 9,538 303,961
RELX plc 7,952 176,996
RSA Insurance Group plc 21,170 123,608
Sage Group plc (The) 45,432 422,208
Standard Chartered plc 12,837 59,071
Unilever NV 7,680 466,386
9,436,219
—
TOTAL COMMON STOCKS
(Cost $83,800,373) 96,585,546
SHORT-TERM INVESTMENTS - 9.5%
INVESTMENT COMPANIES - 9.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(d)(e) 4,004,363 4,004,363
Limited Purpose Cash Investment
Fund, 0.12% (1)(d) 6,784,984 6,783,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,787,990) 10,787,990

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.04%
(1)(d)(f) 39,858 39,858
Limited Purpose Cash Investment
Fund 0.12% (1)(d)(f) 259,652 259,600
TOTAL SECURITIES LENDING COLLATERAL
(Cost $299,510) 299,458
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.3%
(Cost $94,887,873) 107,672,994
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.7% (g) 5,351,579
NET ASSETS - 100.0% 113,024,573
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,404,675 3.9%
Consumer Discretionary 8,669,095 7.7
Consumer Staples 7,956,046 7.0
Energy 683,959 0.6
Financials 9,464,074 8.4
Health Care 18,107,850 16.0
Industrials 15,720,555 13.9
Information Technology 13,268,416 11.8
Materials 10,655,808 9.4
Real Estate 4,142,364 3.7
Utilities 3,512,704 3.1
Short-Term Investments 10,787,990 9.5
Securities Lending Collateral 299,458 0.3
Total Investments In Securities
At Value 107,672,994 95.3
Other Assets in Excess of
Liabilities (g ) 5,351,579 4.7
Net Assets
$ 113,024,573 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was
$285,100.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $1,615,319, which represents approximately 1.43% of net assets of the fund.
(c) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/29/2020 HKD 36,316,500 $ 16,092
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 12/18/2020 CHF (8,554,560) 201,386
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%) Monthly JPMC 12/16/2020 AUD (135,563) 1,144

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 USD 402 $ –
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.29%) Monthly JPMC 12/16/2020 EUR (684,081) 27,668
246,290
Tel Aviv Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2020 ILS 2,223,872 (776)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 1,597,598 (51,128)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(-0.20%) Monthly JPMC 12/16/2020 SGD (28,700) (171)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.54%) Monthly JPMC 12/16/2020 SEK (131,814) (393)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 GBP 603,853 (11,116)
(63,584)
$ 182,706

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 10/2020 EUR $ 385,206 $ (250)
Hang Seng Index 42 10/2020 HKD 6,348,733 32,202
DAX Index 20 12/2020 EUR 7,491,369 (87,599)
FTSE/MIB Index 24 12/2020 EUR 2,668,262 (119,932)
TOPIX Index 76 12/2020 JPY 11,713,650 286,181
110,602
Short Contracts
CAC 40 10 Euro Index (39) 10/2020 EUR (2,195,284) (16,193)
IBEX 35 Index (24) 10/2020 EUR (1,893,854) 80,647
MSCI Singapore Index (6) 10/2020 SGD (124,259) 450
OMXS30 Index (79) 10/2020 SEK (1,615,355) (11,617)
SPI 200 Index (55) 12/2020 AUD (5,714,063) 102,445
155,732
$ 266,334
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 31,000 USD 4,868 CITG 12/16/2020 $ 22
DKK 31,000 USD 4,868 JPMC 12/16/2020 22
GBP 11,000 USD 14,178 CITG 12/16/2020 23
GBP 11,000 USD 14,179 JPMC 12/16/2020 22
HKD 2,154,000 USD 277,763 CITG 12/16/2020 88
HKD 2,154,000 USD 277,763 JPMC 12/16/2020 88
JPY 338,448,000 USD 3,200,783 CITG 12/16/2020 11,758
JPY 338,448,000 USD 3,200,787 JPMC 12/16/2020 11,753
NZD 2,909,500 USD 1,908,332 CITG 12/16/2020 16,317
NZD 2,909,500 USD 1,908,334 JPMC 12/16/2020 16,314
SGD 40,000 USD 29,190 CITG 12/16/2020 116
SGD 40,000 USD 29,190 JPMC 12/16/2020 116
USD 4,572,786 AUD 6,287,499 CITG 12/16/2020 68,423
USD 4,572,782 AUD 6,287,501 JPMC 12/16/2020 68,416
USD 5,133,176 CHF 4,658,400 CITG 12/16/2020 63,551
USD 5,133,169 CHF 4,658,400 JPMC 12/16/2020 63,545
USD 470,031 DKK 2,952,000 CITG 12/16/2020 4,407
USD 470,030 DKK 2,952,000 JPMC 12/16/2020 4,406
USD 4,892,705 EUR 4,156,500 CITG 12/16/2020 10,834
USD 4,892,699 EUR 4,156,500 JPMC 12/16/2020 10,827
USD 9,385,092 GBP 7,161,349 CITG 12/16/2020 139,791
USD 9,385,083 GBP 7,161,351 JPMC 12/16/2020 139,778
USD 76,193 ILS 258,500 CITG 12/16/2020 647
USD 76,193 ILS 258,500 JPMC 12/16/2020 647
USD 19,916 JPY 2,090,500 CITG 12/16/2020 73
USD 19,916 JPY 2,090,500 JPMC 12/16/2020 73
USD 31,782 NZD 48,000 CITG 12/16/2020 30
USD 31,782 NZD 48,000 JPMC 12/16/2020 29
USD 3,103,534 SEK 27,182,500 CITG 12/16/2020 65,372
USD 3,103,530 SEK 27,182,500 JPMC 12/16/2020 65,369

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 81,401 SGD 111,000 CITG 12/16/2020 $ 77
USD 81,401 SGD 111,000 JPMC 12/16/2020 77
Total unrealized appreciation 763,011
AUD 19,819,548 USD 14,406,111 CITG 12/16/2020 (207,387)
AUD 19,819,552 USD 14,406,131 JPMC 12/16/2020 (207,401)
CHF 1,303,500 USD 1,428,831 CITG 12/16/2020 (10,263)
CHF 1,303,500 USD 1,428,833 JPMC 12/16/2020 (10,266)
DKK 4,376,000 USD 696,707 CITG 12/16/2020 (6,473)
DKK 4,376,000 USD 696,708 JPMC 12/16/2020 (6,474)
EUR 14,759,696 USD 17,533,911 CITG 12/16/2020 (198,426)
EUR 14,759,704 USD 17,533,942 JPMC 12/16/2020 (198,448)
GBP 6,125,999 USD 8,019,358 CITG 12/16/2020 (110,690)
GBP 6,126,001 USD 8,019,371 JPMC 12/16/2020 (110,702)
ILS 2,013,500 USD 592,657 CITG 12/16/2020 (4,204)
ILS 2,013,500 USD 592,658 JPMC 12/16/2020 (4,204)
JPY 330,088,000 USD 3,136,409 CITG 12/16/2020 (3,222)
JPY 330,088,000 USD 3,136,413 JPMC 12/16/2020 (3,226)
NZD 1,701,000 USD 1,133,894 CITG 12/16/2020 (8,674)
NZD 1,701,000 USD 1,133,895 JPMC 12/16/2020 (8,675)
SEK 11,776,500 USD 1,334,573 CITG 12/16/2020 (18,325)
SEK 11,776,500 USD 1,334,575 JPMC 12/16/2020 (18,327)
SGD 27,500 USD 20,216 CITG 12/16/2020 (69)
SGD 27,500 USD 20,216 JPMC 12/16/2020 (69)
USD 1,618,867 AUD 2,286,000 CITG 12/16/2020 (18,824)
USD 1,618,865 AUD 2,286,000 JPMC 12/16/2020 (18,825)
USD 28,059 DKK 179,000 CITG 12/16/2020 (176)
USD 28,059 DKK 179,000 JPMC 12/16/2020 (176)
USD 1,698,800 EUR 1,456,000 CITG 12/16/2020 (11,294)
USD 1,698,798 EUR 1,456,000 JPMC 12/16/2020 (11,296)
USD 4,146,929 GBP 3,240,000 CITG 12/16/2020 (35,911)
USD 4,146,924 GBP 3,240,000 JPMC 12/16/2020 (35,915)
USD 498,100 HKD 3,862,000 CITG 12/16/2020 (73)
USD 498,099 HKD 3,862,000 JPMC 12/16/2020 (74)
USD 183,956 ILS 635,000 CITG 12/16/2020 (1,628)
USD 183,956 ILS 635,000 JPMC 12/16/2020 (1,628)
USD 10,034,099 JPY 1,062,775,600 CITG 12/16/2020 (53,743)
USD 10,034,086 JPY 1,062,775,600 JPMC 12/16/2020 (53,755)
USD 42,243 SGD 57,850 CITG 12/16/2020 (140)
USD 42,243 SGD 57,850 JPMC 12/16/2020 (140)
Total unrealized depreciation (1,379,123)
Net unrealized depreciation $ (616,112)
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 3,366,155 $ 3,366,155
CITG
Investment Companies 490,017 – 490,017
GSIN
Cash 130,000 – 130,000
JPMC
Investment Companies 3,514,346 – 3,514,346

Schedule of Investments
AQR Funds | Annual Report | September 2020
September 30, 2020
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ILS - Israeli Shekel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.15%
Australian Bank-Bill Reference Rate (“BBR”): 0.09%
Euro Interbank Offered Rate (“EURIBOR”): -0.53%
Singapore Swap Offered Rate (“SOR”): 0.12%
Stockholm Interbank Offered Rate (“STIBOR”): -0.05%

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 822,912,682 $ 237,887,805 $ 224,697,947 $ 172,463,893
Investments in securities of unaffiliated issuers, at value* .......... $ 1,089,629,280 $ 267,809,590 $ 243,024,728 $ 223,455,308
Cash ................................................. — — — 41,583
Cash denominated in foreign currencies
‡
...................... — — 549,475 1,388,042
Deposits with brokers for futures contracts ..................... 4,183,606 1,122,547 1,245,855 1,175,480
Variation margin on futures contracts ......................... 290,398 — 63,887 43,351
Receivables:
Foreign tax reclaims ................................... — — 1,437,514 3,164
Dividends ........................................... 788,628 184,437 945,991 256,869
Capital shares sold .................................... 3,014,156 709,530 452,544 2,136,965
Prepaid expenses ....................................... 56,284 28,300 31,044 26,141
Total Assets 1,097,962,352 269,854,404 247,751,038 228,526,903
LIABILITIES:
Variation margin on futures contracts ......................... — 22,619 — —
Payables: – – – –
Securities purchased ................................... — — — 54,566
Collateral received on securities loaned ..................... 3,621,292 11,494,623 1,709,905 14,515
Accrued investment advisory fees ......................... 238,109 86,350 65,923 79,978
Accrued distribution fees—Class N ........................ 2,161 1,122 853 691
Capital shares redeemed ............................... 775,310 209,135 144,157 92,534
Other accrued expenses and liabilities ........................ 143,631 53,082 56,458 196,213
Total Liabilities 4,780,503 11,866,931 1,977,296 438,497
Net Assets $ 1,093,181,849 $ 257,987,473 $ 245,773,742 $ 228,088,406
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 740,338,501 $ 269,767,167 $ 245,931,459 $ 212,609,850
Total distributable earnings (loss) ........................... 352,843,348 (11,779,694) (157,717) 15,478,556
Net Assets $ 1,093,181,849 $ 257,987,473 $ 245,773,742 $ 228,088,406
NET ASSETS:
Class I ............................................... $ 218,608,750 $ 39,049,453 $ 49,672,514 $ 44,057,154
Class N ............................................... 10,681,542 5,421,509 4,146,603 3,346,952
Class R6 .............................................. 863,891,557 213,516,511 191,954,62 5 180,684,300
SHARES OUTSTANDING: – – – –
Class I ............................................... 12,397,274 3,161,294 4,646,854 4,306,921
Class N ............................................... 602,833 440,172 389,023 327,236
Class R6 .............................................. 49,015,867 17,263,343 17,983,584 17,633,709
NET ASSET VALUE: – – – –
Class I ............................................... $ 17.63 $ 12.35 $ 10.69 $ 10.23
Class N ............................................... $ 17.72 $ 12.32 $ 10.66 $ 10.23
Class R6 .............................................. $ 17.62 $ 12.37 $ 10.67 $ 10.25
* Includes market value of securities out on loan ................ $ 3,546,819 $ 12,685,946 $ 1,628,500 $ 13,785
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 545,954 $ 1,352,597

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM LARGE
CAP MULTI-
STYLE FUND
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 191,497,520 $ 16,888,975 $ 166,362,168 $ 253,284,526
Investments in securities of unaffiliated issuers, at value* .......... $ 276,156,933 $ 18,611,871 $ 191,783,561 $ 337,744,650
Cash ................................................. — — — 60,458
Cash denominated in foreign currencies
‡
...................... — — 484,855 2,086,394
Deposits with brokers for futures contracts ..................... 910,628 82,928 688,279 1,291,087
Variation margin on futures contracts ......................... 63,155 — 35,430 357,929
Receivables:
Foreign tax reclaims ................................... — — 700,725 5,241
Dividends ........................................... 202,578 13,476 777,344 447,484
Capital shares sold .................................... 986,200 194,607 106,181 6,390
Due from Investment Adviser ............................. — 572 — —
Prepaid expenses ....................................... 23,295 15,530 25,147 19,676
Total Assets 278,342,789 18,918,984 194,601,522 342,019,309
LIABILITIES:
Variation margin on futures contracts ......................... — 15,527 — —
Payables: – – – –
Collateral received on securities loaned ..................... 319,493 734,675 2,470,839 —
Accrued investment advisory fees ......................... 57,616 — 59,910 139,009
Accrued distribution fees—Class N ........................ 404 650 253 178
Capital shares redeemed ............................... 112,881 22,252 102,264 196,122
Other accrued expenses and liabilities ........................ 54,372 22,136 46,922 115,470
Total Liabilities 544,766 795,240 2,680,188 450,779
Net Assets $ 277,798,023 $ 18,123,744 $ 191,921,334 $ 341,568,530
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 198,480,146 $ 17,318,266 $ 177,651,768 $ 277,207,694
Total distributable earnings (loss) ........................... 79,317,877 805,478 14,269,566 64,360,836
Net Assets $ 277,798,023 $ 18,123,744 $ 191,921,334 $ 341,568,530
NET ASSETS:
Class I ............................................... $ 81,992,006 $ 12,759,336 $ 25,718,092 $ 19,270,808
Class N ............................................... 2,004,935 3,163,125 1,225,513 866,935
Class R6 .............................................. 193,801,082 2,201,283 164,977,729 321,430,787
SHARES OUTSTANDING: – – – –
Class I ............................................... 5,696,598 1,217,441 2,497,480 1,823,270
Class N ............................................... 139,337 302,348 119,278 81,779
Class R6 .............................................. 13,446,015 209,598 15,989,800 30,383,517
NET ASSET VALUE: – – – –
Class I ............................................... $ 14.39 $ 10.48 $ 10.30 $ 10.57
Class N ............................................... $ 14.39 $ 10.46 $ 10.27 $ 10.60
Class R6 .............................................. $ 14.41 $ 10.50 $ 10.32 $ 10.58
* Includes market value of securities out on loan ................ $ 312,970 $ 770,676 $ 2,353,087 $ —
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 483,176 $ 2,051,070

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM LARGE
CAP MOMENTUM
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 539,143,813 $ 174,136,691 $ 339,208,116 $ 145,463,030
Investments in securities of unaffiliated issuers, at value* .......... $ 782,056,724 $ 215,336,739 $ 430,513,488 $ 263,581,081
Cash ................................................. — — 2,684 —
Cash denominated in foreign currencies
‡
...................... 405 — 872,416 —
Deposits with brokers for futures contracts ..................... 1,465,508 536,142 1,480,563 804,261
Variation margin on futures contracts ......................... 102,324 — 75,558 55,904
Receivables:
Foreign tax reclaims ................................... — — 1,236,966 —
Dividends ........................................... 190,244 110,799 914,853 52,492
Capital shares sold .................................... 244,288 105,573 134,448 278,359
Prepaid expenses ....................................... 40,066 27,686 31,003 23,883
Total Assets 784,099,559 216,116,939 435,261,979 264,795,980
LIABILITIES:
Variation margin on futures contracts ......................... — 10,295 — —
Payables: – – – –
Collateral received on securities loaned ..................... 2,846,570 8,859,206 3,220,422 1,244,245
Accrued investment advisory fees ......................... 149,203 62,514 122,633 42,404
Accrued distribution fees—Class N ........................ 9,515 770 12,337 1,187
Capital shares redeemed ............................... 1,559,862 314,263 441,198 620,718
Other accrued expenses and liabilities ........................ 210,613 69,595 117,510 66,035
Total Liabilities 4,775,763 9,316,643 3,914,100 1,974,589
Net Assets $ 779,323,796 $ 206,800,296 $ 431,347,879 $ 262,821,391
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 431,785,524 $ 156,767,034 $ 367,088,098 $ 139,321,619
Total distributable earnings (loss) ........................... 347,538,272 50,033,262 64,259,781 123,499,772
Net Assets $ 779,323,796 $ 206,800,296 $ 431,347,879 $ 262,821,391
NET ASSETS:
Class I ............................................... $ 616,262,643 $ 160,585,983 $ 256,066,580 $ 151,208,778
Class N ............................................... 46,796,850 3,761,316 60,332,540 5,839,225
Class R6 .............................................. 116,264,303 42,452,997 114,948,759 105,773,388
SHARES OUTSTANDING: – – – –
Class I ............................................... 25,183,797 8,249,096 15,819,338 5,335,272
Class N ............................................... 1,912,932 193,339 3,737,181 206,996
Class R6 .............................................. 4,765,416 2,187,452 7,111,272 3,736,222
NET ASSET VALUE: – – – –
Class I ............................................... $ 24.47 $ 19.47 $ 16.19 $ 28.34
Class N ............................................... $ 24.46 $ 19.45 $ 16.14 $ 28.21
Class R6 .............................................. $ 24.40 $ 19.41 $ 16.16 $ 28.31
* Includes market value of securities out on loan ................ $ 9,675,374 $ 8,540,860 $ 3,276,198 $ 5,290,359
‡
Cash denominated in foreign currencies, at cost ............... $ 420 $ — $ 874,273 $ —

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM SMALL
CAP MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 41,080,754 $ 83,675,945 $ 4,502,109,517 $ 180,651,106
Investments in securities of affiliated issuers, at cost ............. — — 276,317,542 —
Investments in securities of unaffiliated issuers, at value* .......... $ 51,549,621 $ 108,328,185 $ 5,802,381,782 $ 206,548,484
Investments in securities of affiliated issuers, at value * ........... — — 276,279,734 —
Cash ................................................. — 516 — —
Cash denominated in foreign currencies
‡
...................... — 149,987 — 518,313
Deposits with brokers for futures contracts ..................... 159,591 383,347 18,756,420 914,776
Variation margin on futures contracts ......................... — 19,623 1,300,315 47,316
Receivables:
Foreign tax reclaims ................................... — 401,930 — 485,972
Dividends ........................................... 25,722 212,374 5,855,195 757,670
Capital shares sold .................................... 143,549 166,138 4,190,810 326,467
Prepaid expenses ....................................... 19,253 21,507 165,983 50,673
Total Assets 51,897,736 109,683,607 6,108,930,239 209,649,671
LIABILITIES:
Variation margin on futures contracts ......................... 3,094 — — —
Payables: – – – –
Collateral received on securities loaned ..................... 4,635,655 287,708 12,016,046 2,743,566
Accrued investment advisory fees ......................... 4,649 21,326 1,779,177 50,522
Accrued distribution fees—Class N ........................ 547 583 96,361 1,960
Capital shares redeemed ............................... 20,374 31,924 4,822,067 237,329
Other accrued expenses and liabilities ........................ 31,163 43,282 1,199,653 72,586
Total Liabilities 4,695,482 384,823 19,913,304 3,105,963
Net Assets $ 47,202,254 $ 109,298,784 $ 6,089,016,935 $ 206,543,708
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 35,726,695 $ 105,286,801 $ 4,824,322,851 $ 186,137,464
Total distributable earnings (loss) ........................... 11,475,559 4,011,983 1,264,694,084 20,406,244
Net Assets $ 47,202,254 $ 109,298,784 $ 6,089,016,935 $ 206,543,708
NET ASSETS:
Class I ............................................... $ 42,661,825 $ 58,275,761 $ 4,248,841,118 $ 131,283,423
Class N ............................................... 2,697,737 2,860,580 463,059,469 9,540,499
Class R6 .............................................. 1,842,692 48,162,443 1,377,116,348 65,719,786
SHARES OUTSTANDING: – – – –
Class I ............................................... 2,132,935 4,106,404 170,746,021 9,957,462
Class N ............................................... 136,014 202,784 18,663,666 700,109
Class R6 .............................................. 92,148 3,402,835 55,378,100 4,986,241
NET ASSET VALUE: – – – –
Class I ............................................... $ 20.00 $ 14.19 $ 24.88 $ 13.18
Class N ............................................... $ 19.83 $ 14.11 $ 24.81 $ 13.63
Class R6 .............................................. $ 20.00 $ 14.15 $ 24.87 $ 13.18
* Includes market value of securities out on loan ................ $ 5,216,124 $ 685,558 $ 31,452,436 $ 2,613,064
‡
Cash denominated in foreign currencies, at cost ............... $ — $ 150,010 $ — $ 516,910

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........................... $ 7,028,550 $ 249,105,583 $ 94,887,873
Investments in securities of unaffiliated issuers, at value* .......................... $ 8,514,692 $ 299,058,346 $ 107,672,994
Cash denominated in foreign currencies
‡
...................................... 26,598 511,767 215,757
Unrealized appreciation on forward foreign currency exchange contracts .............. — 2,642,008 763,011
Unrealized appreciation on OTC swaps ....................................... — 369,780 246,290
Due from broker ........................................................ — 5,679 148,490
Deposits with brokers for futures contracts ..................................... 49,110 11,388,818 3,734,165
Variation margin on futures contracts ......................................... 40,178 192,883 —
Receivables:
Securities sold ....................................................... — 104,829,353 9,361,945
Foreign tax reclaims ................................................... 2,805 615,904 2,180,123
Dividends and interest .................................................. 15,523 552,974 351,047
Capital shares sold .................................................... — 52,852 11,047
Due from Investment Adviser ............................................. 9,146 — —
Prepaid expenses ....................................................... 27,284 33,168 13,232
Total Assets 8,685,336 420,253,532 124,698,101
LIABILITIES:
Due to broker .......................................................... 1,886 241,099 313,367
Unrealized depreciation on forward foreign currency exchange contracts .............. — 2,679,559 1,379,123
Unrealized depreciation on OTC swaps ....................................... — 20,596 63,584
Variation margin on futures contracts ......................................... — — 101,676
Payables: – – –
Securities purchased ................................................... — 104,857,200 9,352,380
Collateral received on securities loaned ..................................... — 1,143,799 299,458
Accrued investment advisory fees ......................................... — 143,071 73,100
Accrued distribution fees—Class N ........................................ 72 1,053 1,095
Capital shares redeemed ............................................... — 18,667 13,697
Other accrued expenses and liabilities ........................................ 49,024 64,865 76,048
Total Liabilities 50,982 109,169,909 11,673,528
Net Assets $ 8,634,354 $ 311,083,623 $ 113,024,573
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) .......... $ 9,326,312 $ 282,870,298 $ 126,350,314
Total distributable earnings (loss) ........................................... (691,958) 28,213,325 (13,325,741)
Net Assets $ 8,634,354 $ 311,083,623 $ 113,024,573
NET ASSETS:
Class I ............................................................... $ 2,679,156 $ 15,876,148 $ 68,120,782
Class N ............................................................... 165,356 5,125,397 5,238,018
Class R6 .............................................................. 5,789,842 290,082,078 39,665,773
SHARES OUTSTANDING: – – –
Class I ............................................................... 310,708 1,844,523 7,366,557
Class N ............................................................... 18,703 601,865 552,521
Class R6 .............................................................. 673,368 33,446,503 4,002,124
NET ASSET VALUE: – – –
Class I ............................................................... $ 8.62 $ 8.61 $ 9.25
Class N ............................................................... $ 8.84 $ 8.52 $ 9.48
Class R6 .............................................................. $ 8.60 $ 8.67 $ 9.91
* Includes market value of securities out on loan ................................ $ — $ 1,263,226 $ 285,100
‡
Cash denominated in foreign currencies, at cost ............................... $ 26,800 $ 509,934 $ 214,161

Statements of Operations

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 21,633,110 $ 4,563,121 $ 6,443,413 $ 5,149,217
Securities lending income, net .............................. 136,838 356,947 12,947 665
Total Income 21,769,948 4,920,068 6,456,360 5,149,882
EXPENSES:
Investment advisory fees .................................. 3,405,823 1,935,493 1,065,701 1,260,804
Custody fees ........................................... 26,920 29,254 45,741 157,125
Administration & accounting fees ............................ 267,430 88,087 54,895 48,785
Legal fees ............................................. 41,442 15,927 8,674 7,747
Audit & tax fees ......................................... 45,912 48,997 59,888 87,831
Shareholder reporting fees ................................ 68,981 84,391 34,517 35,562
Transfer agent fees ...................................... 302,541 69,027 70,316 66,555
Trustee fees ........................................... 66,828 23,147 14,660 12,784
Distribution fees—Class N ................................. 47,867 14,790 10,254 9,257
Interest expense ........................................ 42,938 19,545 12,641 7,726
Interfund lending expense ................................. 6,821 1,489 1,079 1,767
Recoupment of waiver ................................... 28,346 — — —
Registration fees ........................................ 88,481 63,149 60,144 56,986
Other expenses ........................................ 28,204 11,657 5,377 8,650
Total Expenses 4,468,534 2,404,953 1,443,887 1,761,579
Less expense reimbursements ............................. (91,592) (186,633) (179,534) (321,294)
Net Expenses 4,376,942 2,218,320 1,264,353 1,440,285
Net Investment Income (Loss) 17,393,006 2,701,748 5,192,007 3,709,597
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $–, $–, $– and
$47,870 ) ......................................... 103,356,559 (18,471,377) 1,722,215 (4,387,059)
Settlement of foreign currency and foreign currency transactions .. — — 47,320 (268,611)
Expiration or closing of futures contracts .................... (993,965) (12,284,339) (333,166) (187,669)
Net realized gain (loss) 102,362,594 (30,755,716) 1,436,369 (4,843,339)
Net change in unrealized appreciation (depreciation) on:
Investment securities of u naffiliated issuers (net change in deferred capital gain country t ax accruals of $—, $—, $— and $ 112,118) . (17,008,579) (22,921,795) (4,551,885) 21,668,808
Foreign currency and foreign currency transactions ............ — — 115,254 48,579
Futures contracts ..................................... 524,340 82,915 (138,959) 110,586
Net change in unrealized appreciation (depreciation) (16,484,239) (22,838,880) (4,575,590) 21,827,973
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 85,878,355 (53,594,596) (3,139,221) 16,984,634
Net increase (decrease) in net assets resulting from operations $ 103,271,361 $ (50,892,848) $ 2,052,786 $ 20,694,231
________________
†
Net of foreign taxes withheld of ............................ $ 21,340 $ 7,120 $ 549,112 $ 596,494

Statements of Operations

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM LARGE
CAP MULTI-
STYLE FUND
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 5,473,115 $ 243,302 $ 5,237,191 $ 8,328,241
Securities lending income, net .............................. 26,163 13,796 11,099 645
Total Income 5,499,278 257,098 5,248,290 8,328,886
EXPENSES:
Investment advisory fees .................................. 873,355 103,479 856,926 2,040,050
Custody fees ........................................... 18,319 14,579 42,515 203,123
Administration & accounting fees ............................ 66,459 4,724 43,278 77,367
Legal fees ............................................. 10,461 2,221 6,603 12,290
Audit & tax fees ......................................... 44,367 48,789 55,436 111,349
Shareholder reporting fees ................................ 24,285 5,234 22,731 26,402
Transfer agent fees ...................................... 108,382 36,518 48,334 51,959
Trustee fees ........................................... 17,044 2,085 11,415 19,873
Distribution fees—Class N ................................. 3,530 8,171 2,771 1,722
Interest expense ........................................ 10,266 731 6,793 12,167
Interfund lending expense ................................. 594 79 — 1,599
Recoupment of waiver ................................... 89 — — —
Registration fees ........................................ 61,815 52,626 59,713 57,959
Other expenses ........................................ 6,045 494 3,741 14,382
Total Expenses 1,245,011 279,730 1,160,256 2,630,242
Less expense reimbursements ............................. (124,344) (133,705) (170,306) (369,716)
Net Expenses 1,120,667 146,025 989,950 2,260,526
Net Investment Income (Loss) 4,378,611 111,073 4,258,340 6,068,360
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (7,688,115) (370,434) (7,324,914) (11,431,521)
Settlement of foreign currency and foreign currency transactions .. — — (80,590) (453,166)
Expiration or closing of futures contracts .................... (706,374) (12,956) (788,407) 849,466
Net realized gain (loss) (8,394,489) (383,390) (8,193,911) (11,035,221)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 27,102,559 (707,331) 6,806,248 37,014,770
Foreign currency and foreign currency transactions ............ — — 56,395 51,661
Futures contracts ..................................... 111,009 9,866 (174,098) 149,537
Net change in unrealized appreciation (depreciation) 27,213,568 (697,465) 6,688,545 37,215,968
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 18,819,079 (1,080,855) (1,505,366) 26,180,747
Net increase (decrease) in net assets resulting from operations $ 23,197,690 $ (969,782) $ 2,752,974 $ 32,249,107
________________
†
Net of foreign taxes withheld of ............................ $ 9,486 $ 337 $ 482,635 $ 966,994

Statements of Operations

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM
LARGE CAP
MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 11,159,334 $ 2,106,972 $ 8,312,142 $ 3,013,873
Securities lending income, net .............................. 99,835 405,009 16,390 20,947
Total Income 11,259,169 2,511,981 8,328,532 3,034,820
EXPENSES:
Investment advisory fees .................................. 2,128,658 1,039,151 1,694,794 605,020
Custody fees ........................................... 38,092 27,703 83,046 17,122
Administration & accounting fees ............................ 194,743 52,504 96,638 55,340
Legal fees ............................................. 30,154 8,216 14,761 8,404
Audit & tax fees ......................................... 47,006 49,678 57,938 45,227
Shareholder reporting fees ................................ 64,007 31,024 48,894 18,742
Transfer agent fees ...................................... 708,162 203,913 326,573 157,397
Trustee fees ........................................... 48,237 13,861 24,369 14,148
Distribution fees—Class N ................................. 135,316 10,762 112,842 14,342
Interest expense ........................................ 30,431 8,262 14,878 8,576
Interfund lending expense ................................. 4,785 578 — 371
Registration fees ........................................ 86,530 62,552 64,175 58,793
Other expenses ........................................ 18,277 5,244 13,582 4,440
Total Expenses 3,534,398 1,513,448 2,552,490 1,007,922
Less expense reimbursements ............................. (130,096) (156,803) (215,052) (121,662)
Net Expenses 3,404,302 1,356,645 2,337,438 886,260
Net Investment Income (Loss) 7,854,867 1,155,336 5,991,094 2,148,560
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 118,986,952 9,070,971 (4,061,613) 4,111,568
Settlement of foreign currency and foreign currency transactions .. — — (17,473) —
Expiration or closing of futures contracts .................... 1,444,551 (710,378) 1,240,035 23,583
Net realized gain (loss) 120,431,503 8,360,593 (2,839,051) 4,135,151
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 11,735,414 6,235,909 39,323,832 38,991,932
Foreign currency and foreign currency transactions ............ 28 — 97,844 —
Futures contracts ..................................... 183,351 (39,373) (371,802) 10,621
Net change in unrealized appreciation (depreciation) 11,918,793 6,196,536 39,049,874 39,002,553
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 132,350,296 14,557,129 36,210,823 43,137,704
Net increase (decrease) in net assets resulting from operations $ 140,205,163 $ 15,712,465 $ 42,201,917 $ 45,286,264
________________
†
Net of foreign taxes withheld of ............................ $ — $ 1,142 $ 732,118 $ —

Statements of Operations

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM
SMALL CAP
MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 451,486 $ 2,102,907 $ 101,500,590 $ 5,346,595
Affiliated issuers ...................................... — — 2,345,984 —
Securities lending income, net .............................. 86,548 5,996 138,867 7,300
Total Income 538,034 2,108,903 103,985,441 5,353,895
EXPENSES:
Investment advisory fees .................................. 223,190 427,229 14,091,723 876,800
Custody fees ........................................... 19,540 37,515 159,065 57,577
Administration & accounting fees ............................ 11,355 24,444 1,326,467 50,015
Legal fees ............................................. 1,778 3,731 198,944 7,878
Audit & tax fees ......................................... 46,305 55,163 60,054 54,999
Shareholder reporting fees ................................ 9,405 13,281 523,247 21,585
Transfer agent fees ...................................... 67,318 73,637 3,612,188 167,526
Trustee fees ........................................... 3,688 6,799 307,712 13,087
Distribution fees—Class N ................................. 6,957 7,136 1,035,106 21,650
Interest expense ........................................ 1,764 3,792 190,141 7,797
Interfund lending expense ................................. 75 693 — 1,238
Recoupment of waiver ................................... — — 296,149 —
Registration fees ........................................ 55,658 55,035 421,870 79,253
Other expenses ........................................ 1,170 3,837 98,036 4,768
Total Expenses 448,203 712,292 22,320,702 1,364,173
Less expense reimbursements ............................. (142,505) (165,408) (141,036) (193,398)
Net Expenses 305,698 546,884 22,179,666 1,170,775
Net Investment Income (Loss) 232,336 1,562,019 81,805,775 4,183,120
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 1,247,073 (3,204,859) (130,436,163) (6,888,621)
Transactions in investment securities of affiliated issuers ....... — — (2,090) —
Settlement of foreign currency and foreign currency transactions .. — (46,130) — (95,608)
Expiration or closing of futures contracts .................... (343,051) (417,036) 32,666,051 545,992
Net realized gain (loss) 904,022 (3,668,025) (97,772,202) (6,438,237)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 1,886,788 10,182,908 530,035,443 6,551,926
Investment securities of affiliated issuers ................... — — (58,797) —
Foreign currency and foreign currency transactions ............ — 31,515 — 40,702
Futures contracts ..................................... 19,584 (92,064) 5,682,179 (217,533)
Net change in unrealized appreciation (depreciation) 1,906,372 10,122,359 535,658,825 6,375,095
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 2,810,394 6,454,334 437,886,623 (63,142)
Net increase (decrease) in net assets resulting from operations $ 3,042,730 $ 8,016,353 $ 519,692,398 $ 4,119,978
________________
†
Net of foreign taxes withheld of ............................ $ 237 $ 186,005 $ 8,492 $ 478,201

Statements of Operations

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................................... $ 932,315 $ 6,026,091 $ 4,627,954
Interest income: — — —
Unaffiliated issuers .................................................... 144 — —
Securities lending income, net .............................................. 36 10,303 1,565
Total Income 932,495 6,036,394 4,629,519
EXPENSES:
Investment advisory fees .................................................. 265,218 1,796,966 1,299,951
Custody fees ........................................................... 77,291 48,953 62,406
Administration & accounting fees ............................................ 10,976 68,097 42,309
Legal fees ............................................................. 2,723 10,618 6,976
Audit & tax fees ......................................................... 79,490 77,515 79,006
Shareholder reporting fees ................................................ 11,169 18,587 29,257
Transfer agent fees ...................................................... 64,006 101,015 164,559
Trustee fees ........................................................... 3,546 17,356 12,212
Distribution fees—Class N ................................................. 10,003 11,862 17,104
Interest expense ........................................................ 5,531 13,201 12,514
Interfund lending expense ................................................. 37 — —
Recoupment of waiver ................................................... — 2,116 2,775
Registration fees ........................................................ 57,118 76,041 59,447
Other expenses ........................................................ 12,569 5,957 7,377
Total Expenses 599,677 2,248,284 1,795,893
Less expense reimbursements ............................................. (244,583) (47,207) (107,076)
Net Expenses 355,094 2,201,077 1,688,817
Net Investment Income (Loss) 577,401 3,835,317 2,940,702
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION): – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $79,560, $– and $– ) ............................... (8,667,588) (9,025,611) (335,588)
Settlement of foreign currency and foreign currency transactions .................. (45,235) 360,154 191,888
Settlement of forward foreign currency contracts .............................. — 510,726 (4,139)
Expiration or closing of futures contracts .................................... (110,711) (556,239) (1,014,194)
Expiration or closing of swap contracts ..................................... — 2,474,199 1,525,674
Net realized gain (loss) (8,823,534) (6,236,771) 363,641
Net change in unrealized appreciation (depreciation) on:
Investment securities of u naffiliated issuers (net change in deferred capital gain country tax accruals of $(73,836), $— and $—) ................................... (2,104,434) 22,102,892 (1,125,721)
Foreign currency and foreign currency transactions ............................ 228 (74,765) 176,275
Forward foreign currency exchange contracts ................................ — (836,738) (1,251,682)
Futures contracts ..................................................... 48,264 101,472 (164,492)
Swap contracts ....................................................... — 202,979 222,830
Net change in unrealized appreciation (depreciation) (2,055,942) 21,495,840 (2,142,790)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (10,879,476) 15,259,069 (1,779,149)
Net increase (decrease) in net assets resulting from operations $ (10,302,075) $ 19,094,386 $ 1,161,553
________________
†
Net of foreign taxes withheld of ............................................ $ 100,669 $ 209,418 $ 195,806

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 17,393,006 $ 20,818,035 $ 2,701,748 $ 6,245,231
Net realized gain (loss) ............................. 102,362,594 43,691,326 (30,755,716) (7,722,603)
Net change in unrealized appreciation (depreciation) ....... (16,484,239) (156,075,377) (22,838,880) (85,630,346)
Net increase (decrease) in net assets resulting from
operations 103,271,361 (91,566,016) (50,892,848) (87,107,718)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (16,769,547) (29,255,991) (421,558) (5,107,307)
Class N ......................................... (476,407) (4,037,015) (38,224) (713,157)
Class R6 ........................................ (54,431,358) (70,459,300) (5,527,052) (64,613,496)
Total distributions (71,677,312) (103,752,306) (5,986,834) (70,433,960)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 99,827,688 76,666,928 24,434,199 24,301,994
Reinvestment of distributions ......................... 15,867,380 27,844,268 421,047 5,096,676
Cost of shares redeemed ........................... (264,274,096) (198,249,995) (28,771,236) (36,310,691)
Net increase (decrease) from capital transactions (148,579,028) (93,738,799) (3,915,990) (6,912,021)
CLASS N — — — —
Proceeds from shares sold .......................... 3,094,023 11,088,415 1,357,442 4,653,780
Reinvestment of distributions ......................... 475,237 4,032,863 37,767 711,291
Cost of shares redeemed ........................... (53,004,632) (21,694,110) (4,625,405) (3,140,219)
Net increase (decrease) from capital transactions (49,435,372) (6,572,832) (3,230,196) 2,224,852
CLASS R6 — — — —
Proceeds from shares sold .......................... 181,590,919 220,595,627 55,627,123 86,312,953
Reinvestment of distributions ......................... 54,151,298 70,083,771 5,486,249 59,445,615
Cost of shares redeemed ........................... (423,192,553) (492,971,510) (291,256,624) (176,803,604)
Net increase (decrease) from capital transactions (187,450,336) (202,292,112) (230,143,252) (31,045,036)
Net increase (decrease) in net assets resulting from capital transactions (385,464,736) (302,603,743) (237,289,438) (35,732,205)
Total increase (decrease) in net assets (353,870,687) (497,922,065) (294,169,120) (193,273,883)
NET ASSETS:
Beginning of period ................................ 1,447,052,536 1,944,974,601 552,156,593 745,430,476
End of period ................................... $ 1,093,181,849 $ 1,447,052,536 $ 257,987,473 $ 552,156,593
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 21,495,275 26,927,588 3,421,056 3,884,358
Shares sold ..................................... 5,987,637 4,765,437 2,225,182 2,002,640
Shares issued on reinvestment of distributions ........... 920,916 1,916,330 31,421 457,922
Shares redeemed ................................. (16,006,554) (12,114,080) (2,516,365) (2,923,864)
Shares outstanding, end of period 12,397,274 21,495,275 3,161,294 3,421,056
CLASS N
Shares outstanding, beginning of period ................ 3,426,131 3,794,725 675,817 492,827
Shares sold ..................................... 189,856 692,786 128,713 368,035
Shares issued on reinvestment of distributions ........... 27,391 278,320 2,823 64,023
Shares redeemed ................................. (3,040,545) (1,339,700) (367,181) (249,068)
Shares outstanding, end of period 602,833 3,426,131 440,172 675,817
CLASS R6
Shares outstanding, beginning of period ................ 61,063,089 72,590,387 40,608,465 42,484,766
Shares sold ..................................... 11,401,642 13,687,568 4,860,257 6,863,675
Shares issued on reinvestment of distributions ........... 3,146,502 4,826,706 409,116 5,336,231
Shares redeemed ................................. (26,595,366) (30,041,572) (28,614,495) (14,076,207)
Shares outstanding, end of period 49,015,867 61,063,089 17,263,343 40,608,465

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR INTERNATIONAL MULTI-STYLE
FUND AQR EMERGING MULTI-STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 5,192,007 $ 7,925,612 $ 3,709,597 $ 5,802,670
Net realized gain (loss) ............................. 1,436,369 (6,211,325) (4,843,339) (5,088,799)
Net change in unrealized appreciation (depreciation) ....... (4,575,590) (18,488,404) 21,827,973 (15,294,958)
Net increase (decrease) in net assets resulting from
operations 2,052,786 (16,774,117) 20,694,231 (14,581,087)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,291,631) (2,139,990) (1,151,867) (884,434)
Class N ......................................... (120,637) (193,368) (93,126) (94,743)
Class R6 ........................................ (6,615,889) (8,221,394) (4,746,167) (5,027,138)
Total distributions (8,028,157) (10,554,752) (5,991,160) (6,006,315)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 24,429,111 26,409,442 14,408,729 29,208,136
Reinvestment of distributions ......................... 1,289,616 2,135,307 1,151,867 884,434
Cost of shares redeemed ........................... (25,792,113) (56,350,552) (22,832,623) (15,070,134)
Net increase (decrease) from capital transactions (73,386) (27,805,803) (7,272,027) 15,022,436
CLASS N — — — —
Proceeds from shares sold .......................... 1,163,714 1,117,601 5,437,068 1,055,493
Reinvestment of distributions ......................... 119,425 192,003 93,126 94,743
Cost of shares redeemed ........................... (1,286,609) (3,432,493) (6,268,205) (2,235,536)
Net increase (decrease) from capital transactions (3,470) (2,122,889) (738,011) (1,085,300)
CLASS R6 — — — —
Proceeds from shares sold .......................... 76,702,692 48,846,761 59,208,564 33,831,342
Reinvestment of distributions ......................... 6,524,144 8,108,462 4,694,020 4,976,491
Cost of shares redeemed ........................... (103,741,371) (146,764,111) (70,294,051) (112,987,983)
Net increase (decrease) from capital transactions (20,514,535) (89,808,888) (6,391,467) (74,180,150)
Net increase (decrease) in net assets resulting from capital transactions (20,591,391) (119,737,580) (14,401,505) (60,243,014)
Total increase (decrease) in net assets (26,566,762) (147,066,449) 301,566 (80,830,416)
NET ASSETS:
Beginning of period ................................ 272,340,504 419,406,953 227,786,840 308,617,256
End of period ................................... $ 245,773,742 $ 272,340,504 $ 228,088,406 $ 227,786,840
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR INTERNATIONAL MULTI-STYLE
FUND AQR EMERGING MULTI-STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 4,539,084 7,029,983 5,019,914 3,431,269
Shares sold ..................................... 2,391,136 2,518,735 1,565,870 3,074,691
Shares issued on reinvestment of distributions ........... 111,655 216,782 113,150 98,270
Shares redeemed ................................. (2,395,021) (5,226,416) (2,392,013) (1,584,316)
Shares outstanding, end of period 4,646,854 4,539,084 4,306,921 5,019,914
CLASS N
Shares outstanding, beginning of period ................ 386,367 587,720 410,943 522,910
Shares sold ..................................... 125,128 104,665 570,764 111,531
Shares issued on reinvestment of distributions ........... 10,349 19,493 9,130 10,515
Shares redeemed ................................. (132,821) (325,511) (663,601) (234,013)
Shares outstanding, end of period 389,023 386,367 327,236 410,943
CLASS R6
Shares outstanding, beginning of period ................ 19,726,567 28,081,392 18,593,520 26,340,267
Shares sold ..................................... 7,668,265 4,601,367 6,544,373 3,536,675
Shares issued on reinvestment of distributions ........... 565,841 824,031 460,650 552,943
Shares redeemed ................................. (9,977,089) (13,780,223) (7,964,834) (11,836,365)
Shares outstanding, end of period 17,983,584 19,726,567 17,633,709 18,593,520

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM LARGE CAP MULTI-STYLE
FUND
AQR TM SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 4,378,611 $ 3,845,663 $ 111,073 $ 230,446
Net realized gain (loss) ............................. (8,394,489) 2,072,355 (383,390) (605,661)
Net change in unrealized appreciation (depreciation) ....... 27,213,568 (13,090,957) (697,465) (4,568,178)
Net increase (decrease) in net assets resulting from
operations 23,197,690 (7,172,939) (969,782) (4,943,393)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,710,786) (1,097,266) (161,538) (888,512)
Class N ......................................... (20,709) (9,211) (21,938) (156,965)
Class R6 ........................................ (4,245,345) (2,768,055) (22,110) (102,358)
Total distributions (5,976,840) (3,874,532) (205,586) (1,147,835)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 17,219,889 34,012,624 7,112,535 9,706,331
Reinvestment of distributions ......................... 1,708,822 1,092,204 161,538 888,512
Cost of shares redeemed ........................... (35,649,284) (26,498,029) (11,388,316) (13,799,453)
Net increase (decrease) from capital transactions (16,720,573) 8,606,799 (4,114,243) (3,204,610)
CLASS N — — — —
Proceeds from shares sold .......................... 861,068 331,491 1,139,691 3,251,071
Reinvestment of distributions ......................... 20,709 9,211 21,938 156,965
Cost of shares redeemed ........................... (311,285) (1,222,576) (1,524,314) (5,282,013)
Net increase (decrease) from capital transactions 570,492 (881,874) (362,685) (1,873,977)
CLASS R6 — — — —
Proceeds from shares sold .......................... 54,632,676 62,099,679 11,500 2,200,000
Reinvestment of distributions ......................... 4,140,296 2,759,941 22,110 102,358
Cost of shares redeemed ........................... (95,911,717) (48,750,879) (10,509) (2,214,265)
Net increase (decrease) from capital transactions (37,138,745) 16,108,741 23,101 88,093
Net increase (decrease) in net assets resulting from capital transactions (53,288,826) 23,833,666 (4,453,827) (4,990,494)
Total increase (decrease) in net assets (36,067,976) 12,786,195 (5,629,195) (11,081,722)
NET ASSETS:
Beginning of period ................................ 313,865,999 301,079,804 23,752,939 34,834,661
End of period ................................... $ 277,798,023 $ 313,865,999 $ 18,123,744 $ 23,752,939
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM LARGE CAP MULTI-STYLE
FUND
AQR TM SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,096,418 6,377,943 1,675,394 1,995,387
Shares sold ..................................... 1,405,147 2,818,483 799,303 915,815
Shares issued on reinvestment of distributions ........... 123,292 96,741 13,854 91,411
Shares redeemed ................................. (2,928,259) (2,196,749) (1,271,110) (1,327,219)
Shares outstanding, end of period 5,696,598 7,096,418 1,217,441 1,675,394
CLASS N
Shares outstanding, beginning of period ................ 98,233 167,713 334,038 506,568
Shares sold ..................................... 63,841 26,412 129,302 298,773
Shares issued on reinvestment of distributions ........... 1,491 814 1,881 16,149
Shares redeemed ................................. (24,228) (96,706) (162,873) (487,452)
Shares outstanding, end of period 139,337 98,233 302,348 334,038
CLASS R6
Shares outstanding, beginning of period ................ 16,736,861 15,366,286 207,703 198,460
Shares sold ..................................... 4,496,019 5,071,394 991 196,779
Shares issued on reinvestment of distributions ........... 298,507 244,459 1,895 10,520
Shares redeemed ................................. (8,085,372) (3,945,278) (991) (198,056)
Shares outstanding, end of period 13,446,015 16,736,861 209,598 207,703

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM INTERNATIONAL MULTI-
STYLE FUND
AQR TM EMERGING MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 4,258,340 $ 5,240,146 $ 6,068,360 $ 7,866,173
Net realized gain (loss) ............................. (8,193,911) 86,746 (11,035,221) (1,075,275)
Net change in unrealized appreciation (depreciation) ....... 6,688,545 (9,583,819) 37,215,968 (24,957,330)
Net increase (decrease) in net assets resulting from
operations 2,752,974 (4,256,927) 32,249,107 (18,166,432)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (823,802) (560,998) (849,596) (468,070)
Class N ......................................... (29,987) (26,702) (14,694) (19,782)
Class R6 ........................................ (4,635,160) (3,512,605) (8,051,401) (6,711,111)
Total distributions (5,488,949) (4,100,305) (8,915,691) (7,198,963)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 12,235,760 16,496,548 13,394,755 31,578,334
Reinvestment of distributions ......................... 823,802 560,998 847,261 457,476
Cost of shares redeemed ........................... (14,773,839) (15,106,987) (30,828,714) (10,833,640)
Net increase (decrease) from capital transactions (1,714,277) 1,950,559 (16,586,698) 21,202,170
CLASS N — — — —
Proceeds from shares sold .......................... 504,548 196,357 350,085 173,890
Reinvestment of distributions ......................... 29,987 26,702 14,694 19,782
Cost of shares redeemed ........................... (501,756) (478,074) (246,880) (1,078,564)
Net increase (decrease) from capital transactions 32,779 (255,015) 117,899 (884,892)
CLASS R6 — — — —
Proceeds from shares sold .......................... 84,205,687 41,431,180 41,933,645 29,626,938
Reinvestment of distributions ......................... 4,532,340 3,506,710 7,997,480 6,706,777
Cost of shares redeemed ........................... (82,561,494) (39,785,578) (57,821,480) (20,702,236)
Net increase (decrease) from capital transactions 6,176,533 5,152,312 (7,890,355) 15,631,479
Net increase (decrease) in net assets resulting from capital transactions 4,495,035 6,847,856 (24,359,154) 35,948,757
Total increase (decrease) in net assets 1,759,060 (1,509,376) (1,025,738) 10,583,362
NET ASSETS:
Beginning of period ................................ 190,162,274 191,671,650 342,594,268 332,010,906
End of period ................................... $ 191,921,334 $ 190,162,274 $ 341,568,530 $ 342,594,268
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM INTERNATIONAL MULTI-
STYLE FUND
AQR TM EMERGING MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,768,517 2,596,584 3,766,704 1,632,300
Shares sold ..................................... 1,263,166 1,632,264 1,395,627 3,206,157
Shares issued on reinvestment of distributions ........... 74,687 60,064 80,845 49,085
Shares redeemed ................................. (1,608,890) (1,520,395) (3,419,906) (1,120,838)
Shares outstanding, end of period 2,497,480 2,768,517 1,823,270 3,766,704
CLASS N
Shares outstanding, beginning of period ................ 115,900 140,413 69,305 158,387
Shares sold ..................................... 52,014 19,240 37,451 17,624
Shares issued on reinvestment of distributions ........... 2,721 2,862 1,395 2,113
Shares redeemed ................................. (51,357) (46,615) (26,372) (108,819)
Shares outstanding, end of period 119,278 115,900 81,779 69,305
CLASS R6
Shares outstanding, beginning of period ................ 15,125,392 14,573,362 31,270,615 29,565,703
Shares sold ..................................... 9,718,967 4,108,613 4,775,683 3,060,090
Shares issued on reinvestment of distributions ........... 410,538 375,049 763,118 718,840
Shares redeemed ................................. (9,265,097) (3,931,632) (6,425,899) (2,074,018)
Shares outstanding, end of period 15,989,800 15,125,392 30,383,517 31,270,615

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 7,854,867 $ 11,227,552 $ 1,155,336 $ 1,329,537
Net realized gain (loss) ............................. 120,431,503 86,793,250 8,360,593 14,350,993
Net change in unrealized appreciation (depreciation) ....... 11,918,793 (104,295,454) 6,196,536 (57,892,067)
Net increase (decrease) in net assets resulting from
operations 140,205,163 (6,274,652) 15,712,465 (42,211,537)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (63,057,396) (72,200,119) (8,734,431) (53,206,130)
Class N ......................................... (5,693,899) (5,900,343) (195,066) (445,612)
Class R6 ........................................ (19,940,890) (9,607,587) (2,547,311) (3,791,401)
Total distributions (88,692,185) (87,708,049) (11,476,808) (57,443,143)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 98,819,498 208,971,708 25,062,536 53,263,679
Reinvestment of distributions ......................... 62,672,243 71,979,907 8,728,270 53,171,180
Cost of shares redeemed ........................... (267,572,521) (509,906,777) (79,646,866) (159,487,211)
Net increase (decrease) from capital transactions (106,080,780) (228,955,162) (45,856,060) (53,052,352)
CLASS N — — — —
Proceeds from shares sold .......................... 9,037,147 16,267,408 1,593,835 2,912,333
Reinvestment of distributions ......................... 5,693,193 5,899,882 195,066 445,611
Cost of shares redeemed ........................... (37,651,246) (26,220,425) (2,764,537) (1,032,215)
Net increase (decrease) from capital transactions (22,920,906) (4,053,135) (975,636) 2,325,729
CLASS R6 — — — —
Proceeds from shares sold .......................... 29,011,109 123,089,068 19,971,971 42,869,795
Reinvestment of distributions ......................... 19,918,037 9,584,078 2,547,310 3,789,230
Cost of shares redeemed ........................... (140,085,323) (23,523,121) (33,489,848) (6,572,867)
Net increase (decrease) from capital transactions (91,156,177) 109,150,025 (10,970,567) 40,086,158
Net increase (decrease) in net assets resulting from capital transactions (220,157,863) (123,858,272) (57,802,263) (10,640,465)
Total increase (decrease) in net assets (168,644,885) (217,840,973) (53,566,606) (110,295,145)
NET ASSETS:
Beginning of period ................................ 947,968,681 1,165,809,654 260,366,902 370,662,047
End of period ................................... $ 779,323,796 $ 947,968,681 $ 206,800,296 $ 260,366,902
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 30,048,212 39,475,038 10,802,837 12,775,107
Shares sold ..................................... 4,624,629 9,718,404 1,498,212 2,827,525
Shares issued on reinvestment of distributions ........... 2,901,493 3,924,750 448,754 3,319,050
Shares redeemed ................................. (12,390,537) (23,069,980) (4,500,707) (8,118,845)
Shares outstanding, end of period 25,183,797 30,048,212 8,249,096 10,802,837
CLASS N
Shares outstanding, beginning of period ................ 2,998,876 3,100,311 235,513 104,431
Shares sold ..................................... 437,611 762,646 105,994 154,904
Shares issued on reinvestment of distributions ........... 263,208 321,169 10,019 27,764
Shares redeemed ................................. (1,786,763) (1,185,250) (158,187) (51,586)
Shares outstanding, end of period 1,912,932 2,998,876 193,339 235,513
CLASS R6
Shares outstanding, beginning of period ................ 8,974,959 4,088,262 2,924,829 780,973
Shares sold ..................................... 1,404,275 5,498,392 1,245,764 2,268,772
Shares issued on reinvestment of distributions ........... 925,559 524,293 131,508 237,420
Shares redeemed ................................. (6,539,377) (1,135,988) (2,114,649) (362,336)
Shares outstanding, end of period 4,765,416 8,974,959 2,187,452 2,924,829

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR TM LARGE CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 5,991,094 $ 8,887,698 $ 2,148,560 $ 2,627,584
Net realized gain (loss) ............................. (2,839,051) (16,063,904) 4,135,151 3,817,562
Net change in unrealized appreciation (depreciation) ....... 39,049,874 (8,100,306) 39,002,553 (5,952,489)
Net increase (decrease) in net assets resulting from
operations 42,201,917 (15,276,512) 45,286,264 492,657
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (6,385,255) (5,928,748) (2,749,561) (931,706)
Class N ......................................... (809,276) (566,839) (112,923) (63,962)
Class R6 ........................................ (3,320,455) (1,236,921) (2,551,722) (922,374)
Total distributions (10,514,986) (7,732,508) (5,414,206) (1,918,042)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 50,451,284 80,801,406 51,814,560 30,205,232
Reinvestment of distributions ......................... 6,308,931 5,922,874 2,746,119 926,582
Cost of shares redeemed ........................... (88,413,185) (146,355,156) (47,120,342) (22,859,210)
Net increase (decrease) from capital transactions (31,652,970) (59,630,876) 7,440,337 8,272,604
CLASS N — — — —
Proceeds from shares sold .......................... 29,422,157 9,323,125 1,322,709 3,335,552
Reinvestment of distributions ......................... 809,238 566,839 112,923 63,962
Cost of shares redeemed ........................... (12,942,284) (11,286,951) (2,406,939) (10,394,463)
Net increase (decrease) from capital transactions 17,289,111 (1,396,987) (971,307) (6,994,949)
CLASS R6 — — — —
Proceeds from shares sold .......................... 26,300,021 78,971,586 11,237,072 17,591,041
Reinvestment of distributions ......................... 3,320,455 1,236,921 2,542,713 922,374
Cost of shares redeemed ........................... (51,587,510) (13,252,960) (28,021,809) (16,054,920)
Net increase (decrease) from capital transactions (21,967,034) 66,955,547 (14,242,024) 2,458,495
Net increase (decrease) in net assets resulting from capital transactions (36,330,893) 5,927,684 (7,772,994) 3,736,150
Total increase (decrease) in net assets (4,643,962) (17,081,336) 32,099,064 2,310,765
NET ASSETS:
Beginning of period ................................ 435,991,841 453,073,177 230,722,327 228,411,562
End of period ................................... $ 431,347,879 $ 435,991,841 $ 262,821,391 $ 230,722,327
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR TM LARGE CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 18,029,990 22,041,901 5,057,125 4,686,066
Shares sold ..................................... 3,454,316 5,646,060 2,217,054 1,373,586
Shares issued on reinvestment of distributions ........... 405,719 454,557 111,179 47,444
Shares redeemed ................................. (6,070,687) (10,112,528) (2,050,086) (1,049,971)
Shares outstanding, end of period 15,819,338 18,029,990 5,335,272 5,057,125
CLASS N
Shares outstanding, beginning of period ................ 2,455,631 2,564,776 247,576 566,003
Shares sold ..................................... 2,107,859 645,947 58,155 154,337
Shares issued on reinvestment of distributions ........... 52,075 43,536 4,585 3,285
Shares redeemed ................................. (878,384) (798,628) (103,320) (476,049)
Shares outstanding, end of period 3,737,181 2,455,631 206,996 247,576
CLASS R6
Shares outstanding, beginning of period ................ 8,642,014 4,048,617 4,372,234 4,240,403
Shares sold ..................................... 1,887,946 5,433,386 455,963 815,846
Shares issued on reinvestment of distributions ........... 213,947 95,148 103,153 47,301
Shares redeemed ................................. (3,632,635) (935,137) (1,195,128) (731,316)
Shares outstanding, end of period 7,111,272 8,642,014 3,736,222 4,372,234

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM SMALL CAP MOMENTUM
STYLE FUND
AQR TM INTERNATIONAL
MOMENTUM STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 232,336 $ 265,974 $ 1,562,019 $ 2,434,188
Net realized gain (loss) ............................. 904,022 646,773 (3,668,025) (5,090,250)
Net change in unrealized appreciation (depreciation) ....... 1,906,372 (8,501,718) 10,122,359 (2,629,517)
Net increase (decrease) in net assets resulting from
operations 3,042,730 (7,588,971) 8,016,353 (5,285,579)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (954,074) (4,001,037) (1,213,023) (927,157)
Class N ......................................... (47,678) (262,280) (64,892) (146,595)
Class R6 ........................................ (6,024) (16,756) (1,470,353) (1,201,377)
Total distributions (1,007,776) (4,280,073) (2,748,268) (2,275,129)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 12,154,878 12,666,621 30,826,204 19,505,173
Reinvestment of distributions ......................... 953,912 4,001,037 1,212,789 927,157
Cost of shares redeemed ........................... (22,905,558) (17,878,395) (28,801,151) (23,861,121)
Net increase (decrease) from capital transactions (9,796,768) (1,210,737) 3,237,842 (3,428,791)
CLASS N — — — —
Proceeds from shares sold .......................... 807,658 2,289,484 893,150 2,262,242
Reinvestment of distributions ......................... 47,678 262,280 64,892 146,595
Cost of shares redeemed ........................... (1,292,555) (4,373,452) (1,444,598) (6,530,671)
Net increase (decrease) from capital transactions (437,219) (1,821,688) (486,556) (4,121,834)
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,536,811 104,981 9,631,290 21,970,735
Reinvestment of distributions ......................... 6,024 16,756 1,467,379 1,201,377
Cost of shares redeemed ........................... (105,491) (4,754) (20,481,794) (26,517,708)
Net increase (decrease) from capital transactions 1,437,344 116,983 (9,383,125) (3,345,596)
Net increase (decrease) in net assets resulting from capital transactions (8,796,643) (2,915,442) (6,631,839) (10,896,221)
Total increase (decrease) in net assets (6,761,689) (14,784,486) (1,363,754) (18,456,929)
NET ASSETS:
Beginning of period ................................ 53,963,943 68,748,429 110,662,538 129,119,467
End of period ................................... $ 47,202,254 $ 53,963,943 $ 109,298,784 $ 110,662,538
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR TM SMALL CAP MOMENTUM
STYLE FUND
AQR TM INTERNATIONAL
MOMENTUM STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,769,248 2,783,889 3,896,248 4,221,232
Shares sold ..................................... 730,287 743,368 2,492,030 1,564,618
Shares issued on reinvestment of distributions ........... 48,275 256,971 88,203 81,116
Shares redeemed ................................. (1,414,875) (1,014,980) (2,370,077) (1,970,718)
Shares outstanding, end of period 2,132,935 2,769,248 4,106,404 3,896,248
CLASS N
Shares outstanding, beginning of period ................ 159,765 255,490 243,411 567,899
Shares sold ..................................... 51,394 129,115 72,434 184,515
Shares issued on reinvestment of distributions ........... 2,429 16,954 4,740 12,893
Shares redeemed ................................. (77,574) (241,794) (117,801) (521,896)
Shares outstanding, end of period 136,014 159,765 202,784 243,411
CLASS R6
Shares outstanding, beginning of period ................ 16,516 10,115 4,257,531 4,539,868
Shares sold ..................................... 82,398 5,598 758,459 1,803,368
Shares issued on reinvestment of distributions ........... 305 1,078 107,108 105,476
Shares redeemed ................................. (7,071) (275) (1,720,263) (2,191,181)
Shares outstanding, end of period 92,148 16,516 3,402,835 4,257,531

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP DEFENSIVE STYLE
FUND
AQR INTERNATIONAL DEFENSIVE
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 81,805,775 $ 50,462,928 $ 4,183,120 $ 5,870,225
Net realized gain (loss) ............................. (97,772,202) (1,896,669) (6,438,237) (1,663,902)
Net change in unrealized appreciation (depreciation) ....... 535,658,825 325,387,650 6,375,095 (2,215,514)
Net increase (decrease) in net assets resulting from
operations 519,692,398 373,953,909 4,119,978 1,990,809
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (42,653,314) (26,688,622) (4,509,399) (3,814,503)
Class N ......................................... (3,352,374) (3,849,447) (163,390) (45,275)
Class R6 ........................................ (17,886,160) (5,023,387) (1,379,852) (854,388)
Total distributions (63,891,848) (35,561,456) (6,052,641) (4,714,166)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 2,173,041,958 1,972,562,955 42,450,760 83,305,651
Reinvestment of distributions ......................... 41,906,995 26,229,527 4,503,368 3,814,503
Cost of shares redeemed ........................... (1,529,787,473) (475,596,047) (119,894,228) (56,301,703)
Net increase (decrease) from capital transactions 685,161,480 1,523,196,435 (72,940,100) 30,818,451
CLASS N — — — —
Proceeds from shares sold .......................... 234,774,953 235,713,923 7,537,787 5,348,176
Reinvestment of distributions ......................... 3,349,208 3,846,554 163,390 45,275
Cost of shares redeemed ........................... (209,895,519) (188,127,052) (5,497,209) (2,630,209)
Net increase (decrease) from capital transactions 28,228,642 51,433,425 2,203,968 2,763,242
CLASS R6 — — — —
Proceeds from shares sold .......................... 718,695,155 1,093,165,453 98,010,945 14,332,783
Reinvestment of distributions ......................... 17,775,808 4,786,377 1,379,852 854,388
Cost of shares redeemed ........................... (745,107,260) (203,426,938) (61,120,252) (12,042,134)
Net increase (decrease) from capital transactions (8,636,297) 894,524,892 38,270,545 3,145,037
Net increase (decrease) in net assets resulting from capital transactions 704,753,825 2,469,154,752 (32,465,587) 36,726,730
Total increase (decrease) in net assets 1,160,554,375 2,807,547,205 (34,398,250) 34,003,373
NET ASSETS:
Beginning of period ................................ 4,928,462,560 2,120,915,355 240,941,958 206,938,585
End of period ................................... $ 6,089,016,935 $ 4,928,462,560 $ 206,543,708 $ 240,941,958
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR LARGE CAP DEFENSIVE STYLE
FUND
AQR INTERNATIONAL DEFENSIVE
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 142,901,883 70,944,959 15,447,857 12,996,510
Shares sold ..................................... 96,100,559 93,334,532 3,461,484 6,646,937
Shares issued on reinvestment of distributions ........... 1,765,248 1,404,150 332,597 325,470
Shares redeemed ................................. (70,021,669) (22,781,758) (9,284,476) (4,521,060)
Shares outstanding, end of period 170,746,021 142,901,883 9,957,462 15,447,857
CLASS N
Shares outstanding, beginning of period ................ 17,129,740 14,651,012 533,988 311,098
Shares sold ..................................... 10,820,024 11,304,205 568,346 420,572
Shares issued on reinvestment of distributions ........... 141,198 206,139 11,654 3,729
Shares redeemed ................................. (9,427,296) (9,031,616) (413,879) (201,411)
Shares outstanding, end of period 18,663,666 17,129,740 700,109 533,988
CLASS R6
Shares outstanding, beginning of period ................ 55,947,519 14,618,977 2,406,271 2,148,850
Shares sold ..................................... 31,593,797 50,596,500 7,641,356 1,138,497
Shares issued on reinvestment of distributions ........... 749,718 256,642 101,985 72,962
Shares redeemed ................................. (32,912,934) (9,524,600) (5,163,371) (954,038)
Shares outstanding, end of period 55,378,100 55,947,519 4,986,241 2,406,271

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR EMERGING DEFENSIVE STYLE
FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 577,401 $ 1,785,913 $ 3,835,317 $ 5,579,905
Net realized gain (loss) ............................. (8,823,534) (1,062,812) (6,236,771) (12,207,143)
Net change in unrealized appreciation (depreciation) ....... (2,055,942) (4,343,649) 21,495,840 (15,892,533)
Net increase (decrease) in net assets resulting from
operations (10,302,075) (3,620,548) 19,094,386 (22,519,771)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,676,149) (1,307,483) (2,836,271) (3,432,665)
Class N ......................................... (123,087) (170,906) (69,554) (125,954)
Class R6 ........................................ (4,505) (3,638) (1,706,786) (6,749,720)
Total distributions (1,803,741) (1,482,027) (4,612,611) (10,308,339)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 10,996,968 19,466,019 6,768,638 125,296,360
Reinvestment of distributions ......................... 1,676,149 1,307,483 2,834,532 3,432,610
Cost of shares redeemed ........................... (73,530,662) (17,450,795) (196,641,412) (126,870,718)
Net increase (decrease) from capital transactions (60,857,545) 3,322,707 (187,038,242) 1,858,252
CLASS N — — — —
Proceeds from shares sold .......................... 814,646 4,021,685 3,213,333 4,112,047
Reinvestment of distributions ......................... 123,087 170,906 69,554 125,954
Cost of shares redeemed ........................... (6,517,931) (6,819,403) (2,592,940) (1,572,315)
Net increase (decrease) from capital transactions (5,580,198) (2,626,812) 689,947 2,665,686
CLASS R6 — — — —
Proceeds from shares sold .......................... 5,001,500 — 204,753,363 5,606,419
Reinvestment of distributions ......................... 4,505 3,638 1,706,786 6,749,720
Cost of shares redeemed ........................... (91,196) — (22,362,997) (59,698,432)
Net increase (decrease) from capital transactions 4,914,809 3,638 184,097,152 (47,342,293)
Net increase (decrease) in net assets resulting from capital transactions (61,522,934) 699,533 (2,251,143) (42,818,355)
Total increase (decrease) in net assets (73,628,750) (4,403,042) 12,230,632 (75,646,465)
NET ASSETS:
Beginning of period ................................ 82,263,104 86,666,146 298,852,991 374,499,456
End of period ................................... $ 8,634,354 $ 82,263,104 $ 311,083,623 $ 298,852,991
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR EMERGING DEFENSIVE STYLE
FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,295,543 7,937,988 22,854,497 21,833,772
Shares sold ..................................... 1,355,017 2,113,972 797,064 16,079,422
Shares issued on reinvestment of distributions ........... 177,935 147,738 321,740 467,022
Shares redeemed ................................. (9,517,787) (1,904,155) (22,128,778) (15,525,719)
Shares outstanding, end of period 310,708 8,295,543 1,844,523 22,854,497
CLASS N
Shares outstanding, beginning of period ................ 723,242 1,011,849 562,804 234,167
Shares sold ..................................... 92,076 430,692 404,649 509,744
Shares issued on reinvestment of distributions ........... 12,729 18,843 7,958 17,254
Shares redeemed ................................. (809,344) (738,142) (373,546) (198,361)
Shares outstanding, end of period 18,703 723,242 601,865 562,804
CLASS R6
Shares outstanding, beginning of period ................ 20,983 20,571 12,930,642 18,868,677
Shares sold ..................................... 661,286 — 23,246,605 662,076
Shares issued on reinvestment of distributions ........... 480 412 192,206 910,893
Shares redeemed ................................. (9,381) — (2,922,950) (7,511,004)
Shares outstanding, end of period 673,368 20,983 33,446,503 12,930,642

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR INTERNATIONAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) .......................................................... $ 2,940,702 $ 8,649,829
Net realized gain (loss) ............................................................... 363,641 (18,818,985)
Net change in unrealized appreciation (depreciation) ......................................... (2,142,790) (19,540,564)
Net increase (decrease) in net assets resulting from operations 1,161,553 (29,709,720)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (5,428,873) (9,369,303)
Class N ........................................................................... (222,825) (212,664)
Class R6 .......................................................................... (1,327,220) (1,034,678)
Total distributions (6,978,918) (10,616,645)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 22,848,703 67,537,610
Reinvestment of distributions ........................................................... 4,720,831 8,627,660
Cost of shares redeemed ............................................................. (146,579,693) (241,429,553)
Net increase (decrease) from capital transactions (119,010,159) (165,264,283)
CLASS N — —
Proceeds from shares sold ............................................................ 2,015,171 178,831
Reinvestment of distributions ........................................................... 41,475 117,652
Cost of shares redeemed ............................................................. (4,424,951) (4,341,967)
Net increase (decrease) from capital transactions (2,368,305) (4,045,484)
CLASS R6 — —
Proceeds from shares sold ............................................................ 9,047,494 6,728,314
Reinvestment of distributions ........................................................... 1,327,220 1,034,678
Cost of shares redeemed ............................................................. (9,038,548) (8,583,463)
Net increase (decrease) from capital transactions 1,336,166 (820,471)
Net increase (decrease) in net assets resulting from capital transactions (120,042,298) (170,130,238)
Total increase (decrease) in net assets (125,859,663) (210,456,603)
NET ASSETS:
Beginning of period .................................................................. 238,884,236 449,340,839
End of period ..................................................................... $ 113,024,573 $ 238,884,236
$ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR INTERNATIONAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 20,115,445 37,314,673
Shares sold ....................................................................... 2,686,155 7,067,114
Shares issued on reinvestment of distributions ............................................. 470,202 972,679
Shares redeemed ................................................................... (15,905,245) (25,239,021)
Shares outstanding, end of period 7,366,557 20,115,445
CLASS N
Shares outstanding, beginning of period .................................................. 815,866 1,219,218
Shares sold ....................................................................... 226,897 18,036
Shares issued on reinvestment of distributions ............................................. 4,019 12,915
Shares redeemed ................................................................... (494,261) (434,303)
Shares outstanding, end of period 552,521 815,866
CLASS R6
Shares outstanding, beginning of period .................................................. 3,921,532 3,993,723
Shares sold ....................................................................... 887,022 659,427
Shares issued on reinvestment of distributions ............................................. 123,462 109,143
Shares redeemed ................................................................... (929,892) (840,761)
Shares outstanding, end of period 4,002,124 3,921,532

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
6
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.22 2.84 3.06 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.25 0.19 0.68 0.87 (0.12) (0.00)
7
(0.12)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
6
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.94 0.18 2.82 3.00 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.19 0.16 0.68 0.84 (0.09) (0.00)
7
(0.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
6
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.24 2.84 3.08 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.25 0.21 0.68 0.89 (0.14) (0.00)
7
(0.14)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
8
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
6
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.96 0.12
9
2.39 2.51 (0.14) (0.24) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.30 0.13 1.56 1.69 (0.03) (0.00)
7
(0.03)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
8
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
6
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.90 0.08
9
2.37 2.45 (0.10) (0.24) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.25 0.10 1.55 1.65 (0.00)
7
(0.00)
7
—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
8
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
6
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.98 0.13
9
2.39 2.52 (0.15) (0.24) (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.31 0.16 1.55 1.71 (0.04) (0.00)
7
(0.04)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
6
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.87 22.01% $ 457,339 0.45% 0.44% 0.44% 1.46% 61%
$ 14.00 6.61% $ 627,269 0.46% 0.45% 0.45% 1.43% 80%
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
6
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 16.79 21.69% $ 62,679 0.71% 0.70% 0.70% 1.19% 61%
$ 13.94 6.40% $ 64,718 0.71% 0.70% 0.70% 1.18% 80%
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
6
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 16.87 22.18% $ 1,246,028 0.36% 0.35% 0.35% 1.54% 61%
$ 14.00 6.71% $ 792,665 0.37% 0.35% 0.35% 1.52% 80%
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
6
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 16.09 18.12% $ 55,115 0.69% 0.65% 0.65% 0.79%
9
61%
$ 13.96 13.74% $ 45,483 0.75% 0.65% 0.65% 1.00% 96%
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
6
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 16.01 17.79% $ 8,624 0.94% 0.90% 0.90% 0.53%
9
61%
$ 13.90 13.51% $ 9,733 0.99% 0.90% 0.90% 0.76% 96%
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
6
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%
$ 16.11 18.17% $ 733,984 0.59% 0.55% 0.55% 0.89%
9
61%
$ 13.98 13.90% $ 687,986 0.62% 0.55% 0.55% 1.23% 96%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.23 0.24 1.74 1.98 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.21 0.26 (0.09) 0.17 (0.15) — (0.15)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.20 0.21 1.75 1.96 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.20 0.23 (0.10) 0.13 (0.13) — (0.13)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.22 0.26 1.73 1.99 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.20 0.25 (0.07) 0.18 (0.16) — (0.16)
AQR EMERGING MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.47 0.16 0.85 1.01 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.17 0.24
6
(0.72) (0.48) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 10.71 0.15 (0.51) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.95 0.18 1.75 1.93 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.19 0.15 0.81 0.96 (0.20) — (0.20)
AQR EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.47 0.13 0.85 0.98 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.16 0.19
6
(0.69) (0.50) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 10.68 0.16 (0.53) (0.37) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.93 0.14 1.76 1.90 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.17 0.13 0.81 0.94 (0.18) — (0.18)
AQR EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.48 0.17 0.86 1.03 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.19 0.22
6
(0.70) (0.48) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 10.72 0.22 (0.56) (0.34) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.97 0.19 1.74 1.93 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.20 0.16 0.81 0.97 (0.20) — (0.20)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 11.95 19.91% $ 76,307 0.65% 0.60%
10
0.60%
10
2.26%
11
55%
$ 10.23 1.62% $ 68,288 0.68% 0.59% 0.59% 2.62% 106%
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 11.92 19.69% $ 8,836 0.91% 0.85%
10
0.85%
10
1.95%
11
55%
$ 10.20 1.28% $ 8,491 0.93% 0.85% 0.85% 2.32% 106%
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 11.94 20.04% $ 385,126 0.56% 0.50%
10
0.50%
10
2.41%
11
55%
$ 10.22 1.71% $ 301,294 0.59% 0.50% 0.50% 2.52% 106%
$ 10.23 10.69% $ 44,057 0.89% 0.74% 0.74% 1.67% 67%
$ 9.47 (4.57)% $ 47,542 0.86% 0.74% 0.74% 2.53%
6
66%
$ 10.17 (3.48)% $ 34,903 0.87% 0.75% 0.75% 1.33% 60%
$ 10.71 22.17% $ 97,264 0.89% 0.75% 0.75% 1.93% 53%
$ 8.95 11.97% $ 73,793 0.95% 0.75% 0.75% 1.85% 94%
$ 10.23 10.40% $ 3,347 1.15% 0.99% 0.99% 1.36% 67%
$ 9.47 (4.81)% $ 3,890 1.12% 1.00% 1.00% 1.99%
6
66%
$ 10.16 (3.58)% $ 5,311 1.12% 1.00% 1.00% 1.42% 60%
$ 10.68 21.82% $ 6,726 1.14% 1.00% 1.00% 1.54% 53%
$ 8.93 11.72% $ 7,600 1.20% 1.00% 1.00% 1.64% 94%
$ 10.25 10.88% $ 180,684 0.80% 0.64% 0.64% 1.75% 67%
$ 9.48 (4.54)% $ 176,355 0.77% 0.65% 0.65% 2.31%
6
66%
$ 10.19 (3.29)% $ 268,403 0.77% 0.65% 0.65% 2.02% 60%
$ 10.72 22.13% $ 222,511 0.79% 0.65% 0.65% 2.01% 53%
$ 8.97 12.13% $ 184,112 0.85% 0.65% 0.65% 1.96% 94%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.10 0.19 1.34 1.53 (0.15) (0.09) (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.73 0.16
6
(0.62) (0.46) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.09 0.17 1.62 1.79 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.00 0.16 2.05 2.21 (0.12) (0.00)
7
(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.42 0.15 0.49 0.64 (0.05) (0.01) (0.06)
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.11 0.17 1.32 1.49 (0.12) (0.09) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.68 0.13
6
(0.60) (0.47) (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.05 0.14 1.61 1.75 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.97 0.13 2.05 2.18 (0.10) (0.00)
7
(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.40 0.13 0.48 0.61 (0.03) (0.01) (0.04)
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.12 0.20 1.34 1.54 (0.16) (0.09) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.75 0.17
6
(0.62) (0.45) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.10 0.18 1.63 1.81 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.01 0.17 2.05 2.22 (0.13) (0.00)
7
(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.42 0.16 0.49 0.65 (0.05) (0.01) (0.06)
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.71 0.06 (0.19) (0.13) (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 12.91 0.10
6
(1.80) (1.70) (0.08) (0.42) (0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.03 0.07 1.14 1.21 (0.07) (0.26) (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.31 0.09 1.74 1.83 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.21 0.12
14
1.04 1.16 (0.06) — (0.06)
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.70 0.03 (0.20) (0.17) (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 12.86 0.07
6
(1.78) (1.71) (0.03) (0.42) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.98 0.04 1.14 1.18 (0.04) (0.26) (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.28 0.05 1.74 1.79 (0.09) — (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.20 0.10
14
1.03 1.13 (0.05) — (0.05)
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.74 0.07 (0.20) (0.13) (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 12.94 0.11
6
(1.80) (1.69) (0.09) (0.42) (0.51)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.06 0.08 1.14 1.22 (0.08) (0.26) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.32 0.10 1.76 1.86 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.22 0.12
14
1.04 1.16 (0.06) — (0.06)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 14.39 11.76% $ 81,992 0.50% 0.45% 0.45% 1.44% 55%
$ 13.10 (3.17)% $ 92,990 0.50% 0.45% 0.45% 1.23%
6
59%
$ 13.73 14.86% $ 87,556 0.48% 0.45% 0.45% 1.31% 69%
$ 12.09 22.33% $ 64,006 0.53% 0.45% 0.45% 1.44% 77%
$ 10.00 6.82% $ 39,964 0.59%
12
0.43% 0.43% 1.57% 173%
$ 14.39 11.44% $ 2,005 0.74% 0.70% 0.70% 1.28% 55%
$ 13.11 (3.34)% $ 1,288 0.72% 0.67% 0.67% 1.00%
6
59%
$ 13.68 14.57% $ 2,295 0.74% 0.70% 0.70% 1.05% 69%
$ 12.05 22.04% $ 2,210 0.78% 0.70% 0.70% 1.20% 77%
$ 9.97 6.48% $ 2,165 0.84%
12
0.69% 0.69% 1.34% 173%
$ 14.41 11.84% $ 193,801 0.40% 0.35% 0.35% 1.54% 55%
$ 13.12 (3.06)% $ 219,588 0.40% 0.35% 0.35% 1.33%
6
59%
$ 13.75 15.03% $ 211,229 0.39% 0.35% 0.35% 1.41% 69%
$ 12.10 22.37% $ 161,560 0.43% 0.35% 0.35% 1.54% 77%
$ 10.01 6.95% $ 98,092 0.53%
12
0.35% 0.35% 1.63% 173%
$ 10.48 (1.34)% $ 12,760 1.32% 0.67%
13
0.67%
13
0.56% 55%
$ 10.71 (12.76)% $ 17,950 1.28% 0.65% 0.65% 0.94%
6
86%
$ 12.91 10.23% $ 25,755 1.06% 0.65% 0.65% 0.56% 80%
$ 12.03 17.79% $ 21,257 1.23% 0.65% 0.65% 0.79% 92%
$ 10.31 12.64% $ 13,792 1.90%
12
0.64% 0.64% 1.27%
14
179%
$ 10.46 (1.68)% $ 3,163 1.58% 0.93%
13
0.93%
13
0.32% 55%
$ 10.70 (12.92)% $ 3,573 1.51% 0.90% 0.90% 0.69%
6
86%
$ 12.86 10.00% $ 6,512 1.31% 0.90% 0.90% 0.30% 80%
$ 11.98 17.44% $ 5,478 1.47% 0.90% 0.90% 0.48% 92%
$ 10.28 12.34% $ 2,970 2.03%
12
0.88% 0.88% 1.05%
14
179%
$ 10.50 (1.34)% $ 2,201 1.23% 0.58%
13
0.58%
13
0.67% 55%
$ 10.74 (12.60)% $ 2,230 1.19% 0.55% 0.55% 1.04%
6
86%
$ 12.94 10.30% $ 2,568 0.96% 0.55% 0.55% 0.66% 80%
$ 12.06 18.04% $ 2,327 1.13% 0.55% 0.55% 0.90% 92%
$ 10.32 12.63% $ 1,973 2.29%
12
0.55% 0.55% 1.26%
14
179%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.54 0.21 (0.15) 0.06 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.05 0.28 (0.56) (0.28) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.16 0.25 (0.09) 0.16 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.44 0.23 1.68 1.91 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.40 0.24 (0.08)
8
0.16 (0.12) — (0.12)
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.52 0.19 (0.17) 0.02 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.01 0.25 (0.55) (0.30) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.22 (0.09) 0.13 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.42 0.20 1.68 1.88 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.39 0.22 (0.08)
8
0.14 (0.11) — (0.11)
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.56 0.23 (0.16) 0.07 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.08 0.29 (0.57) (0.28) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.18 0.26 (0.08) 0.18 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.45 0.24 1.69 1.93 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.41 0.25 (0.09)
8
0.16 (0.12) — (0.12)
AQR TM EMERGING MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
6
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
15
(0.59) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.27 0.18 1.88 2.06 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.31 0.17 0.82 0.99 (0.03) — (0.03)
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
6
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
15
(0.59) (0.40) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.15 1.89 2.04 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.30 0.17 0.81 0.98 — — —
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
6
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
15
(0.59) (0.35) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.19 1.88 2.07 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.32 0.18 0.82 1.00 (0.04) — (0.04)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.30 0.38% $ 25,718 0.69% 0.60% 0.60% 2.10% 68%
$ 10.54 (2.30)% $ 29,185 0.71% 0.60% 0.60% 2.75% 66%
$ 11.05 1.39% $ 28,704 0.68% 0.60% 0.60% 2.26% 54%
$ 11.16 20.71% $ 25,736 0.71% 0.60% 0.60% 2.31% 52%
$ 9.44 1.68% $ 20,094 0.81%
12
0.59% 0.58% 2.58% 135%
$ 10.27 0.00% $ 1,225 0.94% 0.85% 0.85% 1.83% 68%
$ 10.52 (2.51)% $ 1,219 0.96% 0.85% 0.85% 2.47% 66%
$ 11.01 1.17% $ 1,546 0.94% 0.85% 0.85% 1.99% 54%
$ 11.12 20.39% $ 2,078 0.97% 0.85% 0.85% 2.03% 52%
$ 9.42 1.43% $ 1,592 1.07%
12
0.82% 0.82% 2.41% 135%
$ 10.32 0.47% $ 164,978 0.59% 0.50% 0.50% 2.26% 68%
$ 10.56 (2.27)% $ 159,758 0.61% 0.50% 0.50% 2.86% 66%
$ 11.08 1.56% $ 161,422 0.59% 0.50% 0.50% 2.34% 54%
$ 11.18 20.89% $ 151,455 0.62% 0.50% 0.50% 2.42% 52%
$ 9.45 1.71% $ 116,641 0.72%
12
0.50% 0.50% 2.73% 135%
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
6
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
15
54%
$ 11.12 22.99% $ 17,013 0.86% 0.74% 0.74% 1.89% 51%
$ 9.27 12.02% $ 12,711 0.94%
12
0.72% 0.72% 2.00% 181%
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
6
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
15
54%
$ 11.12 22.64% $ 2,301 1.12% 1.00% 1.00% 1.58% 51%
$ 9.28 11.81% $ 2,163 1.20%
12
0.95% 0.95% 2.01% 181%
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
6
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
15
54%
$ 11.13 23.05% $ 333,540 0.77% 0.65% 0.65% 1.94% 51%
$ 9.28 12.05% $ 272,799 0.87%
12
0.65% 0.65% 2.09% 181%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
6
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.44 0.24 2.88 3.12 (0.32) (1.24) (1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.96 0.27 1.87 2.14 (0.21) (1.45) (1.66)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
6
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.42 0.19 2.87 3.06 (0.26) (1.24) (1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.92 0.21 1.88 2.09 (0.14) (1.45) (1.59)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
6
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.41 0.26 2.87 3.13 (0.34) (1.24) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.94 0.29 1.86 2.15 (0.23) (1.45) (1.68)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
6
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
15
4.58 4.63 (0.06) (2.26) (2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.80 0.10
9
4.10 4.20 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.10 0.15 1.79 1.94 (0.16) (0.08) (0.24)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
6
(3.83) (3.78) (0.00)
7
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
7,15
4.58 4.58 — (2.26) (2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.68 0.05
9
4.09 4.14 — — —
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 18.99 0.09 1.78 1.87 (0.10) (0.08) (0.18)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
6
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
15
4.58 4.66 (0.09) (2.26) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.77 0.12
9
4.09 4.21 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.09 0.13 1.81 1.94 (0.18) (0.08) (0.26)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
6
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 22.00 16.37% $ 869,688 0.41% 0.40% 0.40% 1.19% 88%
$ 20.44 11.12% $ 820,914 0.42% 0.40% 0.40% 1.34% 77%
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
6
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 21.98 16.07% $ 59,044 0.66% 0.65% 0.65% 0.94% 88%
$ 20.42 10.89% $ 57,644 0.66% 0.65% 0.65% 1.08% 77%
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
6
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 21.96 16.47% $ 65,920 0.31% 0.30% 0.30% 1.28% 88%
$ 20.41 11.23% $ 59,108 0.32% 0.30% 0.30% 1.45% 77%
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
6
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
15
73%
$ 24.83 20.30% $ 359,470 0.64% 0.60% 0.60% 0.46%
9
86%
$ 20.80 10.24% $ 317,154 0.65% 0.60% 0.60% 0.77% 85%
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
6
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
15
73%
$ 24.82 20.02% $ 1,720 0.86% 0.82% 0.82% 0.24%
9
86%
$ 20.68 9.96% $ 1,574 0.91% 0.84% 0.84% 0.47% 85%
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
6
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
15
73%
$ 24.79 20.39% $ 11,914 0.54% 0.50% 0.50% 0.54%
9
86%
$ 20.77 10.30% $ 8,490 0.56% 0.50% 0.50% 0.69% 85%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.86 0.31 1.65 1.96 (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.24 0.25 0.59 0.84 (0.22) — (0.22)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.82 0.28 1.65 1.93 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.19 0.21 0.60 0.81 (0.18) — (0.18)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.85 0.33 1.65 1.98 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.23 0.27 0.59 0.86 (0.24) — (0.24)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 23.86 0.21 4.81 5.02 (0.26) (0.28) (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.08 0.27 (0.29) (0.02) (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.43 0.18 4.63 4.81 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 16.97 0.20 2.51 2.71 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 15.54 0.23
14
1.35 1.58 (0.15) — (0.15)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 23.73 0.15 4.79 4.94 (0.18) (0.28) (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 23.94 0.20 (0.28) (0.08) (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.36 0.12 4.61 4.73 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 16.92 0.15 2.51 2.66 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 15.50 0.20
14
1.36 1.56 (0.14) — (0.14)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 23.83 0.24 4.80 5.04 (0.28) (0.28) (0.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.06 0.29 (0.30) (0.01) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.41 0.20 4.63 4.83 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 16.95 0.22 2.51 2.73 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 15.54 0.24
14
1.36 1.60 (0.19) — (0.19)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 15.50 14.67% $ 326,526 0.63% 0.55%
10
0.55%
10
2.26%
11
84%
$ 13.86 6.40% $ 272,002 0.63% 0.55% 0.55% 1.89% 85%
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 15.46 14.38% $ 34,030 0.88% 0.80%
10
0.80%
10
1.99%
11
84%
$ 13.82 6.16% $ 30,502 0.87% 0.80% 0.79% 1.59% 85%
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 15.49 14.80% $ 45,913 0.53% 0.45%
10
0.45%
10
2.35%
11
84%
$ 13.85 6.53% $ 35,382 0.53% 0.45% 0.45% 1.98% 85%
$ 28.34 21.37% $ 151,209 0.45% 0.40% 0.40% 0.84% 60%
$ 23.86 0.08% $ 120,655 0.46% 0.40% 0.40% 1.18% 60%
$ 24.08 24.87% $ 112,851 0.45% 0.40% 0.40% 0.82% 50%
$ 19.43 16.16% $ 87,151 0.48% 0.40% 0.40% 1.14% 57%
$ 16.97 10.22% $ 67,397 0.49% 0.40% 0.40% 1.39%
14
49%
$ 28.21 21.09% $ 5,839 0.70% 0.65% 0.65% 0.61% 60%
$ 23.73 (0.21)% $ 5,875 0.71% 0.65% 0.65% 0.92% 60%
$ 23.94 24.53% $ 13,548 0.70% 0.65% 0.65% 0.57% 50%
$ 19.36 15.89% $ 8,524 0.70% 0.65% 0.65% 0.78% 57%
$ 16.92 10.11% $ 161 0.65% 0.56% 0.56% 1.22%
14
49%
$ 28.31 21.50% $ 105,773 0.35% 0.30% 0.30% 0.96% 60%
$ 23.83 0.15% $ 104,192 0.36% 0.30% 0.30% 1.28% 60%
$ 24.06 25.00% $ 102,013 0.35% 0.30% 0.30% 0.92% 50%
$ 19.41 16.30% $ 84,514 0.38% 0.30% 0.30% 1.25% 57%
$ 16.95 10.32% $ 80,190 0.39% 0.30% 0.30% 1.48%
14
49%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.33 0.09 1.92 2.01 (0.11) (0.23) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 22.56 0.09
6
(2.69) (2.60) (0.04) (1.59) (1.63)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.06 0.04 3.52 3.56 (0.05) (0.01) (0.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.86 0.08 3.24 3.32 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.51 0.12 1.33 1.45 (0.10) — (0.10)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.18 0.04 1.91 1.95 (0.07) (0.23) (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 22.39 0.04
6
(2.66) (2.62) — (1.59) (1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.96 (0.01) 3.49 3.48 (0.04) (0.01) (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.79 0.03 3.23 3.26 (0.09) — (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.44 0.10 1.33 1.43 (0.08) — (0.08)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.32 0.10 1.94 2.04 (0.13) (0.23) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 22.56 0.12
6
(2.71) (2.59) (0.06) (1.59) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.06 0.07 3.51 3.58 (0.07) (0.01) (0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.86 0.10 3.23 3.33 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.50 0.14 1.34 1.48 (0.12) — (0.12)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.20 0.19 1.13 1.32 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.86 0.28 (0.68) (0.40) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.70 0.27 0.13 0.40 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.27 0.27 1.45 1.72 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.70 0.23 0.49 0.72 (0.15) — (0.15)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.10 0.15 1.13 1.28 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.77 0.23 (0.66) (0.43) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.63 0.24 0.13 0.37 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.22 0.27 1.41 1.68 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.68 0.19 0.51 0.70 (0.16) — (0.16)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.16 0.20 1.13 1.33 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.83 0.29 (0.68) (0.39) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.67 0.27 0.14 0.41 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.24 0.28 1.45 1.73 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.70 0.23 0.50 0.73 (0.19) — (0.19)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 20.00 11.02% $ 42,662 0.89% 0.60% 0.60% 0.48% 60%
$ 18.33 (10.23)% $ 50,757 0.91% 0.60% 0.60% 0.50%
6
66%
$ 22.56 18.75% $ 62,800 0.81% 0.60% 0.60% 0.22% 67%
$ 19.06 21.02% $ 47,847 0.92% 0.60% 0.60% 0.47% 69%
$ 15.86 10.07% $ 33,229 1.10% 0.60% 0.60% 0.83% 92%
$ 19.83 10.74% $ 2,698 1.14% 0.85% 0.85% 0.23% 60%
$ 18.18 (10.44)% $ 2,905 1.14% 0.83% 0.83% 0.24%
6
66%
$ 22.39 18.43% $ 5,720 1.06% 0.85% 0.85% (0.04)% 67%
$ 18.96 20.73% $ 3,230 1.12% 0.84% 0.84% 0.15% 69%
$ 15.79 9.95% $ 154 1.26% 0.76% 0.76% 0.65% 92%
$ 20.00 11.19% $ 1,842 0.81% 0.50% 0.50% 0.52% 60%
$ 18.32 (10.14)% $ 302 0.81% 0.50% 0.50% 0.64%
6
66%
$ 22.56 18.85% $ 228 0.71% 0.50% 0.50% 0.32% 67%
$ 19.06 21.11% $ 200 0.83% 0.50% 0.50% 0.58% 69%
$ 15.86 10.24% $ 166 1.00% 0.50% 0.50% 0.92% 92%
$ 14.19 10.07% $ 58,276 0.71% 0.55% 0.55% 1.42% 47%
$ 13.20 (2.58)% $ 51,427 0.74% 0.55% 0.55% 2.18% 49%
$ 13.86 2.93% $ 58,512 0.70% 0.55% 0.55% 1.90% 34%
$ 13.70 14.49% $ 44,119 0.74% 0.55%
10
0.55%
10
2.22%
11
62%
$ 12.27 6.18% $ 33,887 0.76% 0.55% 0.55% 1.90% 87%
$ 14.11 9.85% $ 2,861 0.96% 0.80% 0.80% 1.14% 47%
$ 13.10 (2.89)% $ 3,189 0.99% 0.80% 0.80% 1.86% 49%
$ 13.77 2.75% $ 7,817 0.95% 0.80% 0.80% 1.75% 34%
$ 13.63 14.23% $ 4,800 0.95% 0.80%
10
0.80%
10
2.08%
11
62%
$ 12.22 6.01% $ 160 0.93% 0.72% 0.72% 1.61% 87%
$ 14.15 10.20% $ 48,162 0.61% 0.45% 0.45% 1.52% 47%
$ 13.16 (2.54)% $ 56,047 0.64% 0.45% 0.45% 2.32% 49%
$ 13.83 3.03% $ 62,790 0.60% 0.45% 0.45% 1.95% 34%
$ 13.67 14.66% $ 56,847 0.65% 0.45%
10
0.45%
10
2.27%
11
62%
$ 12.24 6.25% $ 55,739 0.66% 0.45% 0.45% 1.97% 87%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.71 0.29 2.55 2.84 (0.23) (0.09) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.64 0.27 1.70 1.97 (0.14) (0.76) (0.90)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.68 0.25 2.54 2.79 (0.20) (0.09) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.64 0.23 1.70 1.93 (0.13) (0.76) (0.89)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.69 0.30 2.55 2.85 (0.24) (0.09) (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.62 0.29 1.69 1.98 (0.15) (0.76) (0.91)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
8
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
15
0.10 0.42 (0.29) (0.02) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.10 0.30
9
1.04 1.34 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.95 0.29 1.09 1.38 (0.23) — (0.23)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
8
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
15
0.14 0.40 (0.25) (0.02) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.40 0.28
9
1.06 1.34 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.20 0.30 1.09 1.39 (0.19) — (0.19)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
8
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
7
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
15
0.10 0.44 (0.30) (0.02) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.09 0.31
9
1.03 1.34 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.94 0.36 1.03 1.39 (0.24) — (0.24)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 18.23 18.32% $ 793,828 0.41% 0.40% 0.40% 1.69% 16%
$ 15.71 14.00% $ 519,984 0.42% 0.39% 0.39% 1.79% 8%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 18.18 17.99% $ 239,074 0.67% 0.65% 0.65% 1.46% 16%
$ 15.68 13.70% $ 226,020 0.68% 0.65% 0.65% 1.53% 8%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%
$ 18.21 18.43% $ 197,705 0.32% 0.30% 0.30% 1.79% 16%
$ 15.69 14.13% $ 127,311 0.33% 0.30% 0.30% 1.87% 8%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
15
21%
$ 13.27 11.29% $ 145,091 0.67% 0.55%
10
0.55%
10
2.43%
9,11
3%
$ 12.10 12.84% $ 96,844 0.83% 0.54% 0.54% 2.51% 83%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
15
21%
$ 13.58 11.01% $ 30,102 0.92% 0.80%
10
0.80%
10
2.21%
9,11
3%
$ 12.40 12.59% $ 21,135 1.08% 0.79% 0.78% 2.51% 83%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
15
21%
$ 13.26 11.38% $ 19,716 0.57% 0.45%
10
0.45%
10
2.57%
9,11
3%
$ 12.09 12.95% $ 14,668 0.67% 0.45% 0.45% 3.06% 83%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.08 0.10 (0.35) (0.25) (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.64 0.20 (0.59) (0.39) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 9.44 0.19 0.17 0.36 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.80 0.17 0.61 0.78 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.21 0.16 0.69 0.85 (0.26) — (0.26)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.29 0.08 (0.36) (0.28) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.86 0.18 (0.60) (0.42) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 9.67 0.19 0.14 0.33 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.00 0.20 0.59 0.79 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.34 0.15 0.70 0.85 (0.19) — (0.19)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.06 0.30 (0.55) (0.25) (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.61 0.21 (0.58) (0.37) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 9.42 0.19 0.17 0.36 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.77 0.18 0.62 0.80 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.21 0.17 0.67 0.84 (0.28) — (0.28)
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.12 0.11 1.43 1.54 (0.18) (0.59) (0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.80 0.10 0.76 0.86 (0.12) (0.42) (0.54)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.07 0.09 1.43 1.52 (0.16) (0.59) (0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.73 0.10 0.72 0.82 (0.06) (0.42) (0.48)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.18 0.12 1.45 1.57 (0.20) (0.59) (0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.85 0.12 0.75 0.87 (0.12) (0.42) (0.54)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.62 (2.99)% $ 2,679 1.08% 0.71%
16
0.70%
16
1.08% 38%
$ 9.08 (4.02)% $ 75,352 0.97% 0.70% 0.70% 2.18% 30%
$ 9.64 3.77% $ 76,491 0.97% 0.70% 0.70% 1.94% 16%
$ 9.44 9.17% $ 62,261 1.07% 0.70% 0.70% 1.99% 17%
$ 8.80 10.73% $ 49,612 1.15% 0.68% 0.68% 1.90% 23%
$ 8.84 (3.17)% $ 165 1.43% 0.97%
16
0.96%
16
0.91% 38%
$ 9.29 (4.21)% $ 6,721 1.22% 0.95% 0.95% 1.92% 30%
$ 9.86 3.39% $ 9,977 1.22% 0.95% 0.95% 1.95% 16%
$ 9.67 9.04% $ 4,922 1.28% 0.93% 0.93% 2.21% 17%
$ 9.00 10.42% $ 207 1.38% 0.91% 0.91% 1.79% 23%
$ 8.60 (2.90)% $ 5,790 3.53% 0.73%
16
0.72%
16
3.55% 38%
$ 9.06 (3.83)% $ 190 0.87% 0.60% 0.60% 2.27% 30%
$ 9.61 3.76% $ 198 0.87% 0.60% 0.60% 1.94% 16%
$ 9.42 9.40% $ 208 0.97% 0.60% 0.60% 2.02% 17%
$ 8.77 10.67% $ 190 1.05% 0.60% 0.60% 2.06% 23%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 8.89 20.70% $ 41,551 0.89% 0.82% 0.82% 1.37% 88%
$ 8.12 11.33% $ 33,013 0.96% 0.89% 0.89% 1.36% 78%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 8.84 20.57% $ 2,254 1.14% 1.07% 1.07% 1.09% 88%
$ 8.07 10.93% $ 1,712 1.20% 1.13% 1.12% 1.28% 78%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%
$ 8.96 20.98% $ 146,167 0.77% 0.70% 0.70% 1.48% 88%
$ 8.18 11.33% $ 106,573 0.77% 0.70% 0.70% 1.59% 78%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.50 0.13
17
(0.08) 0.05 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.49 0.23 (0.97) (0.74) (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.66 0.22
15
(0.32) (0.10) (0.25) (0.82) (1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.17 0.20 1.73 1.93 (0.30) (0.14) (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.61 0.21 0.67 0.88 (0.20) (0.12) (0.32)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.12
17
(0.11) 0.01 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.74 0.22 (0.99) (0.77) (0.14) (0.08) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.88 0.21
15
(0.33) (0.12) (0.20) (0.82) (1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.35 0.18 1.77 1.95 (0.28) (0.14) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.77 0.19 0.68 0.87 (0.17) (0.12) (0.29)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.16 0.16
17
(0.10) 0.06 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.20 0.26 (1.04) (0.78) (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.39 0.24
15
(0.35) (0.11) (0.26) (0.82) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.77 0.27 1.81 2.08 (0.32) (0.14) (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.16 0.16 0.77 0.93 (0.20) (0.12) (0.32)

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.25 0.23% $ 68,121 0.91% 0.86% 0.85% 1.42%
17
84%
$ 9.50 (6.86)% $ 191,080 0.88% 0.84% 0.84% 2.43% 91%
$ 10.49 (1.24)% $ 391,509 0.88% 0.86% 0.86% 1.97%
15
87%
$ 11.66 19.96% $ 346,078 0.98% 0.91%
10
0.91%
10
1.89%
11
83%
$ 10.17 9.34% $ 370,530 0.97% 0.95% 0.95% 2.14% 62%
$ 9.48 (0.12)% $ 5,238 1.14% 1.11% 1.10% 1.29%
17
84%
$ 9.75 (7.03)% $ 7,951 1.05% 1.01% 1.01% 2.20% 91%
$ 10.74 (1.41)% $ 13,090 1.10% 1.09% 1.09% 1.85%
15
87%
$ 11.88 19.68% $ 14,873 1.24% 1.16%
10
1.16%
10
1.71%
11
83%
$ 10.35 9.04% $ 37,297 1.20% 1.18% 1.18% 1.89% 62%
$ 9.91 0.34% $ 39,666 0.82% 0.76% 0.75% 1.68%
17
84%
$ 10.16 (6.80)% $ 39,853 0.80% 0.76% 0.76% 2.56% 91%
$ 11.20 (1.23)% $ 44,742 0.79% 0.77% 0.77% 2.04%
15
87%
$ 12.39 20.20% $ 44,105 0.85% 0.81%
10
0.81%
10
2.39%
11
83%
$ 10.77 9.40% $ 14,387 0.77% 0.77% 0.77% 1.57% 62%

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$0.19
1.18%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.15
0.90
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.21
1.27
AQR Small Cap Multi-Style Fund – Class I .......................................
0.09
0.77
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.51
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.87
AQR Emerging Multi-Style Fund – Class I ........................................
0.21
2.22
AQR Emerging Multi-Style Fund – Class N .......................................
0.16
1.69
AQR Emerging Multi-Style Fund – Class R6 ......................................
0.19
2.01
AQR TM Large Cap Multi-Style Fund – Class I ....................................
0.14
1.09
AQR TM Large Cap Multi-Style Fund – Class N ....................................
0.11
0.86
AQR TM Large Cap Multi-Style Fund – Class R6 ...................................
0.15
1.19
AQR TM Small Cap Multi-Style Fund – Class I .....................................
0.07
0.69
AQR TM Small Cap Multi-Style Fund – Class N ....................................
0.04
0.44
AQR TM Small Cap Multi-Style Fund – Class R6 ...................................
0.08
0.79
AQR TM Emerging Multi-Style Fund – Class I .....................................
0.23
2.28
AQR TM Emerging Multi-Style Fund – Class N ....................................
0.14
1.41
AQR TM Emerging Multi-Style Fund – Class R6 ...................................
0.21
2.09
AQR Large Cap Momentum Style Fund – Class I ..................................
0.23
1.09
AQR Large Cap Momentum Style Fund – Class N ..................................
0.18
0.85
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.26
1.21
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0.34
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.16
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.55
AQR TM Small Cap Momentum Style Fund – Class I ................................
0.06
0.35
AQR TM Small Cap Momentum Style Fund – Class N ...............................
0.01
0.09
AQR TM Small Cap Momentum Style Fund – Class R6 ..............................
0.09
0.49
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5
Portfolio turnover is not annualized.
6
For the period ended September 30, 2019 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$0.10
0.63%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.37
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.73
AQR Small Cap Momentum Style Fund – Class I ...................................
0.08
0.35
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.13
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.10
0.43
AQR International Defensive Style Fund – Class I ..................................
0.28
2.24
AQR International Defensive Style Fund – Class N .................................
0.26
2.02
AQR International Defensive Style Fund – Class R6 ................................
0.29
2.38
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR TM Small Cap Multi-Style Fund – Class I .....................................
$0.11
1.14%
AQR TM Small Cap Multi-Style Fund – Class N ....................................
0.09
0.92
AQR TM Small Cap Multi-Style Fund – Class R6 ...................................
0.11
1.13
AQR TM Large Cap Momentum Style Fund – Class I ................................
0.21
1.27
AQR TM Large Cap Momentum Style Fund – Class N ...............................
0.18
1.10
AQR TM Large Cap Momentum Style Fund – Class R6 ..............................
0.22
1.36
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR TM Emerging Multi-Style Fund – Class I .....................................
$0.22
1.90%
AQR TM Emerging Multi-Style Fund – Class N ....................................
0.18
1.52
AQR TM Emerging Multi-Style Fund – Class R6 ...................................
0.23
1.96
AQR Small Cap Momentum Style Fund – Class I ...................................
0.03
0.12
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.11)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.06
0.22
AQR International Defensive Style Fund – Class I ..................................
0.28
2.14
AQR International Defensive Style Fund – Class N .................................
0.22
1.57
AQR International Defensive Style Fund – Class R6 ................................
0.30
2.27
AQR International Equity Fund – Class I .........................................
0.21
1.86
AQR International Equity Fund – Class N ........................................
0.20
1.74
AQR International Equity Fund – Class R6 .......................................
0.23
1.93
9
For the period ended September 30, 2017 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
10
Excludes impact of IRS closing agreement tax expense.
11
Includes impact of IRS closing agreement reimbursement.
12
Certain expenses incurred by the Fund were not annualized for the period.
13
Includes 0.02%, 0.03% and 0.03% of extraordinary expenses related to legal and tax services for Classes I, N and R6 respectively.
14
For the period ended September 30, 2016 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
15
For the period ended September 30, 2018 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
16
Includes 0.00%, 0.01% and 0.12% of extraordinary expenses related to legal and tax services for Classes I, N and R6 respectively.

Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$0.12
1.32%
AQR International Equity Fund – Class N ........................................
0.11
1.19
AQR International Equity Fund – Class R6 .......................................
0.15
1.58
17
For the period ended September 30, 2020 the AQR International Equity Fund received European Union ("EU") tax reclaims. Had these EU tax reclaims not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2020, the Trust consists of thirty-six active series, nineteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR
TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap
Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund,
AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging
Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR
Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive
Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR
TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR
TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, Class N and Class R6 shares.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-
date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Funds filed for additional reclaims related to prior years. Income recognized, if any, for European Union (“EU”)
reclaims is reflected as dividend income in the Statements of Operations. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September
30, 2020, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company .
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds' investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,032,156,027 $ – $ – $ 1,032,156,027
Preferred Stocks ................................ 377,452 – – 377,452
Securities Lending Collateral ....................... 3,621,292 – – 3,621,292
Short-Term Investments ........................... 53,474,509 – – 53,474,509
Futures Contracts* ............................... 421,982 – – 421,982
Total Assets $ 1,090,051,262 $ – $ – $ 1,090,051,262
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 241,575,732 $ – $ – $ 241,575,732
Preferred Stocks ................................ 153,412 – – 153,412
Securities Lending Collateral ....................... 11,494,623 – – 11,494,623
Short-Term Investments ........................... 14,585,823 – – 14,585,823
Total Assets $ 267,809,590 $ – $ – $ 267,809,590
LIABILITIES
Futures Contracts* ............................... $ (94,315) $ – $ – $ (94,315)
Total Liabilities $ (94,315) $ – $ – $ (94,315)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 23,663,594 $ 205,996,365 $ – $ 229,659,959
Securities Lending Collateral ....................... 1,709,905 – – 1,709,905
Short-Term Investments ........................... 11,654,864 – – 11,654,864
Total Assets $ 37,028,363 $ 205,996,365 $ – $ 243,024,728
LIABILITIES
Futures Contracts* ............................... $ (184,888) $ – $ – $ (184,888)
Total Liabilities $ (184,888) $ – $ – $ (184,888)
AQR EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 62,887,318 $ 150,760,925 $ – $ 213,648,243
Securities Lending Collateral ....................... 14,515 – – 14,515
Short-Term Investments ........................... 9,792,550 – – 9,792,550
Total Assets $ 72,694,383 $ 150,760,925 $ – $ 223,455,308
LIABILITIES
Futures Contracts* ............................... $ (57,011) $ – $ – $ (57,011)
Total Liabilities $ (57,011) $ – $ – $ (57,011)
AQR TM LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 262,735,538 $ – $ – $ 262,735,538
Preferred Stocks ................................ 101,751 – – 101,751
Securities Lending Collateral ....................... 319,493 – – 319,493
Short-Term Investments ........................... 13,000,151 – – 13,000,151
Futures Contracts* ............................... 39,190 – – 39,190
Total Assets $ 276,196,123 $ – $ – $ 276,196,123

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
AQR TM SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 16,970,327 $ – $ – $ 16,970,327
Preferred Stocks ................................ 9,856 – – 9,856
Securities Lending Collateral ....................... 734,675 – – 734,675
Short-Term Investments ........................... 897,013 – – 897,013
Total Assets $ 18,611,871 $ – $ – $ 18,611,871
LIABILITIES
Futures Contracts* ............................... $ (7,750) $ – $ – $ (7,750)
Total Liabilities $ (7,750) $ – $ – $ (7,750)
AQR TM INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 17,197,180 $ 165,188,777 $ – $ 182,385,957
Securities Lending Collateral ....................... 2,470,839 – – 2,470,839
Short-Term Investments ........................... 6,926,765 – – 6,926,765
Total Assets $ 26,594,784 $ 165,188,777 $ – $ 191,783,561
LIABILITIES
Futures Contracts* ............................... $ (192,848) $ – $ – $ (192,848)
Total Liabilities $ (192,848) $ – $ – $ (192,848)
AQR TM EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 93,547,842 $ 232,278,675 $ – $ 325,826,517
Short-Term Investments ........................... 11,918,133 – – 11,918,133
Total Assets $ 105,465,975 $ 232,278,675 $ – $ 337,744,650
LIABILITIES
Futures Contracts* ............................... $ (66,971) $ – $ – $ (66,971)
Total Liabilities $ (66,971) $ – $ – $ (66,971)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 756,965,864 $ – $ – $ 756,965,864
Securities Lending Collateral ....................... 2,846,570 – – 2,846,570
Short-Term Investments ........................... 22,244,290 – – 22,244,290
Futures Contracts* ............................... 18,613 – – 18,613
Total Assets $ 782,075,337 $ – $ – $ 782,075,337
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 199,705,262 $ – $ –
(a)
$ 199,705,262
Securities Lending Collateral ....................... 8,859,206 – – 8,859,206
Short-Term Investments ........................... 6,772,271 – – 6,772,271
Total Assets $ 215,336,739 $ – $ –
(a)
$ 215,336,739
LIABILITIES
Futures Contracts* ............................... $ (180,469) $ – $ – $ (180,469)
Total Liabilities $ (180,469) $ – $ – $ (180,469)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 34,412,426 $ 377,875,691 $ –
(a)
$ 412,288,117
Securities Lending Collateral ....................... 3,220,422 – – 3,220,422
Short-Term Investments ........................... 15,004,949 – – 15,004,949
Total Assets $ 52,637,797 $ 377,875,691 $ –
(a)
$ 430,513,488
LIABILITIES
Futures Contracts* ............................... $ (410,094) $ – $ – $ (410,094)
Total Liabilities $ (410,094) $ – $ – $ (410,094)

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
AQR TM LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 249,639,760 $ – $ – $ 249,639,760
Securities Lending Collateral ....................... 1,244,245 – – 1,244,245
Short-Term Investments ........................... 12,697,076 – – 12,697,076
Total Assets $ 263,581,081 $ – $ – $ 263,581,081
LIABILITIES
Futures Contracts* ............................... $ (37,163) $ – $ – $ (37,163)
Total Liabilities $ (37,163) $ – $ – $ (37,163)
AQR TM SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 44,723,082 $ – $ – $ 44,723,082
Securities Lending Collateral ....................... 4,635,655 – – 4,635,655
Short-Term Investments ........................... 2,190,884 – – 2,190,884
Total Assets $ 51,549,621 $ – $ – $ 51,549,621
LIABILITIES
Futures Contracts* ............................... $ (20,866) $ – $ – $ (20,866)
Total Liabilities $ (20,866) $ – $ – $ (20,866)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 8,828,520 $ 95,234,836 $ – $ 104,063,356
Securities Lending Collateral ....................... 287,708 – – 287,708
Short-Term Investments ........................... 3,977,121 – – 3,977,121
Total Assets $ 13,093,349 $ 95,234,836 $ – $ 108,328,185
LIABILITIES
Futures Contracts* ............................... $ (106,139) $ – $ – $ (106,139)
Total Liabilities $ (106,139) $ – $ – $ (106,139)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,800,782,441 $ – $ – $ 5,800,782,441
Securities Lending Collateral ....................... 12,016,046 – – 12,016,046
Short-Term Investments ........................... 265,863,029 – – 265,863,029
Futures Contracts* ............................... 4,817,590 – – 4,817,590
Total Assets $ 6,083,479,106 $ – $ – $ 6,083,479,106
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 15,253,397 $ 178,998,105 $ – $ 194,251,502
Securities Lending Collateral ....................... 2,743,566 – – 2,743,566
Short-Term Investments ........................... 9,553,416 – – 9,553,416
Total Assets $ 27,550,379 $ 178,998,105 $ – $ 206,548,484
LIABILITIES
Futures Contracts* ............................... $ (232,730) $ – $ – $ (232,730)
Total Liabilities $ (232,730) $ – $ – $ (232,730)
AQR EMERGING DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 569,619 $ 7,474,313 $ – $ 8,043,932
Corporate Bonds
†
............................... – 67 – 67
Short-Term Investments ........................... 470,693 – – 470,693
Total Assets $ 1,040,312 $ 7,474,380 $ – $ 8,514,692
LIABILITIES
Futures Contracts* ............................... $ (4,585) $ – $ – $ (4,585)
Total Liabilities $ (4,585) $ – $ – $ (4,585)

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR
Global Equity Fund and AQR International Equity Fund.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 187,547,662 $ 82,962,435 $ –
(a)
$ 270,510,097
Securities Lending Collateral ....................... 1,143,799 – – 1,143,799
Short-Term Investments ........................... 27,404,450 – – 27,404,450
Futures Contracts* ............................... 1,560,438 – – 1,560,438
Forward Foreign Currency Exchange Contracts* ........ – 2,642,008 – 2,642,008
Total Return Swaps Contracts* ...................... – 369,780 – 369,780
Total Assets $ 217,656,349 $ 85,974,223 $ –
(a)
$ 303,630,572
LIABILITIES
Futures Contracts* ............................... $ (940,584) $ – $ – $ (940,584)
Forward Foreign Currency Exchange Contracts* ........ – (2,679,559) – (2,679,559)
Total Return Swaps Contracts* ...................... – (20,596) – (20,596)
Total Liabilities $ (940,584) $ (2,700,155) $ – $ (3,640,739)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 96,585,546 $ –
(a)
$ 96,585,546
Securities Lending Collateral ....................... 299,458 – – 299,458
Short-Term Investments ........................... 10,787,990 – – 10,787,990
Futures Contracts* ............................... 501,925 – – 501,925
Forward Foreign Currency Exchange Contracts* ........ – 763,011 – 763,011
Total Return Swaps Contracts* ...................... – 246,290 – 246,290
Total Assets $ 11,589,373 $ 97,594,847 $ –
(a)
$ 109,184,220
LIABILITIES
Futures Contracts* ............................... $ (235,591) $ – $ – $ (235,591)
Forward Foreign Currency Exchange Contracts* ........ – (1,379,123) – (1,379,123)
Total Return Swaps Contracts* ...................... – (63,584) – (63,584)
Total Liabilities $ (235,591) $ (1,442,707) $ – $ (1,678,298)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Federal Income Tax Matters
At September 30, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”), non-taxable dividends from fund investments including Real Estate Investment Trusts
(“REITs”) and corporate actions.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 823,797,094 $ 302,003,176 $ (35,749,008) $ 266,254,168
AQR Small Cap Multi-Style Fund ............................ 239,829,888 50,993,064 (23,107,677) 27,885,387
AQR International Multi-Style Fund .......................... 226,538,367 33,835,379 (17,533,906) 16,301,473
AQR Emerging Multi-Style Fund ............................ 173,000,899 64,147,557 (13,827,875) 50,319,682
AQR TM Large Cap Multi-Style Fund ......................... 191,578,553 88,630,663 (4,013,092) 84,617,571
AQR TM Small Cap Multi-Style Fund ......................... 16,880,712 3,308,176 (1,597,933) 1,710,243
AQR TM International Multi-Style Fund ....................... 166,653,577 36,060,040 (11,091,171) 24,968,869
AQR TM Emerging Multi-Style Fund ......................... 253,343,408 104,105,374 (19,723,881) 84,381,493
AQR Large Cap Momentum Style Fund ....................... 539,302,065 248,027,231 (5,253,974) 242,773,257
AQR Small Cap Momentum Style Fund ....................... 174,155,309 49,558,037 (8,557,076) 41,000,961
AQR International Momentum Style Fund ..................... 339,780,876 97,916,324 (7,539,528) 90,376,796
AQR TM Large Cap Momentum Style Fund .................... 145,404,493 119,022,857 (883,432) 118,139,425
AQR TM Small Cap Momentum Style Fund .................... 41,081,965 12,291,572 (1,844,782) 10,446,790
AQR TM International Momentum Style Fund .................. 83,705,003 28,048,506 (3,531,463) 24,517,043
AQR Large Cap Defensive Style Fund ........................ 4,784,779,211 1,374,993,290 (76,293,395) 1,298,699,895
AQR International Defensive Style Fund ...................... 181,216,653 38,606,326 (13,484,925) 25,121,401
AQR Emerging Defensive Style Fund ........................ 7,126,870 1,707,103 (324,491) 1,382,612
AQR Global Equity Fund .................................. 251,017,198 62,830,750 (13,860,295) 48,970,455
AQR International Equity Fund ............................. 97,112,704 18,972,118 (8,579,004) 10,393,114

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:
The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sales loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, mark to market on PFIC investments, mark to market on equity swaps, non-taxable dividends from fund investments including REITs, loss deferrals from tax straddles, capital loss carry forwards, and corporate actions.
As of September 30, 2020, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain capital losses permanently lost due to limitation and redemptions utilized as distributions. The result of operations and net assets were not affected by the reclassifications.
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
CARRYFORWARDS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Large Cap Multi-Style Fund $ 10,599,940 $ 75,989,240 $ 266,254,168 $ — $ — $ 352,843,348
AQR Small Cap Multi-Style Fund . 1,558,257 (41,223,338) 27,885,387 — — (11,779,694)
AQR International Multi-Style Fund 4,536,381 (21,052,855) 16,358,757 — — (157,717)
AQR Emerging Multi-Style Fund . 3,275,903 (38,117,029) 50,319,682 — — 15,478,556
AQR TM Large Cap Multi-Style
Fund .................... 3,262,363 — 84,617,571 (8,562,057) — 79,317,877
AQR TM Small Cap Multi-Style
Fund .................... 78,222 (982,987) 1,710,243 — — 805,478
AQR TM International Multi-Style
Fund .................... 3,617,968 (14,317,271) 24,968,869 — — 14,269,566
AQR TM Emerging Multi-Style
Fund .................... 5,543,682 (25,598,453) 84,415,607 — — 64,360,836
AQR Large Cap Momentum Style
Fund .................... 4,246,412 100,518,603 242,773,257 — — 347,538,272
AQR Small Cap Momentum Style
Fund .................... 1,105,704 7,926,597 41,000,961 — — 50,033,262
AQR International Momentum Style
Fund .................... 4,869,670 (30,986,685) 90,376,796 — — 64,259,781
AQR TM Large Cap Momentum
Style Fund ............... 1,471,709 3,888,638 118,139,425 — — 123,499,772
AQR TM Small Cap Momentum
Style Fund ............... 213,261 815,508 10,446,790 — — 11,475,559
AQR TM International Momentum
Style Fund ............... 1,172,809 (21,696,138) 24,535,312 — — 4,011,983
AQR Large Cap Defensive Style
Fund .................... 58,967,794 (92,274,786) 1,298,001,076 — — 1,264,694,084
AQR International Defensive Style
Fund .................... 3,593,965 (8,309,122) 25,121,401 — — 20,406,244
AQR Emerging Defensive Style
Fund .................... 329,751 (2,404,321) 1,382,612 — — (691,958)
AQR Global Equity Fund ....... 4,090,278 (23,341,252) 47,466,965 — (2,666) 28,213,325
AQR International Equity Fund .. 3,694,378 (24,367,591) 7,347,472 — — (13,325,741)
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund .................................................. $ (14,805,595) $ 14,805,595
AQR Large Cap Momentum Style Fund .............................................. (16,202,961) 16,202,961
AQR Small Cap Momentum Style Fund .............................................. 143 (143)
AQR Emerging Defensive Style Fund ............................................... 18,954,405 (18,954,405)

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The tax character of distributions paid during the fiscal year-ends September 30, 2020 and September 30, 2019 were as follows:
During the year ended September 30, 2020, the Funds utilized capital loss carryforwards in the amounts listed below:
As of September 30, 2020, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.
SEPTEMBER 30, 2020 SEPTEMBER 30, 2019
FUND
ORDINARY
INCOME
CAPITAL
GAINS
ORDINARY
INCOME
CAPITAL
GAINS
AQR Large Cap Multi-Style Fund ................................... $ 17,174,906 $ 54,502,406 $ 27,591,439 $ 76,160,867
AQR Small Cap Multi-Style Fund .................................... 5,648,012 338,822 11,619,753 58,814,207
AQR International Multi-Style Fund .................................. 8,028,157 — 10,554,752 —
AQR Emerging Multi-Style Fund .................................... 5,991,160 — 6,006,315 —
AQR TM Large Cap Multi-Style Fund ................................. 3,835,324 2,141,516 3,874,532 —
AQR TM Small Cap Multi-Style Fund ................................. 205,586 — 162,233 985,602
AQR TM International Multi-Style Fund ............................... 5,488,949 — 4,100,305 —
AQR TM Emerging Multi-Style Fund ................................. 8,915,691 — 7,198,963 —
AQR Large Cap Momentum Style Fund ............................... 9,953,497 78,738,688 23,493,413 64,214,636
AQR Small Cap Momentum Style Fund ............................... 1,463,078 10,013,730 1,463,483 55,979,660
AQR International Momentum Style Fund ............................. 10,514,986 — 7,732,508 —
AQR TM Large Cap Momentum Style Fund ............................ 2,619,198 2,795,008 1,918,042 —
AQR TM Small Cap Momentum Style Fund ............................ 321,910 685,866 98,045 4,182,028
AQR TM International Momentum Style Fund .......................... 2,748,268 — 2,275,129 —
AQR Large Cap Defensive Style Fund ................................ 63,891,848 — 25,853,029 9,708,427
AQR International Defensive Style Fund .............................. 6,052,641 — 4,714,166 —
AQR Emerging Defensive Style Fund ................................ 1,803,741 — 1,482,027 —
AQR Global Equity Fund .......................................... 4,612,611 — 4,193,245 6,115,094
AQR International Equity Fund ..................................... 6,978,918 — 7,323,967 3,292,678
FUND SHORT-TERM LONG-TERM
AQR International Multi-Style Fund ......................................................... $ – $ 101,330
FUND SHORT-TERM LONG TERM
AQR Small Cap Multi-Style Fund ................................................... $ 41,223,338 $ —
AQR International Multi-Style Fund ................................................. 21,052,855 —
AQR Emerging Multi-Style Fund ................................................... 38,117,029 —
AQR TM Small Cap Multi-Style Fund ................................................ 982,987 —
AQR TM International Multi-Style Fund .............................................. 12,333,965 1,983,306
AQR TM Emerging Multi-Style Fund ................................................ 25,598,453 —
AQR International Momentum Style Fund ............................................ 30,986,685 —
AQR TM International Momentum Style Fund ......................................... 20,556,011 1,140,127
AQR Large Cap Defensive Style Fund ............................................... 92,274,786 —
AQR International Defensive Style Fund ............................................. 750,444 7,558,678
AQR Emerging Defensive Style Fund ............................................... 670,512 1,733,809
AQR Global Equity Fund ......................................................... 23,341,252 —
AQR International Equity Fund .................................................... 24,367,591 —

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Investment Transactions
During the year ended September 30, 2020, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 554,107,879 $ 1,027,948,099
AQR Small Cap Multi-Style Fund ........................................................... 193,600,710 451,407,002
AQR International Multi-Style Fund ......................................................... 171,864,063 204,185,079
AQR Emerging Multi-Style Fund ........................................................... 136,940,075 161,505,288
AQR TM Large Cap Multi-Style Fund ........................................................ 152,426,050 213,698,678
AQR TM Small Cap Multi-Style Fund ........................................................ 10,944,241 15,820,742
AQR TM International Multi-Style Fund ...................................................... 123,843,707 125,014,560
AQR TM Emerging Multi-Style Fund ........................................................ 186,626,599 216,991,249
AQR Large Cap Momentum Style Fund ...................................................... 617,496,325 913,363,322
AQR Small Cap Momentum Style Fund ...................................................... 192,416,978 261,570,304
AQR International Momentum Style Fund .................................................... 295,071,748 339,849,274
AQR TM Large Cap Momentum Style Fund ................................................... 140,178,321 155,433,297
AQR TM Small Cap Momentum Style Fund ................................................... 28,455,624 38,900,416
AQR TM International Momentum Style Fund ................................................. 47,389,850 54,940,256
AQR Large Cap Defensive Style Fund ....................................................... 2,576,392,371 1,892,718,023
AQR International Defensive Style Fund ..................................................... 55,758,669 93,450,831
AQR Emerging Defensive Style Fund ....................................................... 17,512,781 78,336,362
AQR Global Equity Fund ................................................................. 248,136,233 255,969,269
AQR International Equity Fund ............................................................ 145,526,677 261,908,844

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at September 30, 2020.
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
Equity Risk Exposure: 421,982 94,315 184,888 57,011
Unrealized Appreciation on Futures Contracts
*
.................. $ 421,982 $ – $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. – (94,315) (184,888) (57,011)
421,982 94,315 184,888 57,011
Net Fair Value of Derivative Contracts: 421,982 (188,630) (369,776) (114,022)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 421,982 (94,315) (184,888) (57,011)
421,982 188,630 369,776 114,022
AQR TM LARGE
CAP MULTI-
STYLE FUND
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
Equity Risk Exposure: 39,190 7,750 192,848 66,971
Unrealized Appreciation on Futures Contracts
*
.................. $ 39,190 $ – $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. – (7,750) (192,848) (66,971)
39,190 7,750 192,848 66,971
Net Fair Value of Derivative Contracts: 39,190 (15,500) (385,696) (133,942)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 39,190 (7,750) (192,848) (66,971)
39,190 15,500 385,696 133,942
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM
LARGE CAP
MOMENTUM
STYLE FUND
Equity Risk Exposure: 18,613 180,469 410,094 37,163
Unrealized Appreciation on Futures Contracts
*
.................. $ 18,613 $ – $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. – (180,469) (410,094) (37,163)
18,613 180,469 410,094 37,163
Net Fair Value of Derivative Contracts: 18,613 (360,938) (820,188) (74,326)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 18,613 (180,469) (410,094) (37,163)
18,613 360,938 820,188 74,326
AQR TM
SMALL CAP
MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
Equity Risk Exposure: 20,866 106,139 4,817,590 232,730
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ – $ 4,817,590 $ –
Unrealized Depreciation on Futures Contracts
*
................. (20,866) (106,139) – (232,730)
20,866 106,139 4,817,590 232,730
Net Fair Value of Derivative Contracts: (41,732) (212,278) 4,817,590 (465,460)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (20,866) (106,139) 4,817,590 (232,730)
41,732 212,278 4,817,590 465,460

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statement of Operations for the year ended September 30, 2020:
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Equity Risk Exposure: 4,585 2,891,396 1,047,391
Unrealized Appreciation on Futures Contracts
*
.................................. $ – $ 1,560,438 $ 501,925
Swaps at Value (Assets) .................................................. – 369,780 246,290
Unrealized Depreciation on Futures Contracts
*
................................. (4,585) (940,584) (235,591)
Swaps at Value (Liabilities) ................................................ – (20,596) (63,584)
4,585 2,891,396 1,047,391
Foreign Exchange Rate Risk Exposure: – 5,321,567 2,142,134
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ – 2,642,008 763,011
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... – (2,679,559) (1,379,123)
– 5,321,567 2,142,134
Net Fair Value of Derivative Contracts: (9,170) 893,936 (783,183)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... (4,585) 619,854 266,334
Swaps at Value ......................................................... – 349,184 182,706
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts – (37,551) (616,112)
9,170 893,936 783,183
*
Includes cumulative appreciation /( depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (993,965) (12,284,339) (333,166) (187,669)
Futures Contracts ....................................... $ (993,965) $ (12,284,339) $ (333,166) $ (187,669)
(993,965.12) (12,284,338.64) (333,165.85) (187,669.3)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 524,340 82,915 (138,959) 110,586
Futures Contracts ....................................... 524,340 82,915 (138,959) 110,586
524,340 82,915 138,959 110,586
*
AQR TM LARGE
CAP MULTI-
STYLE FUND
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (706,374) (12,956) (788,407) 849,466
Futures Contracts ....................................... $ (706,374) $ (12,956) $ (788,407) $ 849,466
(706,373.97) (12,955.52) (788,406.64) 849,466.33
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 111,009 9,866 (174,098) 149,537
Futures Contracts ....................................... 111,009 9,866 (174,098) 149,537
111,009 9,866 174,098 149,537
*
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM
LARGE CAP
MOMENTUM
STYLE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 1,444,551 (710,378) 1,240,035 23,583
Futures Contracts ....................................... $ 1,444,551 $ (710,378) $ 1,240,035 $ 23,583
1,444,551.38 (710,378.11) 1,240,035.18 23,583.06
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 183,351 (39,373) (371,802) 10,621
Futures Contracts ....................................... 183,351 (39,373) (371,802) 10,621
183,351 39,373 371,802 10,621

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of September 30, 2020:
AQR Global Equity Fund
*
AQR TM
SMALL CAP
MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (343,051) (417,036) 32,666,051 545,992
Futures Contracts ....................................... $ (343,051) $ (417,036) $ 32,666,051 $ 545,992
(343,051.29) (417,035.72) 32,666,050.98 545,992.48
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 19,584 (92,064) 5,682,179 (217,533)
Futures Contracts ....................................... 19,584 (92,064) 5,682,179 (217,533)
19,584 92,064 5,682,179 217,533
*
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: (110,711) 1,917,960 511,480
Futures Contracts ....................................................... $ (110,711) $ (556,239) $ (1,014,194)
Swap Contracts ........................................................ – 2,474,199 1,525,674
(110,710.77) 1,917,959.6 511,479.71
Foreign Exchange Rate Risk Exposure: – 510,726 (4,139)
Forward Foreign Currency Exchange Contracts ................................. – 510,726 (4,139)
– 510,726 (4,139)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 48,264 304,451 58,339
Futures Contracts ....................................................... 48,264 101,472 (164,492)
Swap Contracts ........................................................ – 202,979 222,830
48,264 304,451 58,339
Foreign Exchange Rate Risk Exposure: – 836,738 1,251,682
Forward Foreign Currency Exchange Contracts ................................. – (836,738) (1,251,682)
– 836,738 1,251,682
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,321,051 $ (1,321,051) $ – $ – $ – $ –
CITI ........... Total Return Swap
Contracts 212,107 – 212,107 – – 212,107
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,320,957 (1,320,957) –
JPMC .......... Total Return Swap
Contracts 157,673 (19,957) 137,716
Total JPMC 1,478,630 (1,340,914) 137,716 – – 137,716
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,011,788 (2,661,965) 349,823 – – 349,823

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
AQR Global Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $100,000 and total additional collateral pledged was $4,558,330.
AQR International Equity Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,339,713 $ (1,321,051) $ 18,662 $ – $ (18,662) $ –
GSIN .......... Total Return Swap
Contracts 639 – 639 – – 639
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,339,846 (1,320,957) 18,889
JPMC .......... Total Return Swap
Contracts 19,957 (19,957) –
Total JPMC 1,359,803 (1,340,914) 18,889 – (18,889) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,700,155 (2,661,965) 38,190 – (37,551) 639
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 381,529 $ (381,529) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 381,482 (381,482) –
JPMC .......... Total Return Swap
Contracts 246,290 (62,808) 183,482
Total JPMC 627,772 (444,290) 183,482 – – 183,482
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,009,301 (825,819) 183,482 – – 183,482

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
AQR International Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,517,475.
For the year ended September 30, 2020, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 689,522 $ (381,529) $ 307,993 $ – $ (307,993) $ –
GSIN .......... Total Return Swap
Contracts 776 – 776 – (776) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 689,601 (381,482) 308,119
JPMC .......... Total Return Swap
Contracts 62,808 (62,808) –
Total JPMC 752,409 (444,290) 308,119 – (308,119) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,442,707 (825,819) 616,888 – (616,888) –
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
AQR TM LARGE
CAP MULTI-
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 27,016,062 $ 7,457,634 $ 10,002,992 $ 7,894,933 $ 9,335,632
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 53,129,200 13,238,720 13,250,380 12,191,200 11,564,400
Ending Notional Balance - Short – – – – –
*
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 389,910 $ 7,594,918 $ 10,360,490 $ 17,415,943 $ 7,370,800
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 977,860 7,320,140 13,388,550 18,603,600 6,318,480
Ending Notional Balance - Short – – – – –
*
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM
LARGE CAP
MOMENTUM
STYLE FUND
AQR TM
SMALL CAP
MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 10,661,608 $ 7,289,988 $ 1,729,966 $ 3,871,232 $ 170,373,756
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 15,752,200 10,223,600 1,880,500 4,077,040 238,159,600
Ending Notional Balance - Short – – – – –

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended, entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Investment Management Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 4,150,313 $ 1,316,414 $ 54,422,233 $ 42,062,932
Average Notional Balance - Short – – 27,959,906 17,821,794
Ending Notional Balance - Long 9,729,300 489,825 76,084,032 28,607,220
Ending Notional Balance - Short – – 40,070,363 11,542,815
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased – – 129,357,809 116,054,146
Average Settlement Value - Sold – – 114,799,611 95,692,213
Ending Value - Purchased – – 195,134,873 107,475,644
Ending Value - Sold – – 163,408,962 92,035,284
Total Return Swaps:
Average Notional Balance - Long – – 10,700,963 6,832,512
Average Notional Balance - Short – – 5,619,625 10,782,030
Ending Notional Balance - Long – – 11,061,080 7,987,830
Ending Notional Balance - Short – – 10,639,520 10,222,725
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25% (a)
AQR Small Cap Multi-Style Fund .......................................................................... 0.45(b)
AQR International Multi-Style Fund ........................................................................ 0.40(c)
AQR Emerging Multi-Style Fund .......................................................................... 0.55(d)
AQR TM Large Cap Multi-Style Fund ....................................................................... 0.30
AQR TM Small Cap Multi-Style Fund ....................................................................... 0.50
AQR TM International Multi-Style Fund ..................................................................... 0.45
AQR TM Emerging Multi-Style Fund ....................................................................... 0.60
AQR Large Cap Momentum Style Fund ..................................................................... 0.25
AQR Small Cap Momentum Style Fund ..................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR TM Large Cap Momentum Style Fund .................................................................. 0.25
AQR TM Small Cap Momentum Style Fund .................................................................. 0.45
AQR TM International Momentum Style Fund ................................................................ 0.40
AQR Large Cap Defensive Style Fund ...................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Emerging Defensive Style Fund ...................................................................... 0.55
AQR Global Equity Fund ................................................................................ 0.60
AQR International Equity Fund ........................................................................... 0.65
(a) Effective July 1, 2020, the Advisory Fee was reduced from 0.30% to 0.25%
(b) Effective July 1, 2020, the Advisory Fee was reduced from 0.50% to 0.45%
(c) Effective July 1, 2020, the Advisory Fee was reduced from 0.45% to 0.40%
(d) Effective July 1, 2020, the Advisory Fee was reduced from 0.60% to 0.55%

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2021 for Class I, N, and R6 shares(a). Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
(a) On November 16, 2020, the AQR Funds' Board of Trustees approved an extension of the Expense Limitation Agreement between the Trust and the
Advisor through at least January 28, 2022.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR TM Large Cap Multi-Style Fund ................................................... 0.15 0.15 0.05
AQR TM Small Cap Multi-Style Fund ................................................... 0.15 0.15 0.05
AQR TM International Multi-Style Fund ................................................. 0.15 0.15 0.05
AQR TM Emerging Multi-Style Fund ................................................... 0.15 0.15 0.05
AQR Large Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR TM Large Cap Momentum Style Fund .............................................. 0.15 0.15 0.05
AQR TM Small Cap Momentum Style Fund .............................................. 0.15 0.15 0.05
AQR TM International Momentum Style Fund ............................................ 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Emerging Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR Global Equity Fund ............................................................ 0.20 0.20 0.10
AQR International Equity Fund ....................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
For the year ended September 30, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2020 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30 ,
2020 2020 20 21 20 22 20 23
AQR LARGE CAP MULTI-STYLE FUND
Class I ........... $ 21,188 $ 25,126 $ – $ 3,938 $ 21,188
Class N ........... 1,647 4,050 – 2,403 1,647
Class R6 .......... 68,757 109,215 – 40,458 68,757
Totals $ 91,592 $ 138,391 $ – $ 46,799 $ 91,592
AQR SMALL CAP MULTI-STYLE FUND
Class I ........... $ 21,499 $ 40,672 $ 9,186 $ 9,987 $ 21,499
Class N ........... 3,087 5,936 1,176 1,673 3,087
Class R6 .......... 162,047 387,448 104,259 121,142 162,047
Totals $ 186,633 $ 434,056 $ 114,621 $ 132,802 $ 186,633
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ........... $ 32,424 $ 112,492 $ 31,932 $ 48,136 $ 32,424
Class N ........... 3,031 9,917 3,032 3,854 3,031
Class R6 .......... 144,079 473,769 152,629 177,061 144,079
Totals $ 179,534 $ 596,178 $ 187,593 $ 229,051 $ 179,534
AQR EMERGING MULTI-STYLE FUND
Class I ........... $ 64,856 $ 183,666 $ 69,909 $ 48,901 $ 64,856
Class N ........... 5,535 18,459 7,960 4,964 5,535
Class R6 .......... 250,903 803,068 323,494 228,671 250,903
Totals $ 321,294 $ 1,005,193 $ 401,363 $ 282,536 $ 321,294
AQR TM LARGE CAP MULTI-STYLE FUND
Class I ........... $ 36,855 $ 104,333 $ 25,615 $ 41,863 $ 36,855
Class N ........... 528 1,960 798 634 528
Class R6 .......... 86,961 250,018 62,657 100,400 86,961
Totals $ 124,344 $ 356,311 $ 89,070 $ 142,897 $ 124,344
AQR TM SMALL CAP MULTI-STYLE FUND
Class I ........... $ 98,308 $ 316,663 $ 98,415 $ 119,940 $ 98,308
Class N ........... 21,293 71,803 25,482 25,028 21,293
Class R6 .......... 14,104 38,567 10,046 14,417 14,104
Totals $ 133,705 $ 427,033 $ 133,943 $ 159,385 $ 133,705
AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I ........... $ 24,126 $ 78,192 $ 23,942 $ 30,124 $ 24,126
Class N ........... 984 4,270 1,830 1,456 984
Class R6 .......... 145,196 453,068 137,643 170,229 145,196
Totals $ 170,306 $ 535,530 $ 163,415 $ 201,809 $ 170,306
AQR TM EMERGING MULTI-STYLE FUND
Class I ........... $ 31,101 $ 77,032 $ 20,043 $ 25,888 $ 31,101
Class N ........... 747 4,124 2,392 985 747
Class R6 .......... 337,868 980,629 363,261 279,500 337,868
Totals $ 369,716 $ 1,061,785 $ 385,696 $ 306,373 $ 369,716
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ........... $ 95,520 $ 177,419 $ 6,875 $ 75,024 $ 95,520
Class N ........... 8,369 15,384 472 6,543 8,369
Class R6 .......... 26,207 37,965 525 11,233 26,207
Totals $ 130,096 $ 230,768 $ 7,872 $ 92,800 $ 130,096
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ........... $ 121,280 $ 357,316 $ 91,579 $ 144,457 $ 121,280
Class N ........... 2,959 5,337 392 1,986 2,959
Class R6 .......... 32,564 48,461 3,485 12,412 32,564
Totals $ 156,803 $ 411,114 $ 95,456 $ 158,855 $ 156,803

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
During the year ended September 30, 2020, the Funds recouped amounts as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30,
2020 2020 2021 2022 2023
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ........... $ 131,095 $ 462,335 $ 157,165 $ 174,075 $ 131,095
Class N ........... 23,080 60,421 17,204 20,137 23,080
Class R6 .......... 60,877 125,436 24,162 40,397 60,877
Totals $ 215,052 $ 648,192 $ 198,531 $ 234,609 $ 215,052
AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I ........... $ 65,805 $ 186,354 $ 50,023 $ 70,526 $ 65,805
Class N ........... 2,891 13,928 5,496 5,541 2,891
Class R6 .......... 52,966 163,248 46,782 63,500 52,966
Totals $ 121,662 $ 363,530 $ 102,301 $ 139,567 $ 121,662
AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I ........... $ 132,553 $ 406,063 $ 118,457 $ 155,053 $ 132,553
Class N ........... 8,036 27,777 9,721 10,020 8,036
Class R6 .......... 1,916 3,067 448 703 1,916
Totals $ 142,505 $ 436,907 $ 128,626 $ 165,776 $ 142,505
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I ........... $ 80,564 $ 249,173 $ 77,493 $ 91,116 $ 80,564
Class N ........... 4,400 25,313 9,544 11,369 4,400
Class R6 .......... 80,444 278,984 92,981 105,559 80,444
Totals $ 165,408 $ 553,470 $ 180,018 $ 208,044 $ 165,408
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 30,610 65,718 5,241 29,867 30,610
Class R6 .......... 110,426 191,197 – 80,771 110,426
Totals $ 141,036 $ 256,915 $ 5,241 $ 110,638 $ 141,036
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ........... $ 123,813 $ 420,124 $ 121,661 $ 174,650 $ 123,813
Class N ........... 8,177 27,871 14,206 5,488 8,177
Class R6 .......... 61,408 108,746 18,492 28,846 61,408
Totals $ 193,398 $ 556,741 $ 154,359 $ 208,984 $ 193,398
AQR EMERGING DEFENSIVE STYLE FUND
Class I ........... $ 153,225 $ 540,316 $ 188,174 $ 198,917 $ 153,225
Class N ........... 18,541 63,500 18,391 26,568 18,541
Class R6 .......... 72,817 73,898 559 522 72,817
Totals $ 244,583 $ 677,714 $ 207,124 $ 226,007 $ 244,583
AQR GLOBAL EQUITY FUND
Class I ........... $ 7,571 $ 54,093 $ 26,377 $ 20,145 $ 7,571
Class N ........... 723 1,665 435 507 723
Class R6 .......... 38,913 94,759 35,106 20,740 38,913
Totals $ 47,207 $ 150,517 $ 61,918 $ 41,392 $ 47,207
AQR INTERNATIONAL EQUITY FUND
Class I ........... $ 78,535 $ 269,185 $ 74,459 $ 116,191 $ 78,535
Class N ........... 2,128 7,193 1,243 3,822 2,128
Class R6 .......... 26,413 53,537 9,036 18,088 26,413
Totals $ 107,076 $ 329,915 $ 84,738 $ 138,101 $ 107,076
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 16,971 $ 140 $ 11,235
AQR TM Large Cap Multi-Style Fund ......................................... – 89 –
AQR Large Cap Defensive Style Fund ........................................ 277,876 4,215 14,058
AQR Global Equity Fund .................................................. 805 35 1,276
AQR International Equity Fund ............................................. 1,071 1,704 –

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk).
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statements of Operations.
During the reporting period, average borrowings under the Interfund Lending Program were as follows:
There were no open borrowings as of September 30, 2020 by any of the Funds in the Trust.
FUND
AVERAGE
LOANS
NUMBER OF
DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ....................................... $ 11,804,000 10 $ 6,821
AQR Small Cap Multi-Style Fund ........................................ 2,943,750 8 1,489
AQR International Multi-Style Fund ...................................... 2,840,000 6 1,079
AQR Emerging Multi-Style Fund ........................................ 4,005,333 15 1,767
AQR TM Large Cap Multi-Style Fund ..................................... 1,788,000 10 594
AQR TM Small Cap Multi-Style Fund ..................................... 286,364 11 79
AQR TM Emerging Multi-Style Fund ..................................... 14,500,000 5 1,599
AQR Large Cap Momentum Style Fund ................................... 8,127,727 22 4,785
AQR Small Cap Momentum Style Fund ................................... 8,600,000 2 578
AQR TM Large Cap Momentum Style Fund ................................ 4,000,000 3 371
AQR TM Small Cap Momentum Style Fund ................................ 192,000 11 75
AQR TM International Momentum Style Fund .............................. 1,623,636 11 693
AQR International Defensive Style Fund .................................. 1,520,417 24 1,238
AQR Emerging Defensive Style Fund .................................... 123,571 14 37

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a
Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
There were no open borrowings as of September 30, 2020 by any of the Funds in the Trust.
The Funds had the following borrowings during the period:
Principal Ownership
As of September 30, 2020, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE%
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Small Cap Multi-Style Fund ....................................... $37,000,000 1.18 4 $4,844
AQR International Multi-Style Fund ..................................... 30,000,000 1.16 4 3,863
AQR TM International Momentum Style Fund ............................. 900,000 1.25 1 31
AQR Emerging Defensive Style Fund ................................... 7,142,353 1.06 17 3,584
AQR International Equity Fund ........................................ 38,666,667 1.09 3 3,512
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 94.49%
AQR Small Cap Multi-Style Fund ............................................ 2 91.14%
AQR International Multi-Style Fund .......................................... 4 95.17%
AQR Emerging Multi-Style Fund ............................................ 4 93.22%
AQR TM Large Cap Multi-Style Fund ......................................... 4 91.12%
AQR TM Small Cap Multi-Style Fund* ........................................ 4 97.64%
AQR TM International Multi-Style Fund ....................................... 4 93.06%
AQR TM Emerging Multi-Style Fund ......................................... 1 84.41%
AQR Large Cap Momentum Style Fund ....................................... 3 87.62%
AQR Small Cap Momentum Style Fund ....................................... 3 92.38%
AQR International Momentum Style Fund ..................................... 3 93.54%
AQR TM Large Cap Momentum Style Fund .................................... 3 94.65%
AQR TM Small Cap Momentum Style Fund .................................... 3 92.73%
AQR TM International Momentum Style Fund .................................. 3 96.24%
AQR Large Cap Defensive Style Fund ........................................ 6 84.48%
AQR International Defensive Style Fund ...................................... 3 93.63%
AQR Emerging Defensive Style Fund* ........................................ 5 91.86%
AQR Global Equity Fund .................................................. 3 96.05%
AQR International Equity Fund ............................................. 4 71.30%
*
The percentage held by the Adviser and/or affiliates is 12.73% and 65.95% respectively.

Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Subsequent Events
At a meeting held on November 16, 2020, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Emerging Defensive Style
Fund. If applicable, the Fund will declare a dividend to all holders of record on December 15, 2020 consisting of any undistributed income and capital gains (net of available capital loss carryovers). On or about December 18, 2020 (the “Liquidation Date”), the Fund will make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.
Subsequent to September 30, 2020 the AQR Small Cap Multi-Style Fund experienced net redemptions of $176,953,719 which represented approximately 69% of the Fund's net assets. AQR does not anticipate these redemptions to have a material impact on the operations of the Fund.
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those disclosed in Note 8 and noted above.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2020
To the Board of Trustees of AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International
Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International
Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR
International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International
Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR
Global Equity Fund and AQR International Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR
TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap
Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund,
AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (nineteen of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of September 30, 2020, the related statements of operations for the year ended September 30, 2020, the statements of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2020 and each of the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Subsequent Event
As discussed in Note 15 to the financial statements, on November 16, 2020, the Board of Trustees of the AQR Funds approved a proposal to liquidate the Emerging Defensive Style Fund, which will occur on or about December 18, 2020.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 17, 2020
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2020
For the fiscal year ended September 30, 2020, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended September 30, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2020:
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 100.00%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR International Multi-Style Fund ........................................................................ 99.33%
AQR Emerging Multi-Style Fund .......................................................................... 68.12%
AQR TM Large Cap Multi-Style Fund ....................................................................... 100.00%
AQR TM Small Cap Multi-Style Fund ....................................................................... 100.00%
AQR TM International Multi-Style Fund ..................................................................... 99.04%
AQR TM Emerging Multi-Style Fund ....................................................................... 73.27%
AQR Large Cap Momentum Style Fund ..................................................................... 100.00%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR International Momentum Style Fund ................................................................... 87.35%
AQR TM Large Cap Momentum Style Fund .................................................................. 100.00%
AQR TM Small Cap Momentum Style Fund .................................................................. 100.00%
AQR TM International Momentum Style Fund ................................................................ 90.36%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR International Defensive Style Fund .................................................................... 100.00%
AQR Emerging Defensive Style Fund ...................................................................... 75.52%
AQR Global Equity Fund ................................................................................ 100.00%
AQR International Equity Fund ........................................................................... 100.00%
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 100.00%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR Emerging Multi-Style Fund .......................................................................... 0.12%
AQR TM Large Cap Multi-Style Fund ....................................................................... 100.00%
AQR TM Small Cap Multi-Style Fund ....................................................................... 100.00%
AQR TM Emerging Multi-Style Fund ....................................................................... 0.13%
AQR Large Cap Momentum Style Fund ..................................................................... 100.00%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR TM Large Cap Momentum Style Fund .................................................................. 100.00%
AQR TM Small Cap Momentum Style Fund .................................................................. 100.00%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR Global Equity Fund ................................................................................ 66.26%
FUND TOTAL
AQR Large Cap Multi-Style Fund ......................................................................... $ 54,502,406
AQR Small Cap Multi-Style Fund .......................................................................... 338,822
AQR TM Large Cap Multi-Style Fund ....................................................................... 2,141,516
AQR Large Cap Momentum Style Fund ..................................................................... 78,738,688
AQR Small Cap Momentum Style Fund ..................................................................... 10,013,730
AQR TM Large Cap Momentum Style Fund .................................................................. 2,795,008
AQR TM Small Cap Momentum Style Fund .................................................................. 685,866

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2020
Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2020, the foreign taxes paid for each Fund was as follows:
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $6,430,466 $0.2793
AQR Emerging Multi-Style Fund ........................................................... 5,569,600 0.2501
AQR TM International Multi-Style Fund ...................................................... 5,248,290 0.2821
AQR TM Emerging Multi-Style Fund ........................................................ 9,353,324 0.2897
AQR International Momentum Style Fund .................................................... 9,202,727 0.3451
AQR TM International Momentum Style Fund ................................................. 2,096,911 0.2719
AQR International Defensive Style Fund ..................................................... 5,817,496 0.3719
AQR Emerging Defensive Style Fund ....................................................... 932,315 0.9297
AQR International Equity Fund ............................................................ 4,626,389 0.3881
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $545,818 $0.0237
AQR Emerging Multi-Style Fund ........................................................... 644,364 0.0289
AQR TM International Multi-Style Fund ...................................................... 477,760 0.0257
AQR TM Emerging Multi-Style Fund ........................................................ 966,994 0.0299
AQR International Momentum Style Fund .................................................... 609,649 0.0229
AQR TM International Momentum Style Fund ................................................. 186,347 0.0242
AQR International Defensive Style Fund ..................................................... 462,036 0.0295
AQR Emerging Defensive Style Fund ....................................................... 180,229 0.1797
AQR International Equity Fund ............................................................ 195,806 0.0164

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 9/30/2020” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/20
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,318.60 0.43% $2.49
Hypothetical Return $1,000.00 $1,022.85 0.43% $2.17
Class N
Actual Return $1,000.00 $1,317.50 0.68% $3.94
Hypothetical Return $1,000.00 $1,021.60 0.68% $3.44
Class R6
Actual Return $1,000.00 $1,318.90 0.33% $1.91
Hypothetical Return $1,000.00 $1,023.35 0.33% $1.67
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,355.70 0.64% $3.77
Hypothetical Return $1,000.00 $1,021.80 0.64% $3.23
Class N
Actual Return $1,000.00 $1,355.30 0.89% $5.24
Hypothetical Return $1,000.00 $1,020.55 0.89% $4.50
Class R6
Actual Return $1,000.00 $1,356.40 0.54% $3.18
Hypothetical Return $1,000.00 $1,022.30 0.54% $2.73
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $1,220.30 0.58% $3.22
Hypothetical Return $1,000.00 $1,022.10 0.58% $2.93
Class N
Actual Return $1,000.00 $1,218.30 0.84% $4.66
Hypothetical Return $1,000.00 $1,020.80 0.84% $4.24
Class R6
Actual Return $1,000.00 $1,219.40 0.49% $2.72
Hypothetical Return $1,000.00 $1,022.55 0.49% $2.48

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/20
AQR Emerging Multi-Style Fund
Class I
Actual Return $1,000.00 $1,340.80 0.73% $4.27
Hypothetical Return $1,000.00 $1,021.35 0.73% $3.69
Class N
Actual Return $1,000.00 $1,339.00 0.98% $5.73
Hypothetical Return $1,000.00 $1,020.10 0.98% $4.95
Class R6
Actual Return $1,000.00 $1,341.60 0.63% $3.69
Hypothetical Return $1,000.00 $1,021.85 0.63% $3.18
AQR TM Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,325.00 0.45% $2.62
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
Class N
Actual Return $1,000.00 $1,323.80 0.70% $4.07
Hypothetical Return $1,000.00 $1,021.50 0.70% $3.54
Class R6
Actual Return $1,000.00 $1,325.70 0.35% $2.03
Hypothetical Return $1,000.00 $1,023.25 0.35% $1.77
AQR TM Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,328.30 0.71% $4.13
Hypothetical Return $1,000.00 $1,021.45 0.71% $3.59
Class N
Actual Return $1,000.00 $1,325.70 0.96% $5.58
Hypothetical Return $1,000.00 $1,020.20 0.96% $4.85
Class R6
Actual Return $1,000.00 $1,329.10 0.61% $3.55
Hypothetical Return $1,000.00 $1,021.95 0.61% $3.08
AQR TM International Multi-Style Fund
Class I
Actual Return $1,000.00 $1,216.10 0.60% $3.32
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $1,213.90 0.85% $4.70
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $1,217.00 0.50% $2.77
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53
AQR TM Emerging Multi-Style Fund
Class I
Actual Return $1,000.00 $1,331.20 0.76% $4.43
Hypothetical Return $1,000.00 $1,021.20 0.76% $3.84
Class N
Actual Return $1,000.00 $1,330.00 1.01% $5.88
Hypothetical Return $1,000.00 $1,019.95 1.01% $5.10
Class R6
Actual Return $1,000.00 $1,332.50 0.66% $3.85
Hypothetical Return $1,000.00 $1,021.70 0.66% $3.34

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/20
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,377.80 0.41% $2.44
Hypothetical Return $1,000.00 $1,022.95 0.41% $2.07
Class N
Actual Return $1,000.00 $1,375.70 0.66% $3.92
Hypothetical Return $1,000.00 $1,021.70 0.66% $3.34
Class R6
Actual Return $1,000.00 $1,378.50 0.30% $1.78
Hypothetical Return $1,000.00 $1,023.50 0.30% $1.52
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,372.10 0.60% $3.56
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $1,369.70 0.85% $5.04
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $1,372.70 0.50% $2.97
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $1,268.80 0.55% $3.12
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
Class N
Actual Return $1,000.00 $1,266.90 0.80% $4.53
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class R6
Actual Return $1,000.00 $1,269.40 0.45% $2.55
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
AQR TM Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,373.10 0.40% $2.37
Hypothetical Return $1,000.00 $1,023.00 0.40% $2.02
Class N
Actual Return $1,000.00 $1,371.40 0.65% $3.85
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class R6
Actual Return $1,000.00 $1,373.60 0.30% $1.78
Hypothetical Return $1,000.00 $1,023.50 0.30% $1.52
AQR TM Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,370.80 0.60% $3.56
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $1,369.50 0.85% $5.04
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $1,372.70 0.50% $2.97
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/20
AQR TM International Momentum Style Fund
Class I
Actual Return $1,000.00 $1,258.00 0.55% $3.10
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
Class N
Actual Return $1,000.00 $1,257.60 0.80% $4.52
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class R6
Actual Return $1,000.00 $1,258.90 0.45% $2.54
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $1,283.10 0.40% $2.28
Hypothetical Return $1,000.00 $1,023.00 0.40% $2.02
Class N
Actual Return $1,000.00 $1,282.20 0.65% $3.71
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class R6
Actual Return $1,000.00 $1,284.60 0.30% $1.71
Hypothetical Return $1,000.00 $1,023.50 0.30% $1.52
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $1,187.40 0.55% $3.01
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
Class N
Actual Return $1,000.00 $1,186.20 0.80% $4.37
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class R6
Actual Return $1,000.00 $1,187.40 0.45% $2.46
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
AQR Emerging Defensive Style Fund
Class I
Actual Return $1,000.00 $1,185.70 0.82% $4.48
Hypothetical Return $1,000.00 $1,020.90 0.82% $4.14
Class N
Actual Return $1,000.00 $1,185.00 1.04% $5.68
Hypothetical Return $1,000.00 $1,019.80 1.04% $5.25
Class R6
Actual Return $1,000.00 $1,186.20 0.73% $3.99
Hypothetical Return $1,000.00 $1,021.35 0.73% $3.69
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,287.00 0.81% $4.63
Hypothetical Return $1,000.00 $1,020.95 0.81% $4.09
Class N
Actual Return $1,000.00 $1,285.10 1.05% $6.00
Hypothetical Return $1,000.00 $1,019.75 1.05% $5.30
Class R6
Actual Return $1,000.00 $1,286.40 0.70% $4.00
Hypothetical Return $1,000.00 $1,021.50 0.70% $3.54

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2020
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/20
AQR International Equity Fund
Class I
Actual Return $1,000.00 $1,243.30 0.86% $4.82
Hypothetical Return $1,000.00 $1,020.70 0.86% $4.34
Class N
Actual Return $1,000.00 $1,240.80 1.11% $6.22
Hypothetical Return $1,000.00 $1,019.45 1.11% $5.60
Class R6
Actual Return $1,000.00 $1,243.40 0.76% $4.26
Hypothetical Return $1,000.00 $1,021.20 0.76% $3.84

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2020
September 30, 2020
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830.
_________
Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
46 Biogen Inc. (since 2008);
Arch Capital Group
(since 2010); Bioverativ
Inc. (2017-2018); BG
Medicine (2012-2015)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Independent Consultant (retired) (2014-
2016); Managing Director, Finance
Scholars Group (2010-2014) (consulting)
46 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A.,
1950
Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
46 Webster Financial
Corporation (since 2014);
Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
46 None
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
46 Exchange Traded
Concepts Trust (since
2011); Source ETF Trust
(2014-2015)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
46 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
46 None
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Heather Bonner, CPA,
1977
Chief Financial Officer,
since 2014; Treasurer,
since 2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating Officer,
AQR Capital Management, LLC (since
1998)
N/A N/A
Nicole DonVito, J.D.,
1979
Chief Legal Officer, since
2014; Vice President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since 2018 Vice President, AQR Capital Management,
LLC (since 2013)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2020
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 18, 20 and 21, 2020 (the “Meeting”) to consider the continuation of the Third Amended and Restated Investment Management
Agreement between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Emerging Defensive Style Fund, AQR Emerging
Multi-Style Fund, AQR Global Equity Fund, AQR International Defensive Style Fund, AQR International Equity Fund, AQR International Momentum Style
Fund, AQR International Multi-Style Fund, AQR Large Cap Defensive Style Fund, AQR Large Cap Momentum Style Fund, AQR Large Cap Multi-Style
Fund, AQR Small Cap Momentum Style Fund, AQR Small Cap Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM International Momentum
Style Fund, AQR TM International Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small
Cap Momentum Style Fund, AQR TM Small Cap Multi-Style Fund, and certain other series of the Trust (as amended, the “Management Agreement”), including approval of the Third Amendment to the Management Agreement (the “Amendment”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.”
During the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement (inclusive of the Amendment). These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by
Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories, as well as proposed contractual management fee reductions for certain Funds, as reflected in the Amendment; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR;
(b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by AQR . The Board Members reviewed the services that AQR provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the
Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of AQR regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the
Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and AQR ’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”). The
Board was cognizant of the fact that in some cases Fund performance was challenged in comparison to a Fund’s Performance Peers, and considered
AQR’s views regarding the factors contributing to such underperformance on a Fund by Fund basis.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its
Performance Peers or benchmark.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2020
The Board discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the
Funds were being managed consistent with their stated policies and strategies. The Board considered other performance drivers and other relevant factors contributing to longer-term underperformance. The Board also noted significant redemptions from certain Funds over the prior year due to underperformance of those Funds. The Board considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds. The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Management Agreement.
The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the
Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. AQR also provided a supplemental report prepared by Broadridge comparing the fee components of the Multi-Style, Momentum Style and Defensive Style Funds to the fee components of exchange-traded funds with comparable investment strategies.
The Board noted that, as of December 31, 2019, net expenses for the Funds were below the median compared to their Expense Peers. The Board also reviewed the contractual management fee reductions proposed by AQR and reflected in the Amendment. Specifically, the Board approved the following contractual management fee reductions, effective July 1, 2020: AQR Emerging Multi-Style Fund – reduction from 0.60% to 0.55%; AQR International
Multi-Style Fund – reduction from 0.45% to 0.40%; AQR Large Cap Multi-Style Fund – reduction from 0.30% to 0.25%; and AQR Small Cap Multi-Style
Fund – reduction from 0.50% to 0.45%. The Expense Peer information did not reflect these new contractual management fee rates; however, AQR provided supplemental information to the Board regarding the proposed reductions in the contractual management fee rates and net expenses for the applicable Funds that was prepared by Broadridge.
The Board reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts or hedge funds.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s profitability was not excessive.
Economies of Scale AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each
Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each
Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the
AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR
Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it had undertaken to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Management Agreement.
The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2020
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The
Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program (Unaudited)
AQR Funds | Annual Report | September 2020
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 20, 2020, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2019 through March 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether the Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has been implemented and is operating effectively.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Annual Report
September 30, 2020
AQR Core Plus Bond Fund

Table of Contents
Shareholder Letter (Unaudited)
.........................................................................
2
Schedule of Investments
.............................................................................
5
Financial Statements and Notes
........................................................................
19
Report of Independent Registered Public Accounting Firm
.....................................................
42
Other Federal Tax Information (Unaudited)
................................................................
43
Fund Expense Examples (Unaudited)
....................................................................
44
Trustees and Officers (Unaudited)
......................................................................
45
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
46
Liquidity Risk Management Program (Unaudited)
...........................................................
48

Shareholder Letter (Unaudited)
AQR CORE PLUS BOND FUND
2
AQR Funds | Annual Report | September 2020
Dear Shareholder:
The AQR Core Plus Bond Fund (the “Fund”) is a U.S. Aggregate Bond-benchmarked fixed income offering that seeks total return. Excess-of-benchmark returns are pursued through a rules-based, systematic application of fundamental investment themes. By combining these investment themes, we aim to build a portfolio weighted to securities that are cheap, with improving price and fundamental trends, with attractive yields, and which have more defensive characteristics. Notably, out of benchmark sectors are strictly used to increase security selection breadth, while still targeting the credit and duration profile of the benchmark.
Because of its systematic approach, the strategy targets excess returns that are both attractive, as well as uncorrelated to traditional market risk premiums (e.g. equities, interest rates, etc.), and to traditional fixed income managers. In addition to government bonds and corporate bonds, the Fund uses derivatives
(e.g. currency forwards, interest rate swaps, and bond futures) to both more efficiently implement security selection views in addition to maintaining risk in line with the benchmark.  During the fiscal year ended
September 30, 2020, the Fund’s use of derivative instruments did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
For the fiscal year ended September 30, 2020, the Fund’s Class I returned 7.10% net of fees while its benchmark, the Bloomberg Barclays U.S. Aggregate Total Return Value Unhedged USD Index, returned
6.98% over the period. The Fund’s outperformance was driven primarily by the maturity selection sub-
strategy, while the corporate security selection and emerging bond selection sub-strategies contributed somewhat as well. From a broad investment theme perspective, value signals were the largest contributors to outperformance, offset somewhat by carry signals.
The global COVID-19 crisis had a material impact on global fixed income markets during the first quarter of 2020 and continues to do so. The yields on 10yr US Treasuries dropped from close to 3% in January to a below 1% as the Federal Reserve initiated unprecedented responses to the unfolding global crisis.
Supported by ongoing central bank bond purchases, US yields have remained below 1%. Corporate credit suffered with spreads widening to levels not seen since the Global Financial Crisis before rebounding somewhat in the second and third quarters. As of September 30, fixed income markets continue to react to the pandemic as well as the monetary and fiscal policy responses.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The fixed income portfolios that form our investment strategies maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic portfolio management process that considers moderate position-
level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. During the COVID-19 environment, as with other past periods of volatility, we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit portfolio risk. We will continue to remain vigilant as the pandemic remains a key influence for global fixed income markets.
Ronan Israel
Principal
Scott Richardson
Principal
Jordan Brooks
Principal

3
Shareholder Letter (Unaudited)
AQR CORE PLUS BOND FUND
AQR Funds | Annual Report | September 2020
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.73%, 0.96% and 0.69%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR CORE PLUS BOND FUND VS. BLOOMBERG BARCLAYS U.S. AGGREGATE TOTAL RETURN
VALUE UNHEDGED USD INDEX VALUE OF $10,000 INVESTED ON 4/5/2018
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2020
AQR CORE PLUS BOND FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QCPIX 7.10% 6.53% 4/5/2018
Fund - Class N: QCPNX 6.79% 6.28% 4/5/2018
Fund - Class R6: QCPRX 7.19% 6.61% 4/5/2018
Bloomberg Barclays U.S. Aggregate Total Return Value Unhedged USD Index 6.98% 6.96% 4/5/2018

4
Shareholder Letters (Unaudited)
AQR Funds | Annual Report | September 2020
DEFINITIONS:
Bloomberg Barclays
®
U.S. Aggregate Bond Index: is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

5
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
LONG POSITIONS - 127.4%
CORPORATE BONDS - 27.9%
Aerospace & Defense - 0.1%
Hexcel Corp.
3.95%, 2/15/2027 $ 140,000 151,216
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
5.30%, 4/1/2050 280,000 415,535
Banks - 1.4%
Bangko Sentral ng Pilipinas International Bond
(Philippines)
Series A, 8.60%, 6/15/2027 60,000 83,400
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032
(a) 200,000 222,917
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024 100,000 107,949
National Bank of Canada (Canada)
2.10%, 2/1/2023 430,000 444,544
SVB Financial Group
3.50%, 1/29/2025 390,000 419,710
Toronto-Dominion Bank (The) (Canada)
(USD Swap Semi 5 Year +
2.21%), 3.62%, 9/15/2031 (a) 150,000 168,588
Vnesheconombank (Russia)
6.80%, 11/22/2025 (b) 140,000 167,085
1,614,193
Biotechnology - 0.2%
Biogen, Inc.
5.20%, 9/15/2045 190,000 254,393
Building Products - 0.1%
Fortune Brands Home & Security, Inc.
3.25%, 9/15/2029 100,000 110,387
Capital Markets - 2.3%
Ares Capital Corp.
3.50%, 2/10/2023 700,000 719,021
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 260,000 377,762
KKR Group Finance Co. III LLC
5.13%, 6/1/2044 (b) 190,000 237,269
Morgan Stanley
3.63%, 1/20/2027 770,000 872,610
Northern Trust Corp.
3.15%, 5/3/2029 410,000 467,576
2,674,238
Chemicals - 1.9%
Air Products and Chemicals, Inc.
2.05%, 5/15/2030 470,000 493,337
Celanese US Holdings LLC
3.50%, 5/8/2024 100,000 107,632
Ecolab, Inc.
4.80%, 3/24/2030 390,000 497,462
Mosaic Co. (The)
4.25%, 11/15/2023 110,000 119,389
PPG Industries, Inc.
2.55%, 6/15/2030 102,000 108,604
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Chemicals - 1.9% (continued)
RPM International, Inc.
3.75%, 3/15/2027 $ 800,000 879,720
2,206,144
Commercial Services & Supplies - 0.4%
Cintas Corp. No. 2
3.70%, 4/1/2027 421,000 485,337
Construction Materials - 0.1%
Vulcan Materials Co.
4.50%, 6/15/2047 105,000 122,002
Consumer Finance - 1.1%
American Express Co.
2.50%, 8/1/2022 810,000 839,395
Capital One Financial Corp.
3.90%, 1/29/2024 230,000 250,351
Synchrony Financial
3.95%, 12/1/2027 200,000 215,224
1,304,970
Diversified Financial Services - 0.9%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035 400,000 422,223
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (b) 240,000 266,301
Voya Financial, Inc.
4.80%, 6/15/2046 330,000 402,580
1,091,104
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.50%, 3/9/2048 86,000 98,695
3.65%, 9/15/2059 (b) 16,000 15,717
Level 3 Financing, Inc.
3.88%, 11/15/2029 (b) 370,000 400,485
514,897
Electric Utilities - 1.0%
Emera US Finance LP (Canada)
4.75%, 6/15/2046 100,000 120,525
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027 430,000 472,768
NRG Energy, Inc.
3.75%, 6/15/2024 (b) 400,000 427,004
Oklahoma Gas and Electric Co.
3.25%, 4/1/2030 160,000 179,195
1,199,492
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc.
4.60%, 4/6/2027 383,000 447,685
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.
5.38%, 5/15/2027 400,000 435,851
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022 (b) 678,000 699,270
Costco Wholesale Corp.
1.60%, 4/20/2030 500,000 508,366

6
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Food & Staples Retailing - 1.3% (continued)
Walmart, Inc.
4.05%, 6/29/2048 $ 270,000 352,374
1,560,010
Food Products - 0.2%
Smithfield Foods, Inc.
4.25%, 2/1/2027 (b) 230,000 251,314
Gas Utilities - 0.3%
National Fuel Gas Co.
4.75%, 9/1/2028 298,000 312,996
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories
4.90%, 11/30/2046 370,000 524,586
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 741,244
1,265,830
Health Care Providers & Services - 1.1%
Anthem, Inc.
4.63%, 5/15/2042 160,000 200,965
HCA, Inc.
5.00%, 3/15/2024 360,000 403,315
Humana, Inc.
4.95%, 10/1/2044 350,000 463,377
Montefiore Obligated Group
4.29%, 9/1/2050 200,000 198,874
1,266,531
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025 260,000 290,165
Household Products - 0.1%
Procter & Gamble Co. (The)
3.60%, 3/25/2050 110,000 139,479
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.
3.80%, 12/15/2026 170,000 196,168
Insurance - 0.2%
Aon plc
4.75%, 5/15/2045 160,000 208,423
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.
4.05%, 8/22/2047 450,000 584,643
Booking Holdings, Inc.
4.63%, 4/13/2030 340,000 408,474
993,117
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.
3.30%, 9/15/2029 400,000 444,188
Machinery - 0.1%
Cummins, Inc.
1.50%, 9/1/2030 120,000 119,317
Media - 0.4%
Charter Communications Operating LLC
4.91%, 7/23/2025 400,000 462,489
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Metals & Mining - 0.5%
Barrick North America Finance LLC (Canada)
5.75%, 5/1/2043 $ 100,000 145,613
Corp. Nacional del Cobre de Chile (Chile)
6.15%, 10/24/2036 (b) 110,000 148,457
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 130,000 148,264
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 115,602
557,936
Multiline Retail - 0.1%
Nordstrom, Inc.
5.00%, 1/15/2044 190,000 135,199
Multi-Utilities - 0.4%
CMS Energy Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.12%),
4.75%, 6/1/2050 (a) 402,000 426,205
Oil, Gas & Consumable Fuels - 1.5%
Devon Energy Corp.
5.00%, 6/15/2045 190,000 180,344
EOG Resources, Inc.
4.38%, 4/15/2030 230,000 271,005
HollyFrontier Corp.
5.88%, 4/1/2026 520,000 569,733
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b) 200,000 215,178
ONEOK, Inc.
4.95%, 7/13/2047 220,000 206,369
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 17,860
6.50%, 3/13/2027 70,000 65,592
5.35%, 2/12/2028 30,000 25,950
6.63%, 6/15/2035 110,000 91,349
6.63%, 6/15/2038 10,000 7,885
6.50%, 6/2/2041 110,000 84,743
6.35%, 2/12/2048 50,000 37,625
1,773,633
Pharmaceuticals - 0.2%
Zoetis, Inc.
4.70%, 2/1/2043 200,000 263,352
Professional Services - 1.4%
IHS Markit Ltd.
4.75%, 2/15/2025 (b) 670,000 759,083
Verisk Analytics, Inc.
4.00%, 6/15/2025 730,000 832,913
1,591,996
Road & Rail - 0.4%
Kansas City Southern
2.88%, 11/15/2029 450,000 477,011
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp.
3.88%, 1/15/2027 430,000 476,399
Lam Research Corp.
4.00%, 3/15/2029 410,000 491,266

7
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Semiconductors & Semiconductor Equipment - 2.0% (continued)
Microchip Technology, Inc.
4.33%, 6/1/2023 $ 259,000 278,739
Micron Technology, Inc.
5.33%, 2/6/2029 390,000 469,035
NVIDIA Corp.
3.20%, 9/16/2026 97,000 109,413
QUALCOMM, Inc.
3.25%, 5/20/2027 220,000 246,873
Texas Instruments, Inc.
1.75%, 5/4/2030 240,000 247,555
Xilinx, Inc.
2.38%, 6/1/2030 85,000 89,232
2,408,512
Software - 1.3%
Adobe, Inc.
2.30%, 2/1/2030 450,000 484,113
Citrix Systems, Inc.
4.50%, 12/1/2027 720,000 825,032
salesforce.com, Inc.
3.70%, 4/11/2028 200,000 236,134
1,545,279
Specialty Retail - 1.0%
Best Buy Co., Inc.
4.45%, 10/1/2028 550,000 652,210
Home Depot, Inc. (The)
4.50%, 12/6/2048 400,000 534,676
1,186,886
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.
4.65%, 2/23/2046 150,000 209,357
Dell International LLC
6.02%, 6/15/2026 (b) 490,000 575,348
Seagate HDD Cayman
4.09%, 6/1/2029 (b) 100,000 108,776
Xerox Corp.
4.38%, 3/15/2023 (c) 350,000 359,730
1,253,211
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.
4.60%, 6/15/2045 62,000 79,722
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 100,000 118,096
Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC
4.74%, 3/20/2025 (b) 400,000 432,500
TOTAL CORPORATE BONDS
(Cost $31,128,335) 32,787,009
MORTGAGE-BACKED SECURITIES - 33.3%
UMBS, 15 Year, Single Family
TBA, 2.50%, 10/25/2035 3,850,000 4,020,243
UMBS, 30 Year, Single Family
TBA, 2.50%, 10/25/2050 5,950,000 6,241,225
TBA, 3.00%, 10/25/2050 9,850,000 10,318,452
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
MORTGAGE-BACKED SECURITIES - 33.3% (continued)
TBA, 3.50%, 10/25/2050 $ 8,550,000 9,014,572
TBA, 4.00%, 10/25/2050 5,350,000 5,706,005
TBA, 4.50%, 10/25/2050 3,450,000 3,731,931
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $39,128,732) 39,032,428
FOREIGN GOVERNMENT SECURITIES - 20.6%
Buoni Poliennali del Tesoro
6.00%, 5/1/2031 (d) EUR 1,140,000 2,021,998
4.00%, 2/1/2037 (d) 210,000 342,249
Canada Government Bond
2.25%, 6/1/2029 CAD 1,970,000 1,699,566
Commonwealth of Australia
2.75%, 11/21/2027 (d) AUD 1,660,000 1,370,595
2.25%, 5/21/2028 (d) 8,330,000 6,689,864
2.75%, 11/21/2028 (d) 1,160,000 967,304
3.25%, 4/21/2029 (d) 470,000 407,472
1.50%, 6/21/2031 (d) 3,530,000 2,693,061
Dominican Republic Government Bond
6.88%, 1/29/2026 (b) $ 100,000 111,251
7.45%, 4/30/2044 (b) 100,000 112,500
Export-Import Bank of India
4.00%, 1/14/2023 (d) 200,000 209,988
Federal Republic of Nigeria
7.88%, 2/16/2032 (b) 200,000 190,564
Federative Republic of Brazil
10.13%, 5/15/2027 120,000 166,501
8.25%, 1/20/2034 20,000 26,800
7.13%, 1/20/2037 140,000 173,775
Hungary Government Bond
5.75%, 11/22/2023 20,000 22,925
7.63%, 3/29/2041 10,000 17,881
Japan Government Bond
0.10%, 6/20/2028 JPY 10,800,000 103,823
0.10%, 9/20/2028 15,950,000 153,278
0.10%, 12/20/2028 16,600,000 159,433
0.10%, 3/20/2029 14,250,000 136,775
0.10%, 6/20/2029 26,900,000 257,948
2.10%, 3/20/2030 24,650,000 279,996
0.60%, 12/20/2036 3,250,000 32,282
2.50%, 3/20/2038 214,700,000 2,780,443
2.40%, 9/20/2038 3,550,000 45,621
2.30%, 3/20/2039 2,450,000 31,196
2.30%, 3/20/2040 7,300,000 93,868
Kingdom of Saudi Arabia
2.90%, 10/22/2025 (b) $ 200,000 213,601
Oriental Republic of Uruguay
7.63%, 3/21/2036 50,000 77,813
Republic of Colombia
8.13%, 5/21/2024 130,000 156,650
7.38%, 9/18/2037 130,000 182,975
Republic of El Salvador
6.38%, 1/18/2027 (b) 80,000 68,680
8.25%, 4/10/2032 (b) 40,000 36,100
7.65%, 6/15/2035 (b) 100,000 85,900
Republic of Honduras
6.25%, 1/19/2027 (b) 150,000 164,100

8
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 20.6% (continued)
Republic of Indonesia
2.95%, 1/11/2023 $ 200,000 208,194
7.75%, 1/17/2038 (b) 100,000 154,484
Republic of Peru
8.75%, 11/21/2033 120,000 200,851
Republic of Philippines
9.50%, 2/2/2030 100,000 164,735
Republic of Poland
3.25%, 4/6/2026 20,000 22,552
Republic of South Africa
4.88%, 4/14/2026 210,000 212,092
Republic of Turkey
6.88%, 3/17/2036 120,000 112,291
Romania Government Bond
6.75%, 2/7/2022 (b) 180,000 193,761
4.38%, 8/22/2023 (b) 30,000 32,589
4.00%, 2/14/2051 (b) 50,000 51,500
Russian Federation
5.25%, 6/23/2047 (b) 200,000 264,793
State of Qatar
9.75%, 6/15/2030 (b) 20,000 33,550
Ukraine Government Bond
7.75%, 9/1/2027 (b) 150,000 148,368
United Mexican States
6.05%, 1/11/2040 30,000 37,545
4.75%, 3/8/2044 50,000 54,525
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $23,349,842) 24,176,606
U.S. TREASURY OBLIGATIONS - 36.0%
U.S. Treasury Bonds
3.13%, 2/15/2043 440,000 597,283
2.88%, 5/15/2043 3,730,000 4,879,161
3.63%, 8/15/2043 290,000 423,570
3.75%, 11/15/2043 2,280,000 3,393,103
3.13%, 8/15/2044 260,000 354,514
2.50%, 2/15/2045 250,000 308,359
3.00%, 5/15/2045 870,000 1,167,261
2.75%, 8/15/2047 3,840,000 4,995,450
U.S. Treasury Notes
2.13%, 12/31/2021 5,430,000 5,564,477
1.63%, 12/31/2021 6,950,000 7,079,226
1.75%, 2/28/2022 2,010,000 2,056,010
1.63%, 12/15/2022 8,750,000 9,037,793
2.00%, 8/15/2025 1,840,000 1,994,028
1.63%, 2/15/2026 10,000 10,698
0.50%, 5/31/2027 10,000 10,043
2.25%, 11/15/2027 10,000 11,247
2.75%, 2/15/2028 10,000 11,637
2.88%, 5/15/2028 310,000 364,880
2.88%, 8/15/2028 10,000 11,810
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,852,784) 42,270,550
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 9.6%
INVESTMENT COMPANIES - 9.6%
Limited Purpose Cash Investment
Fund, 0.12% (1)(e)
(Cost $11,250,415) 11,252,043 11,249,792
TOTAL INVESTMENTS BEFORE TBA SALE
COMMITMENTS
(Cost $144,710,108) 149,516,385
PRINCIPAL
AMOUNT
TBA SALE COMMITMENTS - (0.9)%
MORTGAGE-BACKED SECURITIES - (0.9)%
UMBS, 30 Year, Single Family
TBA, 3.00%, 10/25/2050 $ (600,000) (628,535)
TBA, 3.50%, 10/25/2050 (200,000) (210,867)
TBA, 4.00%, 10/25/2050 (150,000) (159,982)
TBA, 4.50%, 10/25/2050 (50,000) (54,086)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(1,053,246)) (1,053,470)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 126.5%
(Cost $143,656,862) 148,462,915
LIABILITIES IN EXCESS OF OTHER
ASSETS - (26.5)% (f) (31,087,752)
NET ASSETS - 100.0% 117,375,163
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,409,886 1.2%
Consumer Discretionary 2,605,369 2.2
Consumer Staples 1,950,802 1.7
Energy 1,773,633 1.5
Financials 6,892,928 5.9
Foreign Government Securities 24,176,606 20.6
Health Care 3,494,295 3.0
Industrials 3,626,689 3.1
Information Technology 5,654,686 4.8
Materials 2,886,081 2.4
Mortgage-Backed Securities 37,978,958 32.4
Real Estate 435,851 0.4
U.S. Treasury Obligations 42,270,550 36.0
Utilities 2,056,789 1.7
Short-Term Investments 11,249,792 9.6
Total Investments In Securities
At Value 148,462,915 126.5
Liabilities in Excess of Other
Assets (f) (31,087,752) (26.5)
Net Assets
$ 117,375,163 100.0%

9
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $6,565,528, which represents approximately 5.59% of net assets of the fund.
(c) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2020.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2020, the value of these securities amounted to $14,702,531 or 12.53% of net assets.
(e) Represents 7-day effective yield as of September 30, 2020.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Credit default swap contracts outstanding - buy protection as of September 30, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX Emerging
Markets Index Series 34.V1 1.00 % Quarterly 12/20/2025 2.31 % USD 5,900,000 $ 382,285 $ (8,578) $ 373,707
Republic of Turkey,
11.88%, 1/15/2030 1.00 Quarterly 12/20/2025 5.32 USD 300,000 55,471 1,643 57,114
Russian Federation,
2.25%, 3/31/2030 1.00 Quarterly 12/20/2025 1.25 USD 700,000 5,576 3,475 9,051
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 12/20/2025 1.48 USD 700,000 23,595 (8,288) 15,307
466,927 (11,748) 455,179
Kingdom of Thailand,
1.45%, 5/20/2015 1.00 % Quarterly 12/20/2025 0.49 % USD 5,400,000 $ (172,218) $ 26,730 $ (145,488)
Republic of Korea,
2.75%, 1/19/2027 1.00 Quarterly 12/20/2025 0.27 USD 1,100,000 (45,349) 3,000 (42,349)
Republic of the Philippines,
10.63%, 3/16/2025 1.00 Quarterly 12/20/2025 0.56 USD 4,400,000 (124,304) 23,459 (100,845)
(341,871) 53,189 (288,682)
$ 125,056 $ 41,441 $ 166,497
Credit default swap contracts outstanding - sell protection as of September 30, 2020 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Kingdom of Saudi Arabia,
2.38%, 10/26/2021 1.00 % Quarterly 12/20/2025 0.93 % USD 1,100,000 $ 1,984 $ 2,399 $ 4,383
Markit CDX North America
Investment Grade Index
Series 35.V1 1.00 Quarterly 12/20/2025 0.59 USD 5,580,000 133,324 (14,844) 118,480
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 12/20/2025 0.56 USD 2,800,000 81,019 (16,909) 64,110
People's Republic of China,
7.50%, 10/28/2027 1.00 Quarterly 12/20/2025 0.50 USD 2,900,000 94,638 (18,278) 76,360
Republic of Chile,
3.24%, 2/6/2028 1.00 Quarterly 12/20/2025 0.68 USD 100,000 1,994 (303) 1,691
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 12/20/2025 1.49 USD 200,000 2,786 3,054 5,840
315,745 (44,881) 270,864

10
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
(continued)
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 12/20/2025 2.44 % USD 300,000 $ (16,104) $ (5,047) $ (21,151)
Republic of Indonesia,
3.70%, 1/8/2022 1.00 Quarterly 12/20/2025 1.16 USD 2,100,000 (1,921) (14,174) (16,095)
Republic of Italy,
6.88%, 9/27/2023 1.00 Quarterly 12/20/2025 1.31 USD 300,000 (5,055) 81 (4,974)
(23,080) (19,140) (42,220)
$ 292,665 $ (64,021) $ 228,644
Forward effective interest rate swap contracts outstanding as of September 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/15/2025 CAD 8,200,000 $ 121,453 $ 21,925 $ 143,378
Pay 3 Month BBR Quarterly 1.00% Semi-Annually 12/11/2030 NZD 7,600,000 132,379 104,899 237,278
Pay 3 Month CD_KSDA
Quarterly 1.00% Quarterly 12/21/2022 KRW 2,812,000,000 11,233 (1,399) 9,834
Pay 3 Month CD_KSDA
Quarterly 1.00% Quarterly 3/15/2023 KRW 10,120,000,000 23,475 6,777 30,252
Pay 3 Month JIBAR
Quarterly 4.50% Quarterly 12/21/2022 ZAR 30,100,000 354 28,266 28,620
Pay 3 Month JIBAR
Quarterly 4.00% Quarterly 12/21/2022 ZAR 58,600,000 356 21,906 22,262
Pay 3 Month JIBAR
Quarterly 4.00% Quarterly 3/15/2023 ZAR 45,500,000 5,622 3,841 9,463
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2025 USD 25,100,000 713,892 77,745 791,637
Pay 3 Month LIBOR
Quarterly 0.50% Semi-Annually 3/17/2026 USD 5,200,000 23,463 4,369 27,832
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 8,000,000 282,896 (69,628) 213,268
Pay 3 Month STIBOR
Quarterly 0.00% Annually 12/21/2022 SEK 20,700,000 1,064 863 1,927
Pay 3 Month STIBOR
Quarterly 0.00% Annually 3/15/2023 SEK 17,400,000 1,436 (52) 1,384
Pay 3 Month STIBOR
Quarterly 0.50% Annually 12/18/2030 SEK 4,200,000 8,700 16 8,716
Pay 6 Month BBR
Semi-Annually 0.50% Semi-Annually 12/11/2025 AUD 15,700,000 17,766 75,157 92,923
Pay 6 Month BBR
Semi-Annually 0.50% Semi-Annually 3/12/2026 AUD 4,200,000 8,033 11,381 19,414
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 3/17/2023 EUR 2,700,000 13,823 1,032 14,855
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 3/17/2026 EUR 4,100,000 18,954 19,284 38,238
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 18,900,000 118,994 82,776 201,770
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 1,854,700,000 14,597 6,183 20,780
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 12/21/2022 CHF 2,700,000 5,065 7,715 12,780
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/15/2023 JPY 1,564,000,000 9,056 8,710 17,766

11
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 3/15/2023 CHF 10,100,000 $ 24,748 $ 20,404 $ 45,152
Pay 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2023 GBP 20,600,000 73,965 13,539 87,504
Pay 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2023 GBP 33,700,000 108,511 23,890 132,401
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 12/17/2025 CHF 3,300,000 163 15,288 15,451
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 3/18/2026 CHF 7,800,000 (19,449) 46,729 27,280
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 3/17/2031 GBP 4,200,000 54,751 12,642 67,393
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 12/21/2022 NOK 124,100,000 (1,787) 16,368 14,581
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 3/15/2023 NOK 90,500,000 (3,997) 9,854 5,857
Pay 6 Month PRIBOR
Semi-Annually 0.50% Annually 12/21/2022 CZK 27,800,000 (2,284) 4,014 1,730
Pay 6 Month PRIBOR
Semi-Annually 0.50% Annually 3/15/2023 CZK 27,900,000 (4,003) 4,964 961
Pay 6 Month SOR
Semi-Annually 0.50% Semi-Annually 12/21/2022 SGD 1,100,000 1,285 2,422 3,707
Pay 6 Month SOR
Semi-Annually 0.50% Semi-Annually 3/15/2023 SGD 1,600,000 4,692 75 4,767
Receive 1 Month TIIE Monthly 4.50% Monthly 12/14/2022 MXN 18,700,000 (2,984) 4,474 1,490
Receive 1 Month TIIE Monthly 4.50% Monthly 3/15/2023 MXN 45,000,000 8,772 (4,345) 4,427
Receive 3 Month BA Quarterly 1.00% Semi-Annually 3/17/2031 CAD 3,000,000 29,956 (5,687) 24,269
Receive 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 16,900,000 45,413 (19,890) 25,523
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 12/14/2022 NZD 37,800,000 77,490 (66,380) 11,110
Receive 3 Month BBR Quarterly 0.00% Quarterly 3/09/2023 AUD 5,200,000 13,794 (5,024) 8,770
Receive 3 Month BBR Quarterly 0.50% Semi-Annually 3/12/2031 NZD 600,000 2,530 (678) 1,852
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 3/17/2031 USD 1,200,000 3,462 (2,597) 865
Receive 3 Month STIBOR
Quarterly 0.00% Annually 12/17/2025 SEK 16,800,000 6,945 186 7,131
Receive 6 Month BUBOR
Semi-Annually 0.50% Annually 12/21/2022 HUF 202,200,000 5,699 3,300 8,999
Receive 6 Month BUBOR
Semi-Annually 1.00% Annually 12/21/2022 HUF 176,600,000 (2,905) 5,122 2,217
Receive 6 Month BUBOR
Semi-Annually 1.00% Annually 3/16/2023 HUF 1,766,400,000 5,259 24,164 29,423
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 1,200,000 2,042 (1,594) 448
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 3/19/2031 CHF 1,100,000 35,759 (11,945) 23,814
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 3/19/2031 CHF 1,700,000 58,365 (21,561) 36,804
2,058,803 479,500 2,538,303
Pay 3 Month BA Quarterly 0.75% Semi-Annually 3/16/2026 CAD 11,800,000 (41,646) 14,472 (27,174)
Pay 3 Month BA Quarterly 1.00% Semi-Annually 3/17/2031 CAD 2,700,000 (20,964) (878) (21,842)
Pay 3 Month BBR Quarterly 0.00% Quarterly 3/09/2023 AUD 12,000,000 (32,649) 12,411 (20,238)
Pay 3 Month BBR Quarterly 0.00% Semi-Annually 3/11/2026 NZD 2,300,000 (13,514) 2,296 (11,218)
Pay 3 Month BBR Quarterly 0.50% Semi-Annually 12/11/2030 NZD 100,000 (921) 759 (162)
Pay 3 Month BBR Quarterly 0.50% Semi-Annually 3/12/2031 NZD 2,600,000 (8,732) 705 (8,027)
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 3/17/2031 USD 7,900,000 14,197 (19,895) (5,698)

12
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 300,000 $ (6,242) $ 4,994 $ (1,248)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 374,800,000 (23,270) 10,715 (12,555)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 469,500,000 (15,500) (228) (15,728)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/19/2031 JPY 312,500,000 (22,066) 9,214 (12,852)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/19/2031 JPY 267,400,000 (21,850) 10,852 (10,998)
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 12/17/2025 NOK 38,600,000 (47,455) 22,277 (25,178)
Receive 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 10,200,000 (83,012) (27,375) (110,387)
Receive 3 Month BA Quarterly 0.75% Semi-Annually 3/15/2023 CAD 14,500,000 (25,681) (17,134) (42,815)
Receive 3 Month BA Quarterly 0.75% Semi-Annually 3/15/2023 CAD 12,800,000 (28,809) (8,986) (37,795)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 2,100,000 (59,636) (4,782) (64,418)
Receive 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 2,700,000 (7,249) (7,955) (15,204)
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 3/15/2023 NZD 2,800,000 1,848 (2,213) (365)
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 3/15/2023 NZD 13,300,000 7,138 (8,874) (1,736)
Receive 3 Month HIBOR
Quarterly 0.50% Quarterly 3/15/2023 HKD 7,200,000 (229) (67) (296)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 31,400,000 (293,483) (45,916) (339,399)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 39,100,000 (400,091) (22,535) (422,626)
Receive 3 Month LIBOR
Quarterly 0.25% Semi-Annually 3/17/2023 USD 6,800,000 (2,074) (2,616) (4,690)
Receive 3 Month LIBOR
Quarterly 0.25% Semi-Annually 3/17/2023 USD 38,800,000 (23,847) (2,917) (26,764)
Receive 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 6,600,000 (163,016) (12,930) (175,946)
Receive 3 Month STIBOR
Quarterly 0.50% Annually 3/19/2031 SEK 3,500,000 (6,036) (336) (6,372)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 4,000,000 (30,804) (21,898) (52,702)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 3/13/2031 AUD 1,100,000 (8,760) (2,756) (11,516)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 3/13/2031 AUD 2,500,000 (22,143) (4,031) (26,174)
Receive 6 Month EURIBOR
Semi-Annually 0.25% Annually 3/17/2023 EUR 5,100,000 (22,234) (5,826) (28,060)
Receive 6 Month EURIBOR
Semi-Annually 0.00% Annually 3/17/2031 EUR 1,000,000 (16,292) (7,652) (23,944)
Receive 6 Month EURIBOR
Semi-Annually 0.00% Annually 3/17/2031 EUR 700,000 (13,779) (2,982) (16,761)
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 12/21/2022 CHF 4,000,000 (10,841) (8,091) (18,932)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 2,329,700,000 (13,927) (12,175) (26,102)
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 3/15/2023 CHF 10,000,000 (22,516) (22,190) (44,706)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/15/2023 JPY 1,338,600,000 (6,710) (8,496) (15,206)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/17/2025 JPY 1,487,400,000 (18,441) (17,502) (35,943)
Receive 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2026 GBP 16,500,000 (50,845) (4,380) (55,225)

13
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/18/2026 JPY 1,242,600,000 $ (14,650) $ (14,050) $ (28,700)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 3,700,000 (145,635) (15,879) (161,514)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 12/18/2030 CHF 800,000 (22,923) (7,360) (30,283)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 12/18/2030 CHF 500,000 (10,597) (8,329) (18,926)
Receive 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 3/17/2031 GBP 6,900,000 (38,114) (26,606) (64,720)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 3/19/2031 CHF 900,000 (19,873) (12,198) (32,071)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 3/19/2031 CHF 300,000 (9,061) (1,630) (10,691)
Receive 6 Month NIBOR
Semi-Annually 0.50% Annually 12/21/2022 NOK 46,900,000 790 (6,301) (5,511)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 12/18/2030 NOK 9,800,000 (1,413) (8,547) (9,960)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 12/18/2030 NOK 25,900,000 (4,123) (22,199) (26,322)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 3/19/2031 NOK 19,100,000 8,351 (22,704) (14,353)
Receive 6 Month WIBOR
Semi-Annually 0.50% Annually 12/21/2022 PLN 16,700,000 (19,976) (3,472) (23,448)
Receive 6 Month WIBOR
Semi-Annually 0.50% Annually 3/15/2023 PLN 15,600,000 (16,120) (4,678) (20,798)
(1,855,425) (368,874) (2,224,299)
$ 203,378 $ 110,626 $ 314,004
(a) Floating rate indices at September 30, 2020 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 4.55%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.51%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.61%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 3.35%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 0.63%
3 Month London Interbank Offered Rate (''LIBOR''): 0.23%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): (0.07)%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.12%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 0.80%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.48)%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.36%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 0.37%
6 Month Singapore Swap Offered Rate (''SOR''): 0.18%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 0.16%

14
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Japan 10 Year Bond 3 12/2020 JPY $ 4,326,838 $ 7,578
U.S. Treasury 10 Year Note 87 12/2020 USD 12,139,219 29,945
U.S. Treasury 2 Year Note 126 12/2020 USD 27,841,078 16,673
54,196
Short Contracts
Euro-Bund (57) 12/2020 EUR (11,663,111) (135,525)
Euro-OAT (43) 12/2020 EUR (8,497,507) (107,008)
Long Gilt (65) 12/2020 GBP (11,415,920) (57,347)
(299,880)
$ (245,684)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,853,000 USD 2,004,865 CITI 12/16/2020 $ 39,024
CLP 95,000,000 USD 120,700 CITI
**
12/16/2020 405
CLP 95,000,000 USD 120,700 JPMC
**
12/16/2020 405
EUR 399,500 USD 467,095 CITI 12/16/2020 2,124
EUR 399,500 USD 467,096 JPMC 12/16/2020 2,123
INR 37,583,500 USD 501,045 CITI
**
12/16/2020 5,746
INR 37,583,500 USD 501,046 JPMC
**
12/16/2020 5,745
JPY 346,302,004 USD 3,263,724 CITI 12/16/2020 23,367
JPY 58,001,996 USD 548,207 JPMC 12/16/2020 2,347
KRW 924,248,004 USD 783,005 CITI
**
12/16/2020 9,750
KRW 924,247,996 USD 783,000 JPMC
**
12/16/2020 9,754
MXN 3,658,500 USD 161,127 CITI 12/16/2020 2,886
MXN 3,658,500 USD 161,127 JPMC 12/16/2020 2,886
NZD 1,361,500 USD 891,885 CITI 12/16/2020 8,753
NZD 1,361,500 USD 891,887 JPMC 12/16/2020 8,752
PHP 5,500,000 USD 112,702 CITI
**
12/16/2020 467
PHP 5,500,000 USD 112,702 JPMC
**
12/16/2020 467
SEK 1,821,000 USD 200,483 CITI 12/16/2020 3,049
SEK 1,821,000 USD 200,483 JPMC 12/16/2020 3,049
TWD 4,350,000 USD 149,789 CITI
**
12/16/2020 2,172
TWD 4,350,000 USD 149,789 JPMC
**
12/16/2020 2,172
USD 11,800,599 AUD 16,263,260 CITI 12/16/2020 149,599
USD 4,061,879 AUD 5,582,266 JPMC 12/16/2020 62,744
USD 436,408 BRL 2,411,496 CITI
**
12/16/2020 7,930
USD 436,409 BRL 2,411,504 JPMC
**
12/16/2020 7,929
USD 3,616,364 CAD 4,753,247 CITI 12/16/2020 45,394
USD 2,922,473 CAD 3,837,249 JPMC 12/16/2020 39,664
USD 101,353 CHF 92,000 CITI 12/16/2020 1,232
USD 101,353 CHF 92,000 JPMC 12/16/2020 1,232
USD 165,169 CLP 128,125,000 CITI
**
12/16/2020 1,836
USD 165,169 CLP 128,125,000 JPMC
**
12/16/2020 1,836
USD 172,713 COP 645,000,000 CITI
**
12/16/2020 4,851
USD 172,713 COP 645,000,000 JPMC
**
12/16/2020 4,850
USD 202,678 CZK 4,550,000 CITI 12/16/2020 5,364

15
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 202,678 CZK 4,550,000 JPMC 12/16/2020 $ 5,364
USD 3,372,452 EUR 2,839,056 CITI 12/16/2020 37,938
USD 3,372,439 EUR 2,839,048 JPMC 12/16/2020 37,934
USD 611,994 GBP 458,500 CITI 12/16/2020 20,070
USD 611,993 GBP 458,500 JPMC 12/16/2020 20,069
USD 253,184 HUF 76,500,000 CITI 12/16/2020 6,739
USD 253,184 HUF 76,500,000 JPMC 12/16/2020 6,739
USD 229,706 IDR 3,400,000,000 CITI
**
12/16/2020 2,967
USD 229,705 IDR 3,400,000,000 JPMC
**
12/16/2020 2,967
USD 259,859 ILS 880,000 CITI 12/16/2020 2,674
USD 259,858 ILS 880,000 JPMC 12/16/2020 2,674
USD 47,311 INR 3,500,000 CITI
**
12/16/2020 116
USD 47,311 INR 3,500,000 JPMC
**
12/16/2020 116
USD 26,090 KRW 30,353,500 CITI
**
12/16/2020 55
USD 26,090 KRW 30,353,500 JPMC
**
12/16/2020 55
USD 577,056 MXN 12,755,000 CITI 12/16/2020 5,242
USD 577,055 MXN 12,755,000 JPMC 12/16/2020 5,241
USD 1,316,193 NOK 11,678,496 CITI 12/16/2020 63,878
USD 1,316,192 NOK 11,678,504 JPMC 12/16/2020 63,876
USD 268,688 NZD 398,500 CITI 12/16/2020 5,079
USD 268,688 NZD 398,500 JPMC 12/16/2020 5,078
USD 85,912 PLN 324,500 CITI 12/16/2020 1,944
USD 85,912 PLN 324,500 JPMC 12/16/2020 1,944
USD 52,284 RUB 4,000,000 CITI
**
12/16/2020 1,197
USD 52,284 RUB 4,000,000 JPMC
**
12/16/2020 1,197
USD 329,939 SEK 2,906,000 CITI 12/16/2020 5,138
USD 329,939 SEK 2,906,000 JPMC 12/16/2020 5,138
USD 14,742 SGD 20,000 CITI 12/16/2020 88
USD 14,742 SGD 20,000 JPMC 12/16/2020 88
USD 48,857 ZAR 822,128 CITI 12/17/2020 228
USD 48,857 ZAR 822,124 JPMC 12/17/2020 227
ZAR 5,638,000 USD 329,246 CITI 12/17/2020 4,250
ZAR 5,638,000 USD 329,246 JPMC 12/17/2020 4,249
Total unrealized appreciation 790,463
AUD 4,990,496 USD 3,630,085 CITI 12/16/2020 (54,894)
AUD 3,384,504 USD 2,459,416 JPMC 12/16/2020 (34,757)
BRL 966,996 USD 181,406 CITI
**
12/16/2020 (9,588)
BRL 967,004 USD 181,407 JPMC
**
12/16/2020 (9,589)
CAD 976,248 USD 746,759 CITI 12/16/2020 (13,334)
CAD 976,248 USD 746,760 JPMC 12/16/2020 (13,335)
CHF 56,500 USD 62,306 CITI 12/16/2020 (818)
CHF 56,500 USD 62,306 JPMC 12/16/2020 (818)
CLP 145,000,000 USD 187,847 CITI
**
12/16/2020 (3,002)
CLP 145,000,000 USD 187,847 JPMC
**
12/16/2020 (3,002)
CZK 850,000 USD 38,556 CITI 12/16/2020 (1,695)
CZK 850,000 USD 38,556 JPMC 12/16/2020 (1,695)
EUR 4,508,000 USD 5,352,888 CITI 12/16/2020 (58,175)
EUR 1,928,000 USD 2,290,683 JPMC 12/16/2020 (26,219)
GBP 1,001,496 USD 1,309,282 CITI 12/16/2020 (16,351)
GBP 1,001,504 USD 1,309,294 JPMC 12/16/2020 (16,353)
HUF 68,346,000 USD 228,600 CITI 12/16/2020 (8,423)
HUF 68,346,000 USD 228,600 JPMC 12/16/2020 (8,423)
ILS 55,000 USD 16,378 CITI 12/16/2020 (304)
ILS 55,000 USD 16,378 JPMC 12/16/2020 (305)
INR 11,625,000 USD 157,368 CITI
**
12/16/2020 (612)
INR 11,625,000 USD 157,368 JPMC
**
12/16/2020 (612)
JPY 71,239,000 USD 680,513 CITI 12/16/2020 (4,314)
KRW 165,000,000 USD 141,814 CITI
**
12/16/2020 (289)

16
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 165,000,000 USD 141,814 JPMC
**
12/16/2020 $ (289)
MXN 16,367,500 USD 756,024 CITI 12/16/2020 (22,259)
MXN 16,367,500 USD 756,025 JPMC 12/16/2020 (22,261)
NOK 6,745,000 USD 751,632 CITI 12/16/2020 (28,349)
NOK 6,745,000 USD 751,633 JPMC 12/16/2020 (28,350)
NZD 941,000 USD 624,649 CITI 12/16/2020 (2,172)
NZD 941,000 USD 624,650 JPMC 12/16/2020 (2,173)
PLN 534,000 USD 142,222 CITI 12/16/2020 (4,043)
PLN 534,000 USD 142,223 JPMC 12/16/2020 (4,043)
RUB 3,000,000 USD 39,095 CITI
**
12/16/2020 (780)
RUB 3,000,000 USD 39,095 JPMC
**
12/16/2020 (780)
USD 21,467 BRL 121,500 CITI
**
12/16/2020 (121)
USD 21,467 BRL 121,500 JPMC
**
12/16/2020 (121)
USD 1,421,022 CAD 1,902,500 CITI 12/16/2020 (8,269)
USD 400,175 CAD 535,500 JPMC 12/16/2020 (2,130)
USD 97,774 CLP 76,875,000 CITI
**
12/16/2020 (225)
USD 97,774 CLP 76,875,000 JPMC
**
12/16/2020 (226)
USD 95,613 COP 370,000,000 CITI
**
12/16/2020 (681)
USD 95,613 COP 370,000,000 JPMC
**
12/16/2020 (681)
USD 19,335 CZK 450,000 CITI 12/16/2020 (180)
USD 19,335 CZK 450,000 JPMC 12/16/2020 (180)
USD 286,523 EUR 246,000 CITI 12/16/2020 (2,407)
USD 1,277,858 GBP 997,996 CITI 12/16/2020 (10,555)
USD 1,277,867 GBP 998,004 JPMC 12/16/2020 (10,556)
USD 209,542 HUF 65,500,000 CITI 12/16/2020 (1,468)
USD 209,541 HUF 65,500,000 JPMC 12/16/2020 (1,468)
USD 52,950 IDR 800,000,000 CITI
**
12/16/2020 (401)
USD 52,950 IDR 800,000,000 JPMC
**
12/16/2020 (401)
USD 1,452 ILS 5,000 CITI 12/16/2020 (9)
USD 1,452 ILS 5,000 JPMC 12/16/2020 (9)
USD 187,732 INR 14,000,000 CITI
**
12/16/2020 (1,049)
USD 187,732 INR 14,000,000 JPMC
**
12/16/2020 (1,049)
USD 4,632,572 JPY 491,211,950 CITI 12/16/2020 (30,001)
USD 4,632,566 JPY 491,211,947 JPMC 12/16/2020 (30,007)
USD 135,428 KRW 160,791,504 CITI
**
12/16/2020 (2,488)
USD 135,427 KRW 160,791,496 JPMC
**
12/16/2020 (2,488)
USD 34,438 MXN 772,000 CITI 12/16/2020 (172)
USD 34,437 MXN 772,000 JPMC 12/16/2020 (172)
USD 447,301 NOK 4,246,500 CITI 12/16/2020 (8,062)
USD 447,300 NOK 4,246,500 JPMC 12/16/2020 (8,062)
USD 66,769 NZD 102,000 CITI 12/16/2020 (705)
USD 66,769 NZD 102,000 JPMC 12/16/2020 (705)
USD 10,301 PLN 40,000 CITI 12/16/2020 (50)
USD 10,301 PLN 40,000 JPMC 12/16/2020 (50)
USD 76,483 SGD 105,000 CITI 12/16/2020 (444)
USD 76,483 SGD 105,000 JPMC 12/16/2020 (445)
USD 75,639 ZAR 1,292,376 CITI 12/17/2020 (808)
USD 75,638 ZAR 1,292,372 JPMC 12/17/2020 (808)
ZAR 2,445,504 USD 145,401 CITI 12/17/2020 (745)
ZAR 2,445,496 USD 145,400 JPMC 12/17/2020 (745)
Total unrealized depreciation (531,549)
Net unrealized appreciation $ 258,914
** Non-deliverable forward.

17
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2020
Collateral pledged to, or (received from), each counterparty at September 30, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITG
Cash $ – $ 192,920 $ 192,920
CITI
Cash (310,004) – (310,004)
CRSU
Cash – 731,132 731,132
JPMC
Cash 506,239 – 506,239
JPMS
Cash – 4,362,774 4,362,774

18
Schedule of Investments
AQR Funds | Annual Report | September 2020
September 30, 2020
The accompanying notes are an integral part of these financial statements.
Abbreviations
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period-end, are used for security descriptions:
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.23%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.73%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.09%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.05%

Statement of Assets and Liabilities
19
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR CORE PLUS
BOND FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ......................................................... $ 144,710,108
Investments in securities of unaffiliated issuers, at value ........................................................ $ 149,516,385
Cash denominated in foreign currencies
‡
.................................................................... 92,090
Unrealized appreciation on forward foreign currency exchange contracts ............................................ 790,463
Due from broker ...................................................................................... 506,239
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $621,099) ............................. 4,930,291
Deposits with brokers for futures contracts ................................................................... 775,474
Variation margin on centrally cleared swaps .................................................................. 26,101
Variation margin on futures contracts ....................................................................... 70,840
Receivables:
Securities sold—delayed delivery securities ................................................................ 1,053,246
Dividends and interest ................................................................................ 716,993
Capital shares sold .................................................................................. 28,985
Due from Investment Adviser ........................................................................... 3,703
Prepaid expenses ..................................................................................... 24,640
Total Assets 158,535,450
LIABILITIES:
Due to custodian ...................................................................................... 16,675
TBA sale commitments, at value (proceeds  $1,053,246) ........................................................ 1,053,470
Due to broker ........................................................................................ 310,004
Unrealized depreciation on forward foreign currency exchange contracts ............................................ 531,549
Variation margin on centrally cleared swaps .................................................................. 52,419
Payables: –
Securities purchased—delayed delivery securities ........................................................... 39,128,732
Accrued distribution fees—Class N ...................................................................... 135
Capital shares redeemed ............................................................................. 10,469
Other accrued expenses and liabilities ...................................................................... 56,834
Total Liabilities 41,160,287
Net Assets $ 117,375,163
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ........................................ $ 108,045,558
Total distributable earnings (loss) ......................................................................... 9,329,605
Net Assets $ 117,375,163
NET ASSETS:
Class I ............................................................................................. $ 61,152,049
Class N ............................................................................................. 659,021
Class R6 ............................................................................................ 55,564,093
SHARES OUTSTANDING: –
Class I ............................................................................................. 5,630,280
Class N ............................................................................................. 60,740
Class R6 ............................................................................................ 5,117,171
NET ASSET VALUE: –
Class I ............................................................................................. $ 10.86
Class N ............................................................................................. $ 10.85
Class R6 ............................................................................................ $ 10.86
‡
Cash denominated in foreign currencies, at cost ............................................................. $ 90,909

Statement of Operations
20
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR CORE
PLUS BOND
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers .................................................................................. $ 140,579
Interest income: —
Unaffiliated issuers
†
................................................................................. 2,012,334
Securities lending income, net ............................................................................ 76
Total Income 2,152,989
EXPENSES:
Investment advisory fees ................................................................................ 374,607
Custody fees ......................................................................................... 22,771
Administration & accounting fees .......................................................................... 26,765
Legal fees ........................................................................................... 4,485
Audit & tax fees ....................................................................................... 83,856
Shareholder reporting fees .............................................................................. 31,383
Transfer agent fees .................................................................................... 52,790
Trustee fees ......................................................................................... 7,285
Distribution fees—Class N ............................................................................... 2,216
Interest expense ...................................................................................... 6,629
Recoupment of waiver ................................................................................. 103
Registration fees ...................................................................................... 58,680
Other expenses ...................................................................................... 27,908
Total Expenses 699,478
Less expense reimbursements ........................................................................... (215,747)
Net Expenses 483,731
Net Investment Income (Loss) 1,669,258
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers .................................................... 3,866,110
Settlement of foreign currency and foreign currency transactions ................................................ (3,541)
Settlement of forward foreign currency contracts ............................................................ (185,054)
Expiration or closing of futures contracts .................................................................. (110,948)
TBA sale commitments ............................................................................... 608,066
Expiration or closing of swap contracts ................................................................... 1,042,318
Net realized gain (loss) 5,216,951
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............................................................... 1,440,140
Foreign currency and foreign currency transactions .......................................................... 19,400
Forward foreign currency exchange contracts .............................................................. (125,909)
Futures contracts ................................................................................... (258,961)
TBA sale commitments ............................................................................... (13)
Swap contracts ..................................................................................... 80,875
Net change in unrealized appreciation (depreciation) 1,155,532
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 6,372,483
Net increase (decrease) in net assets resulting from operations $ 8,041,741
________________
†
Net of foreign taxes withheld of .......................................................................... $ 1,034

Statement of Changes in Net Assets
(Continued)
21
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR CORE PLUS BOND FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) .......................................................... $ 1,669,258 $ 2,298,293
Net realized gain (loss) ............................................................... 5,216,951 2,063,615
Net change in unrealized appreciation (depreciation) ......................................... 1,155,532 4,976,189
Net increase (decrease) in net assets resulting from operations 8,041,741 9,338,097
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (765,024) (235,959)
Class N ........................................................................... (23,253) (23,264)
Class R6 .......................................................................... (2,330,408) (3,576,976)
Total distributions (3,118,685) (3,836,199)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 60,593,105 18,462,706
Reinvestment of distributions ........................................................... 723,066 183,838
Cost of shares redeemed ............................................................. (20,382,854) (5,192,864)
Net increase (decrease) from capital transactions 40,933,317 13,453,680
CLASS N — —
Proceeds from shares sold ............................................................ 124,214 1,024,659
Reinvestment of distributions ........................................................... 10,500 6,900
Cost of shares redeemed ............................................................. (570,328) (574,516)
Net increase (decrease) from capital transactions (435,614) 457,043
CLASS R6 — —
Proceeds from shares sold ............................................................ 37,332 96,938,014
Reinvestment of distributions ........................................................... 269,719 189,377
Cost of shares redeemed ............................................................. (42,452,072) (103,668,674)
Net increase (decrease) from capital transactions (42,145,021) (6,541,283)
Net increase (decrease) in net assets resulting from capital transactions (1,647,318) 7,369,440
Total increase (decrease) in net assets 3,275,738 12,871,338
NET ASSETS:
Beginning of period .................................................................. 114,099,425 101,228,087
End of period ..................................................................... $ 117,375,163 $ 114,099,425
$ — $ —

Statement of Changes in Net Assets
22
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
AQR CORE PLUS BOND FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 1,696,267 375,031
Shares sold ....................................................................... 5,795,197 1,822,243
Shares issued on reinvestment of distributions ............................................. 68,596 18,261
Shares redeemed ................................................................... (1,929,780) (519,268)
Shares outstanding, end of period 5,630,280 1,696,267
CLASS N
Shares outstanding, beginning of period .................................................. 102,082 56,638
Shares sold ....................................................................... 11,903 102,615
Shares issued on reinvestment of distributions ............................................. 1,011 685
Shares redeemed ................................................................... (54,256) (57,856)
Shares outstanding, end of period 60,740 102,082
CLASS R6
Shares outstanding, beginning of period .................................................. 9,163,620 9,809,080
Shares sold ....................................................................... 3,480 9,810,956
Shares issued on reinvestment of distributions ............................................. 25,847 19,359
Shares redeemed ................................................................... (4,075,776) (10,475,775)
Shares outstanding, end of period 5,117,171 9,163,620

24
Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
PERIOD/YEAR ENDED
PORTFOLIO
TURNOVER
RATE
FOR THE YEAR ENDED SEPTEMBER 30, 2020 .................................
210%
FOR THE YEAR ENDED SEPTEMBER 30, 2019 .................................
262%
FOR THE PERIOD 4/05/18-9/30/18 ...........................................
110%
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR CORE PLUS BOND FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.13 0.60 0.73 (0.17) (0.11) (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.21 0.69 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
8
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)
AQR CORE PLUS BOND FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.13 0.56 0.69 (0.14) (0.11) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.19 0.68 0.87 (0.34) — (0.34)
FOR THE PERIOD 4/05/18
8
-9/30/18 $ 10.00 0.10 (0.11) (0.01) (0.11) — (0.11)
AQR CORE PLUS BOND FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.16 0.57 0.73 (0.17) (0.11) (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.22 0.68 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
8
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5
Portfolio turnover is not annualized.
6
The following table represents what the portfolio turnover rate excluding TBAs would have been for each period or year ended:
7
Certain expenses incurred by the Fund were not annualized for the period.
8
Commencement of operations.

25
Financial Highlights
AQR Funds | Annual Report | September 2020
The accompanying notes are an integral part of these financial statements.
September 30, 2020
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 10.86 7.10% $ 61,152 0.66% 0.48% 0.47% 1.19% 1029%
$ 10.41 9.31% $ 17,659 0.72%
7
0.43% 0.43% 2.04% 1004%
$ 9.88 (0.02)% $ 3,707 0.60%
7
0.42% 0.42% 2.26% 439%
$ 10.85 6.79% $ 659 0.87% 0.73% 0.72% 1.19% 1029%
$ 10.41 9.09% $ 1,062 0.95%
7
0.66% 0.66% 1.88% 1004%
$ 9.88 (0.12)% $ 560 0.79%
7
0.62% 0.62% 2.04% 439%
$ 10.86 7.19% $ 55,564 0.56% 0.38% 0.37% 1.56% 1029%
$ 10.41 9.38% $ 95,378 0.68%
7
0.37% 0.37% 2.21% 1004%
$ 9.88 0.00% $ 96,961 0.54%
7
0.37% 0.37% 2.29% 439%

26
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2020, the Trust consists of thirty-six active series; AQR Core Plus Bond Fund (the “Fund”) is presented in this book. The remaining active series are reported in separate books. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each of the Funds.
The investment objective of the Fund is to seek total return. The Fund offers Class I, Class N and Class R6 shares.
Significant Accounting Policies
Basis of Preparation: The Fund is an investment company and applies specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Fund’s prime brokers and counterparties. The Fund is subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Fund.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Fund does not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statement of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance.
For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Fund is charged for those expenses that are directly attributable to the Fund.
Trust level expenses are allocated among the Funds on the ratio of average net assets or other reasonable methodology.
The Fund may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.

27
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Fund may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Federal Income Taxes: The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Fund has determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Fund's open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months. The returns of the
Fund for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September 30, 2020, the Fund had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distribution from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by the Fund at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary.
Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and has been recorded to paid in capital.
Indemnification: In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Fund on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, the Fund may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of the Fund in the Trust. However, the Fund does not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
High Yield Securities: The Fund invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

28
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Defaulted Securities and Distressed Investments: The Fund held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedule of Investments.
Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Futures Contracts: The Fund invests in futures contracts as part of its primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not receive the return of the entire margin owed to the Fund, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statement of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statement of Operations. The use of long futures contracts subjects the Fund to risk of loss in excess of the variation margin on the Statement of Assets and Liabilities. The use of short futures contracts subjects the Fund to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The Fund buys and sells forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed the amounts recognized on the Statement of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after Schedule of Investments.
Swap Contracts: The Fund engages in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedule of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statement of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statement of Operations. The Fund’s use of swap contracts create additional risks beyond those that would exist if the Fund invested in the underlying positions directly.
Credit Default Swap Contracts: The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer.
In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statement of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

29
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Interest Rate Swaps: The Fund enters into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Fund are recorded as realized gains (losses) on derivatives in the Statement of Operations. Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statement of Operations. The
Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of
Investments.
Delayed Delivery Securities: During the period, the Fund transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Fund identified securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.
To-Be-Announced Commitments: The Fund may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made and settlement of the securities often takes place after the customary settlement period for mortgage-backed securities. The price and specified terms, including issuer, rate and mortgage terms of the underlying securities, as well as the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i ) taking or making delivery of mortgage pools/securities; or
ii) pairing-off with an offsetting trade for cash settlement. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery security.
Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Fund is subject to this risk whether or not the Fund takes delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.
Securities Lending: The Fund may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Fund may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. If, despite such efforts by the lending agent to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, the lending agent indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Fund and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statement of Assets and
Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The balance of securities on loan at period end, if any, is disclosed in the footnotes to the Schedule of Investments. The fair value of the Fund’s investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statement of Assets and Liabilities.
Master Agreements: The Fund is party to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Fund counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

30
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Fund and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Fund is required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statement of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Fund and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by the Fund for OTC derivatives pursuant to Master Agreements is segregated by the Fund’s custodian and identified as an asset in the Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of the Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statement of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statement of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Fund’s shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Fund’s Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Fund’s investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

31
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Fund’s Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Fund to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Investments in mutual funds are valued daily at their NAVs which are classified as Level 1.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Fund may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Fund in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the fair value of the investment.

32
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following table represents the Fund’s valuations inputs as presented on the Schedule of Investments:
During the period ended September 30, 2020, there were no transfers to or from Level 3. There were no Level 3 securities held at period end.
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 32,787,009 $ – $ 32,787,009
Foreign Government Securities ..................... – 24,176,606 – 24,176,606
Mortgage-Backed Securities ....................... – 39,032,428 – 39,032,428
U.S. Treasury Obligations ......................... – 42,270,550 – 42,270,550
Short-Term Investments ........................... 11,249,792 – – 11,249,792
Futures Contracts* ............................... 54,196 – – 54,196
Forward Foreign Currency Exchange Contracts* ........ – 790,463 – 790,463
Interest Rate Swap Contracts* ...................... – 2,538,303 – 2,538,303
Credit Default Swap Contracts* ..................... – 726,043 – 726,043
Total Assets $ 11,303,988 $ 142,321,402 $ – $ 153,625,390
LIABILITIES
TBA Sale Commitments (Sold Short) ................. $ – $ (1,053,470) $ – $ (1,053,470)
Futures Contracts* ............................... (299,880) – – (299,880)
Forward Foreign Currency Exchange Contracts* ........ – (531,549) – (531,549)
Interest Rate Swap Contracts* ...................... – (2,224,299) – (2,224,299)
Credit Default Swap Contracts* ..................... – (330,902) – (330,902)
Total Liabilities $ (299,880) $ (4,140,220) $ – $ (4,440,100)
*
Derivative instruments, including futures and forward foreign currency exchange, are reported at the cumulative unrealized appreciation/
(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.

33
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Federal Income Tax Matters
At September 30, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of certain swap contracts.
As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:
The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sale loss deferrals, and other book and tax differences including, mark to market on forward foreign exchange contracts, mark to market on regulated futures contracts, straddle loss deferrals, and income on certain swaps.
The tax character of distributions paid during the fiscal year-ends September 30, 2020 and September 30, 2019 were as follows:
Investment Transactions
During the year ended September 30, 2020, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended September 30, 2020, the Fund had purchases and sales of long-term U.S. Government obligations as follows:
Derivative Instruments and Activities
The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Fund derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. All derivative instruments held by the Fund were subject to a master netting agreement or similar arrangement.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Core Plus Bond Fund ................................ $ 144,718,512 $ 9,280,701 $ (4,380,661) $ 4,900,040
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
CARRYFORWARDS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
TOTAL
ACCUMULATED
EARNINGS
AQR Core Plus Bond Fund ............................... $ 3,449,861 $ 1,544,444 $ 4,335,300 $ 9,329,605
SEPTEMBER 30, 2020 SEPTEMBER 30, 2019
FUND
ORDINARY
INCOME
CAPITAL
GAINS
ORDINARY
INCOME
CAPITAL
GAINS
AQR Core Plus Bond Fund ........................................ $ 3,007,150 $ 111,535 $ 3,836,199 $ —
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Core Plus Bond Fund ................................ $ 814,712,802 $ 807,852,114 $ 602,411,408 $ 602,512,051
FUND PURCHASES SALES
AQR Core Plus Bond Fund ............................................................... $ 137,676,929 $ 136,882,104

34
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The following table lists the fair value of derivatives instruments held by the Fund, by primary underlying risk and contract type, as included in the
Statement of Assets and Liabilities at September 30, 2020.
*
AQR CORE
PLUS BOND
FUND
Foreign Exchange Rate Risk Exposure: 1,322,012
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts .......................................... $ 790,463
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ......................................... (531,549)
1,322,012
Interest Rate Risk Exposure: 5,116,680
Unrealized Appreciation on Futures Contracts
*
................................................................ 54,196
Swaps at Value (Assets)
**
............................................................................... 2,538,303
Unrealized Depreciation on Futures Contracts
*
............................................................... (299,880)
Swaps at Value (Liabilities)
**
............................................................................. (2,224,299)
5,116,680
Credit Risk Exposure: 1,056,946
Swaps at Value (Assets)
**
............................................................................... 726,043
Swaps at Value (Liabilities)
**
............................................................................. (330,902)
1,056,946
Net Fair Value of Derivative Contracts: 476,692
Unrealized Appreciation (Depreciation) on Futures Contracts
*
.................................................... (245,684)
Swaps at Value
**
...................................................................................... 709,145
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts .............................. 258,914
476,692
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**
Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .

35
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statement of Operations for the year ended September 30, 2020:
The following table presents the Fund’s gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of September 30, 2020:
AQR Core Plus Bond Fund
*
AQR CORE
PLUS BOND
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure: (185,054)
Forward Foreign Currency Exchange Contracts ............................................................... $ (185,054)
(185,054)
Interest Rate Risk Exposure: 606,380
Futures Contracts ..................................................................................... (110,948)
Swap Contracts ...................................................................................... 717,328
606,380.49
Credit Risk Exposure: 324,990
Swap Contracts ...................................................................................... 324,990
324,990.14
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure: 125,909
Forward Foreign Currency Exchange Contracts ............................................................... (125,909)
125,909
Interest Rate Risk Exposure: 146,223
Futures Contracts ..................................................................................... (258,961)
Swap Contracts ...................................................................................... 112,738
146,223
Credit Risk Exposure: 31,863
Swap Contracts ...................................................................................... (31,863)
31,863
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 471,552 $ (298,242) $ 173,310 $ – $ (173,310) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 318,911 (233,307) 85,604 – – 85,604
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 790,463 (531,549) 258,914 – (173,310) 85,604

36
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
AQR Core Plus Bond Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $136,694 and total additional collateral pledged was $506,239.
For the year ended September 30, 2020, the quarterly average notional values of the derivatives held by the Fund were as follows:
Derivatives Volume Disclosure*
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 298,242 $ (298,242) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 233,307 (233,307) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 531,549 (531,549) – – – –
*
AQR CORE
PLUS BOND
FUND
Futures Contracts:
Average Notional Balance - Long $ 26,394,835
Average Notional Balance - Short 22,832,863
Ending Notional Balance - Long 44,307,135
Ending Notional Balance - Short 31,576,538
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 27,395,848
Average Settlement Value - Sold 44,418,697
Ending Value - Purchased 38,723,229
Ending Value - Sold 56,539,500
Credit Default Swaps:
Average Notional Balance - Buy Protection 14,008,000
Average Notional Balance - Sell Protection 15,606,000
Ending Notional Balance - Buy Protection 18,500,000
Ending Notional Balance - Sell Protection 15,380,000
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 253,537,543
Average Notional Balance - Receives Fixed Rate 275,653,226
Ending Notional Balance - Pays Fixed Rate 373,379,404
Ending Notional Balance - Receives Fixed Rate 329,827,053
*
Notional values as of each quarter end are used to calculate the average represented.

37
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to the Fund, pursuant to the Investment Management Agreement II, dated November 13, 2015, as amended, entered into by the Trust, on behalf of the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, and manages the Fund investments in accordance with the Fund stated policies. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions, subject to its obligation to seek best execution, and also provides certain other administrative services to the Fund. The Adviser provides persons satisfactory to the Fund’s Board to serve as officers of the Fund.
Pursuant to the Advisory Agreement, the Fund currently pays the Investment Advisory fee at an annual rate of 0.32% calculated on the average daily net assets.
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of the Fund at least through January 28, 2021 for Class I, N, and R6 shares (a) . Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse the Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Fund will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to the Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
(a) On November 16, 2020, the AQR Funds' Board of Trustees approved an extension of the Expense Limitation Agreement between the Trust and the
Advisor through at least January 28, 2022.
For the year ended September 30, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2020 are as follows:
During the year ended September 30, 2020, the Fund recouped amounts as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Fund. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Fund.
FUND CLASS I CLASS N CLASS R6
AQR Core Plus Bond Fund .......................................................... 0.15% 0.15% 0.05%
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30 ,
2020 2020 20 21 20 22 20 23
AQR CORE PLUS BOND FUND
Class I ........... $ 74,645 $ 98,850 $ 3,626 $ 20,579 $ 74,645
Class N ........... 1,223 3,630 499 1,908 1,223
Class R6 .......... 139,879 497,498 111,384 246,235 139,879
Totals $ 215,747 $ 599,978 $ 115,509 $ 268,722 $ 215,747
FUND CLASS I CLASS N CLASS R6
AQR Core Plus Bond Fund ................................................ $ – $ 103 $ –

38
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Principal Risks and Concentrations
The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the
Fund’s performance.
The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate and foreign currency risks.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-
governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investment in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

39
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Fund may be exposed to the risk that one or more securities in the Fund portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Fund may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such the Fund has credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund net asset value or dividends. The Fund minimizes credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Fund when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Fund may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Fund’s exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statement of Assets and Liabilities. The counterparties to the
Fund’s derivative investments may include affiliates of the Fund’s clearing brokers and other major financial institutions. While the Fund uses multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Fund minimizes counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Fund may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
In the normal course of business, the Fund may enter into agreements with the certain counterparties for derivative transactions. A Fund’s Master
Agreement contains provisions that require Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Fund, at times, utilizes substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Fund borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the Fund’s best interest to do so.

40
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Fund may be a party to legal actions arising in the ordinary course of business. The Fund is currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Fund’s prospectuses for a more complete description of the principal risks of investing in the Fund.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with Fund’s investment objective and investment policies. This program allows the Fund to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Fund is not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in the Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statement of Operations.
During the reporting period, the Fund did not utilize the Interfund Lending Program.
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a
Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statement of Operations.
There were no open borrowings as of September 30, 2020 by any of the Funds in the Trust. The Fund did not have any borrowings for the year ended
September 30, 2020.
Principal Ownership
As of September 30, 2020, the Fund had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Core Plus Bond Fund* ............................................... 6 92.45%
*
The percentage held by the Adviser and/or affiliates is 38.62%.

41
Notes to Financial Statements
AQR Funds | Annual Report | September 2020
September 30, 2020
Significant shareholder transactions by these shareholders, if any, may impact the Fund's performance.
New Accounting Pronouncements and Regulations
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date.
The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. The adoption of ASU 2017-08 had no material impact on the Fund.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Subsequent Events
The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events other than those disclosed in Note 8.

42
Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2020
To the Board of Trustees of AQR Funds and Shareholders of AQR Core Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AQR Core Plus Bond Fund (one of the funds constituting AQR Funds, referred to hereafter as the "Fund") as of September 30, 2020, the related statement of operations for the year ended
September 30, 2020, the statement of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2020 and for the period April 5, 2018 (commencement of operations) through September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period ended September 30, 2020 and the financial highlights for each of the two years in the period ended September 30, 2020 and for the period April 5, 2018 (commencement of operations) through September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 17, 2020
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

43
Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2020
The Fund designates the following amount, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2020:
FUND TOTAL
AQR Core Plus Bond Fund .............................................................................. $ 111,535

44
Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 9/30/2020” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/20
AQR Core Plus Bond Fund
Class I
Actual Return $1,000.00 $1,039.40 0.48% $2.45
Hypothetical Return $1,000.00 $1,022.60 0.48% $2.43
Class N
Actual Return $1,000.00 $1,038.70 0.73% $3.72
Hypothetical Return $1,000.00 $1,021.35 0.73% $3.69
Class R6
Actual Return $1,000.00 $1,040.80 0.38% $1.94
Hypothetical Return $1,000.00 $1,023.10 0.38% $1.92
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period unless stated otherwise).

45
Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2020
September 30, 2020
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830.
_________
Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
46 Biogen Inc. (since 2008);
Arch Capital Group
(since 2010); Bioverativ
Inc. (2017-2018); BG
Medicine (2012-2015)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Independent Consultant (retired) (2014-
2016); Managing Director, Finance
Scholars Group (2010-2014) (consulting)
46 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A.,
1950
Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
46 Webster Financial
Corporation (since 2014);
Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
46 None
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
46 Exchange Traded
Concepts Trust (since
2011); Source ETF Trust
(2014-2015)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
46 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
46 None
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Heather Bonner, CPA,
1977
Chief Financial Officer,
since 2014; Treasurer,
since 2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating Officer,
AQR Capital Management, LLC (since
1998)
N/A N/A
Nicole DonVito, J.D.,
1979
Chief Legal Officer, since
2014; Vice President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since 2018 Vice President, AQR Capital Management,
LLC (since 2013)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

46
Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2020
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 18, 20 and 21, 2020 (the “Meeting”) to consider the continuation of the Investment Management Agreement II, as amended, between
AQR Capital Management, LLC (“AQR”) and the Trust on behalf of the AQR Core Plus Bond Fund (the “Fund”) and certain other series of the Trust (the
“Management Agreement”).
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the
Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Fund; (ii) performance information for the Fund relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Fund’s fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Fund; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for the Fund. In approving the continuation of the Management Agreement for the Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR;
(b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Fund and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Fund’s portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for the Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by AQR. The Board Members reviewed the services that AQR provided to the Fund under the Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Fund’s stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the
Fund, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of AQR regarding the management of the Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Fund. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Fund’s investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Fund, the Board Members considered that AQR also provides shareholder and administrative services, oversight of Fund accounting, risk management, compliance oversight, administers the Fund’s liquidity risk management program, oversight of third party service providers and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Fund by
AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Fund over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Fund by AQR pursuant to the Management Agreement were of a high quality and benefit the Fund.
Investment Performance of the Fund and AQR’s Portfolio Management. The Board considered the investment performance of the Fund. In particular, the Independent Board Members considered the investment performance of the Fund relative to its stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Fund relative to funds identified by Broadridge as its peers (the “Performance Peers”). The Board noted that, for the one-year period as of December 31, 2019, the Fund ranked at the median of its Performance Peers and in the second quartile of its
Morningstar category.
Based on these factors, the Board Members determined that the performance of the Fund is consistent with its stated objectives and strategies and
AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Fund. The Board, including the
Independent Board Members, received information regarding the management fees paid by the Fund to AQR pursuant to the Management Agreement.
The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the
Fund and the costs incurred or to be incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for the Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual investment management fees and actual net expenses. The Board noted that, as of
December 31, 2019, the Fund’s net expense ratio was below the median of its Expense Peers.

47
Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2020
The Board also received and reviewed information regarding the profitability of AQR with respect to activities related to the Fund. AQR provided the
Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Fund and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s profitability was not excessive.
Economies of Scale. AQR provided the Board with information concerning the extent to which economies of scale were realized as the Fund grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding the Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level.
It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for the Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of operating the Fund without management fee breakpoints. The Board recognized that economies were also being shared through the expense limitation agreements for the Fund.
The Board noted that, under the Management Agreement, the Fund has no breakpoints in its management fee that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Fund in areas such as compliance, portfolio management, technology and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of
AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it had undertaken to rely on Rule
30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Fund, both tangible and intangible, noting that no payments are received by AQR from the Fund beyond the fees under the Management Agreement.
The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that AQR is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by AQR to the Fund, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to the Fund. The
Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

48
Liquidity Risk Management Program (Unaudited)
AQR Funds | Annual Report | September 2020
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 20, 2020, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2019 through March 31, 2020 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether the Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has been implemented and is operating effectively.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, September 30
, 2020
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2020 (“Reporting Period”).
d).           Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a).           The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee.  Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2019 and September 30, 2020 were:

	2019	2020
Audit Fees (a)	$872,237	$671,787
Audit Related Fees (b)	-	$77,000
Tax Fees (c)	$437,858	$24,610
All Other Fees (d)	$675	$675
Total:	$1,310,770	$774,072

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s [September 30, [2020]] annual financial statements that are not reported under “Audit Fees” above.  The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2020 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement and review of the N-14 filing. There were no audit-related services provided by PricewaterhouseCoopers LLP for the year ended September 30, 2019.

(c)           Tax Fees: The September 30, 2019 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning.  The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.  The September 30, 2020 fees are related to services provided with respect to tax reclaims.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2019 and September 30, 2020: $1,350 and $1,350, respectively.

(h)           Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
                Code of Ethics
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
                Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
November 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
November 17, 2020

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
November 17, 2020